                                                               File Nos. 2-98772
                                                                        811-4347

              As filed with the Securities and Exchange Commission
                                On June 29, 1999

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                      [   ]
                                 ----

     Post-Effective Amendment No.  50                                 [ X ]
                                  ----

REGISTRATION STATEMENT UNDER THE INVESTMENT
            COMPANY ACT OF 1940

     Amendment No.  57                                                [ X ]
                   ----
                                   GMO Trust
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
     ----------------------------------------------------------------------
                    (Address of principal executive offices)

                                  617-330-7500
     ----------------------------------------------------------------------
              (Registrant's telephone number, including area code)

                                with a copy to:

          R. Jeremy Grantham                      J.B. Kittredge, Esq.
          GMO Trust                               Ropes & Gray
          40 Rowes Wharf                          One International Place
          Boston, Massachusetts 02110             Boston, Massachusetts 02110
--------------------------------------------------------------------------------
                    (Name and address of agents for service)



It is proposed that this filing will become effective:

[   ]  Immediately upon filing pursuant to paragraph (b), or

[   ]  60 days after filing pursuant to paragraph (a) (1), or

[ X ]  On June 29, 1999, pursuant to paragraph (b), or

[   ]  75 days after filing pursuant to paragraph (a) (2), of Rule 485.


================================================================================

                                   GMO TRUST

     GMO TRUST (the "Trust"), 40 Rowes Wharf, Boston, Massachusetts 02110, is an open-end management investment company currently offering thirty-three (33) separate portfolios with this Prospectus (collectively, the "FUNDS"). The Trust currently offers three additional portfolios pursuant to separate prospectuses. Each Fund has its own investment objective and strategies. GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (the "MANAGER" or "GMO") is the investment manager for each of the Funds. The Manager has entered into separate Consulting Agreements with Dancing Elephant, Ltd. (the "Consultant") with respect to management of the Emerging Markets Fund, Evolving Countries Fund and Asia Fund.

                                   GMO FUNDS

U.S. EQUITY FUNDS
U.S. Core Fund
Tobacco-Free Core Fund
Value Fund
Fundamental Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
REIT Fund
INTERNATIONAL EQUITY FUNDS
International Core Fund
Currency Hedged
  International Core Fund
Foreign Fund
International Small
  Companies Fund
Japan Fund
Emerging Markets Fund
Evolving Countries Fund
Asia Fund
Global Properties Fund
FIXED INCOME FUNDS
Domestic Bond Fund
U.S. Bond/Global Alpha A
  Fund
U.S. Bond/Global Alpha B
  Fund
International Bond Fund
Currency Hedged
  International Bond Fund
Global Bond Fund
Emerging Country Debt
  Fund
Short-Term Income Fund

Global Hedged Equity Fund

Inflation Indexed Bond
  Fund
Emerging Country Debt Share   Fund
ASSET ALLOCATION FUNDS
International Equity
  Allocation Fund
World Equity Allocation
  Fund
Global (U.S.+) Equity
  Allocation Fund
Global Balanced Allocation
  Fund
U.S. Sector Fund

                  INVESTMENT MANAGER & CLIENT SERVICE PROVIDER
                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

                       Tel: (617) 346-7646 (call collect)

                              Fax: (617) 439-4192


     Each Fund offers up to three CLASSES of shares. All Funds offer CLASS III SHARES, and certain Funds also offer CLASS II and/or CLASS IV SHARES. Eligibility for the classes is generally based on the total amount of assets that a client has invested with GMO (with Class II requiring the least total assets and Class IV the most), with certain special eligibility requirements for Class IV Shares, as more fully described in the GMO Trust Shareholder's Manual. The classes differ solely with regard to the level of SHAREHOLDER SERVICE FEE borne by the class. ALL CLASSES OF A FUND HAVE AN INTEREST IN THE SAME UNDERLYING ASSETS, ARE MANAGED BY GMO, AND PAY THE SAME INVESTMENT MANAGEMENT FEE.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                         JUNE 30, 1999

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.........     3
  U.S. Equity Funds.........................................     4
     U.S. Core Fund.........................................     4
     Tobacco-Free Core Fund.................................     5
     Value Fund.............................................     6
     Fundamental Value Fund.................................     7
     Growth Fund............................................     8
     Small Cap Value Fund...................................     9
     Small Cap Growth Fund..................................    10
     REIT Fund..............................................    11
  International Equity Funds................................    12
     International Core Fund................................    12
     Currency Hedged International Core Fund................    14
     Foreign Fund...........................................    15
     International Small Companies Fund.....................    16
     Japan Fund.............................................    17
     Emerging Markets Fund..................................    18
     Evolving Countries Fund................................    19
     Asia Fund..............................................    20
     Global Properties Fund.................................    21
  Fixed Income Funds........................................    22
     Domestic Bond Fund.....................................    22
     U.S. Bond/Global Alpha A Fund..........................    23
     U.S. Bond/Global Alpha B Fund..........................    24
     International Bond Fund................................    25
     Currency Hedged International Bond Fund................    26
     Global Bond Fund.......................................    27
     Emerging Country Debt Fund.............................    28
     Short-Term Income Fund.................................    29
     Global Hedged Equity Fund..............................    30
     Inflation Indexed Bond Fund............................    31
     Emerging Country Debt Share Fund.......................    32
  Asset Allocation Funds....................................    33
     International Equity Allocation Fund...................    33
     World Equity Allocation Fund...........................    34
     Global (U.S.+) Equity Allocation Fund..................    35
     Global Balanced Allocation Fund........................    36
     U.S. Sector Fund.......................................    37
SUMMARY OF PRINCIPAL RISKS..................................    38
FEES AND EXPENSES...........................................    44
MULTIPLE CLASSES............................................    53
BENCHMARKS AND INDEXES......................................    53
DETERMINATION OF NET ASSET VALUE............................    57
TAXES.......................................................    57
MANAGEMENT OF THE TRUST.....................................    58
FINANCIAL HIGHLIGHTS........................................    62
ADDITIONAL INFORMATION..................................back cover
PURCHASE AND SALE INFORMATION...........................back cover
SHAREHOLDER INQUIRIES...................................back cover

                                   SUMMARY OF
              FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


     GMO Trust provides a broad range of investment choices to investors and each Fund has its own objective, strategies and policies. This Summary describes each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the Summary. The INVESTMENT GUIDELINES contain a more complete description of each Fund's possible investments and strategies. These Guidelines are in the Statement of Additional Information or are available separately. See the back cover of the Prospectus for information about how to receive the Statement of Additional Information or the Investment Guidelines.



     PRINCIPAL RISKS. Investing in mutual funds involves risk and it is possible to lose money on an investment in a Fund. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Because each Fund has different investments and employs different strategies, each Fund's risk profile is different. Investors should refer to the SUMMARY OF PRINCIPAL RISKS in the Prospectus at page 38 for a discussion of the principal risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies.



     An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



     In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments. For example, the Global Bond Fund's summary states that it will "invest primarily in investment grade bonds denominated in various currencies." This means that the Fund may invest directly in investment grade bonds and/or use various exchange-traded and over-the-counter derivative instruments to "invest primarily in" investment grade bonds.



     Many of the Funds are managed and/or meant to be measured relative to a specified benchmark or index. The index that GMO uses to manage the Fund or to measure the Fund's performance (the "GMO Benchmark") is identified under the heading "investment objective" in the following summaries. In some cases, the GMO Benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual total return table. While a Fund may be managed or measured relative to a benchmark or index, none of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark. Some general information about the Funds' benchmarks and indexes is provided under "Benchmarks and Indexes" later in this Prospectus. The Manager may change each Fund's benchmark or index from time to time.



     Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective (except as noted) and policies may be changed by the Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund, International Core Fund and the Japan Fund are fundamental.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85


                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMCTX   USCore  362007 88 2
                                                              Class II   GMTWX   USCore  362007 80 9
                                                              Class IV   GMRFX   USCore  362008 84 9



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO U.S. Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum, cash flow, book value and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
'1989'                                                                           32.10
'1990'                                                                           -1.34
'1991'                                                                           29.89
'1992'                                                                            5.94
'1993'                                                                           16.28
'1994'                                                                            2.36
'1995'                                                                           43.25
'1996'                                                                           17.61
'1997'                                                                           35.10
'1998'                                                                           24.69

                        Highest Quarter: 19.49% (4Q1998)

                        Lowest Quarter: -13.53% (3Q1990)

                      Year-to-Date (as of 3/31/99): 3.65%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             9/18/85
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     24.52%   23.73%     19.71%     19.05%
--------------------------------------------------------------------------------------------------------
 S&P 500                                                       28.57%   24.05%     19.20%     18.84%
--------------------------------------------------------------------------------------------------------
                                                                                              6/7/96
--------------------------------------------------------------------------------------------------------
 CLASS II*                                                     24.35%      N/A        N/A     26.94%
--------------------------------------------------------------------------------------------------------
 S&P 500                                                       28.57%      N/A        N/A     28.66%
--------------------------------------------------------------------------------------------------------



* For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.

 GMO TOBACCO-FREE CORE FUND
Fund Inception Date: 10/31/91

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMTCX   TobaccoFr  362007 85 8


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Tobacco-Free Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, and which are not Tobacco Producing Issuers. Tobacco Producing Issuers are defined as those issuers that are within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to equity securities of non-Tobacco Producing Issuers. Using these principles, the Manager employs a bottom-up approach to select stocks based on strategies such as fair value, earnings and price momentum, cash flow, book value and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
'1992'                                                                            5.69
'1993'                                                                           17.42
'1994'                                                                             2.4
'1995'                                                                              43
'1996'                                                                            18.3
'1997'                                                                            35.6
'1998'                                                                            25.2

                        Highest Quarter: 19.47% (4Q1998)

                        Lowest Quarter: -10.01% (3Q1998)

                      Year-to-Date (as of 3/31/99): 5.16%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             10/31/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     25.02%   24.03%        N/A     20.83%
--------------------------------------------------------------------------------------------------------
 S&P 500                                                       28.57%   24.05%        N/A     20.12%
--------------------------------------------------------------------------------------------------------

 GMO VALUE FUND
Fund Inception Date: 11/13/90


                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOVX   Value   362007 82 5



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Value Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental investment principles and traditional portfolio analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent favorable values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value.



     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                             VALUE FUND %
                                                                             ------------
'1991'                                                                           25.75
'1992'                                                                            9.35
'1993'                                                                           18.67
'1994'                                                                            0.61
'1995'                                                                           38.18
'1996'                                                                           20.73
'1997'                                                                           30.42
'1998'                                                                           11.66

                        Highest Quarter: 18.17% (1Q1991)

                        Lowest Quarter: -10.89% (3Q1998)


                      Year to Date (as of 3/31/99): -0.47%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             11/13/90
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     11.50%   19.53%        N/A     19.36%
--------------------------------------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX                                      15.61%   20.83%        N/A     20.26%
--------------------------------------------------------------------------------------------------------

 GMO FUNDAMENTAL VALUE FUND
Fund Inception Date: 10/31/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362007 65 0


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Fundamental Value Fund seeks long term capital growth primarily through investment in equity securities. The Fund's current benchmark is the S&P 500 Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Index. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental investment principles and traditional portfolio analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent favorable values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value.


     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Derivatives Risk, Foreign Investment Risk and Currency Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                      FUNDAMENTAL VALUE FUND (%)
                                                                      --------------------------
'1992'                                                                           13.92
'1993'                                                                           22.46
'1994'                                                                            3.56
'1995'                                                                           30.58
'1996'                                                                           22.79
'1997'                                                                           28.75
'1998'                                                                           10.11

                        Highest Quarter: 13.14% (2Q1997)

                        Lowest Quarter: -9.99% (3Q1998)


                      Year-to-Date (as of 3/31/99): -1.78%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             10/31/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      9.94%   18.63%        N/A     18.58%
--------------------------------------------------------------------------------------------------------
 S&P 500                                                       28.57%   24.05%        N/A     20.12%
--------------------------------------------------------------------------------------------------------

 GMO GROWTH FUND

Fund Inception Date: 12/30/88



                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOGX   Growth  362007 78 3



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 1000 Growth Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to the large capitalization growth sector of the U.S. equity market. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.



     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk), Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                            GROWTH FUND (%)
                                                                            ---------------
'1989'                                                                           38.34
'1990'                                                                            2.42
'1991'                                                                           41.27
'1992'                                                                            4.21
'1993'                                                                            4.60
'1994'                                                                            1.70
'1995'                                                                           39.85
'1996'                                                                           20.39
'1997'                                                                           29.35
'1998'                                                                           37.30

                        Highest Quarter: 27.46% (4Q1998)

                        Lowest Quarter: -17.77% (3Q1990)

                      Year-to-Date (as of 3/31/99): 5.78%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/30/88
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     37.11%   24.86%     20.80%     20.80%
--------------------------------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                                     38.76%   25.70%     20.56%     20.55%
--------------------------------------------------------------------------------------------------------

 GMO SMALL CAP VALUE FUND
Fund Inception Date: 12/31/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMSVX   SmCapVal  362007 72 6


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Small Cap Value Fund seeks long-term growth of capital. The Fund's current benchmark is the GMO Russell 2500 Value+ Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Value Index. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the four factors, emphasizing stocks that appear attractive in more than one strategy. The Manager then uses a final optimization process to help control portfolio risk.



     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
'1992'                                                                           24.22
'1993'                                                                           20.15
'1994'                                                                            3.84
'1995'                                                                           27.28
'1996'                                                                           20.16
'1997'                                                                           29.72
'1998'                                                                            0.03

                        Highest Quarter: 15.46% (2Q1997)

                        Lowest Quarter: -18.31% (3Q1998)


                      Year-to-Date (as of 3/31/99): -9.72%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     -0.97%   15.32%        N/A     17.23%
--------------------------------------------------------------------------------------------------------
 RUSSELL 2500 VALUE INDEX                                      -1.93%   15.35%        N/A     17.22%
--------------------------------------------------------------------------------------------------------
 GMO RUSSELL 2500 VALUE + INDEX                                -1.93%   15.16%        N/A     15.50%
--------------------------------------------------------------------------------------------------------

 GMO SMALL CAP GROWTH FUND
Fund Inception Date: 12/31/96


                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMSGX   SmCapGr  362007 68 4



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Small Cap Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Growth Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Growth Index. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as the trend in consensus analyst estimates, price momentum and an earnings surprise component. Stocks that demonstrate strong momentum based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the three factors, emphasizing stocks that appear attractive in more than one factor. The Manager then uses a final optimization process to help control risk.



     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk) Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
'1997'                                                                           24.69
'1998'                                                                            5.79

                        Highest Quarter: 22.45% (4Q1998)

                        Lowest Quarter: -22.08% (3Q1998)


                      Year-to-Date (as of 3/31/99): -5.67%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      4.73%      N/A        N/A     14.28%
--------------------------------------------------------------------------------------------------------
 RUSSELL 2500 GROWTH INDEX                                      3.09%      N/A        N/A      8.77%
--------------------------------------------------------------------------------------------------------

 GMO REIT FUND

Fund Inception Date: 5/31/96



                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMORX    REIT    362007 62 7



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO REIT Fund seeks high total return through investment in or exposure to real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets. The Fund's current benchmark is the Morgan Stanley REIT Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in equity REITs, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (1) hedge equity exposure; (2) replace direct investing; and (3) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its assets to equity securities or markets.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to evaluate REITs. Using these principles, the Manager employs a bottom-up approach to select REITs based on such factors as valuation, prospects for growth, quality of the balance sheet and management.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivative Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left show changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.




                      ANNUAL TOTAL RETURN/Class III Shares
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
'1997'                                                                           19.35
'1998'                                                                          -24.36

                        Highest Quarter: 11.52% (3Q1997)

                        Lowest Quarter: -16.27% (3Q1998)


                      Year-to-Date (as of 3/31/99): -3.74%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                              1 YEAR    5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             5/31/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                    -25.11%    N/A        N/A       5.37%
--------------------------------------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX                                    -16.90%    N/A        N/A      10.10%
--------------------------------------------------------------------------------------------------------

                           INTERNATIONAL EQUITY FUNDS


     The International Equity Funds include Funds that invest only or primarily in relatively developed foreign markets as well as Funds that invest all or a portion of their assets in securities traded in the securities markets of less developed countries, often referred to as "emerging markets." Emerging markets include the markets of developing countries in Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. The Evolving Countries Fund invests primarily in certain types of emerging market securities referred to in this Prospectus as "evolving country securities." Evolving country securities are emerging market securities that, in the Manager's view, are more liquid than emerging market securities generally. The Emerging Markets Fund, Evolving Countries Fund and Asia Fund are sometimes referred to in this Prospectus as the "Emerging Markets Funds" because they invest primarily in emerging market securities.


 GMO INTERNATIONAL CORE FUND
Fund Inception Date: 3/31/87


                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class II   GMICX   IntlCore  362007 20 5
                                                              Class III  GMOIX   IntlCore  362007 30 4
                                                              Class IV   GMCFX   IntlCore  362008 83 1



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The International Core Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the 3500 companies in developed markets that are listed in the MSCI Perspective publication, which includes issuers in the MSCI EAFE index, smaller companies and Canadian companies. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as earnings, fair value, book value, price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.

                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                      INTERNATIONAL CORE FUND(%)
                                                                      --------------------------
'1989'                                                                           22.61
'1990'                                                                           -8.12
'1991'                                                                           14.46
'1992'                                                                           -1.15
'1993'                                                                           39.96
'1994'                                                                            4.14
'1995'                                                                           10.32
'1996'                                                                            9.55
'1997'                                                                            0.92
'1998'                                                                           13.60

                        Highest Quarter: 16.70% (1Q1998)

                        Lowest Quarter: -15.92% (3Q1990)


                      Year-to-Date (as of 3/31/99): -1.50%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             3/31/87
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     12.92%    7.48%      9.85%     10.17%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     19.98%    9.18%      5.54%      7.03%
--------------------------------------------------------------------------------------------------------
 GMO EAFE-LITE                                                 21.65%   11.10%      7.71%      8.52%
--------------------------------------------------------------------------------------------------------
                                                                                             9/26/96
--------------------------------------------------------------------------------------------------------
 CLASS II                                                      12.80%      N/A        N/A      8.52%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     19.98%      N/A        N/A     10.24%
--------------------------------------------------------------------------------------------------------
 GMO EAFE-LITE                                                 21.65%      N/A        N/A     13.91%
--------------------------------------------------------------------------------------------------------

 GMO CURRENCY HEDGED

    INTERNATIONAL CORE FUND
Fund Inception Date: 6/30/95


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMOCX   CurHgIntCr  362007 58 5
                                                              Class IV   GMHFX   CurHgIntCr  362008 81 5



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Currency Hedged International Core Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. The Fund's current benchmark is the MSCI EAFE Index (Hedged).



     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the 3500 companies in developed markets that are listed in the MSCI Perspective publication, which includes issuers in the MSCI EAFE index, smaller companies and Canadian companies. The Fund will also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will generally attempt to hedge at least 70% of the foreign currency exposure represented by the securities in the benchmark back to the U.S. dollar. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to international equity markets. Consequently, the Fund's actual foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as earnings, fair value, book value, price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS. The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL CORE FUND(%)
                                                              ------------------------------------------
'1996'                                                                           15.28
'1997'                                                                           12.90
'1998'                                                                            7.29

                        Highest Quarter: 17.38% (1Q1998)

                        Lowest Quarter: -19.29% (3Q1998)

                      Year-to-Date (as of 3/31/99): 2.80%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             6/30/95
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      6.64%      N/A        N/A     13.70%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE (HEDGED)                                            13.69%      N/A        N/A     18.09%
--------------------------------------------------------------------------------------------------------
 GMO EAFE-LITE (HEDGED)                                        15.69%      N/A        N/A     19.03%
--------------------------------------------------------------------------------------------------------

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMFRX   Foreign 362007 56 9
                                                              Class III  GMOFX   Foreign 362007 55 1
                                                              Class IV   GMFFX   Foreign 362008 82 3


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Foreign Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from companies listed outside the U.S., including any of the 4000 companies in developed and emerging markets listed in the MSCI database. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also use exchange-traded and over-the-counter derivatives to adjust its foreign currency exposure.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental analysis of issuers and country economics to build an international equity portfolio. The Manager evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.



     The Fund commenced operations on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
'1989'                                                                           27.27
'1990'                                                                           -9.81
'1991'                                                                           12.34
'1992'                                                                           -4.61
'1993'                                                                           41.16
'1994'                                                                            6.52
'1995'                                                                           13.85
'1996'                                                                           14.31
'1997'                                                                            6.86
'1998'                                                                           13.95

                        Highest Quarter: 16.90% (4Q1998)

                        Lowest Quarter: -18.90% (3Q1990)

                      Year-to-Date (as of 3/31/99): 0.32%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             8/31/84
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     13.95%   11.03%     11.35%     17.99%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     19.98%    9.18%      5.54%     15.13%
--------------------------------------------------------------------------------------------------------
                                                                                             9/30/96
--------------------------------------------------------------------------------------------------------
 CLASS II                                                      13.92%      N/A        N/A     12.39%
--------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     19.98%      N/A        N/A     10.04%
--------------------------------------------------------------------------------------------------------

 GMO INTERNATIONAL


    SMALL COMPANIES FUND


Fund Inception Date: 10/14/91



                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMISX   IntSmCos  362007 52 8




                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The International Small Companies Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the SSB EMI World ex-U.S. Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 3500 companies in developed markets, including issuers in the MSCI EAFE index, smaller companies and Canadian companies, and that are among the smallest 50% in terms of market capitalization for each country. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as earnings, fair value, book value, price momentum, cash flow and neglect (a measure of low analyst coverage and low price volatility). The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Smaller Company Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk, Credit and Counterparty Risk and Liquidity Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                INTERNATIONAL SMALL COMPANIES FUND (%)
                                                                --------------------------------------
'1992'                                                                           -7.39
'1993'                                                                           54.97
'1994'                                                                            4.74
'1995'                                                                            4.91
'1996'                                                                            9.84
'1997'                                                                           -3.54
'1998'                                                                            8.50

                        Highest Quarter: 17.13% (1Q1998)
                        Lowest Quarter: -14.71% (3Q1998)
                      Year-to-Date (as of 3/31/99): -0.44%

                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                            10/14/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                    6.77%     4.45%      N/A         7.58%
--------------------------------------------------------------------------------------------------------
 SSB EMI WORLD EX-US                                          12.15%    4.46%      N/A         4.53%
--------------------------------------------------------------------------------------------------------
 GMO EAFE-LITE                                                21.65%   11.10%      N/A        10.82%
--------------------------------------------------------------------------------------------------------

 GMO JAPAN FUND

Fund Inception Date: 6/8/90



                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOJX   Japan   362007 48 6



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Japan Fund seeks high total return through investment in equity securities of Japanese companies. The Fund's current benchmark is the MSCI Japan Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the MSCI Japan universe. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Japanese equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on several proprietary valuation factors such as earnings and price momentum and measures of neglect (a measure of low analyst coverage and low price volatility). The Manager uses a top-down approach to favor sectors that it believes represent the best long-term values within the Japanese market. The Manager then uses an optimization process to weigh the trade-off of a stock's return forecast and how much risk it adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                            JAPAN FUND (%)
                                                                            --------------
'1991'                                                                            4.99
'1992'                                                                          -13.99
'1993'                                                                           26.55
'1994'                                                                           25.82
'1995'                                                                           -3.85
'1996'                                                                           -12.8
'1997'                                                                          -23.44
'1998'                                                                           12.11

                        Highest Quarter: 26.32% (4Q1998)
                        Lowest Quarter: -20.28% (4Q1997)
                      Year-to-Date (as of 3/31/99): 7.87%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                             6/8/90
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    10.98%   -2.16%      N/A      -2.00%
-------------------------------------------------------------------------------------------------------
 MSCI JAPAN INDEX                                              5.03%   -3.69%      N/A      -3.48%
-------------------------------------------------------------------------------------------------------

 GMO EMERGING MARKETS FUND
Fund Inception Date: 12/9/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMOEX   EmergMkt  362007 60 1
                                                              Class IV   GMEFX   EmergMkt  362008 79 9


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased emerging market equity portfolio. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Consultant examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.



     RISKS. The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                       EMERGING MARKETS FUND (%)
                                                                       -------------------------
'1994'                                                                            6.29
'1995'                                                                          -12.57
'1996'                                                                           11.64
'1997'                                                                            -0.1
'1998'                                                                          -28.88

                        Highest Quarter: 21.11% (3Q1994)

                        Lowest Quarter: -28.24% (2Q1998)

                      Year-to-Date (as of 3/31/99): 10.80%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              12/9/93
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -30.30%    -6.30%       N/A     -4.42%
---------------------------------------------------------------------------------------------------------
 IFC INVESTABLE                                                -22.02%   -10.13%       N/A     -8.10%
---------------------------------------------------------------------------------------------------------

 GMO EVOLVING COUNTRIES FUND
Fund Inception Date: 8/29/97

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                        Ticker     Symbol       Cusip
                                                                       ---------  ---------  -----------
                                                              Class
                                                              III        GMCEX    EvolvCntr  362008 85 6


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Evolving Countries Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund attempts to achieve its objective by focusing its investments in evolving country securities that are more liquid than emerging market securities generally. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased, relatively liquid and earnings momentum-biased emerging market equity portfolio. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Consultant examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Year Ending December 31

[Graph]

                                                                      EVOLVING COUNTRIES FUND (%)
                                                                      ---------------------------
'1998'                                                                          -24.03

                        Highest Quarter: 24.13% (4Q1998)

                        Lowest Quarter: -28.87% (2Q1998)

                      Year-to-Date (as of 3/31/99): 7.64%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              8/29/97
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -25.55%       N/A       N/A    -31.25%
---------------------------------------------------------------------------------------------------------
 IFC INVESTABLE                                                -22.02%       N/A       N/A    -27.52%
---------------------------------------------------------------------------------------------------------

 GMO ASIA FUND
Fund Inception Date: 2/18/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMASX   Asia     362008 75 7


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's current benchmark is the GMO Asia 7 Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies traded in Asian countries other than Japan. The Fund may also use derivatives.



     PRINCIPAL INVESTMENTS: The Manager has appointed Dancing Elephant, Ltd. to serve as Consultant to the Fund. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide Asian equity exposure. Using these principles, the Consultant creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts. For securities, the Consultant examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Consultant examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Consultant also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Consultant then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk it adds relative to the Fund's benchmark and transaction costs.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.



     No performance information is included in this section because the Fund commenced operations in 1998.

 GMO GLOBAL PROPERTIES FUND

Fund Inception Date: 12/20/96



                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMGPX   N/A      362008 30 2



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Global Properties Fund seeks high total return through investment in securities of issuers throughout the world which are engaged in or related to the real estate industry or which own significant real estate assets ("real estate companies"). The Fund's current benchmark is the SSB BMI World Property Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of publicly traded real estate companies with market capitalizations exceeding $30 million. The Fund will typically make investments in approximately 30 countries. The Fund may also use derivatives to adjust its foreign currency exposure.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in the equity securities of companies that have at least 50% of their assets, gross income or net profits attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services that are related to the real estate industry. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental principles to provide exposure to global real estate companies. The Manager uses a four step process to build the portfolio. First, the Manager analyzes relative macroeconomic trends and evaluates currency exchange risks in a country. Second, the Manager analyzes local property markets, examining such factors as supply and demand, rental rate and capital value trends, all segmented by property types. Third, the Manager values individual stocks based on current price to a target value adjusted for return volatility, composition and cost of capital, property quality, management quality and earnings growth. Finally, the Manager selects stocks, assuming holding periods ranging from 12 to 36 months. The portfolio is constructed by first deciding country allocations, then currency hedges, property type preferences and finally stock selection.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Non-Diversification Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                      GLOBAL PROPERTIES FUND (%)
                                                                      --------------------------
'1997'                                                                            1.81
'1998'                                                                           -9.34

                        Highest Quarter: 6.50% (3Q1997)

                        Lowest Quarter: -10.99% (3Q1998)


                      Year-to-Date (as of 3/31/99): -4.29%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              12/20/96
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -10.16%       N/A       N/A     -3.97%
---------------------------------------------------------------------------------------------------------
 SSB BMI WORLD PROPERTY INDEX                                  -13.24%       N/A       N/A    -10.45%
---------------------------------------------------------------------------------------------------------

                               FIXED INCOME FUNDS


     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, but the Manager may also create "synthetic" bonds by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.


 GMO DOMESTIC BOND FUND
Fund Inception Date: 8/18/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMDBX    DomestBd   362007 41 1


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Domestic Bond Fund seeks high total return through investment in U.S. investment grade securities. The Fund's current benchmark is the Lehman Brothers Government Bond Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques to identify bonds which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four (4) to six (6) years.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Leveraging Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
'1995'                                                                           18.57
'1996'                                                                            3.04
'1997'                                                                            9.96
'1998'                                                                            8.05

                        Highest Quarter: 6.35% (2Q1995)

                        Lowest Quarter: -2.37% (1Q1996)


                      Year-to-Date (as of 3/31/99): -1.63%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             8/18/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     8.05%      N/A       N/A       8.74%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT BOND INDEX                         9.85%      N/A       N/A       9.02%
--------------------------------------------------------------------------------------------------------

 GMO U.S. BOND/GLOBAL


    ALPHA A FUND

Fund Inception Date: 4/30/97


                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGAX   USBdAlfaA  362008 60 9




                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha A Fund seeks high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to lower-rated securities (also known as "junk bonds"), which may include the sovereign debt of Emerging Countries. The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.



     The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over-and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques and quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Year Ending December 31

[Graph]

                                                                   U.S. BOND/GLOBAL ALPHA A FUND (%)
                                                                   ---------------------------------
'1998'                                                                           3.87

                        Highest Quarter: 1.51% (3Q1998)

                        Lowest Quarter: -0.13% (4Q1998)


                      Year-to-Date (as of 3/31/99): -2.37%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             4/30/97
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     3.72%      N/A       N/A       9.35%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX                          8.63%      N/A       N/A       10.42%
--------------------------------------------------------------------------------------------------------

 GMO U.S. BOND/GLOBAL

    ALPHA B FUND
Fund Inception Date: 7/29/97


                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGBX   USBdAlfaB  362008 88 0




                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO U.S. Bond/Global Alpha B Fund seeks high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's current benchmark is the Lehman Brothers Aggregate Bond Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to lower-rated securities (also known as "junk bonds"). The Fund will generally attempt to hedge at least 75% of its foreign currency exposure back to the U.S. dollar, and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy.



     The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting global bond and currency markets to over-and underweight. A portion of the Fund's net assets may be invested in or exposed to foreign bonds, bond markets and foreign currencies on an unhedged basis. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques and quantitative applications to transfer valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio. The core portfolio seeks to match the duration of, and produce returns similar to, the Fund's benchmark. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Year Ending December 31

[Graph]

                                                                   U.S. BOND/GLOBAL ALPHA B FUND (%)
                                                                   ---------------------------------
'1998'                                                                           7.00

                        Highest Quarter: 3.91% (3Q1998)

                        Lowest Quarter: -0.41% (4Q1998)


                      Year-to-Date (as of 3/31/99): -1.77%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             7/29/97
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     6.84%       N/A        N/A      6.88%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX                          8.63%       N/A        N/A      8.89%
--------------------------------------------------------------------------------------------------------

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMIBX   IntlBond  362007 37 9


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
'1994'                                                                            5.16
'1995'                                                                           27.31
'1996'                                                                           16.66
'1997'                                                                            0.88
'1998'                                                                           10.79

                        Highest Quarter: 10.53% (1Q1995)

                        Lowest Quarter: -5.08% (1Q1997)


                      Year-to-Date (as of 3/31/99): -5.78%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                             12/22/93
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     10.62%   11.75%        N/A      11.46%
---------------------------------------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX                    18.28%    8.76%        N/A       8.50%
---------------------------------------------------------------------------------------------------------

 GMO CURRENCY HEDGED
    INTERNATIONAL BOND FUND
Fund Inception Date: 9/30/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMHBX   CurHgIntBd  362007 34 6



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: GMO Currency Hedged International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).



     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund will retain no more than 25% of its net currency exposure in the U.S. dollar (allowing for netting of long and short currency positions), and may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. The Manager will make extensive use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
'1995'                                                                           27.78
'1996'                                                                           23.86
'1997'                                                                           15.76
'1998'                                                                            5.67

                        Highest Quarter: 8.50% (2Q1995)
                         Lowest Quarter: 0.01% (4Q1998)
                      Year-to-Date (as of 3/31/99): 1.04%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             9/30/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      5.52%      N/A        N/A     16.69%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX (HEDGED)           12.14%      N/A        N/A     13.08%
--------------------------------------------------------------------------------------------------------

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95


                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMGBX   GlobalBd   362007 31 2



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Global Bond Fund seeks high total return through investment in global bond and currency markets. The Fund's current benchmark is the J.P. Morgan Global Government Bond Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
'1996'                                                                           13.07
'1997'                                                                            6.36
'1998'                                                                           10.25

                        Highest Quarter: 5.18% (3Q1998)

                        Lowest Quarter: -3.28% (1Q1997)


                      Year-to-Date (as of 3/31/99): -4.98%

                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


---------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                             12/28/95
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     10.09%      N/A        N/A       9.77%
---------------------------------------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX                      15.31%      N/A        N/A       6.86%
---------------------------------------------------------------------------------------------------------

 GMO EMERGING COUNTRY


    DEBT FUND

Fund Inception Date: 4/19/94

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMCDX   EmgCntrDt  362007 27 0
                                                              Class IV   GMDFX   EmgCntrDt  362008 78 1


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Emerging Country Debt Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index+.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in sovereign debt of Emerging Countries. The Fund will generally have at least 50% of its assets denominated in, or hedged into, U.S. dollars. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, and may seek to provide some protection against defaults of sovereign issuers in certain countries through the use of certain derivative instruments.



     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs a bottom-up approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.



     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                     EMERGING COUNTRY DEPT FUND %
                                                                     ----------------------------
'1995'                                                                           45.10
'1996'                                                                           65.71
'1997'                                                                           31.01
'1998'                                                                          -30.53

                        Highest Quarter: 26.17% (2Q1995)
                        Lowest Quarter: -34.91% (3Q1998)
                      Year-to-Date (as of 3/31/99): 4.29%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                              1 YEAR    5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             4/19/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                    -31.05%    N/A        N/A      16.86%
--------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMERGING MARKETS BOND INDEX+                     -14.35%    N/A        N/A      12.30%
--------------------------------------------------------------------------------------------------------

 GMO SHORT-TERM INCOME FUND

Fund Inception Date: 4/18/90



                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMSIX    STIF    362007 47 8



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Short-Term Income Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's current benchmark is the SSB 3 Month T-Bill Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in issues of AAA-quality. The Fund may invest in repurchase agreements, high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans and certificates of deposit, bankers' acceptances and other bank obligations and repurchase agreements. While the Fund intends to invest primarily in short-term securities, it is NOT a money market fund.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to purchase bonds with a high relative yield spread. The Fund seeks to maintain a duration of not greater than two years. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.


     RISKS: The most significant risk of an investment in the Fund is Market Risk. For more information about this risk, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
'1991'                                                                           8.23
'1992'                                                                           5.78
'1993'                                                                           5.65
'1994'                                                                           1.60
'1995'                                                                           9.97
'1996'                                                                           5.40
'1997'                                                                           6.11
'1998'                                                                           4.48

                        Highest Quarter: 3.51% (4Q1991)
                        Lowest Quarter: -0.24% (1Q1992)
                      Year-to-Date (as of 3/31/99): 1.26%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             4/18/90*
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     4.48%    5.47%       N/A       6.06%
--------------------------------------------------------------------------------------------------------
 SSB 3 MONTH T-BILL INDEX                                      5.04%    5.10%       N/A       4.99%
--------------------------------------------------------------------------------------------------------



* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

 GMO GLOBAL HEDGED EQUITY FUND
Fund Inception Date: 7/29/94

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362007 44 5


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Global Hedged Equity Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund's current benchmark is the SSB 3 Month T-Bill Index.



     INVESTMENT UNIVERSE: The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. The Fund may also use derivatives, including the equity hedging investments described below.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the relevant equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments.



     Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Fund will perform more like a short-term fixed income fund adjusted by the Manager's outperformance or underperformance of equity markets generally.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund will implement its strategy globally with a combination of U.S. equities and international equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Foreign Investment Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                     GLOBAL HEDGED EQUITY FUND (%)
                                                                     -----------------------------
'1995'                                                                            8.04
'1996'                                                                            4.09
'1997'                                                                            -1.6
'1998'                                                                           -7.08

                        Highest Quarter: 3.28% (2Q1995)

                        Lowest Quarter: -4.10% (2Q1998)


                      Year-to-Date (as of 3/31/99): -1.42%


                          AVERAGE ANNUAL TOTAL RETURN

                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             7/29/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     -8.72%      N/A        N/A      0.32%
--------------------------------------------------------------------------------------------------------
 SSB 3 MONTH T-BILL INDEX                                       5.04%      N/A        N/A      5.28%
--------------------------------------------------------------------------------------------------------

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97


                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMIIX   InfltInBd   362007 247



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The GMO Inflation Indexed Bond Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's current benchmark is the Lehman Brothers Treasury Inflation Notes Index.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in inflation indexed (as defined above) and other fixed income securities of both the United States and foreign issuers. Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund may also invest a portion of its assets in lower-rated securities (also known as "junk bonds"). The Fund may also invest in derivatives.


     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to select issues by matching the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.


     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Year Ending December 31

[Graph]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
'1998'                                                                           4.17

                        Highest Quarter: 2.36% (3Q1998)
                         Lowest Quarter: 0.16% (4Q1998)
                      Year-to-Date (as of 3/31/99): 0.81%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             3/31/97
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     3.96%       N/A        N/A      4.18%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS TREASURY INFLATION NOTES INDEX                3.94%       N/A        N/A      4.25%
--------------------------------------------------------------------------------------------------------

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III   N/A      N/A     362008 64 1



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Emerging Country Debt Share Fund seeks high total return through investment in the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index+.



     PRINCIPAL INVESTMENTS: The Fund invests primarily in ECDF, and will therefore indirectly employ ECDF's principal strategies. The Fund may also invest in cash and high quality money market instruments.


     For a discussion of the objective, principal investments and strategies and portfolio construction process for ECDF, please see "Summary of Fund Objectives and Principal Investment Strategies -- Emerging Country Debt Fund" above.


     RISKS: The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.



     No performance information is included in this section because the Fund commenced operations in 1998.

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")


     The Asset Allocation Funds invest primarily in other Funds of the Trust and, as a result, provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds in which each Asset Allocation Fund invests.


PORTFOLIO CONSTRUCTION


     The Manager uses fundamental and quantitative investment principles to provide broad exposure to asset classes or sectors ("Asset Classes") and to make optimal allocations among these Asset Classes. The Manager uses top-down valuation methodologies to allocate Fund assets away from underlying Funds investing primarily in overvalued Asset Classes and into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. Each Fund will consider whether to rebalance when cash flows occur, the investment outlook changes, or there has been a significant change in market valuation levels.

 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND

Fund Inception Date: 10/11/96



                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GIEAX   IntEqAl  362007 21 3




                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The International Equity Allocation Fund seeks total return greater than the return of the GMO EAFE Extended benchmark through investment to varying extents in other Funds of the Trust.


     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").


     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO EAFE Extended benchmark. This benchmark modifies the MSCI EAFE index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.



     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years ending December 31

[Graph]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
'1997'                                                                           1.74
'1998'                                                                           1.99

                        Highest Quarter: 14.99% (4Q1998)

                        Lowest Quarter: -15.91% (3Q1998)

                      Year-to-Date (as of 3/31/99): 0.93%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             10/11/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      1.06%      N/A        N/A      2.47%
--------------------------------------------------------------------------------------------------------
 MSCI AC WORLD EX US                                           14.11%      N/A        N/A      8.15%
--------------------------------------------------------------------------------------------------------
 GMO EAFE-LITE EXTENDED                                        16.76%      N/A        N/A     11.25%
--------------------------------------------------------------------------------------------------------

 GMO WORLD EQUITY
    ALLOCATION FUND
Fund Inception Date: 6/28/96


                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMWAX   WrldEqAl   362007 17 1




                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The World Equity Allocation Fund seeks total return greater than the return of the GMO World Extended benchmark through investment to varying extents in other Funds of the Trust.


     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), GMO U.S. Equity Funds, and the GMO Fixed Income Funds (collectively, "underlying Funds").


     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO World Extended benchmark. This benchmark modifies the MSCI World Index including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.



     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
'1997'                                                                           10.23
'1998'                                                                            2.73

                        Highest Quarter: 14.30% (4Q1998)

                        Lowest Quarter: -15.08% (3Q1998)

                      Year-to-Date (as of 3/31/99): 0.68%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             10/22/96*
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      1.90%      N/A        N/A      7.37%
--------------------------------------------------------------------------------------------------------
 MSCI AC WORLD INDEX                                           21.72%      N/A        N/A     17.90%
--------------------------------------------------------------------------------------------------------
 GMO WORLD-LITE EXTENDED INDEX                                 22.16%      N/A        N/A     20.04%
--------------------------------------------------------------------------------------------------------



* Class III inception date. The Fund commenced operations on June 28, 1996 with a single class of shares -- Class I shares. Class I shares converted to Class III shares on March 1, 1997.

 GMO GLOBAL (U.S.+) EQUITY


    ALLOCATION FUND

Fund Inception Date: 6/28/96

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMGEX   GlEqtyAl  362007 14 8



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Global (U.S.+) Equity Allocation Fund seeks total return greater than the return of the GMO Global (U.S.+) Equity Index through investment to varying extents in other Funds of the Trust.


     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO U.S. Equity Funds, GMO International Equity Funds (including the GMO Emerging Markets Funds) and the GMO Fixed Income Funds (collectively, "underlying Funds").


     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global (U.S.+) Equity Index benchmark, which is comprised 75% of the S&P 500 Index and 25% of GMO EAFE Extended. GMO EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.



     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
'1997'                                                                           19.90
'1998'                                                                            5.97

                        Highest Quarter: 14.22% (4Q1998)
                        Lowest Quarter: -13.52% (3Q1998)
                      Year-to-Date (as of 3/31/99): 0.55%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             11/26/96
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      5.31%    N/A        N/A       12.14%
--------------------------------------------------------------------------------------------------------
 75% S&P 500; 25% MSCI ALL COUNTRY WORLD EX U.S.               24.92%    N/A        N/A       22.56%
--------------------------------------------------------------------------------------------------------
 GMO GLOBAL (U.S.+) EQUITY INDEX                               25.65%    N/A        N/A       23.54%
--------------------------------------------------------------------------------------------------------

 GMO GLOBAL BALANCED
    ALLOCATION FUND
Fund Inception Date: 7/29/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMGAX   GlBalAl  362007 11 4



                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The Global Balanced Allocation Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other Funds of the Trust.


     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds.


     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global Balanced benchmark, which is comprised 48.75% of the S&P 500 Index, 16.25% of GMO EAFE Extended and 35% of the Lehman Brothers Aggregate Bond Index. GMO EAFE Extended modifies the MSCI EAFE Index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.



     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
'1998'                                                                           4.38

                        Highest Quarter: 7.85% (4Q1998)
                        Lowest Quarter: -7.89% (3Q1998)
                      Year-to-Date (as of 3/31/99): -0.46%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998


--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             6/2/97*
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      3.90%    N/A        N/A        8.20%
--------------------------------------------------------------------------------------------------------
 50% S&P 500; 50% LEHMAN AGGREGATE BOND FUND                   19.00%    N/A        N/A       19.76%
--------------------------------------------------------------------------------------------------------
 GMO GLOBAL BALANCED INDEX                                     20.14%    N/A        N/A       19.28%
--------------------------------------------------------------------------------------------------------



* Class III inception date. The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I Shares. Class I Shares converted to Class III Shares on September 1, 1997.

 GMO U.S. SECTOR FUND
Fund Inception Date: 12/31/92

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMUSX   USSector  362007 75 9


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



     INVESTMENT OBJECTIVE: The U.S. Sector Fund seeks total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in other Funds of the Trust ("underlying Funds").


     INVESTMENT UNIVERSE: The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund and REIT Fund, and/or directly in equity securities of the type invested in by these Funds.


     PRINCIPAL INVESTMENTS: The Fund will typically be nearly fully exposed to equity securities through investment in the underlying Funds.



     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 38.


                                  PERFORMANCE


     The performance information below helps to show the risks of investing in the Fund. The bar chart to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.


                      ANNUAL TOTAL RETURN/Class III Shares

                            Years Ending December 31

[Graph]

'1993'                                                                           16.88
------                                                                           -----
'1994'                                                                            3.27
'1995'                                                                           43.18
'1996'                                                                           18.24
'1997'                                                                           28.64
'1998'                                                                           11.64

                        Highest Quarter: 16.09% (4Q1998)
                        Lowest Quarter: -12.52% (3Q1998)
                      Year to Date (as of 3/31/99): 0.21%
                          AVERAGE ANNUAL TOTAL RETURN
                        Periods Ending December 31, 1998

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/92
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     11.14%   20.10%      N/A       19.55%
--------------------------------------------------------------------------------------------------------
 S&P 500                                                       28.57%   24.05%      N/A       21.60%
--------------------------------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------------
                                                        SMALLER               FOREIGN                  NON-
                                    MARKET   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION CONCENTRATION
                                     RISK      RISK      RISK       RISK        RISK      RISK         RISK           RISK
-------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                       --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund               --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Value Fund                           --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value Fund               --        --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                          --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                 --        --        --         --          --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                --        --        --         --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                            --        --                   --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Core Fund              --        --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Core Fund                          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                         --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 International Small Companies
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                           --        --        --         --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund              --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Global Properties Fund               --        --        --         --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                            --        --        --         --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                   --        --                   --                                 --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha A
   Fund                               --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha B
   Fund                               --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund              --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Bond Fund                          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund           --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund               --        --                                                      --
-------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund            --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund         --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
   Fund                               --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                     --        --        --         --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------  --------------------------------------
                                                CREDIT AND
                                    LEVERAGING COUNTERPARTY   MANAGEMENT
                                       RISK        RISK          RISK
----------------------------------  --------------------------------------
 DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------
 U.S. Core Fund                         --          --            --
-------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                 --          --            --
----------------------------------------------------------------------------------------------------------------------
 Value Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value Fund                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Core Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Core Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                       --            --
-------------------------------------------------------------------------------------------------------------------------------
 International Small Companies
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Properties Fund                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                     --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha A
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond/Global Alpha B
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
   Bond Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund             --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund           --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
   Fund                                 --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------


     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you can lose money by investing in the Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. The chart at the beginning of this section identifies the principal risks associated with each Fund. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Investment Guidelines for each Fund set forth in the Statement of Additional Information include more information about the Funds and their investments. The Statement of Additional Information is available free of charge by contacting the Manager.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. The following summarizes certain general market risks associated with investments in equity and fixed income securities.

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.


     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. Such companies may have experienced adverse business developments or may be subject to special risks. Other factors may also have caused their securities to be out of favor. However, these securities bear the risk that the companies may not overcome the adversity or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund and Fundamental Value Fund, which invest primarily in value securities.



     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. As a general rule, growth securities often are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the Small Cap Growth Fund, which invest primarily in growth securities.



     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income security generally rise.



     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.



     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/ Global Alpha B Fund, Global Properties Fund, Domestic Bond Fund, REIT Fund, Currency Hedged International Core Fund and Foreign Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.



     In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, Global Properties Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.


     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Emerging Markets Fund, Evolving Countries Fund Asia Fund, International Bond Fund, Currency Hedged International Bond Fund and U.S. Bond/Global Alpha A Fund, all of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Small Cap Growth Fund, International Small Companies Fund, Emerging Markets Fund and Global Properties Fund, all of which invest primarily in companies with small or medium-sized market capitalizations.

     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, markets and currencies without the Funds having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, please see "Investment Objectives and Policies" and "Investment Guidelines" in the Statement of Additional Information.

     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.


     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund, U. S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, and Inflation Indexed Bond Fund, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.



     In addition, the Emerging Country Debt Fund's (and thus indirectly, the Emerging Country Debt Share Fund's) significant use of credit default swap contracts also presents derivatives risk. In a credit default swap, a Fund makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. However, if the third party does not default, the Fund loses its investment and recovers nothing. Credit default swaps involve risk because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).



     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.


     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.



     In addition, Funds such as the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, U.S. Bond/Global Alpha A Fund, Emerging Country Debt Fund and Emerging Country Debt Share Fund that invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.


     - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.


     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and REIT Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."



     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Small Cap Growth Fund, REIT Fund, U.S. Sector Fund, Currency Hedged International Core Fund, Foreign Fund , Japan Fund, Emerging Markets Fund, Evolving Countries Fund , Global Properties Fund and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.

     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as a part of diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.

     The REIT Fund and the Global Properties Fund invest primarily in real estate securities. Thus, the value of these Funds' shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

     Similarly, Funds that invest significant portions of their assets in concentrated geographic areas, such as the Japan Fund and the Asia Fund, have more exposure to regional economic risks than Funds making foreign investments throughout the world's economies.

     The Japan Fund invests almost exclusively in Japanese securities, and no effort will be made by the Manager to assess the Japanese economic, political or regulatory developments or changes in currency exchange rates for purposes of varying the portion of the Fund's assets invested in Japanese securities. This means that the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in Japan. Also, since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on particular Japanese companies and on the Japanese economy generally.

     The Asia Fund invests almost exclusively in Asian securities. This regional concentration makes Asia Fund more susceptible to investment factors affecting the region than a more geographically diverse fund. The region encompasses countries at varying levels of economic development -- ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.


     - LEVERAGING RISK. Each Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Additionally, all of the Funds may invest in derivatives and may enter into reverse repurchase agreements. While none of the Funds intends to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the Fund, the Funds will often consider derivative instruments as offsetting one another or other assets such that only the net difference in value of the derivatives and/or assets that are offsetting will be considered for these purposes. While this practice is significant in many of the Funds, it is used most extensively by the Fixed Income Funds, many of which use derivatives and offsetting derivatives as their principal means of achieving desired economic exposure. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Funds may perform as if they were leveraged.



     This same compounding of risk can occur in International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, REIT Fund and Inflation Indexed Bond Fund, which may take on simultaneous long and short positions in different currencies. While these long and short positions are managed such that these Funds' net investment in foreign currency does not exceed the Fund's net assets, a lack of correlation between currencies (which may or may not be anticipated by the Manager) may expose more than one hundred percent of the Fund's assets to currency risk. Similarly, the U.S. Equity and International Equity Funds may take long and short positions on equity securities and/or "baskets" of equity securities, including simultaneous positions through the use of a single derivative instrument such as a swap contract or other over-the-counter derivative instrument. A lack of correlation between the equity securities that are the subject of these instruments (which may or may not be anticipated by the Manager) could expose more than one hundred percent of the Fund's portfolio to equity securities risk.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.


     In addition, all of the Funds are also exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.


     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager (and, in the case of the Emerging Markets Funds, Evolving Countries Fund and Asia Fund, the Consultant) will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager or the Consultant may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.


     - SPECIAL ASSET ALLOCATION FUND CONSIDERATIONS. The Manager does not charge an investment management fee for asset allocation advice provided to the Asset Allocation Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses"). The Asset Allocation Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which the Asset Allocation Funds invest, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.



     - SPECIAL YEAR 2000 RISK CONSIDERATIONS. Many of the services provided to the Funds depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Funds' service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. GMO, as well as the Trust's administrator, transfer agent, custodians and other service providers, have reported that each is working toward mitigating the risks associated with the so-called "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the Year 2000 problem will not have an adverse effect on the entities whose securities are held by the Fund or on U.S. or global equity markets or economies generally.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses you may pay if you buy and hold shares of the Funds. Footnotes to the tables begin on page 47 and are important to understanding this table.


----------------------------------------------------------------------------------------------------------
                                  PURCHASE AND
                                REDEMPTION FEES
                         (FEES PAID DIRECTLY TO FUND AT            ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME          PURCHASE OR REDEMPTION)        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                          Cash Purchase      Redemption                                              Total
                          Premium (as a      Fees (as a                Shareholder                  Annual
                            % of amount     % of amount   Management       Service      Other    Operating
                           invested)(1)    redeemed)(1)          Fee           Fee   Expenses     Expenses
 U.S. Equity Funds
  U.S. CORE FUND
       Class II              0.14%(2)          None         0.33%      0.22%(3)       0.02%        0.57%
       Class III             0.14%(2)          None         0.33%      0.15%(3)       0.02%        0.50%
       Class IV              0.14%(2)          None         0.33%      0.105%(3)      0.02%       0.455%
----------------------------------------------------------------------------------------------------------
  TOBACCO-FREE
     CORE FUND
       Class III             0.14%(2)          None         0.33%      0.15%(3)       0.08%        0.56%
----------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III             0.14%(2)          None         0.46%      0.15%(3)       0.06%        0.67%
----------------------------------------------------------------------------------------------------------
  FUNDAMENTAL VALUE
     FUND
       Class III             0.15%(2)          None         0.60%      0.15%(3)       0.06%        0.81%
----------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III             0.14%(2)          None         0.33%      0.15%(3)       0.06%        0.54%
----------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III             0.50%(2)         0.50%(2)      0.33%      0.15%(3)       0.04%        0.52%
----------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III             0.50%(2)         0.50%(2)      0.33%      0.15%(3)       0.06%        0.54%
----------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III             0.50%(2)         0.50%(2)      0.54%      0.15%(3)       0.05%        0.74%
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL CORE
     FUND
       Class II              0.60%(2)          None         0.54%      0.22%(3)       0.07%        0.83%
       Class III             0.60%(2)          None         0.54%      0.15%(3)       0.07%        0.76%
       Class IV              0.60%(2)          None         0.54%      0.09%(3)       0.07%        0.70%
----------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL CORE
     FUND
       Class III             0.60%(2)          None         0.54%      0.15%(3)       0.21%        0.90%
       Class IV              0.60%(2)          None         0.54%      0.09%(3)       0.21%        0.84%
----------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II               None             None         0.60%      0.22%(3)       0.10%        0.92%
       Class III              None             None         0.60%      0.15%(3)       0.10%        0.85%
       Class IV               None             None         0.60%      0.09%(3)       0.10%        0.79%
----------------------------------------------------------------------------------------------------------

-----------------------  -------------------------------

                         ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------  -------------------------------

                                                     NET
                                  Expense         ANNUAL
                         Reimbursement(4)       EXPENSES
 U.S. Equity Funds
  U.S. CORE FUND
       Class II                0.02%            0.55%
       Class III               0.02%            0.48%
       Class IV                0.02%           0.435%
----------------------------------------------------------------------------------------------------------
  TOBACCO-FREE
     CORE FUND
       Class III               0.08%            0.48%
----------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III               0.06%            0.61%
----------------------------------------------------------------------------------------------------------
  FUNDAMENTAL VALUE
     FUND
       Class III               0.06%            0.75%
----------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III               0.06%            0.48%
----------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III               0.04%            0.48%
----------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III               0.06%            0.48%
----------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III               0.05%            0.69%
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL CORE
     FUND
       Class II                0.07%            0.76%
       Class III               0.07%            0.69%
       Class IV                0.07%            0.63%
----------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL CORE
     FUND
       Class III               0.21%            0.69%
       Class IV                0.21%            0.63%
----------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II                0.10%            0.82%
       Class III               0.10%            0.75%
       Class IV                0.10%            0.69%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                  PURCHASE AND
                                REDEMPTION FEES
                         (FEES PAID DIRECTLY TO FUND AT            ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME          PURCHASE OR REDEMPTION)        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                          Cash Purchase      Redemption                                              Total
                          Premium (as a      Fees (as a                Shareholder                  Annual
                            % of amount     % of amount   Management       Service      Other    Operating
                           invested)(1)    redeemed)(1)          Fee           Fee   Expenses     Expenses
  INTERNATIONAL SMALL
     COMPANIES FUND
       Class III             1.00%(2)         0.60%(2)      0.60%      0.15%(3)       0.16%        0.91%
----------------------------------------------------------------------------------------------------------
  JAPAN FUND
       Class III             0.20%(2)         0.20%(2)      0.54%      0.15%(3)       0.18%        0.87%
----------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND
       Class III             1.60%(5)         0.40%(5,6)    0.81%      0.15%(3)       0.22%        1.18%
       Class IV              1.60%(5)         0.40%(5,6)    0.81%      0.105%(3)      0.22%       1.135%
----------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES
     FUND
       Class III             1.60%(5)         0.40%(5)      0.65%      0.15%(3)       0.66%        1.46%
----------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III             1.20%(5)         0.40%(5)      0.81%      0.15%(3)       0.41%        1.37%
----------------------------------------------------------------------------------------------------------
  GLOBAL PROPERTIES
     FUND
       Class III             0.60%(2.7)       0.30%(2.7)    0.60%      0.15%(3)       1.36%        2.11%
----------------------------------------------------------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III              None             None         0.10%      0.15%(3)       0.06%        0.31%
----------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA A FUND
       Class III             0.15%(5)          None         0.25%      0.15%(3)       0.10%        0.50%
----------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA B FUND
       Class III             0.15%(5)          None         0.20%      0.15%(3)       0.12%        0.47%
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND
     FUND
       Class III             0.15%(5)          None         0.25%      0.15%(3)       0.09%        0.49%
----------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL BOND
     FUND
       Class III             0.15%(5)          None         0.25%      0.15%(3)       0.08%        0.48%
----------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND
       Class III             0.15%(5)          None         0.19%      0.15%(3)       0.12%        0.46%
----------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT
     FUND
       Class III             0.50%(5)         0.25%(5,13)   0.35%      0.15%(3)       0.09%        0.59%
       Class IV              0.50%(5)         0.25%(5,13)   0.35%      0.10%(3)       0.09%        0.54%
----------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME
     FUND
       Class III              None             None         0.05%      0.15%(3)       0.12%        0.32%
----------------------------------------------------------------------------------------------------------

-----------------------  -------------------------------

                         ANNUAL FUND OPERATING EXPENSES
     GMO FUND NAME       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------  -------------------------------

                                                     NET
                                  Expense         ANNUAL
                         Reimbursement(4)       EXPENSES
  INTERNATIONAL SMALL
     COMPANIES FUND
       Class III               0.16%            0.75%
----------------------------------------------------------------------------------------------------------
  JAPAN FUND
       Class III               0.18%            0.69%
----------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND
       Class III               0.02%            1.16%
       Class IV                0.02%           1.115%
----------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES
     FUND
       Class III               0.19%            1.27%
----------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III               0.11%            1.26%
----------------------------------------------------------------------------------------------------------
  GLOBAL PROPERTIES
     FUND
       Class III               0.68%            1.43%
----------------------------------------------------------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III               0.04%        0.27%(20)
----------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA A FUND
       Class III               0.10%            0.40%
----------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL
     ALPHA B FUND
       Class III               0.12%            0.35%
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND
     FUND
       Class III               0.09%            0.40%
----------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED
     INTERNATIONAL BOND
     FUND
       Class III               0.08%            0.40%
----------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND
       Class III               0.12%            0.34%
----------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT
     FUND
       Class III               0.03%            0.56%
       Class IV                0.03%            0.51%
----------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME
     FUND
       Class III               0.12%            0.20%
----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                PURCHASE AND
                               REDEMPTION FEES
                       (FEES PAID DIRECTLY TO FUND AT              ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME          PURCHASE OR REDEMPTION)          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
                       Cash Purchase      Redemption                                                Total
                       Premium (as a      Fees (as a                   Shareholder                  Annual
                        % of amount      % of amount     Management      Service        Other     Operating
                        invested)(1)     redeemed)(1)       Fee            Fee        Expenses     Expenses
  GLOBAL HEDGED
     EQUITY FUND
       Class III           0.51%(2,8)       1.40%(8,12)  0.50%(16)        0.15%(3,10)   0.11%(16)    0.76%(16)
------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED
     BOND FUND
       Class III           0.10%(5)         0.10%(5)       0.10%          0.15%(3)      0.16%        0.41%
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT SHARE FUND
       Class III                *(17)            *(17)     0.35%(18)      0.15%(3,19)   0.15%(18)    0.65%(18)
------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION
     FUNDS
     INTERNATIONAL
     EQUITY
     ALLOCATION FUND
       Class III           0.80%(2,14)      0.11%(2,14)    0.00%(15)      0.00%(15)     0.05%(15)    0.05%(15)
------------------------------------------------------------------------------------------------------------
  WORLD EQUITY
     ALLOCATION FUND
       Class III           0.66%(2,14)      0.15%(2,14)    0.00%(15)      0.00%(15)     0.06%(15)    0.06%(15)
------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +)
     EQUITY
     ALLOCATION FUND
       Class III           0.47%(2,14)      0.15%(2,14)    0.00%(15)      0.00%(15)     0.07%(15)    0.07%(15)
------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND
       Class III           0.35%(2,14)      0.11%(2,14)    0.00%(15)      0.00%(15)     0.05%(15)    0.05%(15)
------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III           0.27%(2,8)       0.18%(2,8,11)   0.33%(9)      0.15%(3,10)   0.08%(9)     0.56%(9)
------------------------------------------------------------------------------------------------------------

---------------------  -------------------------------

                       ANNUAL FUND OPERATING EXPENSES
    GMO FUND NAME      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------  -------------------------------

                                              Net
                           Expense           Annual
                       Reimbursement(4)     Expenses
  GLOBAL HEDGED
     EQUITY FUND
       Class III             0.59%(16)        0.17%(16)
------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED
     BOND FUND
       Class III             0.16%            0.25%
------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY
     DEBT SHARE FUND
       Class III             0.09%(18)        0.56%(18)
------------------------------------------------------------------------------------------------------------
  ASSET ALLOCATION
     FUNDS
     INTERNATIONAL
     EQUITY
     ALLOCATION FUND
       Class III             0.05%            0.00%
------------------------------------------------------------------------------------------------------------
  WORLD EQUITY
     ALLOCATION FUND
       Class III             0.06%            0.00%
------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +)
     EQUITY
     ALLOCATION FUND
       Class III             0.07%            0.00%
------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND
       Class III             0.05%            0.00%
------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III             0.56%(9)         0.00%(9)
------------------------------------------------------------------------------------------------------------

                           NOTES TO FEES AND EXPENSES

 1. Purchase premiums and redemption fees generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Manager may reduce these fees in certain limited circumstances described below.

     Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, the International Core Fund, Currency Hedged International Core Fund, International Small Companies Fund, Japan Fund and Global Hedged Equity Fund may each charge a purchase premium of up to 0.10%, and the Emerging Markets Fund, Evolving Countries Fund and Asia Fund may each charge a premium of up to 0.20%, for in-kind purchases involving transfers of large positions in markets where re-registration and transfer costs are high. Special rules also apply with respect to in-kind transactions in certain Fixed Income Funds as described in footnote 5 below.

 2. The purchase premium and/or redemption fee for this Fund may generally not be waived due to offsetting transactions, and may be waived in only rare circumstances. The premium or fee will only be waived for this Fund (i) if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) during periods (expected to exist only rarely) when the Manager determines that the Fund is either substantially overweighted or underweighted with respect to its cash position so that a redemption or purchase will not require a securities transaction, or (iii) in certain other instances (not including offsetting transactions) where it is compelling to the Manager that the purchase or redemption will not result in transaction costs to the Fund. Any waiver with respect to this Fund must be arranged in advance with the Manager.

 3. The Shareholder Service Fee ("SSF") is paid to GMO for providing client services and reporting services, and is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing a client account is lower for larger accounts when expressed as a percentage of the account.


 4. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2000 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund, Global Hedged Equity Fund and Global Properties Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust (collectively, "Excluded Fund Fees and Expenses")) would otherwise exceed the percentage of that Fund's daily net assets (the "Post-Reimbursement Expense Limitation") set below:



----------------------------------------------------------------------------------
                                                                POST-REIMBURSEMENT
                            FUND                                EXPENSE LIMITATION
----------------------------------------------------------------------------------
  U.S. Core Fund                                                      0.33%
----------------------------------------------------------------------------------
  Tobacco-Free Core Fund                                              0.33%
----------------------------------------------------------------------------------
  Value Fund                                                          0.46%
----------------------------------------------------------------------------------
  Growth Fund                                                         0.33%
----------------------------------------------------------------------------------
  U.S. Sector Fund                                                    0.33%
----------------------------------------------------------------------------------
  Small Cap Value Fund                                                0.33%
----------------------------------------------------------------------------------
  Small Cap Growth Fund                                               0.33%
----------------------------------------------------------------------------------
  Fundamental Value Fund                                              0.60%
----------------------------------------------------------------------------------
  REIT Fund                                                           0.54%
----------------------------------------------------------------------------------
  International Core Fund                                             0.54%
----------------------------------------------------------------------------------
  Currency Hedged International Core Fund                             0.54%
----------------------------------------------------------------------------------
  Foreign Fund                                                        0.60%
----------------------------------------------------------------------------------
  International Small Companies Fund                                  0.60%
----------------------------------------------------------------------------------
  Japan Fund                                                          0.54%
----------------------------------------------------------------------------------
  Emerging Markets Fund                                               0.81%
----------------------------------------------------------------------------------
  Evolving Countries Fund                                             0.65%
----------------------------------------------------------------------------------
  Global Properties Fund                                              0.60%
----------------------------------------------------------------------------------
  Domestic Bond Fund                                                  0.10%
----------------------------------------------------------------------------------
  U.S. Bond/Global Alpha A Fund                                       0.25%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                                POST-REIMBURSEMENT
                            FUND                                EXPENSE LIMITATION
----------------------------------------------------------------------------------
  U.S. Bond/Global Alpha B Fund                                       0.20%
----------------------------------------------------------------------------------
  International Bond Fund                                             0.25%
----------------------------------------------------------------------------------
  Currency Hedged International Bond Fund                             0.25%
----------------------------------------------------------------------------------
  Global Bond Fund                                                    0.19%
----------------------------------------------------------------------------------
  Emerging Country Debt Fund                                          0.35%
----------------------------------------------------------------------------------
  Short-Term Income Fund                                              0.05%
----------------------------------------------------------------------------------
  Global Hedged Equity Fund                                           0.50%
----------------------------------------------------------------------------------
  Inflation Indexed Bond Fund                                         0.10%
----------------------------------------------------------------------------------
  Emerging Country Debt Share Fund                                    0.00%
----------------------------------------------------------------------------------
  International Equity Allocation Fund                                0.00%
----------------------------------------------------------------------------------
  World Equity Allocation Fund                                        0.00%
----------------------------------------------------------------------------------
  Global (U.S.+) Equity Allocation Fund                               0.00%
----------------------------------------------------------------------------------
  Global Balanced Allocation Fund                                     0.00%
----------------------------------------------------------------------------------
  Asia Fund                                                           0.81%
----------------------------------------------------------------------------------



    In addition, with respect to each of the U.S. Sector Fund and the Global Hedged Equity Fund only, the Advisor proposes to reimburse each such Fund to the extent that the sum of (i) such Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses (excluding Excluded Fund Fees and Expenses) incurred indirectly by the Fund through its investment in other GMO Funds, exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to either Fund equal to the Fund's Post-Reimbursement Expense Limitation.


 5. The stated purchase premium and/or redemption fee for this Fund will always be charged in full except that the relevant purchase premium or redemption fee will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. The Manager examines each purchase and redemption of shares eligible for such treatment to determine if circumstances warrant waiving a portion of the purchase premium or redemption fee. Absent a clear determination that transaction costs will be reduced or absent for the purchase or redemption, the full premium or fee will be charged. In addition, except for the Emerging Markets Fund, Evolving Countries Fund and Asia Fund, the purchase premium or redemption fee for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction.


 6. Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date).



 7. It is expected that the purchase premiums and redemption fees for this Fund will be eliminated once the net assets of the Fund exceed $100 million. However, even thereafter, the Fund will reserve the right to charge a purchase premium of up to 0.60% and a redemption fee of up to 0.30% on purchases or redemptions of amounts that are equal to or greater than 5% of the Fund's net assets.



 8. The Fund invests in various other Funds with different levels of purchase premiums and/or redemption fees which reflect the trading costs of different asset classes. Therefore, the Fund's purchase premium and/or redemption fee has been computed as the weighted average of the purchase premiums and/or redemption fees of other GMO Funds in which the Fund is invested and/or which hold securities of the same asset class and/or sector as securities owned directly by the Fund. The amount of purchase premium and/or redemption fee for the Fund will be adjusted approximately annually based on underlying Funds owned by the Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for the Fund more frequently if the Manager believes in its discretion that circumstances warrant.



 9. Commencing August 20, 1997, the Fund began investing both in other Funds of the Trust ("underlying Funds") and directly in other instruments. Therefore, the Fund will incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and because the Fund may invest to varied extents and in varied proportions in underlying Funds, the amount of fees and expenses incurred indirectly by the Fund will also vary. However, the Manager has contractually agreed to reimburse the Fund's expenses until at least June 30, 2000 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Shareholder Service Fees and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("Fund Expenses")), plus (ii) the amount of fees and expenses

     (excluding Shareholder Service Fees and Fund Expenses (as defined above)) incurred indirectly by the Fund through investment in underlying Funds, would otherwise exceed 0.33% of the Fund's daily net assets. Because the Manager will not reimburse expenses to the extent they exceed 0.33%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the total annual operating expenses (excluding Shareholder Service Fees and Fund Expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed 0.33% of the Fund's average daily net assets. For the period from March 1, 1998 through February 28, 1999 the indirect total operating expenses borne by the Fund were 0.51% of the Fund's average daily net assets. The Manager believes that, under normal market conditions, the total amount of annual fees and expenses that will be indirectly incurred by the Fund because of investment in underlying Funds will fall within the ranges set forth below (based on average daily net assets):




    ---------------------------------------------------------------------------------------------------
                                FUND                                 LOW        TYPICAL        HIGH
    ---------------------------------------------------------------------------------------------------
      U.S. Sector Fund                                              0.48%        0.51%        0.53%
    ---------------------------------------------------------------------------------------------------



10. The Fund will invest in Class III Shares of each underlying Fund. Like the Fund's expenses, the Shareholder Service Fee of each class of the Fund's shares will be reimbursed to the extent of the indirect Shareholder Service Fees paid in connection with the Fund's investment in shares of underlying Funds. Investors should refer to the GMO Trust Shareholder's Manual for greater detail concerning the eligibility requirements and other differences among the classes.



11. Applies only to shares acquired on or after June 30, 1998 (including shares acquired by reinvestment of dividends or other distributions on or after such date).



12. If it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests, the redemption fee will be reduced to 0.13%.



13. Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).



14. Each of the Asset Allocation Funds invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, the purchase premium and redemption fee of each Asset Allocation Fund has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which the Asset Allocation Fund is invested, based on actual investments by each Asset Allocation Fund. The amount of purchase premium and redemption fee for each Asset Allocation Fund is adjusted approximately annually based on underlying Funds owned by each Asset Allocation Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for an Asset Allocation Fund more frequently if the Manager believes in its discretion that circumstances warrant.



15. Asset Allocation Funds invest primarily in underlying Funds. Therefore, in addition to the fees and expenses directly incurred by the Asset Allocation Funds (which are shown in the Schedule of Fees and Expenses), the Asset Allocation Funds will also incur fees and expenses indirectly as shareholders of the underlying Funds. Because the underlying Funds have varied expense and fee levels and the Asset Allocation Funds may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by the Asset Allocation Funds will vary.



     For the fiscal year ended February 28, 1999, the total amount of fees and expenses indirectly incurred by the Asset Allocation Funds because of investment in underlying Funds were as follows (based on average daily net assets):




    -------------------------------------------------------------------------------------
                                                                       TOTAL ANNUAL
                                FUND                                OPERATING EXPENSES
    -------------------------------------------------------------------------------------
      International Equity Allocation Fund                                0.77%
      World Equity Allocation Fund                                        0.68%
      Global U.S.+) Equity Allocation Fund                                0.59%
      Global Balanced Allocation Fund                                     0.51%
    -------------------------------------------------------------------------------------



     The Manager believes that, under normal market conditions, the total amount of annual fees and expenses that will be indirectly incurred by the Asset Allocation Funds because of investment in underlying Funds will fall within the ranges set forth below (based on average daily net assets):




    ---------------------------------------------------------------------------------------------------
                                FUND                                 LOW        TYPICAL        HIGH
    ---------------------------------------------------------------------------------------------------
      International Equity Allocation Fund                          0.72%        0.77%        0.89%
      World Equity Allocation Fund                                  0.64%        0.68%        0.85%
      Global U.S.+) Equity Allocation Fund                          0.53%        0.59%        0.74%
      Global Balanced Allocation Fund                               0.46%        0.51%        0.72%
    ---------------------------------------------------------------------------------------------------

16. Commencing August 20, 1997, the Fund began investing both in other Funds of the Trust ("underlying Funds") and directly in other instruments. Therefore, the Fund will incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and because the Fund may invest to varied extents and in varied proportions in underlying Funds, the amount of fees and expenses incurred indirectly by the Fund will also vary. However, the Manager has contractually agreed to reimburse the Fund's expenses until at least June 30, 2000 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding SSF's, custodial fees, and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("Fund Expenses")), plus (ii) the amount of fees and expenses (excluding SSF's and Fund Expenses (as defined above)) incurred indirectly by the Fund through investment in underlying Funds, would otherwise exceed 0.50% of the Fund's average daily net assets. Because the Manager will not reimburse indirect expenses to the extent they exceed 0.50%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the total annual operating expenses (excluding SSF's and Fund Expenses) incurred directly and indirectly by the Fund through investment in underlying Funds may exceed 0.50% of the Fund's average daily net assets. For the period from March 1, 1998 through February 28, 1999, the indirect total annual operating expenses borne by the Fund were 0.57% of the Fund's average daily net assets. The Manager believes that, under normal market conditions, the total amount of annual fees and expenses that will be indirectly incurred by the Fund because of investment in underlying Funds will fall within the ranges set forth below (based on average daily net assets):




    ---------------------------------------------------------------------------------------------------
                                FUND                                 LOW        TYPICAL        HIGH
    ---------------------------------------------------------------------------------------------------
      Global Hedged Equity Fund                                     0.50%        0.60%        0.72%
    ---------------------------------------------------------------------------------------------------


17. No purchase premium or redemption fee is charged directly by the Fund. By virtue of the Fund's investment in the Emerging Country Debt Fund, Fund shareholders will, however, indirectly bear the Emerging Country Debt Fund's purchase premium and redemption fee, which are presently up to 0.50% and 0.25%, respectively.

18. The stated fee and expense amounts represent the combined fees and expenses for the Fund and the Emerging Country Debt Fund, in which substantially all of the Fund's assets are invested.

19. Although no SSF is charged directly by the Fund, by virtue of the Fund's investment in the Emerging Country Debt Fund, Fund shareholders will indirectly bear the SSF set forth in the table.


20.  Includes 0.02% of interest expense.

                                    EXAMPLES


The examples below illustrate the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower. Except as otherwise noted, the expenses shown assume no reimbursement of expenses by the Manager.



---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
 U.S. EQUITY FUNDS
  U.S. CORE FUND
       Class II                        $ 70          $194     $  330     $  725         $ 70         $194    $  330     $  725
       Class III                       $ 63          $172     $  291     $  639         $ 63         $172    $  291     $  639
       Class IV                        $ 58          $158     $  266     $  584         $ 58         $158    $  266     $  584
---------------------------------------------------------------------------------------------------------------------------------
  TOBACCO-FREE CORE FUND
       Class III                       $ 63          $185     $  318     $  707         $ 63         $185    $  318     $  707
---------------------------------------------------------------------------------------------------------------------------------
  VALUE FUND
       Class III                       $ 76          $222     $  381     $  842         $ 76         $222    $  381     $  842
---------------------------------------------------------------------------------------------------------------------------------
  FUNDAMENTAL VALUE FUND
       Class III                       $ 91          $267     $  458     $1,010         $ 91         $267    $  458     $1,010
---------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND
       Class III                       $ 63          $181     $  309     $  684         $ 63         $181    $  309     $  684
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND
       Class III                       $151          $269     $  397     $  773         $ 99         $212    $  335     $  696
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH FUND
       Class III                       $151          $273     $  406     $  795         $ 99         $216    $  344     $  718
---------------------------------------------------------------------------------------------------------------------------------
  REIT FUND
       Class III                       $172          $337     $  516     $1,035         $120         $280    $  455     $  959
---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
  INTERNATIONAL CORE FUND
       Class II                        $137          $316     $  511     $1,073         $137         $316    $  511     $1,073
       Class III                       $130          $294     $  473     $  990         $130         $294    $  473     $  990
       Class IV                        $124          $276     $  441     $  919         $124         $276    $  441     $  919
---------------------------------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED INTERNATIONAL
     CORE FUND
       Class III                       $130          $324     $  535     $1,142         $130         $324    $  535     $1,142
       Class IV                        $124          $306     $  503     $1,072         $124         $306    $  503     $1,072
---------------------------------------------------------------------------------------------------------------------------------
  FOREIGN FUND
       Class II                        $ 84          $283     $  500     $1,122         $ 84         $283    $  500     $1,122
       Class III                       $ 77          $261     $  462     $1,040         $ 77         $261    $  462     $1,040
       Class IV                        $ 70          $242     $  429     $  969         $ 70         $242    $  429     $  969
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL COMPANIES
     FUND
       Class III                       $238          $439     $  656     $1,283         $176         $372    $  584     $1,194
---------------------------------------------------------------------------------------------------------------------------------
  JAPAN FUND
       Class III                       $174          $367     $  577     $1,183         $110         $299    $  503     $1,092
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
  EMERGING MARKETS FUND
       Class III                       $317          $571     $  845     $1,625         $276         $527    $  797     $1,568
       Class IV                        $313          $557     $  821     $1,575         $272         $513    $  773     $1,517
---------------------------------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES FUND
       Class III                       $328          $640     $  974     $1,919         $287         $596    $  927     $1,863
---------------------------------------------------------------------------------------------------------------------------------
  ASIA FUND
       Class III                       $288          $582     $  898     $1,794         $247         $538    $  851     $1,738
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL PROPERTIES FUND
       Class III                       $236          $685     $1,160     $2,474         $205         $652    $1,125     $2,434
---------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
  DOMESTIC BOND FUND
       Class III                       $ 28          $ 96     $  170     $  389         $ 28         $ 96    $  170     $  389
---------------------------------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL ALPHA A FUND
       Class III                       $ 56          $165     $  284     $  633         $ 56         $165    $  284     $  633
---------------------------------------------------------------------------------------------------------------------------------
  U.S. BOND/GLOBAL ALPHA B FUND
       Class III                       $ 51          $153     $  266     $  594         $ 51         $153    $  266     $  594
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND FUND
       Class III                       $ 56          $163     $  280     $  621         $ 56         $163    $  280     $  621
---------------------------------------------------------------------------------------------------------------------------------
  CURRENCY HEDGED INTERNATIONAL
     BOND FUND
       Class III                       $ 56          $161     $  275     $  610         $ 56         $161    $  275     $  610
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND
       Class III                       $ 50          $150     $  260     $  582         $ 50         $150    $  260     $  582
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT FUND
       Class III                       $133          $263     $  406     $  820         $107         $235    $  375     $  782
       Class IV                        $128          $248     $  378     $  759         $102         $219    $  347     $  721
---------------------------------------------------------------------------------------------------------------------------------
  SHORT-TERM INCOME FUND
       Class III                       $ 20          $ 91     $  168     $  394         $ 20         $ 91    $  168     $  394
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL HEDGED EQUITY FUND
       Class III                       $201          $379     $  573     $1,133         $ 54         $220    $  400     $  921
---------------------------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED BOND FUND
       Class III                       $ 46          $137     $  236     $  527         $ 36         $125    $  224     $  511
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT SHARE
     FUND
       Class III                       $133          $276     $  434     $  891         $107         $248    $  403     $  853
---------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
  INTERNATIONAL EQUITY
     ALLOCATION FUND
       Class III                       $ 91          $104     $  117     $  156         $ 80         $ 91    $  103     $  139
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
  WORLD EQUITY ALLOCATION FUND
       Class III                       $ 82          $ 96     $  113     $  161         $ 66         $ 79    $   94     $  137
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL (U.S. +) EQUITY
     ALLOCATION FUND
       Class III                       $ 63          $ 80     $   98     $  154         $ 47         $ 62    $   79     $  129
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED ALLOCATION
     FUND
       Class III                       $ 63          $ 75     $   89     $  130         $ 47         $ 58    $   70     $  106
---------------------------------------------------------------------------------------------------------------------------------
  U.S. SECTOR FUND
       Class III                       $ 46          $170     $  306     $  701         $ 27         $150    $  283     $  673
---------------------------------------------------------------------------------------------------------------------------------


                                MULTIPLE CLASSES


     Each Fund offers up to three classes of shares. All Funds offer Class III Shares and certain Funds also offer Class II and/or Class IV Shares. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

     Eligibility for classes is generally dependent upon the aggregate of an investor's total assets under GMO's management or, in the case of Class IV Shares only, the investor's total assets in a particular Fund. More detailed information regarding: (1) which classes each Fund currently offers; (2) eligibility requirements for each class of each Fund; and (3) conversions between classes of shares, is contained in a separate document, the GMO TRUST SHAREHOLDER'S MANUAL. As described in greater detail in the Manual, the Manager periodically evaluates whether, in accordance with class conversion rules, a shareholder's shares should be automatically converted from one class of shares to another class. It is possible, under circumstances described in the Manual, for a shareholder's shares of a class of shares with a lower Shareholder Service Fee to be converted to a class of shares with a higher Shareholder Service Fee.


     The Shareholder's Manual accompanies this Prospectus, has been filed with the SEC, and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.


                             BENCHMARKS AND INDEXES


     The benchmark or index against which the Manager measures each Fund's performance is stated under "Fund Objectives and Principal Investment
Strategies -- Investment Objective" for each Fund. In some cases, the GMO benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table. Some general information about each benchmark and index referred to in this Prospectus is provided in the table below. The Manager may change each Fund's index or benchmark from time to time. Effective June 30, 1999, the Manager implemented changes in the GMO benchmarks for the following Funds: International Core Fund (from GMO EAFE-Lite to MSCI
EAFE); Currency Hedged International Core Fund (from GMO EAFE-Lite (Hedged) to MSCI EAFE (Hedged)); International Small Companies Fund (from GMO EAFE-Lite to SSB EMI World ex-U.S.); International Equity Allocation Fund (from GMO EAFE-Lite Extended to GMO EAFE Extended); World Equity Allocation Fund (from GMO World-Lite Extended to GMO World Extended); Global (U.S.+) Equity Allocation Fund (this Fund previously used a weighted index comprised in part of GMO EAFE-Lite Extended -- this portion is now GMO EAFE Extended); and Global Balanced Index (this Fund previously used a weighted index comprised in part by GMO EAFE-Lite Extended -- this portion is now GMO EAFE Extended).



     Some Funds are managed against "currency hedged" versions of certain of the indexes listed below. In these cases, the benchmark vendor calculates the benchmark with the assumption that any gains or losses incurred due to changes in the value of the foreign currencies in which the securities comprising the index are denominated relative to the U.S. dollar are offset by gains and losses on fully effective currency hedging transactions. While the Manager believes that these "currency hedged" indexes are an appropriate performance benchmark, investors should be aware that these Funds (including those identified as "currency hedged") will take active currency positions relative to the hedged benchmark. See "Principal

Risks -- Leverage." These positions may be created directly, through currency or forward currency positions, or indirectly, by overweighting the investment in securities denominated in that currency without a corresponding increase in the level of currency hedging.


--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  S&P 500                Standard & Poor's 500    Standard & Poor's          Well-known, independently maintained
                           Stock Index              Corporation              and published U.S. large capitalization
                                                                             stock index
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained
     Government            Government Bond Index                             and published U.S. government bond
                                                                             index, regularly used as a comparative
                                                                             fixed income benchmark
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE              Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International Europe,    International            and published large capitalization
                           Australia and Far                                 international stock index
                           East Index
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite Index      GMO                        A modification of EAFE where GMO
                                                                             reduces the market capitalization of
                                                                             Japan by 40% relative to EAFE
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite Extended   GMO                        A modification of EAFE-Lite where GMO
     Extended              Index                                             adds those additional countries
                                                                             represented in the IFC Investable Index
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Extended      GMO EAFE Extended        GMO                        A modification of EAFE where GMO adds
                                                                             those additional countries represented
                                                                             in the IFC Investable Index
--------------------------------------------------------------------------------------------------------------------
  MSCI World             Morgan Stanley Capital   Morgan Stanley Capital     An independently maintained and
                           International World      International            published global (including U.S.)
                           Index                                             equity index
--------------------------------------------------------------------------------------------------------------------
  GMO World Extended     GMO World Extended       GMO                        A modification of MSCI World where GMO
                           Index                                             adds those additional countries
                                                                             represented in the IFC Investable Index
--------------------------------------------------------------------------------------------------------------------
  GMO Global (U.S.+)     GMO Global (U.S.+)       GMO                        A composite benchmark computed by GMO
     Equity Index          Equity Index                                      and comprised 75% by S&P 500 and 25% by
                                                                             EAFE Extended
--------------------------------------------------------------------------------------------------------------------
  GMO Global Balanced    GMO Global Balanced      GMO                        A composite benchmark computed by GMO
     Index                 Index                                             and comprised 48.75% by S&P 500, 16.25%
                                                                             by EAFE Extended and 35% by Lehman
                                                                             Brothers Aggregate Bond Index
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE (Hedged)     Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained
                           International Europe,    International            and published large capitalization
                           Australia and Far                                 international stock index that is
                           East Index (Hedged)                               currency-hedged into U.S. dollars
--------------------------------------------------------------------------------------------------------------------
  MSRI                   Morgan Stanley REIT      Morgan Stanley & Co.,      Well-known, independently maintained
                           Index                    Inc.                     and published equity real estate index
--------------------------------------------------------------------------------------------------------------------
  SSB 3 Month T-Bill     Salomon Smith Barney 3   Salomon Smith Barney       Independently maintained and published
     Index                 Month Treasury-Bill                               short-term bill index
                           Index
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond                                   index composed of non-U.S. government
     Index                   Index                                           bonds with maturities of one year or
                                                                             more
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond Index                             index composed of non-U.S. government
     Index (Hedged)        (Hedged)                                          bonds with maturities of one year or
                                                                             more that are currency-hedged into U.S.
                                                                             dollars
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Global     J.P. Morgan Global       J.P. Morgan                Independently maintained and published
     Government Bond       Government Bond                                   index composed of government bonds of
     Index                   Index                                           14 developed countries, including the
                                                                             U.S., with maturities of one year or
                                                                             more
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Emerging   J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published
     Markets Bond          Market Bond Index                                 index composed of debt securities of 14
     Index+                Plus                                              countries, which includes Brady bonds,
                                                                             sovereign debt, local debt and
                                                                             Eurodollar debt, all of which are
                                                                             dollar denominated
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained
     Aggregate Bond        Aggregate Bond Index                              and published index comprised of U.S.
     Index                                                                   fixed rate debt issues, having a
                                                                             maturity of at least one year, rated
                                                                             investment grade or higher by Moody's
                                                                             Investors Service, Standard & Poor's
                                                                             Corporation, or Fitch Investors Service
--------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth    Russell 1000 Growth      Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the 1,000 largest
                                                                             U.S. companies based on total market
                                                                             capitalization with higher
                                                                             price-to-book ratios and higher
                                                                             forecasted growth values
--------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value     Russell 1000 Value       Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the 1,000 largest
                                                                             U.S. companies based on total market
                                                                             capitalization with lower price-to-book
                                                                             ratios and lower forecasted growth
                                                                             values
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Growth    Russell 2500 Growth      Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the bottom 2,500 of
                                                                             the 3,000 largest U.S. companies based
                                                                             on total market capitalization with
                                                                             higher price-to-book ratios and higher
                                                                             forecasted growth values
--------------------------------------------------------------------------------------------------------------------
  Russell 2500 Value     Russell 2500 Value       Frank Russell Company      Independently maintained and published
     Index                 Index                                             index composed of the bottom 2,500 of
                                                                             the 3,000 largest U.S. companies based
                                                                             on total market capitalization with
                                                                             lower price-to-book ratios and lower
                                                                             forecasted growth values
--------------------------------------------------------------------------------------------------------------------
  GMO Russell 2500       GMO Russell 2500 Value   GMO                        Index is comprised of the Russell 2500
     Value+                Plus                                              Index from 12/31/91 to 12/31/96, and
                                                                             the Russell 2500 Value Index from
                                                                             12/31/96 to present
--------------------------------------------------------------------------------------------------------------------
  IFC Investable         IFC Investable           International Finance      Independently maintained and published
                           Composite Index          Corporation              emerging market stock index
--------------------------------------------------------------------------------------------------------------------
  MSCI Japan             MSCI Japan Index         Morgan Stanley Capital     Independently maintained and published
                                                    International            equity index that attempts to capture
                                                                             60% of the market capitalization in
                                                                             Japan
--------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Independently maintained and published
     Treasury Inflation    Treasury Inflation                                index of inflation-indexed linked U.S.
     Notes Index           Notes Index                                       Treasury securities
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                    DESCRIPTION
--------------------------------------------------------------------------------------------------------------------
  SSB EMI World ex U.S.  SSB Emerging Market      Salomon Smith Barney       The SSB EMI World ex-U.S. is the small
                           Index World ex-U.S.                               capitalization stock component of the
                           Index                                             SSB Broad Market Index (BMI). The BMI
                                                                             is a float-weighted index that spans 22
                                                                             countries and includes the listed
                                                                             shares of all companies with an
                                                                             available market capitalization (float)
                                                                             of at least $100 million at the end of
                                                                             May each year. Companies are deleted if
                                                                             their float falls below $75 million.
                                                                             Changes are effective before the open
                                                                             of the first business day of July. The
                                                                             EMI ex-U.S. is defined as those stocks
                                                                             falling in the bottom 20% of the
                                                                             cumulative available capital in each
                                                                             country.
--------------------------------------------------------------------------------------------------------------------
  SSB BMI World          SSB Broad Market Index   Salomon Smith Barney       The SSB World Equity Property Index is
     Property Index        World Equity Property                             an independently maintained and
                           Index                                             published real estate securities index.
                                                                             The Index is broadly populated,
                                                                             including over 382 companies each with
                                                                             a minimum equity market capitalization
                                                                             of US$50 million. Companies in the
                                                                             Index represent 19 countries.
--------------------------------------------------------------------------------------------------------------------
  MSCI AC World ex U.S.  MSCI All Country World   Morgan Stanley Capital     An independently maintained and
                           Ex. U.S. Index           International            published international (excluding U.S.
                                                                             and including emerging) equity index.
--------------------------------------------------------------------------------------------------------------------
  GMO Asia 7 Index       GMO Asia 7 Index         GMO                        The GMO Asia 7 is composed of the IFC
                                                                             Investable Country Indexes, equally
                                                                             weighted, for seven Asian countries
                                                                             (China, Indonesia, Korea, Malaysia, the
                                                                             Philippines, Taiwan and Thailand).
--------------------------------------------------------------------------------------------------------------------
  MSCI All Country       MSCI All Country World   Morgan Stanley Capital     An independently maintained and
     World Index           Index                    International            published global (including U.S. and
                                                                             emerging) equity index.
--------------------------------------------------------------------------------------------------------------------
  GMO World-Lite         GMO World-Lite Extended  GMO                        A modification of World-Lite where GMO
     Extended              Index                                             adds those additional countries
                                                                             represented in the IFC Investable
                                                                             Index.
--------------------------------------------------------------------------------------------------------------------
  GMO EAFE-Lite          GMO EAFE-Lite (Hedged)   GMO                        A modification of GMO EAFE-Lite that is
     (Hedged)              Index                                             currency hedged into U.S. dollars.
--------------------------------------------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of a share is determined for each Fund once on each day on which the New York Stock Exchange is open, except that a Fund may not determine its net asset value on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund. Net asset value is determined as of 4:15 p.m., New York City Time. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange where the exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.



     All other fixed income securities (which include bonds, loans and structured notes) and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. While the Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. However, the Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to suspect that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.


     Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.

     Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction.

     Because foreign securities, options on foreign securities and foreign futures are generally quoted in foreign currencies, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

                                     TAXES

     The following is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisors about the precise tax consequences of an investment in a Fund in light of each shareholder's particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

     - Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     - Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% rate for noncorporate shareholders). Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, shareholders should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Shareholders purchasing shares just prior to a taxable distribution will receive a return of investment upon distribution that nevertheless will be taxable to them.


     - A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains. In that case, such Fund's yield on those securities would be decreased. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.


     - In addition, a Fund's investments in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate such Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of such Fund's distributions and may cause such Fund to liquidate other investments to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

                            MANAGEMENT OF THE TRUST

     Each Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager" or "GMO"), which provides investment advisory services to a substantial number of institutional and other investors. Each of the following four members holds greater than a 5% interest in the Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo and Kingsley Durant.

     Under separate Management Contracts with the Trust, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of any Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

     The Manager has entered into separate Consulting Agreements with Dancing Elephant, Ltd., 1936 University Avenue, Berkeley, California 94704 (the "Consultant"), with respect to the management of the portfolios of the Emerging Markets Fund, Evolving Countries Fund and Asia Fund. The Consultant is wholly owned by Mr. Arjun Divecha, who is also a member of GMO's Management Committee. Under each Consulting Agreement, the Manager separately pays the Consultant a monthly fee at an annual rate equal to the lesser of 0.50% of the Fund's average daily net assets or $250,000. The Consultant may from time to time waive all or a portion of its fee. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.


     Each Management Contract provides for payment to the Manager of a management fee at the stated annual rates set forth under "Fees and Expenses." The management fee is computed and accrued daily, and paid monthly. The Manager has contractually agreed to reimburse each Fund and to bear certain Fund expenses through at least June 30, 2000 in order to limit each Fund's annual expenses to specified limits (with certain exclusions). These limits are described in footnote 4 in "Fees and Expenses."

     During the fiscal year ended February 28, 1999, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as set forth below.


                                        % OF AVERAGE
FUND                                     NET ASSETS
----                                    ------------
U.S. Core Fund                              0.31%
Tobacco-Free Core Fund                      0.25%
Value Fund                                  0.40%
Growth Fund                                 0.27%
Small Cap Value Fund                        0.29%
Small Cap Growth Fund                       0.27%
Fundamental Value Fund                      0.54%
REIT Fund                                   0.49%
International Core Fund                     0.47%
Currency Hedged International Core
  Fund                                      0.34%
Foreign Fund                                0.50%
International Small Companies Fund          0.44%
Japan Fund                                  0.36%
Emerging Markets Fund                       0.79%
Evolving Countries Fund                     0.46%
Global Properties Fund                      0.00%
Emerging Country Debt Share Fund            0.00%



                                        % OF AVERAGE
FUND                                     NET ASSETS
----                                    ------------
Asia Fund                                   0.70%
Domestic Bond Fund                          0.06%
U.S. Bond/Global Alpha A Fund               0.15%
U.S. Bond/Global Alpha B Fund               0.08%
International Bond Fund                     0.16%
Currency Hedged International Bond
  Fund                                      0.17%
Global Bond Fund                            0.07%
Emerging Country Debt Fund                  0.32%
Short-Term Income Fund                      0.00%
Global Hedged Equity Fund                   0.04%
Inflation Indexed Bond Fund                 0.00%
International Equity Allocation Fund        0.00%
World Equity Allocation Fund                0.00%
Global (U.S.+) Equity Allocation Fund       0.00%
Global Balanced Allocation Fund             0.00%
U.S. Sector Fund                            0.00%



     Pursuant to a Servicing Agreement with the Trust on behalf of each class of shares of each Fund, Grantham, Mayo, Van Otterloo & Co. LLC, in its capacity as the Trust's shareholder servicer (the "Shareholder Servicer") provides direct client service, maintenance and reporting to shareholders of each class of shares. Such servicing and reporting services include, without limitation, professional and informative reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in the correction and maintenance of client-related information.

     The table below identifies the persons at GMO who are primarily responsible for the day-to-day management of one or more Funds. More than one individual is responsible for the day-to-day management of certain Funds. Day-to-day management of the Asset Allocation Funds is the responsibility of a committee, and no person or persons is primarily responsible for making recommendations to that committee.



-----------------------------------------------------------------------------------------------------------------------
      MANAGER                   PRIMARY RESPONSIBILITY                 SINCE             PROFESSIONAL EXPERIENCE
-----------------------------------------------------------------------------------------------------------------------


 R. Jeremy Grantham   U.S. Sector Fund and U.S. Equity Funds         >5 years     President-Quantitative and
                      except Value Fund, Fundamental Value Fund                   Partner/Member, GMO since 1979.
                      and REIT Fund


                      --------------------------------------------------------
                      Currency Hedged International Core Fund,       Inception
                      International Small Companies Fund, Japan
                      Fund, Global Hedged Equity Fund and
                      International Core Fund
-----------------------------------------------------------------------------------------------------------------------


 Christopher Darnell  U.S. Sector Fund, International Core Fund      >5 years     Partner/Member, GMO since 1984.
                      and U.S. Equity Funds except Value Fund,
                      Fundamental Value Fund and REIT Fund


                      --------------------------------------------------------
                      Currency Hedged International Core Fund,       Inception
                      International Small Companies Fund, Japan
                      Fund, Global Hedged Equity Fund


                      --------------------------------------------------------
                      REIT Fund and Value Fund                       Inception
                                                                     through
                                                                     June 1999
-----------------------------------------------------------------------------------------------------------------------


 Richard A. Mayo      Fundamental Value Fund and Value Fund          >5 years     President-U.S. Active and
                                                                                  Partner/Member, GMO since 1979.



                      --------------------------------------------------------
                      REIT Fund                                      1999
-----------------------------------------------------------------------------------------------------------------------
 Forrest Berkley      Currency Hedged International Core Fund,       Inception    Partner/Member, GMO since 1990.
                      International Small Companies Fund, Japan
                      Fund and Global Hedged Equity Fund


                      --------------------------------------------------------


                      International Core Fund                        >5 years
-----------------------------------------------------------------------------------------------------------------------
 Arjun Bhagwan        Emerging Markets Fund, Evolving Countries      Inception    President, Dancing Elephant, Ltd.
 Divecha              Fund and Asia Fund                                          (Consultant to GMO) since 1993.
-----------------------------------------------------------------------------------------------------------------------
 Jui L. Lai           Foreign Fund                                   Inception    Investment Director since 1988 and
                                                                                  Member since 1996, GMO.
-----------------------------------------------------------------------------------------------------------------------
 Ann M. Spruill       Foreign Fund                                   Inception    Investment Director since 1990 and
                                                                                  Member since 1996, GMO.
-----------------------------------------------------------------------------------------------------------------------
 Eyk H. A. Van        Global Properties Fund                         Inception    President-International and
 Otterloo                                                                         Partner/Member, GMO since 1979.
-----------------------------------------------------------------------------------------------------------------------
 Wilson Magee         Global Properties Fund and REIT Fund           Inception    Employee of GMO since 1997. 1994-
                                                                                  1997, principal for Penobscot Group.
-----------------------------------------------------------------------------------------------------------------------
 William L.           Fixed Income Funds except Short-Term Income    Inception    Investment Director since 1993 and
 Nemerever            Fund and Global Hedged Equity Fund                          Member since 1996, GMO.


                      --------------------------------------------------------
                      Short-Term Income Fund                         1994
-----------------------------------------------------------------------------------------------------------------------
 Thomas F. Cooper     Fixed Income Funds except Short-Term Income    Inception    Investment Director since 1993 and
                      Fund and Global Hedged Equity Fund                          Member since 1996, GMO.


                      --------------------------------------------------------
                      Short-Term Income Fund                         1994
-----------------------------------------------------------------------------------------------------------------------
 Steven Edelstein     Fixed Income Funds except Global Hedged        1995         Employee of GMO since 1995. 1990 to
                      Equity Fund                                                 1995, Vice President in the Fixed
                                                                                  Income Futures and Options Group at
                                                                                  Morgan Stanley & Company.
-----------------------------------------------------------------------------------------------------------------------

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*


                                                                                 CLASS II SHARES
                                                ---------------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 7, 1996
                                                  YEAR ENDED          PERIOD FROM            PERIOD FROM          (COMMENCEMENT
                                                 FEBRUARY 28,       JANUARY 9, 1998         MARCH 1, 1997       OF OPERATIONS) TO
                                                     1999         TO FEBRUARY 28, 1998   TO NOVEMBER 17, 1997   FEBRUARY 28, 1997
                                                ---------------   --------------------   --------------------   -----------------
Net asset value, beginning of period..........      $ 19.98             $ 17.65                $ 20.10               $ 20.12
                                                    -------             -------                -------               -------
Income from investment operations:
 Net investment income........................         0.25(3)             0.04(3)                0.24(3)               0.25
 Net realized and unrealized gain.............         2.55                2.29                   3.99                  2.92
                                                    -------             -------                -------               -------
   Total from investment operations...........         2.80                2.33                   4.23                  3.17
                                                    -------             -------                -------               -------
Less distributions to shareholders:
 From net investment income...................        (0.29)           --                        (0.22)                (0.30)
 From net realized gains......................        (3.92)           --                        (3.90)                (2.89)
                                                    -------             -------                -------               -------
   Total distributions........................        (4.21)           --                        (4.12)                (3.19)
                                                    -------             -------                -------               -------
Net asset value, end of period................      $ 18.57             $ 19.98                $ 20.21               $ 20.10
                                                    =======             =======                =======               =======
Total Return(1)...............................        14.99%              13.20%                 23.00%                17.46%
Ratios/Supplemental Data:
 Net assets, end of period (000's)............      $41,684             $16,958                $ 2,037               $64,763
 Net expenses to average daily net assets.....         0.55%               0.55%(2)               0.55%(2)              0.55%(2)
 Net investment income to average daily net
   assets.....................................         1.29%               1.53%(2)               1.66%(2)              1.63%(2)
 Portfolio turnover rate......................           71%                 60%                    60%                  107%
 Fees and expenses voluntarily waived or borne
   by the Manager consisted of the following
   per share amounts..........................      $  0.04             $  0.01                $  0.03               $  0.03


(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.
(3) Computed using average shares outstanding throughout the period.
* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."

TOBACCO-FREE CORE FUND

                                                    CLASS III SHARES
                                --------------------------------------------------------
                                               YEAR ENDED FEBRUARY 28/29,
                                --------------------------------------------------------
                                  1999        1998        1997        1996        1995
                                --------     -------     -------     -------     -------
Net asset value, beginning of
  period......................  $  14.05     $ 12.98     $ 12.93     $ 10.65     $ 11.07
                                --------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment income.......      0.18        0.22        0.24        0.28        0.23
  Net realized and unrealized
    gain......................      1.99        4.07        2.41        3.71        0.50
                                --------     -------     -------     -------     -------
    Total from investment
      operations..............      2.17        4.29        2.65        3.99        0.73
                                --------     -------     -------     -------     -------
Less distributions to
  shareholders:
  From net investment
    income....................     (0.19)      (0.22)      (0.24)      (0.25)      (0.28)
  From net realized gains.....     (1.77)      (3.00)      (2.36)      (1.46)      (0.87)
                                --------     -------     -------     -------     -------
    Total distributions.......     (1.96)      (3.22)      (2.60)      (1.71)      (1.15)
                                --------     -------     -------     -------     -------
Net asset value, end of
  period......................  $  14.26     $ 14.05     $ 12.98     $ 12.93     $ 10.65
                                ========     =======     =======     =======     =======
Total Return(1)...............     16.29%      37.82%      22.76%      38.64%       7.36%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................  $227,158     $99,922     $66,260     $57,485     $47,969
  Net expenses to average
    daily net assets..........      0.48%       0.48%       0.48%       0.48%       0.48%
  Net investment income to
    average daily net
    assets....................      1.35%       1.66%       1.83%       2.25%       2.52%
  Portfolio turnover rate.....        77%         70%        131%         81%        112%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the following
    per share amounts.........  $   0.03     $  0.04     $  0.04     $  0.03     $  0.03

(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                           CLASS III SHARES                                     CLASS IV SHARES
    --------------------------------------------------------------   -------------------------------------
                                                                                            PERIOD FROM
                                                                                          JANUARY 9, 1998
                      YEAR ENDED FEBRUARY 28/29,                                         (COMMENCEMENT OF
    --------------------------------------------------------------      YEAR ENDED        OPERATIONS) TO
       1999         1998         1997         1996         1995      FEBRUARY 28, 1999   FEBRUARY 28, 1998
    ----------   ----------   ----------   ----------   ----------   -----------------   -----------------
    $    19.99   $    20.12   $    19.46   $    15.45   $    15.78      $    19.99          $    17.65
    ----------   ----------   ----------   ----------   ----------      ----------          ----------
          0.26(3)       0.35        0.36         0.41         0.41            0.27(3)             0.04(3)
          2.55         5.89         3.58         5.49         0.66            2.55                2.30
    ----------   ----------   ----------   ----------   ----------      ----------          ----------
          2.81         6.24         3.94         5.90         1.07            2.82                2.34
    ----------   ----------   ----------   ----------   ----------      ----------          ----------
         (0.29)       (0.32)       (0.39)       (0.42)       (0.39)          (0.31)           --
         (3.92)       (6.05)       (2.89)       (1.47)       (1.01)          (3.92)           --
    ----------   ----------   ----------   ----------   ----------      ----------          ----------
         (4.21)       (6.37)       (3.28)       (1.89)       (1.40)          (4.23)           --
    ----------   ----------   ----------   ----------   ----------      ----------          ----------
    $    18.59   $    19.99   $    20.12   $    19.46   $    15.45      $    18.58          $    19.99
    ==========   ==========   ==========   ==========   ==========      ==========          ==========
         15.02%       36.69%       22.05%       39.08%        7.45%          15.07%              13.26%
    $1,780,011   $2,317,103   $3,051,344   $3,179,314   $2,309,248      $1,543,655          $1,370,535
          0.48%        0.48%        0.48%        0.48%        0.48%          0.435%              0.435%(2)
          1.36%        1.67%        1.78%        2.25%        2.63%           1.41%               1.67%(2)
            71%          60%         107%          77%          99%             71%                 60%
    $     0.04   $     0.05   $     0.04   $     0.01   $     0.01      $     0.04          $     0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND

                                                           CLASS III SHARES
                                         ----------------------------------------------------
                                                      YEAR ENDED FEBRUARY 28/29,
                                         ----------------------------------------------------
                                           1999       1998       1997       1996       1995
                                         --------   --------   --------   --------   --------
Net asset value, beginning of period...  $  14.33   $  14.85   $  14.25   $  12.05   $  13.48
                                         --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income................      0.26       0.31       0.31       0.39       0.41
  Net realized and unrealized gain.....      0.13       3.81       2.47       3.71       0.32
                                         --------   --------   --------   --------   --------
    Total from investment operations...      0.39       4.12       2.78       4.10       0.73
                                         --------   --------   --------   --------   --------
Less distributions to shareholders:
  From net investment income...........     (0.27)     (0.35)     (0.32)     (0.39)     (0.45)
  From net realized gains..............     (4.05)     (4.29)     (1.86)     (1.51)     (1.71)
                                         --------   --------   --------   --------   --------
    Total distributions................     (4.32)     (4.64)     (2.18)     (1.90)     (2.16)
                                         --------   --------   --------   --------   --------
Net asset value, end of period.........  $  10.40   $  14.33   $  14.85   $  14.25   $  12.05
                                         ========   ========   ========   ========   ========
Total Return(1)........................      2.24%     31.54%     21.26%     35.54%      6.85%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....  $202,842   $332,103   $469,591   $317,612   $350,694
  Net expenses to average daily net
    assets.............................      0.61%      0.61%      0.61%      0.61%      0.61%
  Net investment income to average
    daily net assets...................      1.82%      1.89%      2.17%      2.66%      2.86%
  Portfolio turnover rate..............        37%        40%        84%        65%        77%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................  $   0.04   $   0.05   $   0.04   $   0.02   $   0.02

(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

FUNDAMENTAL VALUE FUND

                                                                       CLASS III SHARES
                                                    -------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                                    -------------------------------------------------------
                                                     1999        1998        1997        1996        1995
                                                     ----        ----        ----        ----        ----
Net asset value, beginning of period..............  $ 11.92    $  16.33    $  15.04    $  12.54    $  12.49
                                                    -------    --------    --------    --------    --------
Income from investment operations:
  Net investment income...........................     0.18        0.35        0.33        0.37        0.34
  Net realized and unrealized gain................     0.19        3.90        2.53        3.26        0.55
                                                    -------    --------    --------    --------    --------
    Total from investment operations..............     0.37        4.25        2.86        3.63        0.89
                                                    -------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income......................    (0.20)      (0.38)      (0.32)      (0.37)      (0.32)
  From net realized gains.........................    (5.02)      (8.28)      (1.25)      (0.76)      (0.52)
                                                    -------    --------    --------    --------    --------
    Total distributions...........................    (5.22)      (8.66)      (1.57)      (1.13)      (0.84)
                                                    -------    --------    --------    --------    --------
Net asset value, end of period....................  $  7.07    $  11.92    $  16.33    $  15.04    $  12.54
                                                    =======    ========    ========    ========    ========
Total Return(1)...................................     2.30%      30.43%      20.03%      29.95%       7.75%
Ratios/Supplemental Data:
Net assets, end of period (000's).................  $82,062    $127,036    $232,583    $212,428    $182,871
  Net expenses to average daily net assets........     0.75%      0.75%        0.75%       0.75%       0.75%
  Net investment income to average daily net
    assets........................................     1.67%      1.84%        2.15%       2.61%       2.84%
  Portfolio turnover rate.........................       34%        21%          25%         34%         49%
  Fees and expenses voluntarily waived or borne by
    the Manager consisted of the following per
    share amounts.................................  $  0.02    $   0.04    $   0.02    $   0.01    $   0.01

(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND


                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                1999         1998         1997         1996         1995
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $   4.38     $   5.18     $   5.65     $   4.45     $   4.14
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................      0.03         0.04         0.07         0.08         0.06
  Net realized and unrealized gain..........................      0.89         1.41         1.03         1.54         0.38
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................      0.92         1.45         1.10         1.62         0.44
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................     (0.03)       (0.06)       (0.08)       (0.07)       (0.06)
  From net realized gains...................................     (1.13)       (2.19)       (1.49)       (0.35)       (0.07)
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................     (1.16)       (2.25)       (1.57)       (0.42)       (0.13)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $   4.14     $   4.38     $   5.18     $   5.65     $   4.45
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................     22.90%       36.37%       21.64%       37.77%       10.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $158,084     $202,923     $244,183     $391,366     $239,006
  Net expenses to average daily net assets..................      0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........      0.64%        0.79%        1.21%        1.54%        1.50%
  Portfolio turnover rate...................................        50%          60%         100%          76%         139%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.01     $   0.01     $   0.01        --(2)        --(2)


(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Fees and expenses waived or borne by the Manager were less than $.01 per share.


SMALL CAP VALUE FUND*


                                                                       CLASS III SHARES
                                                 ------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                                 ------------------------------------------------------------
                                                   1999         1998         1997         1996         1995
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........     $  18.28     $  15.89     $  13.89     $  13.61     $  14.31
                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................         0.18         0.27         0.28         0.23         0.20
  Net realized and unrealized gain (loss)...        (2.50)        4.85         2.32         3.20         0.34
                                                 --------     --------     --------     --------     --------
    Total from investment operations........        (2.32)        5.12         2.60         3.43         0.54
                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................        (0.19)       (0.29)       (0.27)       (0.23)       (0.20)
  From net realized gains...................        (4.08)       (2.44)       (0.33)       (2.92)       (1.04)
                                                 --------     --------     --------     --------     --------
    Total distributions.....................        (4.27)       (2.73)       (0.60)       (3.15)       (1.24)
                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............     $  11.69     $  18.28     $  15.89     $  13.89     $  13.61
                                                 ========     ========     ========     ========     ========
Total Return(1).............................       (14.74)%      34.43%       19.12%       27.18%        4.48%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........     $347,684     $769,612     $655,373     $231,533     $235,781
  Net expenses to average daily net
    assets..................................         0.48%        0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net
    assets..................................         0.99%        1.51%        2.15%        1.67%        1.55%
  Portfolio turnover rate...................           49%          56%          58%         135%          54%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............     $   0.04     $   0.04     $   0.03     $   0.02     $   0.01


(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
* Effective December 1, 1996, the "GMO Core II Secondaries Fund" was renamed the "GMO Small Cap Value Fund."


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SMALL CAP GROWTH FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                              YEAR ENDED FEBRUARY 28,    PERIOD FROM DECEMBER 31, 1996
                                                              ------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                1999           1998          TO FEBRUARY 28, 1997
                                                              ---------      ---------   -----------------------------
Net asset value, beginning of period........................  $  12.28       $   9.82              $  10.00
                                                              --------       --------              --------
Income from investment operations:
  Net investment income.....................................      0.03           0.05                  0.01
  Net realized and unrealized gain (loss)...................     (0.98)          3.43                 (0.19)
                                                              --------       --------              --------
    Total from investment operations........................     (0.95)          3.48                 (0.18)
                                                              --------       --------              --------
Less distributions to shareholders:
  From net investment income................................     (0.02)         (0.06)           --
  In excess of net investment income........................     --             (0.01)           --
  From net realized gains...................................     (0.43)         (0.95)           --
                                                              --------       --------              --------
    Total distributions.....................................     (0.45)         (1.02)           --
                                                              --------       --------              --------
Net asset value, end of period..............................  $  10.88       $  12.28              $   9.82
                                                              ========       ========              ========
Total Return(1).............................................     (8.20)%        36.66%                (1.80)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $129,983       $399,613              $159,898
  Net expenses to average daily net assets..................      0.48%          0.48%                 0.48%(2)
  Net investment income to average daily net assets.........      0.21%          0.47%                 0.70%(2)
  Portfolio turnover rate...................................       113%           132%                   13%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................  $   0.03       $   0.03              $   0.01



(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.


(2) Annualized.


REIT FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                              YEAR ENDED FEBRUARY 28,      PERIOD FROM MAY 31, 1996
                                                              ------------------------   (COMMENCEMENT OF OPERATIONS)
                                                                1999           1998          TO FEBRUARY 28, 1997
                                                                ----           ----      ----------------------------
Net asset value, beginning of period........................  $  12.92       $  12.62              $  10.00
                                                              --------       --------              --------
Income from investment operations:
  Net investment income.....................................      0.51(2)        0.53                  0.24
  Net realized and unrealized gain (loss)...................     (3.36)          1.26                  2.60
                                                              --------       --------              --------
    Total from investment operations........................     (2.85)          1.79                  2.84
                                                              --------       --------              --------
Less distributions to shareholders:
  From net investment income................................     (0.19)         (0.57)                (0.17)
  In excess of net investment income........................     --             (0.03)           --
  From net realized gains...................................     (0.75)         (0.89)                (0.05)
                                                              --------       --------              --------
    Total distributions.....................................     (0.94)         (1.49)                (0.22)
                                                              --------       --------              --------
Net asset value, end of period..............................  $   9.13       $  12.92              $  12.62
                                                              ========       ========              ========
Total Return(1).............................................    (23.27)%        14.29%                28.49%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $143,129       $374,774              $260,929
  Net expenses to average daily net assets..................      0.69%          0.69%                 0.69%(3)
  Net investment income to average daily net assets.........      4.60%          4.10%                 4.72%(3)
  Portfolio turnover rate...................................        59%            86%                   21%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.03       $   0.03              $   0.02



(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Computed using average shares outstanding throughout the period.
(3) Annualized.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE FUND

                                                     CLASS II SHARES
                                     ------------------------------------------------
                                                                      PERIOD FROM
                                                                   SEPTEMBER 26, 1996
                                      YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                     FEBRUARY 28,   FEBRUARY 28,     OPERATIONS) TO
                                         1999           1998       FEBRUARY 28, 1997
                                     ------------   ------------   ------------------
Net asset value, beginning of
 period............................    $ 23.16        $ 24.36           $ 24.60
                                       -------        -------           -------
Income (loss) from investment
 operations:
 Net investment income.............       0.39(5)        0.52(5)           0.14
 Net realized and unrealized gain
   (loss)..........................      (0.46)          1.94              0.96
                                       -------        -------           -------
   Total from investment
    operations.....................      (0.07)          2.46              1.10
                                       -------        -------           -------
Less distributions to shareholders:
 From net investment income........      (0.24)         (0.74)            (0.27)
 In excess of net investment
   income..........................      (0.24)            --                --
 From net realized gains...........      (2.28)         (2.92)            (1.07)
                                       -------        -------           -------
   Total distributions.............      (2.76)         (3.66)            (1.34)
                                       -------        -------           -------
Net asset value, end of period.....    $ 20.33        $ 23.16           $ 24.36
                                       =======        =======           =======
Total Return(1)....................       (0.76)%        11.60%            4.51%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................    $18,295        $12,500           $25,302
 Net expenses to average daily net
   assets..........................       0.76%          0.76%             0.80%(3,4)
 Net investment income to average
   daily net assets................       1.71%          2.14%             0.98%(4)
 Portfolio turnover rate...........         60%            68%               97%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................    $  0.06        $  0.07           $  0.05

                                                            CLASS III SHARES
                                     --------------------------------------------------------------

                                                       YEAR ENDED FEBRUARY 28/29,
                                     --------------------------------------------------------------
                                        1999         1998         1997         1996         1995
                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
 period............................  $    23.20   $    24.37   $    24.62   $    22.32   $    25.56
                                     ----------   ----------   ----------   ----------   ----------
Income (loss) from investment
 operations:
 Net investment income.............        0.42(5)       0.54(5)       0.59       0.36         0.27
 Net realized and unrealized gain
   (loss)..........................       (0.47)        1.96         1.02         3.09        (1.57)
                                     ----------   ----------   ----------   ----------   ----------
   Total from investment
    operations.....................       (0.05)        2.50         1.61         3.45        (1.30)
                                     ----------   ----------   ----------   ----------   ----------
Less distributions to shareholders:
 From net investment income........       (0.25)       (0.75)       (0.33)       (0.39)       (0.35)
 In excess of net investment
   income..........................       (0.24)          --           --           --           --
 From net realized gains...........       (2.28)       (2.92)       (1.53)       (0.76)       (1.59)
                                     ----------   ----------   ----------   ----------   ----------
   Total distributions.............       (2.77)       (3.67)       (1.86)       (1.15)       (1.94)
                                     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period.....  $    20.38   $    23.20   $    24.37   $    24.62   $    22.32
                                     ==========   ==========   ==========   ==========   ==========
Total Return(1)....................       (0.68)%      11.71%        6.72%       15.72%       (5.31)%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $1,998,447   $3,046,510   $4,232,937   $4,538,036   $2,591,646
 Net expenses to average daily net
   assets..........................        0.69%        0.69%        0.71%(2)       0.71%(2)       0.70%
 Net investment income to average
   daily net assets................        1.84%        2.19%        2.34%        1.93%        1.48%
 Portfolio turnover rate...........          60%          68%          97%          14%          53%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $     0.06   $     0.07   $     0.06   $     0.03   $     0.03

(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(4) Annualized.
(5) Computed using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL CORE FUND


                                                         CLASS III SHARES                                CLASS IV SHARES
                                     ---------------------------------------------------------   --------------------------------
                                                                                                                   PERIOD FROM
                                                                                     PERIOD                      JANUARY 9, 1998
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED    (COMMENCEMENT OF
                                     FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,    OPERATIONS) TO
                                         1999           1998           1997         1996(1)          1999       FEBRUARY 28, 1998
                                     ------------   ------------   ------------   ------------   ------------   -----------------
Net asset value, beginning of
 period...........................     $ 11.92        $  12.68       $  11.54       $  10.00       $  11.92         $  10.87
                                       -------        --------       --------       --------       --------         --------
Income from investment operations:
 Net investment income............        0.23(5)         0.27(5)        0.22           0.23           0.24(5)          0.01(5)
 Net realized and unrealized gain
   (loss).........................       (0.36)(6)        1.72           1.63           1.44          (0.36)(6)         1.04
                                       -------        --------       --------       --------       --------         --------
   Total from investment
    operations....................       (0.13)           1.99           1.85           1.67          (0.12)            1.05
                                       -------        --------       --------       --------       --------         --------
Less distributions to
 shareholders:
 From net investment income.......       (0.08)          (0.27)         (0.28)         (0.06)         (0.09)              --
 In excess of net investment
   income.........................       (0.21)             --             --             --          (0.22)              --
 From net realized gains..........       (2.22)          (2.48)         (0.43)         (0.07)         (2.22)              --
                                       -------        --------       --------       --------       --------         --------
   Total distributions............       (2.51)          (2.75)         (0.71)         (0.13)         (2.53)              --
                                       -------        --------       --------       --------       --------         --------
Net asset value, end of period....     $  9.28        $  11.92       $  12.68       $  11.54       $   9.27         $  11.92
                                       =======        ========       ========       ========       ========         ========
Total Return(2)...................        (1.84)%         17.98%        16.55%         16.66%         (1.79)%                9.66%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)........................     $97,450        $207,653       $581,099       $407,227       $108,956         $362,829
 Net expenses to average daily net
   assets.........................        0.69%           0.69%          0.72%(3)       0.69%(4)       0.63%            0.63%(4)
 Net investment income to average
   daily net assets...............        2.07%           2.15%          2.25%          1.89%(4)       2.17%            0.72%(4)
 Portfolio turnover rate..........          68%             96%            84%             7%            68%              96%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts..................     $  0.05        $   0.05       $   0.04       $   0.05       $   0.05         $   0.01


(1) Period from June 30, 1995 (commencement of operations) to February 29, 1996.

(2) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.
(4) Annualized.
(5) Computed using average shares outstanding throughout the period.
(6) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                     CLASS IV SHARES
         ----------------------------------------
                                   PERIOD FROM
                                 JANUARY 9, 1998
                                (COMMENCEMENT OF
            YEAR ENDED           OPERATIONS) TO
         FEBRUARY 28, 1999      FEBRUARY 28, 1998
         -----------------      -----------------
             $  23.19               $  20.61
             --------               --------
                 0.42(5)                0.02(5)
                (0.46)                  2.56
             --------               --------
                (0.04)                  2.58
             --------               --------
                (0.25)                    --
                (0.25)                    --
                (2.28)                    --
             --------               --------
                (2.78)                    --
             --------               --------
             $  20.37               $  23.19
             ========               ========
                (0.60)%                12.52%
             $567,219               $682,952
                 0.63%                  0.63%(4)
                 1.85%                  0.68%(4)
                   60%                    68%
             $   0.06               $   0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND*

                                                       CLASS II SHARES                         CLASS III SHARES
                                  ----------------------------------------------------------   -----------------
                                                                             PERIOD FROM
                                                                          SEPTEMBER 30, 1996
                                                                           (COMMENCEMENT OF
                                     YEAR ENDED          YEAR ENDED         OPERATIONS) TO        YEAR ENDED
                                  FEBRUARY 28, 1999   FEBRUARY 28, 1998   FEBRUARY 28, 1997    FEBRUARY 28, 1999
                                  -----------------   -----------------   -----------------    -----------------
Net asset value, beginning of
  period........................       $ 12.09             $ 10.65             $ 10.02             $  12.10
                                       -------             -------             -------             --------
Income from investment
  operations:
  Net investment income.........          0.20(5)             0.18(5)             0.06                 0.20(5)
  Net realized and unrealized
    gain (loss).................         (0.14)               1.48                0.65                (0.12)
                                       -------             -------             -------             --------
    Total from investment
      operations................          0.06                1.66                0.71                 0.08
                                       -------             -------             -------             --------
Less distributions to
  shareholders:
  From net investment income....         (0.25)              (0.22)              (0.08)               (0.26)
  From net realized gains.......         (0.11)              (0.00)(6)         --                     (0.11)
                                       -------             -------             -------             --------
    Total distributions.........         (0.36)              (0.22)              (0.08)               (0.37)
                                       -------             -------             -------             --------
Net asset value, end of
  period........................       $ 11.79             $ 12.09             $ 10.65             $  11.81
                                       =======             =======             =======             ========
Total Return(1).................          0.36%              15.94%               7.08%                0.48%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).....................       $33,780             $53,949             $21,957             $927,108
  Net expenses to average daily
    net assets..................          0.82%               0.82%               0.84%(2,4)           0.75%
  Net investment income to
    average daily net assets....          1.64%               1.60%               0.83%(2)             1.60%
  Portfolio turnover rate.......            27%                 19%                 13%                  27%
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts.....................       $  0.03             $  0.03             $  0.02             $   0.03

                                            CLASS III SHARES
                                  -------------------------------------
                                                         PERIOD FROM
                                                        JUNE 28, 1996
                                                      (COMMENCEMENT OF
                                     YEAR ENDED        OPERATIONS) TO
                                  FEBRUARY 28, 1998   FEBRUARY 28, 1997
                                  -----------------   -----------------
Net asset value, beginning of
  period........................      $  10.66            $  10.00
                                      --------            --------
Income from investment
  operations:
  Net investment income.........          0.21(5)             0.08
  Net realized and unrealized
    gain (loss).................          1.45                0.66
                                      --------            --------
    Total from investment
      operations................          1.66                0.74
                                      --------            --------
Less distributions to
  shareholders:
  From net investment income....         (0.22)              (0.08)
  From net realized gains.......         (0.00)(6)              --
                                      --------            --------
    Total distributions.........         (0.22)              (0.08)
                                      --------            --------
Net asset value, end of
  period........................      $  12.10            $  10.66
                                      ========            ========
Total Return(1).................         15.95%               7.37%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's).....................      $847,427            $671,829
  Net expenses to average daily
    net assets..................          0.75%               0.76%(2,3)
  Net investment income to
    average daily net assets....          1.80%               1.24%(2)
  Portfolio turnover rate.......            19%                 13%
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts.....................      $   0.03            $   0.02



(1) The total returns would have been lower had certain expenses not been waived during the periods shown.
(2)  Annualized.
(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets for the period ended February 28, 1997.
(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets for the period ended February 28, 1997.
(5) Computed using average shares outstanding throughout the period.
(6)  The per share realized gain distribution was $0.004
(7)  Net investment income earned was less than $0.01 per share.
     Computed using average shares outstanding throughout the period.
(8) Fees or expenses voluntarily waived or borne by the Manager were less than $0.01 per share.
(a)  The fiscal year end of the GMO Pool was June 30.
(b) Expenses for the GMO Pool were paid directly by its unitholders.
(c) Net of annual total GMO Pool expenses of 0.83% paid directly by unitholders.
  * The GMO Foreign Fund (the "Foreign Fund") commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO
     International Equities Pool of The Common Fund for Nonprofit
     Organizations (the "GMO Pool") as the Foreign Fund.
 **  All information relating to the time periods prior to June
     28, 1996 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Foreign Fund. The per unit information for the GMO Pool has been restated to conform to the Foreign Fund's initial net asset value of $10.00 per share on such date. The GMO Pool was not a registered investment company as it was exempt from registration under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the GMO Pool had been registered under the 1940
     Act, its performance may have been adversely affected. The
     GMO Pool's performance information is also presented as the performance of the Foreign Fund for periods prior to June
     28, 1996 by including the total return of the GMO Pool; such information does not constitute the financial highlights of the Foreign Fund.



The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


Except as otherwise noted, the above information has been audited by PricewaterhouseCoopers LLP, independent accountants. The information relating to the periods ended February 28, 1997, 1998 and 1999 should be read in conjunction with the financial statements and related notes which are included in the Foreign Fund's Annual Report, and which are incorporated by reference in the Trust's Statement of Additional Information. The GMO Pool had only one class of outstanding units. Expenses charged to GMO Pool unitholders were fixed at a level above that of the Foreign Fund's Class II and Class III Shares.

                                                           GMO POOL
                                                  PERFORMANCE INFORMATION**
               CLASS IV SHARES                           (UNAUDITED)
    --------------------------------------        --------------------------
                            PERIOD FROM
                          JANUARY 9, 1998
                         (COMMENCEMENT OF           Year Ended June 30,(a)
       YEAR ENDED         OPERATIONS) TO          --------------------------
    FEBRUARY 28, 1999    FEBRUARY 28, 1998          1996             1995
    -----------------    -----------------        ---------        ---------
        $  12.11             $  10.90              $ 8.90           $ 8.52
        --------             --------              ------           ------
            0.22(5)           --     (7)             0.27(b)          0.27(b)
           (0.15)                1.21                1.07             0.37
        --------             --------              ------           ------
            0.07                 1.21                1.34             0.64
        --------             --------              ------           ------
           (0.26)             --                    (0.24)           (0.26)
           (0.11)             --
        --------             --------              ------           ------
           (0.37)             --
        --------             --------              ------           ------
        $  11.81             $  12.11              $10.00           $ 8.90
        ========             ========              ======           ======
            0.53%               11.10%              14.25%(c)         6.82%(c)
        $130,760             $219,785                 N/A              N/A
            0.69%                0.69%(2)             N/A              N/A
            1.81%                0.26%(2)             N/A              N/A
              27%                  19%                N/A              N/A
        $   0.03             $--     (8)              N/A              N/A

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                1999        1998        1997        1996          1995
                                                                ----        ----        ----        ----          ----
Net asset value, beginning of period........................  $  12.22    $  13.46    $  12.95    $  11.95      $  14.45
                                                              --------    --------    --------    --------      --------
Income (loss) from investment operations:
  Net investment income.....................................      0.55        0.27        0.23        0.18          0.18
  Net realized and unrealized gain (loss)...................     (1.15)       0.42        0.55        1.16         (1.52)
                                                              --------    --------    --------    --------      --------
    Total from investment operations........................     (0.60)       0.69        0.78        1.34         (1.34)
                                                              --------    --------    --------    --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.21)      (0.26)      (0.07)      (0.17)        (0.20)
  In excess of net investment income........................     --          --          --          (0.02)        --
  From net realized gains...................................     (0.39)      (1.67)      (0.20)      (0.15)        (0.96)
  In excess of net realized gains...........................     --          --          --          --            --
                                                              --------    --------    --------    --------      --------
    Total distributions.....................................     (0.60)      (1.93)      (0.27)      (0.34)        (1.16)
                                                              --------    --------    --------    --------      --------
Net asset value, end of period..............................  $  11.02    $  12.22    $  13.46    $  12.95      $  11.95
                                                              ========    ========    ========    ========      ========
Total Return(1).............................................     (5.06)%      6.92%       5.99%      11.43%        (9.66)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $158,142    $234,155    $235,653    $218,964      $186,185
  Net expenses to average daily net assets..................      0.75%       0.75%       0.76%(2)    0.76%(2)      0.76%(2)
  Net investment income to average daily net assets.........      1.67%       1.93%       1.75%       1.84%         1.45%
  Portfolio turnover rate...................................         8%         79%         13%         13%           58%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.27    $   0.12    $   0.10    $   0.07      $   0.08

(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

JAPAN FUND


                                                                                 CLASS III SHARES
                                                              -------------------------------------------------------
                                                                            YEAR ENDED FEBRUARY 28/29,
                                                              -------------------------------------------------------
                                                                1999        1998        1997        1996       1995
                                                              --------      ----        ----        ----       ----
Net asset value, beginning of period........................  $   6.36    $   7.02    $   8.52    $   9.12    $ 11.13
                                                              --------    --------    --------    --------    -------
Income (loss) from investment operations:
  Net investment income (loss)..............................      0.01        0.01       --(1)       (0.01)(1)   --(1)
  Net realized and unrealized gain (loss)...................     (0.17)      (0.67)      (1.50)       0.79      (1.08)
                                                              --------    --------    --------    --------    -------
    Total from investment operations........................     (0.16)      (0.66)      (1.50)       0.78      (1.08)
                                                              --------    --------    --------    --------    -------
Less distributions to shareholders:
  From net investment income................................     --          --          --          --         --
  In excess of net investment income........................     --          --          (0.00)      --         --
  From net realized gains...................................     --          --          --          (1.38)     (0.93)
                                                              --------    --------    --------    --------    -------
    Total distributions.....................................     --          --          (0.00)      (1.38)     (0.93)
                                                              --------    --------    --------    --------    -------
Net asset value, end of period..............................  $   6.20    $   6.36    $   7.02    $   8.52    $  9.12
                                                              ========    ========    ========    ========    =======
Total Return(3).............................................     (2.52)%     (9.40)%    (17.69)%      8.29%    (10.62)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $128,389    $149,152    $218,797    $126,107    $60,123
  Net expenses to average daily net assets..................      0.69%       0.69%       0.70%(2)     0.92%     0.83%
  Net investment income to average daily net assets.........      0.25%       0.21%       0.01%      (0.13)%    (0.02)%
  Portfolio turnover rate...................................       102%        128%          4%         23%        60%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.02    $   0.02    $   0.03    $   0.01    $    --(4)


(1) Based on average month-end shares outstanding.

(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

(3) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND


                                                           CLASS III SHARES                              CLASS IV SHARES
                                        ------------------------------------------------------   --------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                 JANUARY 9, 1998
                                                      YEAR ENDED FEBRUARY 28/29,                  YEAR ENDED    (COMMENCEMENT OF
                                        ------------------------------------------------------   FEBRUARY 28,    OPERATIONS) TO
                                          1999       1998        1997        1996       1995         1999       FEBRUARY 28, 1998
                                        --------   --------   ----------   --------   --------   ------------   -----------------
Net asset value, beginning of
 period...............................  $   9.56   $  12.49   $    10.54   $   9.52   $  12.13     $   9.56         $   8.62
                                        --------   --------   ----------   --------   --------     --------         --------
Income (loss) from investment
 operations:
 Net investment income................      0.25       0.16(5)       0.13      0.10       0.05         0.28             0.01(5)
 Net realized and unrealized gain
   (loss).............................     (3.19)     (1.76)        1.96       1.06      (2.37)       (3.21)            0.93
                                        --------   --------   ----------   --------   --------     --------         --------
   Total from investment operations...     (2.94)     (1.60)        2.09       1.16      (2.32)       (2.93)            0.94
                                        --------   --------   ----------   --------   --------     --------         --------
Less distributions to shareholders
 from:
 Net investment income................     (0.19)     (0.25)       (0.14)     (0.01)     (0.07)       (0.20)         --
 Net realized gains...................     (0.12)     (0.71)      --          (0.13)     (0.22)       (0.12)         --
 In excess of net realized gains......     (0.00)(7)    (0.37)     --         --         --           (0.00)(7)      --
                                        --------   --------   ----------   --------   --------     --------         --------
   Total distributions................     (0.31)     (1.33)       (0.14)     (0.14)     (0.29)       (0.32)         --
                                        --------   --------   ----------   --------   --------     --------         --------
Net asset value, end of period........  $   6.31   $   9.56   $    12.49   $  10.54   $   9.52     $   6.31         $   9.56
                                        ========   ========   ==========   ========   ========     ========         ========
Total Return(1).......................   (30.96)%    (12.94)%      19.98%     12.24%    (19.51)%    (31.01)%                10.90%
Ratios/Supplemental Data:
 Net assets, end of period (000's)....  $524,741   $913,615   $1,725,651   $907,180   $384,259     $261,187         $672,020
 Net expenses to average daily net
   assets.............................      1.16%      1.24%(4)       1.24%(4)     1.35%     1.58%       1.12%          1.22%(3,6)
 Net investment income to average
   daily net assets...................      2.75%      1.30%        1.40%      1.31%      0.85%        2.87%            0.65%(3)
 Portfolio turnover rate..............        76%        88%          41%        35%        50%          76%              88%
Fees and expenses voluntarily waived
 or borne by the Manager consisted of
 the following per share amounts......  $   0.02   $   0.03   $     0.02   $  --(2)   $  --        $   0.02         $--     (2)



 (1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.


 (2) Fees and expenses voluntarily waived or borne by the Manager were less than $0.01 per share.


 (3) Annualized.


 (4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.


 (5) Computed using average shares outstanding throughout the period.


 (6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.


 (7) The distribution in excess of net realized gains was $0.0005.


EVOLVING COUNTRIES FUND


                                                                              CLASS III SHARES
                                                              -------------------------------------------------
                                                                                   PERIOD FROM AUGUST 29, 1997
                                                                 YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 28, 1999        TO FEBRUARY 28, 1998
                                                              -----------------    ----------------------------
Net asset value, beginning of period........................       $  8.61                   $ 10.00
                                                                   -------                   -------
Income from investment operations:
 Net investment income......................................          0.23                      0.03(4)
 Net realized and unrealized loss...........................         (2.94)                    (1.42)
                                                                   -------                   -------
   Total from investment operations.........................         (2.71)                    (1.39)
                                                                   -------                   -------
Less distributions to shareholders:
 From net investment income.................................         (0.16)                       --
                                                                   -------                   -------
   Total distributions......................................         (0.16)                       --
                                                                   -------                   -------
Net asset value, end of period..............................       $  5.74                   $  8.61
                                                                   =======                   =======
Total Return(2).............................................        (31.60)%                  (13.90)%
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................       $31,718                   $39,698
 Net expenses to average daily net assets...................          1.27%                     1.65%(1,3)
 Net investment income to average daily net assets..........          3.65%                     0.78%(1)
 Portfolio turnover rate....................................           158%                       56%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....       $  0.02                   $  0.03


(1) Annualized.

(2) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.


(3) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .16% of average daily net assets.

(4) Computed using average shares outstanding throughout the period.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

ASIA FUND


                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                                   PERIOD FROM FEBRUARY 18, 1998
                                                                 YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 28, 1999        TO FEBRUARY 28, 1998
                                                              -----------------    -----------------------------
Net asset value, beginning of period........................       $ 10.44                    $ 10.00
                                                                   -------                    -------
Income (loss) from investment operations:
  Net investment income.....................................          0.08(2)                    0.01(2)
  Net realized and unrealized gain (loss)...................         (2.69)                      0.43
                                                                   -------                    -------
    Total from investment operations........................         (2.61)                      0.44
                                                                   -------                    -------
Less distributions to shareholders from:
  Net investment income.....................................         (0.08)                        --
  In excess of net investment income........................         (0.08)                        --
                                                                   -------                    -------
                                                                     (0.16)                        --
                                                                   -------                    -------
Net asset value, end of period..............................       $  7.67                    $ 10.44
                                                                   =======                    =======
Total Return(1).............................................        (25.03)%                     4.40%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $77,404                    $40,161
  Net expenses to average daily net assets..................          1.26%                      2.52%(3)
  Net investment income to average daily net assets.........          1.04%                      2.86%(3)
  Portfolio turnover rate...................................            61%                         1%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       $  0.02                    $  0.01



(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Computed using average shares outstanding throughout the period.
(3) Annualized.

GLOBAL PROPERTIES FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                                                           PERIOD FROM
                                                                                                        DECEMBER 20, 1996
                                                                                                        (COMMENCEMENT OF
                                                                 YEAR ENDED           YEAR ENDED         OPERATIONS) TO
                                                              FEBRUARY 28, 1999    FEBRUARY 28, 1998    FEBRUARY 28, 1997
                                                              -----------------    -----------------    -----------------
Net asset value, beginning of period........................       $ 10.14              $ 10.06              $ 10.00
                                                                   -------              -------              -------
Income (loss) from investment operations:
  Net investment income.....................................          0.40                 0.30                 0.04
  Net realized and unrealized gain (loss)...................         (1.97)                0.10                 0.02(2)
                                                                   -------              -------              -------
    Total from investment operations........................         (1.57)                0.40                 0.06
                                                                   -------              -------              -------
Less distributions to shareholders:
  From net investment income................................         (0.33)               (0.32)                  --
  In excess of net investment income........................         (0.06)                  --                   --
  From net realized gains...................................         (0.22)                  --                   --
                                                                   -------              -------              -------
    Total distributions.....................................         (0.61)               (0.32)                  --
                                                                   -------              -------              -------
Net asset value, end of period..............................       $  7.96              $ 10.14              $ 10.06
                                                                   =======              =======              =======
Total Return(1).............................................        (15.87)%               4.07%                0.60%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $ 7,870              $10,061              $ 9,464
  Net expenses to average daily net assets..................          1.43%                1.43%                1.98%(3)
  Net investment income to average daily net assets.........          3.44%                2.89%                2.39%(3)
  Portfolio turnover rate...................................            26%                  15%                   0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       $  0.10              $  0.08              $  0.05


(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1997 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(3) Annualized.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


FIXED INCOME FUNDS

-----------------------------


DOMESTIC BOND FUND

                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                                                PERIOD FROM
                                                                                                              AUGUST 18, 1994
                                                                       YEAR ENDED FEBRUARY 28/29,            (COMMENCEMENT OF
                                                              --------------------------------------------    OPERATIONS) TO
                                                                1999        1998        1997        1996     FEBRUARY 28, 1995
                                                              --------    --------    --------    --------   -----------------
Net asset value, beginning of period........................  $  10.26    $  10.18    $  10.40    $  10.13       $  10.00
                                                              --------    --------    --------    --------       --------
Income from investment operations:
  Net investment income.....................................      0.68        0.67        0.58        0.66           0.24
  Net realized and unrealized gain (loss)...................     (0.15)       0.38       (0.09)       0.58           0.07
                                                              --------    --------    --------    --------       --------
    Total from investment operations........................      0.53        1.05        0.49        1.24           0.31
                                                              --------    --------    --------    --------       --------
Less distributions to shareholders:
  From net investment income................................     (0.68)      (0.70)      (0.60)      (0.60)         (0.18)
  From net realized gains...................................     (0.21)      (0.27)      (0.08)      (0.37)       --
  In excess of net realized gains...........................     (0.25)         --       (0.03)         --             --
                                                              --------    --------    --------    --------       --------
    Total distributions.....................................     (1.14)      (0.97)      (0.71)      (0.97)         (0.18)
                                                              --------    --------    --------    --------       --------
Net asset value, end of period..............................  $   9.65    $  10.26    $  10.18    $  10.40       $  10.13
                                                              ========    ========    ========    ========       ========
Total Return(1).............................................      5.03%      10.71%       4.93%      12.50%          3.16%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $175,071    $431,410    $570,862    $310,949       $209,377
  Net operating expenses to average daily net assets........      0.25%       0.25%       0.25%       0.25%          0.25%(2)
  Interest expense to average daily net assets..............      0.02%         --          --          --             --
  Total net expenses to average daily net assets............      0.27%       0.25%       0.25%       0.25%          0.25%(2)
  Net investment income to average daily net assets.........      6.21%       6.14%       6.15%       6.52%          6.96%(2)
  Portfolio turnover rate...................................        17%         59%         25%         70%            65%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.02    $   0.02    $   0.02    $   0.01       $   0.01


(1) The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. BOND/GLOBAL ALPHA A FUND


                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                                   PERIOD FROM APRIL 30, 1997
                                                                 YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 28, 1999       TO FEBRUARY 28, 1998
                                                              -----------------   ----------------------------
Net asset value, beginning of period........................      $  10.60                  $  10.00
                                                                  --------                  --------
Income from investment operations:
  Net investment income.....................................          0.64(2)                   0.55(2)
  Net realized and unrealized gain (loss)...................         (0.58)                     0.66
                                                                  --------                  --------
    Total from investment operations........................          0.06                      1.21
                                                                  --------                  --------
Less distributions to shareholders:
  From net investment income................................         (0.12)                    (0.27)
  From net realized gains...................................         (0.31)                    (0.34)
                                                                  --------                  --------
    Total distributions.....................................         (0.43)                    (0.61)
                                                                  --------                  --------
Net asset value, end of period..............................      $  10.23                  $  10.60
                                                                  ========                  ========
Total Return(1).............................................          0.44%                    12.16%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $143,703                  $228,386
  Net expenses to average daily net assets..................          0.40%                     0.40%(3)
  Net investment income to average daily net assets.........          5.97%                     6.05%(3)
  Portfolio turnover rate...................................           113%                       58%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....      $   0.03                  $   0.02



(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Computed using average shares outstanding throughout the period.
(3) Annualized.

U.S. BOND/GLOBAL ALPHA B FUND

                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                                   PERIOD FROM JULY 29, 1997
                                                                 YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 28, 1999       TO FEBRUARY 28, 1998
                                                              -----------------   ----------------------------
Net asset value, beginning of period........................      $  10.14                  $  10.00
                                                                  --------                  --------
Income from investment operations:
  Net investment income.....................................          0.59(2)                   0.35(2)
  Net realized and unrealized gain (loss)...................         (0.19)                     0.06
                                                                  --------                  --------
    Total from investment operations........................          0.40                      0.41
                                                                  --------                  --------
Less distributions to shareholders:
  From net investment income................................         (2.36)(4)                 (0.21)
  In excess of net investment income........................         (0.59)(4)                    --
  From net realized gains...................................         (0.18)                    (0.06)
  In excess of net realized gains...........................         (0.23)                       --
                                                                  --------                  --------
    Total distributions.....................................         (3.36)                    (0.27)
                                                                  --------                  --------
Net asset value, end of period..............................      $   7.18                  $  10.14
                                                                  ========                  ========
Total Return(1).............................................          3.42%                     4.15%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $138,146                  $380,605
  Net expenses to average daily net assets..................          0.35%                     0.35%(3)
  Net investment income to average daily net assets.........          5.96%                     5.88%(3)
  Portfolio turnover rate...................................           134%                       27%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....      $   0.03                  $   0.02


(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Computed using average shares outstanding throughout the period.
(3) Annualized.
(4) The amount shown for a share outstanding does not correspond with the aggregate distributions to shareholders for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL BOND FUND

                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                1999          1998          1997          1996          1995
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................  $  10.45      $  10.78      $  10.92      $   9.64      $   9.96
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income.....................................      0.71          0.59          0.71          0.62          0.98
  Net realized and unrealized gain (loss)...................     (0.42)         0.08          0.65          1.55         (0.21)
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................      0.29          0.67          1.36          2.17          0.77
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................     (0.36)        (0.54)        (0.81)        (0.59)        (0.75)
  In excess of net investment income........................     (0.09)           --            --            --            --
  From net realized gains...................................     (0.23)        (0.10)        (0.54)        (0.30)        (0.34)
  In excess of net realized gains...........................        --         (0.36)        (0.15)        --            --
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................     (0.68)        (1.00)        (1.50)        (0.89)        (1.09)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $  10.06      $  10.45      $  10.78      $  10.92      $   9.64
                                                              ========      ========      ========      ========      ========
Total Return(1).............................................      2.48%         6.32%        12.39%        22.72%         8.23%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $181,829      $293,022      $235,783      $193,920      $151,189
  Net expenses to average daily net assets..................      0.40%         0.40%         0.40%         0.40%         0.40%
  Net investment income to average daily net assets.........      6.45%         6.24%         6.93%         8.17%         7.51%
  Portfolio turnover rate...................................       106%          105%           95%           99%          141%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....  $   0.03      $   0.02      $   0.02      $   0.01      $   0.02

(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

CURRENCY HEDGED INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              -----------------------------------------------------------------
                                                                                                                PERIOD FROM
                                                                                                             SEPTEMBER 30, 1994
                                                                      YEAR ENDED FEBRUARY 28/29,              (COMMENCEMENT OF
                                                              -------------------------------------------      OPERATIONS) TO
                                                                1999       1998        1997        1996      FEBRUARY 28, 1995
                                                              --------   --------    --------    --------    ------------------
Net asset value, beginning of period........................  $  10.66   $  12.16    $  10.92    $   9.99         $  10.00
                                                              --------   --------    --------    --------         --------
Income from investment operations:
  Net investment income.....................................      0.74       0.88        0.66        1.05             0.24
  Net realized and unrealized gain (loss)...................     (0.39)      0.73        2.07        1.62            (0.09)
                                                              --------   --------    --------    --------         --------
    Total from investment operations........................      0.35       1.61        2.73        2.67             0.15
                                                              --------   --------    --------    --------         --------
Less distributions to shareholders:
  From net investment income................................     (0.16)     (0.88)      (0.60)      (1.04)           (0.16)
  From net realized gains...................................     (0.38)     (2.23)      (0.45)      (0.42)              --
  In excess of net realized gains...........................        --         --       (0.44)      (0.28)              --
                                                              --------   --------    --------    --------         --------
    Total distributions.....................................     (0.54)     (3.11)      (1.49)      (1.74)           (0.16)
                                                              --------   --------    --------    --------         --------
Net asset value, end of period..............................  $  10.47   $  10.66    $  12.16    $  10.92         $   9.99
                                                              ========   ========    ========    ========         ========
Total Return(1).............................................      3.20%     14.44%      25.57%      27.36%            1.49%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $323,711   $320,905    $468,979    $236,162         $238,664
  Net expenses to average daily net assets..................      0.40%      0.40%       0.40%       0.40%            0.40%(2)
  Net investment income to average daily net assets.........      6.30%      6.50%       6.86%       8.54%            8.46%(2)
  Portfolio turnover rate...................................       116%       135%         90%         85%              64%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................  $   0.04   $   0.05    $   0.03    $   0.03         $   0.01


(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BOND FUND

                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                DECEMBER 28, 1995
                                                                 YEAR ENDED FEBRUARY 28,        (COMMENCEMENT OF
                                                              ------------------------------     OPERATIONS) TO
                                                                1999       1998       1997      FEBRUARY 29, 1996
                                                              --------   --------    -------    -----------------
Net asset value, beginning of period........................  $  10.15   $  10.16    $  9.89         $ 10.00
                                                              --------   --------    -------         -------
Income from investment operations:
  Net investment income.....................................      0.55       0.65(3)    0.61            0.05
  Net realized and unrealized gain (loss)...................     (0.25)      0.36       0.59           (0.16)
                                                              --------   --------    -------         -------
    Total from investment operations........................      0.30       1.01       1.20           (0.11)
                                                              --------   --------    -------         -------
Less distributions to shareholders:
  From net investment income................................     (0.37)     (0.56)     (0.57)             --
  In excess of net investment income........................     (0.09)        --         --              --
  From net realized gains...................................     (0.06)     (0.28)     (0.36)             --
  In excess of net realized gains...........................     (0.06)     (0.18)        --              --
                                                              --------   --------    -------         -------
    Total distributions.....................................     (0.58)     (1.02)     (0.93)             --
                                                              --------   --------    -------         -------
Net asset value, end of period..............................  $   9.87   $  10.15    $ 10.16         $  9.89
                                                              ========   ========    =======         =======
Total Return(1).............................................      2.69%     10.19%     12.01%          (1.10)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $163,210   $105,052    $70,768         $31,072
  Net expenses to average daily net assets..................      0.34%      0.34%      0.34%           0.34%(2)
  Net investment income to average daily net assets.........      5.86%      6.21%      6.31%           6.16%(2)
  Portfolio turnover rate...................................        75%       103%        72%              0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................  $   0.03   $   0.04    $  0.04         $  0.01


(1) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Annualized.
(3) Computed using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

                                                                          CLASS III SHARES
                                                  ----------------------------------------------------------------
                                                                                                    PERIOD FROM
                                                                                                  APRIL 19, 1994
                                                           YEAR ENDED FEBRUARY 28/29,            (COMMENCEMENT OF
                                                  --------------------------------------------    OPERATIONS) TO
                                                    1999        1998        1997        1996     FEBRUARY 28, 1995
                                                  --------    --------    --------    --------   -----------------
Net asset value, beginning of period............  $  11.64    $  14.09    $  11.76    $   8.39       $  10.00
                                                  --------    --------    --------    --------       --------
Income from investment operations:
   Net investment income........................      0.92(3)     1.13(3)     1.48        1.35           0.48
   Net realized and unrealized gain (loss)......     (4.41)       1.51        6.40        3.84          (1.59)
                                                  --------    --------    --------    --------       --------
       Total from investment operations.........     (3.49)       2.64        7.88        5.19          (1.11)
                                                  --------    --------    --------    --------       --------
Less distributions to shareholders:
   From net investment income...................     (0.23)      (0.84)      (1.58)      (1.17)         (0.40)
   From net realized gains......................     (1.03)      (4.25)      (3.97)      (0.65)            --
   In excess of net realized gains..............        --(5)       --          --          --          (0.10)
                                                  --------    --------    --------    --------       --------
       Total distributions......................     (1.26)      (5.09)      (5.55)      (1.82)         (0.50)
                                                  --------    --------    --------    --------       --------
Net asset value, end of period..................  $   6.89    $  11.64    $  14.09    $  11.76       $   8.39
                                                  ========    ========    ========    ========       ========
Total Return(1).................................    (32.94)%     22.27%      74.32%      63.78%        (11.65)%
Ratios/Supplemental Data:
   Net assets, end of period (000's)............  $450,336    $460,387    $555,452    $615,485       $243,451
   Net expenses to average daily net assets.....      0.56%       0.53%       0.57%       0.50%          0.50%(2)
   Net investment income to average daily net
     assets.....................................     10.99%       8.62%       8.35%      12.97%         10.57%(2)
   Portfolio turnover rate......................       272%        255%        152%        158%           104%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following
     per share amounts..........................  $   0.02    $   0.03    $   0.03    $   0.02       $   0.01

                                                             CLASS IV SHARES
                                                  -------------------------------------
                                                                         PERIOD FROM
                                                                       JANUARY 9, 1998
                                                                      (COMMENCEMENT OF
                                                     YEAR ENDED        OPERATIONS) TO
                                                  FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                                  -----------------   -----------------
Net asset value, beginning of period............      $  11.63            $  10.99
                                                      --------            --------
Income from investment operations:
   Net investment income........................          0.91(3)             0.10(3)
   Net realized and unrealized gain (loss)......         (4.37)               0.54
                                                      --------            --------
       Total from investment operations.........         (3.46)               0.64
                                                      --------            --------
Less distributions to shareholders:
   From net investment income...................         (0.24)                 --
   From net realized gains......................         (1.03)                 --
   In excess of net realized gains..............            --(5)               --
                                                      --------            --------
       Total distributions......................         (1.27)                 --
                                                      --------            --------
Net asset value, end of period..................      $   6.90            $  11.63
                                                      ========            ========
Total Return(1).................................        (32.82)%              5.82%
Ratios/Supplemental Data:
   Net assets, end of period (000's)............      $323,285            $310,580
   Net expenses to average daily net assets.....          0.51%               0.50%(2)
   Net investment income to average daily net
     assets.....................................         10.87%               7.17%(2)
   Portfolio turnover rate......................           272%                255%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following
     per share amounts..........................      $   0.02                  --(4)


(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Annualized.
(3) Computed using average shares outstanding throughout the period.
(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(5) The distribution in excess of net realized gains was $0.002.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SHORT-TERM INCOME FUND

                                                                                   CLASS III SHARES
                                                              ----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------
                                                               1999         1998         1997         1996         1995
                                                              -------      -------      -------      -------      ------
Net asset value, beginning of period........................  $  9.81      $  9.78      $  9.77      $  9.56      $ 9.79
                                                              -------      -------      -------      -------      ------
Income from investment operations:
   Net investment income....................................     0.57         0.55         0.47         0.57        0.63
   Net realized and unrealized gain (loss)..................    (0.16)        0.03         0.06         0.20       (0.28)
                                                              -------      -------      -------      -------      ------
       Total from investment operations.....................     0.41         0.58         0.53         0.77        0.35
                                                              -------      -------      -------      -------      ------
Less distributions to shareholders:
   From net investment income...............................    (0.59)       (0.55)       (0.52)       (0.56)      (0.58)
                                                              -------      -------      -------      -------      ------
       Total distributions..................................    (0.59)       (0.55)       (0.52)       (0.56)      (0.58)
                                                              -------      -------      -------      -------      ------
Net asset value, end of period..............................  $  9.63      $  9.81      $  9.78      $  9.77      $ 9.56
                                                              =======      =======      =======      =======      ======
Total Return(1).............................................     4.29%        6.10%        5.62%        8.32%       3.78%
Ratios/Supplemental Data:
   Net assets, end of period (000's)........................  $53,387      $37,377      $40,937      $11,066      $8,193
   Net expenses to average daily net assets.................     0.20%        0.20%        0.20%        0.25%       0.25%
   Net investment income to average daily net assets........     5.50%        5.73%        5.88%        6.49%       5.02%
   Portfolio turnover rate..................................       76%          50%         287%         139%        335%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share amounts...  $  0.03      $  0.03      $  0.03      $  0.03      $ 0.02

(1) The total returns would have been lower had certain expenses not been waived during the periods shown.


GLOBAL HEDGED EQUITY FUND

                                                                                     CLASS III SHARES
                                                         ------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JULY 29, 1994
                                                                     YEAR ENDED FEBRUARY 28/29                  (COMMENCEMENT OF
                                                         -------------------------------------------------       OPERATIONS) TO
                                                          1999          1998          1997          1996        FEBRUARY 28, 1995
                                                         -------      --------      --------      --------      -----------------
Net asset value, beginning of period...................  $  8.72      $  10.69      $  10.64      $  10.12          $  10.00
                                                         -------      --------      --------      --------          --------
Income (loss) from investment operations:
  Net investment income(6).............................     0.17(4)       0.35          0.24          0.21              0.11
  Net realized and unrealized gain (loss)..............    (0.88)        (0.52)         0.01          0.55              0.08
                                                         -------      --------      --------      --------          --------
    Total from investment operations...................    (0.71)        (0.17)         0.25          0.76              0.19
                                                         -------      --------      --------      --------          --------
Less distributions to shareholders:
  From net investment income...........................    (0.21)        (0.35)        (0.20)        (0.24)            (0.07)
  In excess of net investment income...................    (0.21)           --            --            --                --
  From net realized gains..............................       --         (1.05)           --            --                --
  In excess of net realized gains......................       --         (0.40)           --            --                --
                                                         -------      --------      --------      --------          --------
    Total distributions................................    (0.42)        (1.80)        (0.20)        (0.24)            (0.07)
                                                         -------      --------      --------      --------          --------
Net asset value, end of period.........................  $  7.59      $   8.72      $  10.69      $  10.64          $  10.12
                                                         =======      ========      ========      ========          ========
Total Return(1)........................................    (8.13)%       (1.63)%        2.34%         7.54%             1.92%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....................  $50,671      $170,706      $296,702      $382,934          $214,638
  Net expenses to average daily net assets(5)..........     0.17%         0.58%         0.91%(2)      0.78%             0.92%(3)
  Net investment income to average daily net
    assets(6)..........................................     1.99%         2.93%         1.99%         2.44%             2.85%(3)
  Portfolio turnover rate..............................       21%          277%          463%          214%              194%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share
    amounts............................................  $  0.05      $   0.04      $   0.02      $  0.005          $  0.006



(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.


(2) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.


(3) Annualized.


(4) Computed using average shares outstanding throughout the period.


(5) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(6) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.



The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

INFLATION INDEXED BOND FUND


                                                                              CLASS III SHARES
                                                              -------------------------------------------------
                                                                                    PERIOD FROM MARCH 31, 1997
                                                                  YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                              FEBRUARY 28, 1999        TO FEBRUARY 28, 1998
                                                              ------------------   ----------------------------
Net asset value, beginning of period........................       $ 10.04                   $ 10.00
Income from investment operations:
  Net investment income.....................................          0.61                      0.42(4)
  Net realized and unrealized loss..........................         (0.18)                    (0.04)
                                                                   -------                   -------
        Total from investment operations....................          0.43                      0.38
                                                                   -------                   -------
Less distributions to shareholders:
  From net investment income................................         (0.59)                    (0.30)
  In excess of net investment income........................            --                     (0.02)
  From net realized gains...................................            --                        --(1)
  From tax return of capital................................            --                     (0.02)
                                                                   -------                   -------
        Total distributions.................................         (0.59)                    (0.34)
                                                                   -------                   -------
Net asset value, end of period..............................       $  9.88                   $ 10.04
                                                                   =======                   =======
Total Return(2).............................................          4.28%                     3.77%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $25,147                   $25,660
  Net expenses to average daily net assets..................          0.25%                     0.25%(3)
  Net investment income to average daily net assets.........          4.93%                     4.48%(3)
  Portfolio turnover rate...................................            94%                        9%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       $  0.04                   $  0.04


(1) The per share distribution in excess of net investment income was $0.002.

(2) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(3) Annualized.
(4) Computed using average shares outstanding throughout the period.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING COUNTRY DEBT SHARE FUND

                                                                    CLASS III SHARES
                                                              ----------------------------
                                                               PERIOD FROM JULY 20, 1998
                                                              (COMMENCEMENT OF OPERATIONS)
                                                               THROUGH FEBRUARY 28, 1999
                                                              ----------------------------
Net asset value, beginning of period........................            $ 10.00
                                                                        -------
Income from investment operations:
  Net investment income(1)..................................               0.03
  Net realized and unrealized loss..........................              (3.16)
                                                                        -------
        Total from investment operations....................              (3.13)
                                                                        -------
Less distributions to shareholders:
  From net investment income................................              (0.03)
                                                                        -------
        Total distributions.................................              (0.03)
                                                                        -------
Net asset value, end of period..............................            $  6.84
                                                                        =======
Total Return(2).............................................             (31.32)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $41,216
  Net expenses to average daily net assets(3)...............               0.00%(5)
  Net investment income to average daily net assets(1)......               0.64%(5)
  Portfolio turnover rate...................................                  0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....                 --(4)


(1) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.

(2) The total return would have been lower had certain expenses not been waived during the period shown.

(3) Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.

(4) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(5) Annualized.

ASSET ALLOCATION FUNDS

INTERNATIONAL EQUITY ALLOCATION FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                                                           PERIOD FROM
                                                                                                        OCTOBER 11, 1996
                                                                                                        (COMMENCEMENT OF
                                                                 YEAR ENDED           YEAR ENDED         OPERATIONS) TO
                                                              FEBRUARY 28, 1999    FEBRUARY 28, 1998    FEBRUARY 28, 1997
                                                              -----------------    -----------------    -----------------
Net asset value, beginning of period........................       $ 10.18              $ 10.41              $ 10.00
                                                                   -------              -------              -------
Income from investment operations:
  Net investment income(2)..................................          0.19(4)              0.33(4)              0.10
  Net realized and unrealized gain (loss)...................         (1.01)                0.31                 0.41
                                                                   -------              -------              -------
    Total from investment operations........................         (0.82)                0.64                 0.51
                                                                   -------              -------              -------
Less distributions to shareholders:
  From net investment income................................         (0.19)               (0.29)               (0.07)
  In excess of net investment income........................         (0.31)                  --(5)                --
  From net realized gains...................................         (0.58)               (0.58)               (0.03)
                                                                   -------              -------              -------
    Total distributions.....................................         (1.08)               (0.87)               (0.10)
                                                                   -------              -------              -------
Net asset value, end of period..............................       $  8.28              $ 10.18              $ 10.41
                                                                   =======              =======              =======
Total Return(1).............................................         (8.77)%               6.73%                5.11%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $90,161              $85,876              $30,459
  Net expenses to average daily net assets(6)...............          0.00%                0.00%                0.01%(3)
  Net investment income to average daily net assets(2)......          2.06%                3.13%                3.60%(3)
  Portfolio turnover rate...................................            36%                  16%                   0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       $  0.01              $  0.01              $  0.01


(1) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(2) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(3) Annualized.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.001.
(6) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

WORLD EQUITY ALLOCATION FUND


                                                                                     CLASS III SHARES
                                                                -----------------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                          OCTOBER 22, 1996
                                                                                                          (COMMENCEMENT OF
                                                                   YEAR ENDED           YEAR ENDED         OPERATIONS) TO
                                                                FEBRUARY 28, 1999    FEBRUARY 28, 1998    FEBRUARY 28, 1997
                                                                -----------------    -----------------    -----------------
Net asset value, beginning of period........................         $ 10.39              $ 10.52              $ 10.07
                                                                     -------              -------              -------
Income from investment operations:
  Net investment income(2)..................................            0.18(5)              0.29(5)              0.11
  Net realized and unrealized gain (loss)...................           (0.82)                1.03                 0.63
                                                                     -------              -------              -------
    Total from investment operations........................           (0.64)                1.32                 0.74
                                                                     -------              -------              -------
Less distributions to shareholders:
  From net investment income................................           (0.18)               (0.28)               (0.11)
  In excess of net investment income........................           (0.33)                  --(6)                --
  From net realized gains...................................           (0.72)               (0.17)               (0.18)
                                                                     -------              -------              -------
    Total distributions.....................................           (1.23)               (1.45)               (0.29)
                                                                     -------              -------              -------
Net asset value, end of period..............................         $  8.52              $ 10.39              $ 10.52
                                                                     =======              =======              =======
Total Return(1).............................................           (6.67)%              13.56%                7.51%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................         $29,582              $50,952              $36,746
  Net expenses to average daily net assets(7)...............            0.00%                0.00%                0.00%(3)
  Net investment income to average daily net assets(2)......            1.91%                2.65%                0.91%(3)
  Portfolio turnover rate...................................              17%                  49%                  31%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....         $  0.01              $  0.01              $  0.03



(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(3) Annualized.
(4) The earliest class of shares of this Fund, Class I Shares, commenced operations on June 28, 1996. For the period from June 28, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 8.23%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
(5) Computed using average shares outstanding throughout the period.
(6) The per share distribution in excess of net investment income was $0.0004.
(7) Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

GLOBAL (U.S.+) EQUITY ALLOCATION FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                                                           PERIOD FROM
                                                                                                        NOVEMBER 26, 1996
                                                                                                        (COMMENCEMENT OF
                                                                 YEAR ENDED           YEAR ENDED         OPERATIONS) TO
                                                              FEBRUARY 28, 1999    FEBRUARY 28, 1998    FEBRUARY 28, 1997
                                                              -----------------    -----------------    -----------------
Net asset value, beginning of period........................       $ 10.48              $ 10.30              $ 10.00
                                                                   -------              -------              -------
Income from investment operations:
  Net investment income(3)..................................          0.16(4)              0.26(4)              0.12
  Net realized and unrealized gain (loss)...................         (0.40)                1.83                 0.38
                                                                   -------              -------              -------
    Total from investment operations........................         (0.24)                2.09                 0.50
                                                                   -------              -------              -------
Less distributions to shareholders:
  From net investment income................................         (0.16)               (0.26)               (0.12)
  In excess of net investment income........................         (0.40)                  --(5)                --
  From net realized gains...................................         (0.83)               (1.65)               (0.08)
                                                                   -------              -------              -------
    Total distributions.....................................         (1.39)               (1.91)               (0.20)
                                                                   -------              -------              -------
Net asset value, end of period..............................       $  8.85              $ 10.48              $ 10.30
                                                                   =======              =======              =======
Total Return(1).............................................         (2.84)%              21.86%                5.09%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................       $32,474              $45,101              $30,787
  Net expenses to average daily net assets(6)...............          0.00%                0.00%                0.00%(2)
  Net investment income to average daily net assets(3)......          1.64%                2.39%                3.21%(2)
  Portfolio turnover rate...................................            34%                  32%                  10%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....       $  0.01              $  0.01              $  0.01



(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Annualized.
(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.0009.

(6) Net expenses exclude expenses incurred indirectly through investment in underlying funds.



The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BALANCED ALLOCATION FUND

                                                                         CLASS III SHARES
                                                              --------------------------------------
                                                                                      PERIOD FROM
                                                                                     JUNE 2, 1997
                                                                                   (COMMENCEMENT OF
                                                                 YEAR ENDED         OPERATIONS) TO
                                                              FEBRUARY 28, 1999    FEBRUARY 28, 1998
                                                              -----------------    -----------------
Net asset value, beginning of period........................      $  11.87             $  11.56
                                                                  --------             --------
Income from investment operations:
  Net investment income(2)..................................          0.31                 0.17(5)
  Net realized and unrealized gain (loss)...................         (0.54)                1.30
                                                                  --------             --------
    Total from investment operations........................         (0.23)                1.47
                                                                  --------             --------
Less distributions to shareholders:
  From net investment income................................         (0.28)               (0.33)
  In excess of net investment income........................         (0.29)                  --(6)
  From net realized gains...................................         (0.56)               (0.83)
                                                                  --------             --------
    Total distributions.....................................         (1.13)               (1.16)
                                                                  --------             --------
Net asset value, end of period..............................      $  10.51             $  11.87
                                                                  ========             ========
Total Return(1).............................................         (2.27)%              13.31%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................      $127,600             $115,280
  Net expenses to average daily net assets(7)...............          0.00%                0.00%(3)
  Net investment income to average daily net assets(2)......          2.50%                1.91%(3)
  Portfolio turnover rate...................................            10%                  18%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....      $   0.01             $   0.01


(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(2) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(3) Annualized.
(4) The earliest class of shares of this Fund, Class I Shares, commenced operations on July 29, 1996. For the period from July 29, 1996 to February 28, 1997, Class I Shares of this Fund had a Total Return equal to 15.85%. For the period from March 1, 1997 to August 31, 1997, Class I Shares of this Fund had a Total Return equal to 8.86%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
(5) Computed using average shares outstanding throughout the period.
(6) The per share distribution in excess of net investment income was $0.001.
(7) Net expenses exclude expenses incurred indirectly through investment in underlying Funds.

U.S. SECTOR FUND

                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               1999         1998         1997         1996         1995
                                                              -------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  8.53     $  13.03     $  13.63     $  11.06     $  11.26
                                                              -------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(4)..................................     0.10(2)      0.29(2)      0.26         0.29         0.28
  Net realized and unrealized gain..........................     0.27         2.61         2.20         3.90         0.49
                                                              -------     --------     --------     --------     --------
    Total from investment operations........................     0.37         2.90         2.46         4.19         0.77
                                                              -------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................    (0.10)       (0.40)       (0.22)       (0.29)       (0.27)
  In excess of net investment income........................    (0.15)       (0.01)       --           --           --
  From net realized gains...................................    (3.75)       (6.99)       (2.84)       (1.33)       (0.70)
  In excess of net realized gains...........................    (0.27)          --           --           --           --
                                                              -------     --------     --------     --------     --------
    Total distributions.....................................    (4.27)       (7.40)       (3.06)       (1.62)       (0.97)
                                                              -------     --------     --------     --------     --------
Net asset value, end of period..............................  $  4.63     $   8.53     $  13.03     $  13.63     $  11.06
                                                              =======     ========     ========     ========     ========
Total Return(1).............................................     3.13%       29.61%       20.88%       38.90%        7.56%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................  $16,830     $ 70,823     $226,711     $211,319     $207,291
  Net expenses to average daily net assets(3)...............     0.00%        0.27%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets(4)......     1.51%        2.53%        1.99%        2.27%        2.61%
  Portfolio turnover rate...................................       16%         150%         104%          84%         101%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted
    of the following per share amounts......................  $  0.04     $   0.04     $   0.02     $   0.01     $   0.01

(1) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(2) Computed using average shares outstanding throughout the period.

(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.

(4) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, of the Trust which had investment operations during the reporting periods and is currently being offered. Information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996.

NOTE TO FINANCIAL HIGHLIGHTS TABLES: Investors in Class II Shares should be aware that, except as otherwise noted, the above financial highlight tables reflect performance based on Class III expense ratios. In the future, investors in Class II Shares will experience slightly lower total returns than investors in Class III Shares of the same Fund as a result of higher overall expense ratios for Class II Shares. Similarly, investors in Class IV Shares will experience slightly higher returns than investors in Class III Shares of the same Fund as a result of lower overall expense ratios for Class IV Shares.


The Manager's discussion of the performance of each Fund in fiscal 1999, as well as a comparison of each Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager, is included in each Fund's Annual Report for the fiscal year ended February 28, 1999. Copies of such Annual Reports are available upon request without charge.

                                   GMO TRUST


                             ADDITIONAL INFORMATION


     Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information dated June 30, 1999, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement, which contains more detailed information about each Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.


     Information about each Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                         PURCHASE AND SALE INFORMATION


     Information regarding the purchase and sale of Fund shares is contained in a separate document, the GMO Trust Shareholder's Manual. The Manual accompanies this Prospectus, has been filed with the SEC and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.


                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                    information from and direct inquiries to
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1999























This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 1999, as amended from time to time, and should be read in conjunction therewith. Information from the Prospectus (including the GMO Trust Shareholder's Manual dated June 30, 1999) is incorporated by reference into this Statement of Additional Information. The Prospectus and Shareholder's Manual may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS




                                                                                                                    Page
                                                                                                                    ----
INVESTMENT OBJECTIVES AND POLICIES..........................................................................           3

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS..................................................................           3

INVESTMENT RESTRICTIONS.....................................................................................          30

MANAGEMENT OF THE TRUST.....................................................................................          33

INVESTMENT ADVISORY AND OTHER SERVICES......................................................................          36

PORTFOLIO TRANSACTIONS......................................................................................          44

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............................................................          46

VOTING RIGHTS...............................................................................................          48

SHAREHOLDER AND TRUSTEE LIABILITY...........................................................................          49

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES........................................................          49

DISTRIBUTIONS...............................................................................................          69

TAXES.......................................................................................................          69

PERFORMANCE INFORMATION.....................................................................................          73

INVESTMENT GUIDELINES.......................................................................................          77

   U. S. EQUITY FUNDS.......................................................................................          77
   INTERNATIONAL EQUITY FUNDS...............................................................................         100
   FIXED INCOME FUNDS.......................................................................................         133
   ASSET ALLOCATION FUNDS...................................................................................         160

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS.................................................................         165

FINANCIAL STATEMENTS........................................................................................         167

SPECIMEN PRICE-MAKE-UP SHEETS...............................................................................         168

                       INVESTMENT OBJECTIVES AND POLICIES

         The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS


         The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Investment Guidelines" in this Statement of Additional Information for determination of which practices a particular Fund may engage in. Investors in Asset Allocation Funds should be aware that the Asset Allocation Funds will indirectly participate in the practices engaged in by the underlying Funds in which the Asset Allocation Funds invest, and will therefore be indirectly subject to all risks associated with those practices.


PORTFOLIO TURNOVER


Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.



In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Taxes" in the Prospectus and "Distributions" and "Taxation" in this Statement of Additional Information.


DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS


It is a fundamental policy of each of the U.S. Core Fund, the Tobacco-Free Core Fund, the Small Cap Value Fund, the Fundamental Value Fund, the International Core Fund, the International Small Companies Fund, the International Equity Allocation Fund, the World Equity Allocation Fund, the Global (U.S.+) Equity Allocation Fund, and the Global Balanced Allocation Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.



All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.


INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.



Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The recent return of Hong Kong to China will continue to affect the region.



Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.



In the latter half of 1997, the region began experiencing increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.



While the foregoing risks are applicable to any Fund investing in Asia, they will be particularly acute for the Asia Fund and the Japan Fund, which invest primarily in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Evolving Countries Fund, Foreign Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Core Fund, Currency Hedged International Core Fund, Global Properties

Fund, Emerging Country Debt Fund and U.S. Bond/Global Alpha A Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING


All of the Funds (except for the Asset Allocation Funds) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Core and Currency Hedged International Core Funds, each of which may make loans of portfolio securities amounting to not more than 25% of their respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.


DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. As noted above, many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. Each Fund (except for the Short-Term Income Fund and the Asset Allocation Funds) may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, U.S. Government Securities or other high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or high grade debt obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.



A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.


A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash or U.S. Government Securities generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Each of the Funds (except the Short-Term Income Fund) may purchase futures contracts on various securities indexes ("Index Futures"). For example, each of the U.S. Equity

Funds may purchase Index Futures on the S&P 500 ("S&P 500 Index Futures") and on such other domestic stock indexes as the Manager may deem appropriate. The Japan Fund may purchase Index Futures on the Nikkei 225 Stock Average and on the Tokyo Stock Price Index ("TOPIX") (together with the Nikkei 225 futures contracts, "Japanese Index Futures"). The International Core Fund, Currency Hedged International Core Fund, Evolving Countries Fund, Foreign Fund, International Small Companies Fund, Asia Fund and Emerging Markets Fund, among others, may each purchase Index Futures on foreign stock indexes, including those which may trade outside the United States. The Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund and Inflation Indexed Bond Fund, among others, may each purchase Index Futures on domestic and (except for the Domestic Bond Fund) foreign fixed income securities indexes, including those which may trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.


An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.


A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds (other than the Short-Term Income Fund) may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.


RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. Likewise, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not segregate assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.


HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

When any Fund purchases futures contracts for investment, it will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).


SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund segregates an amount of cash, U.S. Government Securities and other high-quality debt obligations whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

Limitations on the Use of Options and Futures Portfolio Strategies. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Funds will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of a Fund's net assets.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, a Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not


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normally enter into a contract for differences to increase the volatility (beta)
of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swap contracts as described above, does not exceed 10% of a Fund's net assets.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, each Fund will maintain cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to segregate assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with nonsegregated futures contracts. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service or Standard & Poor's Corporation at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.


The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S. government securities or other liquid obligations having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. Likewise, when a Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund must maintain at all times while that position is held, cash, U.S. government securities or other liquid obligations in a segregated account with its custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.


The use of unsegregated futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts for risk management by a Fund permitted to engage in any or all of such practices is limited to no more than 10% of a Fund's total net assets when aggregated with such Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of unsegregated futures contracts and related options and to the amount of a Fund's net payment obligation that is not segregated against in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.

FOREIGN CURRENCY TRANSACTIONS


Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the "euro" (a common currency unit for the European Union) which occurred in January 1999. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.


Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

These Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.


Each of these Funds may also enter into foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of a Fund's net assets. The U.S. Bond/Global Alpha A Fund, U.S. Bond/Global Alpha B Fund, International Bond Fund, the Currency Hedged International Bond Fund, the Global Bond Fund and the Emerging Country Debt Fund, among others, may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options, Futures and Options on Futures -- Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.


Except to the extent that the Funds may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, it will maintain cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.

A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that the Funds may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will maintain an amount of cash, U.S. Government securities or other high grade debt obligations in a segregated account with its custodian equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk,


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
although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity, although, under normal circumstances, a Fixed Income Fund (other than the Short-Term Income Fund) will only invest in a security if, at the time of such investment, at least 65% of its total assets will be comprised of bonds, as defined in the Prospectus. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

TEMPORARY HIGH QUALITY CASH ITEMS


Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of a segregated account. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but is not subject to the quality, duration and other requirements of money market funds.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies


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
or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political inability of a Fund to enforce its rights against the foreign government issuer.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest

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rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

A Fund's investment in indexed securities may also create taxable income in excess of the cash such investments generate. See "Taxes" in the Prospectus.

FIRM COMMITMENTS

A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. Each such Fund will maintain in a segregated account with its custodian cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the Fund's obligations under firm commitment agreements.

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


A Fund which makes such investments will establish segregated accounts with its custodian in which the Fund will maintain cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may purchase (or in the case of the Asset Allocation Funds, gain exposure through investment in underlying Funds) "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% (or, in the case of the Foreign Fund only, 10%) of net assets would be invested in such illiquid securities. Each Fund currently intends to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. The SEC staff has stated informally that it is of the view that over-the-counter options and securities serving as cover for over-the-counter options are illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.

In addition, the SEC staff considers equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% (or, in the case of the Foreign Fund only, 10%) of the Fund's net assets.


                             INVESTMENT RESTRICTIONS


Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund establishes a segregated account with its custodian in which it maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund establishes a segregated account with its custodian in which it maintains liquid assets, such as cash, U.S. Government securities or other appropriate assets equal in value to its obligations in respect of these transactions; notwithstanding the foregoing, the Japan Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes, and which borrowings will be repaid before any additional investments are purchased.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets in the case of each Fund (except the International Core and Currency Hedged International Core Funds), and with respect to not more than 25% of total assets in the case of each of the International Core and Currency Hedged International Core Funds.

(7) Invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry (except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks, and the REIT and Global Properties Funds may invest more than 25% of their assets in real estate-related securities).

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by maintaining certain "segregated accounts." Similarly, so long as such segregated accounts are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by non-fundamental policy (5) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by non-fundamental policy (5) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

(12) With respect to the Japan Fund only, (i) own greater than 10% of the outstanding voting securities of any single issuer; or (ii) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure permitted borrowings (for purposes of this restriction, collateral arrangements with respect to the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets).


Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:





(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.



(2) Make investments for the purpose of gaining control of a company's management.



(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)



(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).


Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund (including all policies, restrictions and limitations set forth in the "Investment Guidelines") may be changed by the Trust's Trustees without the approval of shareholders.



                             MANAGEMENT OF THE TRUST

         Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust") shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); they may remove from their number with or without cause; they may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank, retain a transfer agent or a shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         HARVEY R. MARGOLIS (D.O.B. 12/12/42). Trustee of the Trust. Mathematics Professor, Boston College.

         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         KINGSLEY DURANT (D.O.B. 1/19/32). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Assistant Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (D.O.B. 1/21/49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         ANN SPRUILL (D.O.B. 8/30/54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         FORREST BERKLEY (D.O.B. 4/25/54). Vice President of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 -
         1997).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August
         1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Except as set forth below, as of June 1, 1999, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.



                                                       AGGREGATE
                FUND                      CLASS    OWNERSHIP INTEREST
                ----                      -----    ------------------
             REIT Fund                     III            5.42%

             Global Properties             III           86.13%
             Fund

             Short-Term Income             III            6.30%
             Fund

             Global Hedged                 III            5.66 %
             Equity Fund

             Evolving Countries Fund       III            3.58%

             Asia Fund                     III            4.01%

             Small Cap Value Fund          III            1.10%

             Small Cap Growth Fund         III            1.72%

             U.S. Bond/Global Alpha A      III            1.47%

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Eyk Van Otterloo is an officer of the Trust as well as the beneficial holder of 69.60% of the outstanding shares of the Global Properties Fund. Mr. Van Otterloo shares responsibility for the day-to-day management of the Global Properties Fund.


         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                  POSITION                             FROM THE TRUST
                ---------------                  -------------------------
              Harvey R. Margolis, Trustee                 $70,000

              Jay O. Light, Trustee                       $70,000

         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai, Brokaw, Eston and Berkley, and Mses. Harbert and Spruill, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2000 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes; and, in the case of the Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Emerging Country Debt Fund, Global Hedged Equity Fund and

Global Properties Fund, also excluding custodial fees; and, in the case of the Asset Allocation Funds, U.S. Sector Fund, Global Hedged Equity Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust), would otherwise exceed a specified percentage of that Fund's daily net assets.


         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:


                                              Gross             Reduction         Net
                                              -----             ---------         ---

U.S. CORE FUND

Year ended 2/28/99                            $18,661,431       $ 7,700,727       $10,960,704
Year ended 2/28/98                            $17,753,329       $ 7,220,779       $10,532,550
Year ended 2/28/97                            $16,712,773       $ 5,742,268       $10,970,505

TOBACCO-FREE CORE FUND

Year ended 2/28/99                            $   666,206       $   330,580       $   335,626
Year ended 2/28/98                            $   394,815       $   218,695       $   176,120
Year ended 2/28/97                            $   291,746       $   183,825       $   107,921

VALUE FUND

Year ended 2/28/99                            $ 1,839,261       $   778,954       $ 1,060,307
Year ended 2/28/98                            $ 2,742,196       $ 1,134,088       $ 1,608,108
Year ended 2/28/97                            $ 2,462,093       $   871,498       $ 1,590,595

FUNDAMENTAL VALUE FUND

Year ended 2/28/99                            $   742,814       $   207,233       $   535,581
Year ended 2/28/98                            $ 1,425,989       $   381,705       $ 1,044,284
Year ended 2/28/97                            $ 1,627,950       $   347,372       $ 1,280,578

GROWTH FUND

Year ended 2/28/99                            $   857,030       $   396,124       $   460,906
Year ended 2/28/98                            $ 1,008,998       $   463,468       $   545,530
Year ended 2/28/97                            $ 1,637,804       $   561,765       $ 1,076,039

SMALL CAP VALUE FUND

Year ended 2/28/99                            $ 2,529,395       $ 1,060,654       $ 1,468,741
Year ended 2/28/98                            $ 3,650,580       $ 1,603,440       $ 2,047,140
Year ended 2/28/97                            $ 1,948,526       $   761,954       $ 1,186,572

SMALL CAP GROWTH FUND

Year ended 2/28/99                            $ 1,527,491       $   699,892       $   827,599
Year ended 2/28/98                            $ 1,537,995       $   725,457       $   812,538
Commencement of
  Operations
(12/31/96) - 2/28/97                          $   124,256       $   105,410       $    18,846

REIT FUND

Year ended 2/28/99                            $ 1,748,325       $   614,047       $ 1,134,278
Year ended 2/28/98                            $ 2,765,300       $   961,297       $ 1,804,003
Commencement of
  Operations
(5/31/96) - 2/28/97                           $   666,973       $   286,384       $   380,589

INTERNATIONAL CORE FUND

Year ended 2/28/99                            $25,130,562       $ 9,237,518       $15,893,044
Year ended 2/28/98                            $30,572,502       $12,093,211       $18,479,291
Year ended 2/28/97                            $33,112,051       $11,195,222       $21,916,829

CURRENCY HEDGED INTERNATIONAL CORE FUND

Year ended 2/28/99                            $ 2,606,569       $ 1,442,434       $ 1,164,135
Year ended 2/28/98                            $ 4,457,931       $ 2,255,760       $ 2,202,171
Year ended 2/28/97                            $ 3,841,815       $ 2,218,152       $ 1,623,663

FOREIGN FUND

Year ended 2/28/99                       $ 8,363,703       $ 2,741,305       $ 5,622,398
Year ended 2/28/98                       $ 7,035,104       $ 2,369,507       $ 4,665,597
Commencement of
  Operations
(6/28/96) - 2/28/97                      $ 3,034,381       $ 1,267,971       $ 1,766,410

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/99                       $ 2,608,681       $ 1,686,651       $   922,030
Year ended 2/28/98                       $ 2,912,080       $ 2,004,718       $   907,362
Year ended 2/28/97                       $ 2,889,159       $ 1,833,495       $ 1,055,664

JAPAN FUND

Year ended 2/28/99                       $ 1,071,652       $   558,538       $   513,114
Year ended 2/28/98                       $ 1,540,113       $   803,953       $   736,160
Year ended 2/28/97                       $ 1,566,406       $   742,507       $   823,899

EMERGING MARKETS FUND

Year ended 2/28/99                       $11,112,844       $ 2,342,168       $ 8,770,676
Year ended 2/28/98                       $17,396,168       $ 3,619,369       $13,776,799
Year ended 2/28/97                       $12,541,622       $ 2,222,584       $10,319,038

EVOLVING COUNTRIES FUND

Year ended 2/28/99                       $   343,836       $   145,463       $   198,373
Commencement of
  Operations
(8/29/97) - 2/28/98                      $    94,952       $    77,826       $    17,126

ASIA FUND

Year ended 2/28/99                       $   740,141       $   221,148       $   518,993
Commencement of Operations               $     3,209       $     3,209       $         0
(2/18/98) - 2/28/98

GLOBAL PROPERTIES FUND

Year ended 2/28/99                       $    67,365       $    67,365       $         0
Year ended 2/28/98                       $    74,657       $    74,657       $         0
Commencement of
  Operations
(12/20/96) - 2/28/97                     $    13,266       $    13,266       $         0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/99                            $  892,689       $  837,881       $   54,808
Year ended 2/28/98                            $1,509,937       $  850,401       $  659,536
Year ended 2/28/97                            $2,168,233       $  531,673       $1,636,560

DOMESTIC BOND FUND

Year ended 2/28/99                            $  678,052       $  516,760       $  161,292
Year ended 2/28/98                            $1,311,252       $  932,631       $  378,621
Year ended 2/28/97                            $1,112,368       $  744,230       $  368,138

U.S. BOND/GLOBAL ALPHA A FUND

Year ended 2/28/99                            $  932,468       $  588,202       $  344,266
Commencement of
  Operations
(4/30/97) - 2/28/98                           $  571,318       $  361,139       $  210,179

U.S. BOND/GLOBAL ALPHA B FUND

Year ended 2/28/99                            $  711,308       $  568,011       $  143,297
Commencement of
  Operations
(7/29/97) - 2/28/98                           $  865,631       $  609,605       $  256,026

INTERNATIONAL BOND FUND

Year ended 2/28/99                            $1,061,185       $  642,536       $  418,649
Year ended 2/28/98                            $1,090,298       $  692,754       $  397,544
Year ended 2/28/97                            $  849,645       $  493,567       $  356,078

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/99                            $1,920,646       $1,273,399       $  647,247
Year ended 2/28/98                            $1,895,291       $1,316,764       $  578,527
Year ended 2/28/97                            $1,782,864       $1,149,683       $  633,181

GLOBAL BOND FUND

Year ended 2/28/99                            $  486,743       $  392,034       $   94,709
Year ended 2/28/98                            $  297,447       $  297,447       $        0
Year ended 2/28/97                            $  220,921       $  220,921       $        0

EMERGING COUNTRY DEBT FUND

Year ended 2/28/99                          $3,666,332        1,314,674       $2,351,658
Year ended 2/28/98                          $2,823,080       $1,087,585       $1,735,495
Year ended 2/28/97                          $3,190,658       $  986,384       $2,204,274

SHORT-TERM INCOME FUND

Year ended 2/28/99                          $   82,642       $   82,642       $        0
Year ended 2/28/98                          $  117,159       $  117,159       $        0
Year ended 2/28/97                          $   69,134       $   69,134       $        0

INFLATION INDEXED BOND FUND

Year ended 2/28/99                          $   75,976       $   75,976       $        0
Commencement of
  Operations
(3/31/97) - 2/28/98                         $   36,237       $   36,237       $        0

EMERGING COUNTRY DEBT SHARE FUND

Commencement of
  Operations
(7/20/98) - 2/28/99                         $        0       $        0       $        0


INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/99                          $        0       $        0       $        0
Year ended 2/28/98                          $        0       $        0       $        0
Commencement of
  Operations
(10/11/96) - 2/28/97                        $        0       $        0       $        0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/99                          $        0       $        0       $        0
Year ended 2/28/98                          $        0       $        0       $        0
Commencement of
  Operations
(6/28/96) - 2/28/97                         $        0       $        0       $        0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/99                          $        0       $        0       $        0
Year ended 2/28/98                          $        0       $        0       $        0
Commencement of
  Operations
(11/26/96) - 2/28/97                        $        0       $        0       $        0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/99                          $        0       $        0       $        0
Year ended 2/28/98                          $        0       $        0       $        0
Commencement of
  Operations
(7/29/96) - 2/28/97                         $        0       $        0       $        0

U.S. SECTOR FUND

Year ended 2/28/99                          $  118,652       $  118,652       $        0
Year ended 2/28/98                          $  853,670       $  635,351       $  218,319
Year ended 2/28/97                          $1,138,768       $  434,930       $  703,838

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.


         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund paid GMO the amounts set forth in the table that follows:

                                                May 30, 1996        March 1, 1997       March 1, 1998
                                                   through             through             through
                                              February 28, 1997   February 28, 1998   February 28, 1999
                                              ---------------------------------------------------------
U.S. Core Fund                                   $3,597,900          $5,028,001          $4,754,395
Tobacco-Free Core Fund                               67,968             118,083             199,862
Value Fund                                          406,469             586,036             394,127
Fundamental Value Fund                              244,167             284,344             148,563
Growth Fund                                         347,907             302,285             257,109
Small Cap Value Fund                                482,716           1,093,550             758,820
Small Cap Growth Fund                                37,277             459,765             458,247
REIT Fund                                           133,395             552,026             349,665
International Core Fund                           4,894,560           6,088,152           4,603,105
Currency Hedged International Core Fund             595,691             864,408             404,263
Foreign Fund                                        614,288           1,421,888           1,602,553
International Small Companies Fund                  259,782             349,448             313,042
Japan Fund                                          261,357             308,029             214,330
Emerging Markets Fund                             1,491,636           2,579,392           1,466,558
Evolving Countries Fund                                  --              17,804              64,403
Asia Fund                                                --                  --             111,021
Global Properties Fund                                2,653              14,931              13,472
Global Hedged Equity Fund                           357,586             217,705              27,988
Domestic Bond Fund                                  549,733             790,254             406,832
U.S. Bond/Global Alpha A Fund                            --             213,529             349,675
U.S. Bond/Global Alpha B Fund                            --             323,124             266,738
International Bond Fund                             244,354             407,680             397,948
Currency Hedged International Bond Fund             444,574             568,775             576,196
Global Bond Fund                                     74,374             133,633             208,607
Emerging Country Debt Fund                          722,035             836,348             914,886
Short-Term Income Fund                               36,264              70,313              49,567
Inflation Indexed Bond Fund                              --              21,641              45,586
Emerging Country Debt Share Fund                         --                  --                   0
International Equity Allocation Fund                  1,962              13,569                   0
World Equity Allocation Fund                          6,619              11,172                   0
Global (U.S.+) Equity Allocation Fund                     0               1,099                   0
Global Balanced Allocation Fund                       4,623              36,399                   0
U.S. Sector Fund                                    266,594             150,583                  90


         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.


         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.


         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:



                                               1997             1998             1999
---------------------------------------------------------------------------------------
U.S. Core Fund                             $4,664,903       $2,561,392       $3,313,708
Tobacco-Free Core Fund                        103,341           50,119           98,094
Fundamental Value Fund                        295,379          441,597          205,843
Value Fund                                    813,100          666,871          461,481
Growth Fund                                   531,486          170,370          121,146
Small Cap Value Fund                          879,092          903,916          848,094
Small Cap Growth Fund                          36,918          880,229          886,921
REIT Fund                                      86,888          911,700          581,181
International Core Fund                     9,469,695        7,059,863        5,725,781
Currency Hedged International
     Core Fund                                  7,523           27,976          750,836
Foreign Fund                                  492,537        1,294,686        1,399,711
International Small Companies
     Fund                                      98,496          413,290          101,284
Japan Fund                                     84,857          289,271          201,850
Emerging Markets Fund                       5,114,325        7,790,713        6,397,437
Evolving Countries Fund                            --          153,610          410,530
Asia Fund                                          --          154,375          758,563
Global Properties Fund                          3,456           19,731            6,987
Global Hedged Equity Fund                     594,924          244,119           76,040
Domestic Bond Fund                             73,491           43,754           43,364
U.S. Bond/Global Alpha A Fund                      --           20,476           26,967
U.S. Bond/Global Alpha B Fund                      --           48,310           38,933
International Bond Fund                         5,760           40,399           38,185
Currency Hedged International
     Bond Fund                                  7,523           27,976           40,930
Global Bond Fund                                9,644            4,123           19,098
Emerging Country Debt Fund                     70,471           34,908           57,860
Short-Term Income Fund                             --               --              702
Inflation Indexed Bond Fund                        --               --               --
Emerging Country Debt Share Fund                   --               --               --
International Equity Allocation Fund               --               --               --
World Equity Allocation Fund                       --               --               --
Global (U.S.+) Equity Allocation
     Fund                                          --               --               --
Global Balanced Allocation Fund                    --               --               --
U.S. Sector Fund                              356,778          278,180               74

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Global Properties Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; International Core Plus Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Tax-Managed U.S. Equities Fund; Tax-Managed International Equities Fund; Tax-Managed U.S. Small Cap Fund; and Intrinsic Value Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


On June 1, 1999 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:



FUND                                                 SHAREHOLDERS
----                                                 ------------
Value Fund                                           Leland Stanford Junior University

Tobacco-Free Core Fund                               Dewitt Wallace - Readers' Digest Fund, Inc.

U.S. Sector Fund                                     Regenstrief Foundation, Inc.


Growth Fund                                          Surnda Foundation, Inc.; The Northern Trust Company, Trustee of The
                                                     Aerospace Corporation Employees Retirement Plan Trust

Fundamental Value Fund                               Leland Stanford Junior University II; Berea College

U.S. Bond/Global Alpha B Fund                        Bost & Co. FBO Bell Atlantic -- Fixed Income

Currency Hedged International Bond Fund              Bost & Co. FBO Bell Atlantic -- Fixed Income; Trustees of Columbia
                                                     University in the City of New York-Global

Global Hedged Equity Fund                            Partners Healthcare System Pooled Investment Accounts

Global Bond Fund                                     Fresno County Employees' Retirement Association

International Bond Fund                              Saturn & Co. A/C 4600712 c/o Investors Bank & Trust Company TR - FBO The
                                                     John Hancock Mutual Life Insurance Company Pension Plan

Short-Term Income Fund                               Bankers Trust Company as Trustee, GTE Service Corp. Pension Trust

Global Properties Fund                               Eyk Van Otterloo

World Equity Allocation Fund                         Mars & Co.; Longwood College Foundation, Inc.

Evolving Countries Fund                              Duke University Long-Term (Endowment) Pool -- Emerging

Japan Fund                                           Yale University

Asia Fund                                            Bankers Trust Company as Trustee, GTE Service Corp. Pension Trust

Emerging Country Debt Share Fund                     Sprint Corporate Master Trust



         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of June 1, 1999:

         Name                                      Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Wheeler & Co.                                      Attn:  Mr. James T. Robinson               28.46
FBO The Hyams Foundation, Inc.                     101 Federal Street
Hutchins Wheeler & Dittmar                         Boston, MA  02110
--------------------------------------------------------------------------------------------------------------------
Huntington Trust Co.                               Attn:  Michele McCallister                 14.59
FBO The Jewish Community Federation of Cleveland   P.O. Box 1558
Employees Ret Plan & Trust                         Columbus, OH  43260
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
First Union National Bank TTEE FBO                 Attn:  Mutual Funds                        9.03
Gibbs Wire and Steel A/C #9546000156               1525 W. Wt. Harris Blvd. CMG
                                                   Charlotte, NC 28288-1151
--------------------------------------------------------------------------------------------------------------------
Bost & Co. A/C BHEF1402002                         Mutual Fund Operations                     8.69
Brockton Hospital                                  P.O. Box 3198
                                                   Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------------------------------------------
Saturn & Co.                                       c/o Investors Bank & Trust                 6.93
FBO Providence Washington Ins.                     P.O. Box 9130 FPG90
                                                   Boston, MA 02119-9130
--------------------------------------------------------------------------------------------------------------------
Addison Illinois Police Pension Fund               131 W. Lake Street                         5.12
                                                   Addison, IL 60101
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Core Fund as of June 1, 1999:

         Name                                     Address                                  % Ownership
--------------------------------------------------------------------------------------------------------------------
MAC & Co. AC 540-449                              P.O. Box 3198                            6.49
KNIF5404492                                       Mutual Funds Operations
                                                  Pittsburgh, PA 152303198
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June 1, 1999:

         Name                                      Address                                     % Ownership
--------------------------------------------------------------------------------------------------------------------
NRECA Investments Division                         Attn:  Peter Morris                         27.22
                                                   4301 Wilson Blvd.
                                                   RSI8-305
                                                   Arlington, VA 22203-1860
--------------------------------------------------------------------------------------------------------------------
Employee Retirement Plan of                        5918 Stoneridge Mall Road                   15.68
Safeway Inc.                                       Pleasanton, CA  94588-3229
--------------------------------------------------------------------------------------------------------------------
World Bank                                         Staff Ret Plan Dept.                        10.00
                                                   Room A-12073
                                                   1818 H Street NW
                                                   Washington, DC 20433
--------------------------------------------------------------------------------------------------------------------
Corning Retirement Master Trust                    Attn:  Lindsay W. Brown                      9.10
                                                   Director Investment Services
                                                   Corning Incorporated
                                                   One Riverfront Plaza IIQ-E2-34
                                                   Corning, NY 14831-0001
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Univ. Of Rochester                                 276 Administration Bldg.                     8.57
                                                   River Campus
                                                   Rochester, NY 14627
--------------------------------------------------------------------------------------------------------------------
Boston & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations               8.32
FBO the Hewlett Foundation                         P.O. Box 3198
                                                   Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------------------------------------------
Duke University Long Term                          2200 West Main Street                        6.43
Endowment PO                                       Suite 1000
                                                   Attn: Portfolio Accounting
                                                   Durham, NC 27705
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June 1, 1999:

         Name                                    Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                        27.28
  Fund, Inc.                                     Two Park Avenue
                                                 23rd Floor
                                                 New York, NY  10016
--------------------------------------------------------------------------------------------------------------------
Lila Wallace-Reader's Digest Fund, Inc.          Attn:  Rob D. Nagel                        24.84
                                                 Two Park Avenue
                                                 23rd Floor
                                                 New York, NY  10016
--------------------------------------------------------------------------------------------------------------------
The Flinn Foundation                             Attn:  F. Lee Jacquette                    21.66
                                                 3300 N. Central Avenue #2300
                                                 Phoenix, AZ 85012
--------------------------------------------------------------------------------------------------------------------
Trustee of Columbia University in                Columbia University                        8.37
the City of New York--Global                     475 Riverside Drive, Suite 401
                                                 New York, NY  10115
--------------------------------------------------------------------------------------------------------------------
New York Academy of Medicine                     2 East 103 Street                          5.17
                                                 New York, NY  10029
--------------------------------------------------------------------------------------------------------------------
Optima Health, Inc. Master Custody               Attn:  James Travers                       5.11
                                                 The Chase Manhattan Bank NA
                                                 770 Broadway
                                                 New York, NY  10003
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June 1, 1999:

         Name                                    Address                                       % Ownership
--------------------------------------------------------------------------------------------------------------------
Leland Stanford Junior                           Stanford Management Company                   47.53
  University II                                  2770 Sand Hill Road
                                                 Menlo Park, CA  94025
--------------------------------------------------------------------------------------------------------------------
Leland Stanford Junior                           Stanford Management Company                   9.45
  University I                                   2770 Sand Hill Road
                                                 Menlo Park, CA  94025
--------------------------------------------------------------------------------------------------------------------
University of Connecticut Foundation I           Attn:  Fredrica Phillips                      5.74
                                                 P.O. Box 552
                                                 Storrs, CT  06268
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Fundamental Value Fund as of June 1, 1999:

         Name                                    Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Leland Stanford Junior                           Stanford Management Company                41.99
  University II                                  2770 Sand Hill Road
                                                 Menlo Park, CA  94025
--------------------------------------------------------------------------------------------------------------------
Berea College                                    Attn:  Perry Poynter                       39.60
                                                 Associate Controller
                                                 Box 2306, CPO2306
                                                 Berea, KY  40404
--------------------------------------------------------------------------------------------------------------------
Princeton University TR                          Attn:  John D. Sweeney                     18.62
                                                 P.O. Box 35
                                                 Princeton, NJ  08544
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June 1, 1999:

         Name                                    Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Surdna Foundation, Inc.                          Attn:  Mark De Venoge                      45.02
                                                 330 Madison Avenue
                                                 30th Floor
                                                 New York, NY 10017-5001
--------------------------------------------------------------------------------------------------------------------
The Northern Trust Company,                      Attn:  Mutual Funds                        35.39
  Trustee of the Aerospace                       P.O. Box 92956
  Corporation Employees                          Chicago, IL  60675
  Retirement Plan Trust
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June 1, 1999:

         Name                                    Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations             11.12
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------------------------------------------
SDI Investments LLC                              Attn:  Judy Bible                          8.45
                                                 201 W. Liberty Street
                                                 Suite 300
                                                 Reno, NV  89501-1808
--------------------------------------------------------------------------------------------------------------------
Princeton University TR                          Attn:  John Sweeney                        7.58
                                                 P.O. Box 35
                                                 Princeton, NJ  08544
--------------------------------------------------------------------------------------------------------------------
Berea College                                    Attn:  Parry Poynter, Associate            5.18
                                                 Controller
                                                 Box 2306
                                                 CPO 2306
                                                 Berea, KY  40404
--------------------------------------------------------------------------------------------------------------------

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Bost & Co. A/C WFHF6202002                       Attn: Mutual Funds Operations              20.86
FBO The Hewlett Foundation                       P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------------------------------------------
Princeton University TR                          Attn:  John Sweeney                        15.56
                                                 P.O. Box 35
                                                 Princeton, NJ  08544
--------------------------------------------------------------------------------------------------------------------
The Duke Endowment--US AA                        Attn: Ms. Karen Rogers                     8.84
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3500
                                                 Charlotte, NC 28202-4012
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the REIT Fund as of June 1, 1999:

         Name                                    Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Princeton University TR                          Attn:  John Sweeney                        11.86
                                                 P.O. Box 35
                                                 Princeton, NJ  08544
--------------------------------------------------------------------------------------------------------------------
Bost & Co. A/C WFHF6202002                       Attn:  Mutual Funds Operations             10.27
  FBO The Hewlett Foundation                     P.O. Box 3198
                                                 Pittsburgh, PA  15230
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Schering Plough Retirement Trust Global AA       Attn:  Gary Karlin                         7.74
                                                 One Giralda Farms
                                                 Madison, NJ  07940
--------------------------------------------------------------------------------------------------------------------
Trustees of Columbia University in the City of   Columbia University                        6.88
New York-Global                                  475 Riverside Drive
                                                 Suite 401
                                                 New York, NY  10115
--------------------------------------------------------------------------------------------------------------------
Conrad N. Hilton Foundation                      100 West Liberty Street                    5.41
                                                 Suite 840
                                                 Reno, NV  89501
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Core Fund as of June 1, 1999:

         Name                                    Address                                    % Ownership
--------------------------------------------------------------------------------------------------------------------
Bost & Co. A/CNYXF1783862                        Attn:  Mutual Funds Operations             27.54
FBO Bell Atlantic-Intl Equities                  P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------------------------------------------
RJR Nabisco Inc. Defined Benefit                 Attn:  Mr. Edward G. Robertiello           22.28
Master Trust - Intl/RJR                          VP - Pension & Benefit Investments
                                                 1301 Avenue of the Americas
                                                 33rd Floor
                                                 New York, NY 10019-6013
--------------------------------------------------------------------------------------------------------------------
RJR Nabisco Inc. Defined Benefit                 Attn:  Mr. Edward G. Robertiello           14.85
Master Trust - Intl/Nabisco                      VP - Pension & Benefit Investments
                                                 1301 Avenue of the Americas
                                                 33rd Floor
                                                 New York, NY 10019-6013
--------------------------------------------------------------------------------------------------------------------
The Duke Endowment--Intl AA                      Attn: Ms. Karen Rogers                     11.49
                                                 Controller
                                                 100 North Tryon Street
                                                 Suite 3500
                                                 Charlotte, NC 28202-4012
--------------------------------------------------------------------------------------------------------------------
The Northern Trust TR                            P.O. Box 92956                             6.89
Mars Benefit Trust                               Chicago, IL  60675
--------------------------------------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Core Fund as of June 1, 1999:


   Name                              Address                                % Ownership
-----------------------------------------------------------------------------------------
Sisters of the Holy Cross, Inc       c/o Sister Kathleen Moroney CSC            71.41
                                     Secretary and Treasurer
                                     Saint Mary's Lourdes Hall
                                     Notre Dame, IN  46556
-----------------------------------------------------------------------------------------
Bost. & Co A/C WERF1968002           Attn:  Mutual Funds Operations             15.39
                                     P.O. Box 3198
                                     Pittsburgh, PA  15230-3198
-----------------------------------------------------------------------------------------
Saturn & Co.                         c/o Investors Bank & Trust                 6.97
FBO Providence Washington Ins.       P.O. Box 9130 FPG 90
                                     Boston, MA  02117-9130
-----------------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Core Fund as of June 1, 1999:

         Name                                        Address                           % Ownership
---------------------------------------------------------------------------------------------------
The Edna McConnell Clark                         Attn:  Laura Kielczewski                   25.02
  Foundation                                     Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY  10177-0026
---------------------------------------------------------------------------------------------------
Berklee College of Music AA                      Attn:  Lois Goldstein                      10.99
International Endowment                          1140 Boylston Street
                                                 Boston, MA  02215
---------------------------------------------------------------------------------------------------
The Edna McConnel Clark Foundation Inc.          Attn:  Mr. Ralph Stefano                   10.35
                                                 Director of Finance
                                                 250 Park Avenue
                                                 New York, NY  10177-0026
---------------------------------------------------------------------------------------------------
GMO Global Balanced Allocation Fund              Attn:  Rick Okerman                        7.42
                                                 c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA  02110
---------------------------------------------------------------------------------------------------
Trustees of Trinity College                      Treasurer's Office                         7.15
                                                 300 Summit Street
                                                 Hartford, CT  06106
---------------------------------------------------------------------------------------------------
Vassar College                                   Attn:  Jay A. Yoder                        6.50
                                                 Investment Analyst
                                                 P.O. Box 2
                                                 Poughkeepsie, NY  12601
---------------------------------------------------------------------------------------------------
Phillips Exeter Academy                          Attn:  Joseph E. Fellows                   5.15
                                                 20 Main Street
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Exeter, NH  03833-2460
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Currency Hedged International Core Fund as of June 1, 1999:

         Name                                        Address                                % Ownership
         ----                                        -------                                -----------
Bost & Co. A/CNYXF1783862                          Attn:  Mutual Funds Operations           50.83
FBO Bell Atlantic-Intl Equities                    P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

Trustees of Columbia University in the             Columbia University                      43.29
City of New York--Global                           475 Riverside Drive, Suite 401
                                                   New York, NY  10115

Princeton University TR                            Attn:  John Sweeney                      5.88
                                                   P.O. Box 35
                                                   Princeton, NJ  08544


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 1, 1999:

         Name                                        Address                                % Ownership
         ----                                        -------                                -----------
Strafe & Co. for the Account of                   Attn:  Carl E. Sealander                   31.68
Owensbo Mercy Health System for                   P.O. Box 0160
Grantham Mayo Account 3402815000                  Westerville, OH  43086-0160

American Committee for the                       Attn:  Mr. Henry Pavony                    25.94
Weizmann Institute of Science Inc.               51 Madison Ave.
                                                 New York, NY  10010

Northern Trust Custodian                         Attn:  Special Assets CB1S                 15.88
FBO Phoenix Childrens Hospital                   P.O. Box 92956
A/C 26 00849                                     Chicago, IL  60675-2956

Wentworth Institute of Technology                Attn:  David Gilmore                       14.49
                                                 550 Huntington Ave.
                                                 Boston, MA  02115


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 1, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
President and Fellows of Harvard College         c/o Harvard Management Company             14.89

                                                 600 Atlantic Avenue
                                                 Boston, MA  02210

Trustees of the University of Pennsylvania       Attn:  Jon Scheinman                       10.50
                                                 Office of Investments
                                                 3451 Walnut St.
                                                 714 Franklin Building
                                                 Philadelphia, PA  19104-6205

Hershey Trust Company                            P.O. Box 445                               8.75
Trustee for Milton Hershey School                100 Mansion Road East
                                                 Hershey, PA  17033

University of Minnesota Foundation               Attn:  Douglas J Gorence                   8.06
                                                 Chief Investment Officer
                                                 1300 S. 2nd St. Suite 200
                                                 Minneapolis, MN  55454-1029

Metropolitan Museum of Art                       Attn:  William Magazine                    7.76
                                                 1000 Fifth Ave.
                                                 New York, NY  10028-0198

Swarthmore College -- Foreign                    500 College Ave.                           6.25
                                                 Swarthmore, VA  19081-1397

Colonial Williamsburg Endowment                  Attn:  Ms. Katherine Whitehead             5.18
International                                    P.O. Box 1776
                                                 Williamsburg, VA  23187


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Princeton University TR                          Attn:  John D. Sweeney                     34.18
                                                 P.O. Box 35
                                                 Princeton, NJ  08544

The Rector and Visitors of the                   Office of the Treasurer                    33.20
University of Virginia                           P.O. Box 9012
                                                 Attn: Mr. Rob Walker Freer
                                                 Charlottesville, VA  22906

Dewitt Wallace-Reader's Digest                   Attn:  Rob D. Nagel                        12.41
Fund-Intl, Inc.                                  Two Park Avenue 23rd Floor
                                                 New York, NY  10016

Lila Wallace-Reader's Digest                     Attn:  Rob D. Nagel                        11.23
Fund-Intl, Inc.                                  Two Park Avenue 23rd Floor
                                                 New York, NY  10016

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 1, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Yale University                                  Attn:  Theodore D. Seides                  20.95
                                                 230 Prospect Street
                                                 New Haven, CT  06511

Bankers Trust Company TR                         Attn:  Marshall Jones                      10.21
  GTE Service Corp Pension Trust                 GTE Investment Management
                                                 One Stamford Forum
                                                 Stamford, CT  06902

Boston Safe Deposit & Trust Co. TR               One Cabot Road                             6.11
The Kodak Retirement Income Plan                 Medford, MA  02165

Bost & Co. A/CNYXF1783862                        Attn:  Mutual Funds Operations             5.67
FBO Bell Atlantic-Intl Equities                  P.O. Box 3198
                                                 Pittsburgh, PA  15230-3198


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Japan Fund as of June 1, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Yale University                                  Attn:  Theodore D. Seides                  41.92
                                                 230 Prospect Street
                                                 New Haven, CT  06511

BASF Corporation Pension Master Trust            Attn:  Christopher P. Krauss               9.13
                                                 3000 Continental Drive North
                                                 Mount Olive, NJ  07828-1234

State Street Bank as Trustee for the             Attn:  Laura Mears                         6.74
Electronic Data Systems Corporation              State Street Bank & Trust Co.
                                                 P.O. Box 1992
                                                 Boston, MA  02105-1992

MAC & Co. A/CKREF0756022                         Attn:  Mutual Fund OPS                     6.00
Kresge Foundation                                P.O. Box 3198
                                                 Pittsburgh, PA  15230-3198

ROHM & HAAS Company Pension Plan                 100 Independence Mall West                 5.74
                                                 Philadelphia, PA  19106-2399

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 1, 1999:

         Name                                        Address                              % Ownership
         ----                                        -------                              -----------
Washington State Investment Board                Attn:  Kris Logan                          13.97
                                                 Investment Accounting Controller
                                                 P.O. Box 40916
                                                 2424 Heritage Court SW
                                                 Olympia, WA  98504

State Street Bank as Trustee for the             Attn:  Laura Mears                         5.70
Electronic Data Systems Corporation State        P.O. Box 1992
Street Bank & Trust Co.                          Boston, MA  02105-1992

Bankers Trust Company Master Custody             Attn:  Barbara Gleason Asst. VP            5.41
FBO Mayo Foundation Pension Plan                 34 Exchange Place 4th Floor
                                                 Mail Stop 3046
                                                 Jersey City, NJ  07302


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 1, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Princeton University TR                            Attn:  John D. Sweeney                   49.65
                                                   P.O. Box 35
                                                   Princeton, NJ  08544

Leland Stanford Junior University II-AA            Stanford Management Company              15.04
                                                   2770 Sand Hill Road
                                                   Menlo Park, CA  94025

Bost & Co. A/CNYXF1783862                          Attn:  Mutual Funds Operations           11.07
FBO Bell Atlantic-Intl Equities                    P.O. Box 3198
                                                   Pittsburgh, PA  15230-3198

Trustees of Columbia University in the City of     Columbia University                      8.70
New York-Global                                    475 Riverside Drive Suite 401
                                                   New York, NY  10115

The Rector and Visitors of the University of       Attn:  Mr. Rob Walker Freer              8.39
Virginia                                           Office of the Treasurer
                                                   P.O. Box 9012
                                                   Charlottesville, VA  22906

    The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Evolving Countries Fund as of June 1, 1999:

   Name                                          Address                                  % Ownership
   ----                                          -------                                  -----------


Duke University Long-Term                        c/o Duke Management Company               28.06
(Endowment) Pool--Emerging                       2200 W. Main St.
                                                 Suite 1000
                                                 Durham, NC 27705

GMO International Equity                         c/o GMO                                    21.90
Allocation Fund                                  Attn: Rick Okerman
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

GMO Global Balanced                              c/o GMO                                    10.37
Allocation Fund                                  Attn: Rick Okerman
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

Brown Brothers Harriman & Co.                    Attn: Global Settlement                    7.07
Cust. FBO GMO Global Hedged                      Harold Robinson
Equity Fund                                      40 Water St.
                                                 Boston, MA 02109

First Union National Bank                        c/o First Union National Bank              6.05
FBO Alexander & Margaret Stewart Trust           A/C 7013243085
                                                 1525 West WT Harris Blvd
                                                 NC 1151
                                                 Charlotte, NC  28262-1151

Employees' Retirement Plan of Duke               c/o Duke Management Company                5.90
University - Emerging                            2200 W. Main Street, Suite 1000
                                                 Durham, NC  27705


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of June 1, 1999:

   Name                                          Address                                       % Ownership
   ----                                          -------                                       -----------
Bankers Trust Company TR                         Attn:  Marshall Jones                         29.26
GTE Service Corp. Pension Trust                  GTE Investment Management
                                                 One Stanford Forum
                                                 Stamford, CT 06902

Princeton University TR                          Attn:  John D. Sweeney                        26.09
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

The Trustees of Columbia University in the       Columbia University                           14.25
City of New York - Dedicated Asia                475 Riverside Drive, Suite 401
                                                 New York, NY 10115

Leland Stanford Junior                           Stanford Management Company                   10.96
University II-AA                                 2770 Sand Hill Road
                                                 Menlo Park, CA 94025

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Properties Fund as of June 1, 1999:

   Name                                          Address                                       % Ownership
   ----                                          -------                                       -----------
Eyk Van Otterloo                                 32 Foster Street                              69.60
                                                 Marblehead, MA 01945

Cormorant Fund                                   c/o Jeremy Grantham                            5.56
                                                 40 Rowes Wharf
                                                 Boston, MA 02210

Investors Bank & Trust Company                   c/o Grantham Mayo Van Otterloo & Co.          5.29
Cust. FBO ####-##-#### SEP IRA                   Attn:  Human Resources
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

BEHE                                             c/o Bank LEU AG                               5.00
                                                 Attn:  Mr. Thomas Frei
                                                 P.O. Box 5274
                                                 CH 8022
                                                 Zurich, Switzerland


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June 1, 1999:

         Name                                        Address                                % Ownership
         ----                                        -------                                -----------
Partners Healthcare System Pooled                Partners Healthcare System Inc.            43.43
Investment Accounts                              101 Merrimac Street 4th Floor
                                                 Boston, MA  02114

The Edna McConnell Clark Foundation              Attn:  Laura Kielczewski                   10.57
                                                 Asst Financial Officer
                                                 250 Park Avenue
                                                 New York, NY  10177-0026

Phillips Exeter Academy                          Attn:  Joseph E. Fellows                   7.16
                                                 20 Main Street
                                                 Exeter, NH  038332-2460

Conrad N. Hilton Foundation                      100 West Liberty Street Suite 840          5.79
                                                 Reno, NV  89501

Cormorant Fund                                   c/o GMO                                    5.63
                                                 40 Rowes Wharf
                                                 Boston, MA  02110

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 1, 1999:

         Name                                        Address                                % Ownership
         ----                                        -------                                -----------
Trust for Millipore Corporation                    Attn:  Ms. Evon Beland                   19.58
Invested Employee Plans -- DBF                     80 Ashby Road M/S E4H
                                                   Bedford, MA  01730

The Edna McConnell Clark                           Attn:  Laura Kielczewski                 11.84
Foundation                                         Asst. Financial Officer
                                                   250 Park Avenue
                                                   New York, NY  10177

Phillips Exeter Academy                            Attn:  Joseph E. Fellows                 9.17
                                                   20 Main Street
                                                   Exeter, NH  03833

GMO Global Balanced Allocation Fund                Attn:  Rick Okerman                      9.04
                                                   c/o GMO
                                                   40 Rowes Wharf
                                                   Boston, MA  02110

Schering Plough Retirement Trust                   Attn:  Gary Karlin                       7.43
  Global -- AA                                     One Giralda Farms
                                                   Madison, NJ  07940

Emerson Hospital Endowment                         RT 2 Ornac                               5.11
                                                   Concord, MA  07142

Trinity Church in the City of Boston-General       Attn:  Sarah W. Wilcox Parish            5.08
Trust Fund                                         Administrator
                                                   Copley Square
                                                   Boston, MA  02116


   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha A Fund as of June 1, 1999:

   Name                                                Address                                        % Ownership
   ----                                                -------                                        -----------
Phillips Exeter Academy                                Attn: Joseph E. Fellows                         24.04
                                                       20 Main Street
                                                       Exeter,  NH 03833-2460

GMO Global Balanced Allocation Fund                    Attn:  Rick Okerman                             22.11
                                                       c/o GMO
                                                       40 Rowes Wharf
                                                       Boston,  MA 02110

The Edna McConnell Clark Foundation                    Attn: Laura Kielczewski                         9.52
                                                       Asst.  Financial Officer
                                                       250 Park Avenue
                                                       New York,  NY 10177-0026

World Wildlife Fund                                    Attn.  Mr. David Rada                           7.89
                                                       Financial Officer
                                                       1250 24th Street  NW, Suite 500
                                                       Washington,  DC 20037-1175

Schering Plough Retirement Trust                       Attn:  Gary Karlin                              7.87
Global AA                                              One Giralda Farms
                                                       Madison,  NJ 07940


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Bond/Global Alpha B Fund as of June 1, 1999:

   Name                                                   Address                                     % Ownership
   ----                                                   -------                                     -----------
Bost & Co A/CNYXF1783842                                  Attn:  Mutual Funds Operations               47.58
FBO Bell Atlantic-Fixed Income                            P. O. Box 3198
                                                          Pittsburgh,  PA 15230-3198

Bankers Trust Company Master Custody                      Attn: Barbara Gleason Asst VP                23.90
FBO Mayo Foundation                                       Mail 304
General Fund AA Fixed                                     634 Exchange Place, 4th Floor
                                                          Jersey City,  NJ 07293

Bankers Trust Company Master Custody                      Attn:  Barbara Gleason Asst. VP              23.83
FBO Mayo Foundation                                       34 Exchange Place,  4th Floor
Pension Fund AA Fixed                                     Mail Stp 30

   The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 1, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                        30.93
C/O Investors Bank & Trust                       Boston, MA 02117-9130
Company TR FBO
The John Hancock Mutual Life Insurance
Company Pension Plan

Princeton University TR                          Attn:  John D. Sweeney                     17.73
                                                 P.O. Box 35
                                                 Princeton, NJ 08544

Woods Hole Oceanographic                         Attn:  Paul Clemente                       6.63
   Institution                                   CFO & Assoc. Director of Finance
                                                    & Administration
                                                 Mail Stop 39
                                                 Woods Hole, MA  02543

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June 1, 1999:

         Name                                        Address                                % Ownership
         ----                                        -------                                -----------
Bost & Co A/CNYXF 1783842                        Attn:  Mutual Funds Operations             62.10
FBO Bell Atlantic-Fixed Income                   P.O. Box 3198
                                                 Pittsburgh, PA 15230-3198

Bankers Trust Company TR                         Attn:  Marshall Jones                      21.90
GTE Service Corp Pension Trust                   GTE Investment Management
                                                 One Stanford Forum
                                                 Stamford, CT 06902


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 1, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
Fresno County Employees'                         Attn:  Gary W. Peterson                    25.44
Retirement Association                           P.O. Box 1247
                                                 2281 Tulare Street
                                                 Fresno, CA 93715

The University of North Carolina at Chapel       Investment Office                          20.04
Hill Foundation Investment Fund, Inc.,           1512 E Franklin Street, Suite 106
Global Fixed Income Account                      Chapel Hill, NC 27599-1000

Tufts Associated Health Maintenance              353 Wyman Street                           20.00
Organization, Inc.                               Waltham, MA 02454

Marine Midland Bank as Agent for The John R.     Attn:  Mutual Funds                        5.64
Oishei Foundation                                P.O. Box 1329
                                                 Buffalo, NY 14240

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 1, 1999:

         Name                                        Address                               % Ownership
         ----                                        -------                               -----------
San Francisco County & Retirement System           Attn:  Richard Piket                     35.50
                                                   1155 Market Street, 2nd Floor
                                                   San Francisco, CA  94103

State of Connecticut Retirement Plans and          Attn:  Chief Investment Officer          19.55
Trust Funds                                        Office of the Treasurer

                                                   55 Elm Street
                                                   Hartford, CT  06106

Bost & Co. A/C NYXF 1783852                        Attn:  Mutual Funds Operations           14.75
FBO Bell Atlantic Dedicated ECDF                   P.O. Box 3198
                                                   Pittsburgh, PA 15230-3198

Bankers Trust Company TR                           Attn:  Marshall Jones                    13.55
GTE Service Corp. Pension Trust                    GTE Investment Management
                                                   One Stanford Forum
                                                   Stamford, CT 06902


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 1, 1999:

         Name                                    Address                                   % Ownership
Chase Manhattan Bank, TTEE for General Motors    4 Chase Metrotech Center                   27.16
Employees Global Group Pension Trust             18th Floor
                                                 Brooklyn, NY 11245

GMO Emerging Country Debt Share Fund             Attn:  Rick Okerman                        13.86
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

Retirement Plan of Mobil Oil Corporation         Attn:  Donald Hellyer                      9.53
                                                 3225 Gallows Road
                                                 Fairfax, VA 22037

Saturn & Co. A/C 4600712                         P.O. Box 9130 FPG90                        6.83
C/O Investors Bank & Trust Company Trust FBO     Boston, MA 02117-9130
The John Hancock Mutual Life Insurance
Company Pension Plan


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of Jun 1, 1999:

         Name                                    Address                                    % Ownership
         ----                                    -------                                    -----------
Bankers Trust Company TR                         Attn:  Marshall Jones                      76.06
GTE Service Corp. Pension Trust                  GTE Investment Management
                                                 One Stanford Forum
                                                 Stamford, CT 06902

Gezamelyk Mollenfonds                            c/o GMO                                    5.65
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
Schering Plough Retirement Trust                 Attn:  Gary Karlin                         12.87
Global AA                                        One Giralda Farms
                                                 Madison, NJ 07940

GMO Global Balanced Allocation Fund              Attn:  Rick Okerman                        10.98
                                                 c/o GMO
                                                 40 Rowes Wharf
                                                 Boston, MA 02110

Conrad N. Hilton Foundation                      100 West Liberty Street                    9.84
                                                 Suite 840
                                                 Reno, NV 89501

The Edna McConnell Clark Foundation              Attn:  Laura Kielczewski                   9.24
                                                 Asst. Financial Officer
                                                 250 Park Avenue
                                                 New York, NY 10177-0026

Phillips Exeter Academy                          Attn: Joseph E. Fellows                    8.87
                                                 20 Main St.
                                                 Exeter, NH 03833-2460

The Jeremy and Hannelore Grantham Charitable     c/o GMO                                    8.59
Trust                                            40 Rowes Wharf
                                                 Boston, MA 02110


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of June 1, 1999:

   Name                                          Address                                      % Ownership
Sprint Corporate Master Trust                    Attn:  William N. Searcy Jr.                  100.00
                                                 2320 Shawnee Mission Pkwy
                                                 Westwood, KS 66205


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
   ----                                          -------                                    -----------
MD Co. FBO Memorial Drive Trust                  Attn:  Kelly Corwin                        17.22
C/O MDT Advisors, Inc.                           125 Cambridge Park Dr.
                                                 Cambridge, MA 02140-2314

   Name                                          Address                                    % Ownership
   ----                                          -------                                    -----------
Wenner-Gren Foundation                           Attn:  Maugha Kenny                        14.15
                                                 220 Fifth Avenue
                                                 New York, NY 10001-7780

Regenstrief Foundation, Inc. Global Equity Fund  1001 West Tenth Street                     12.06
                                                 Indianapolis, IN 46202

Francis W. Hatch & S Parker Gilbert & Robert     Attn:  Ms. Lois B. Wetzel                  9.21
M. Pennoyer TR                                   Sullivan & Cromwell
Trust U/ART 11 F FBO John H. C. Merck            125 Broad Street
                                                 New York, NY 10004-2498

Francis W. Hatch & S Parker Gilbert & Robert     Attn:  Lois B. Wetzel                      9.21
M. Pennoyer TR                                   Sullivan & Cromwell
Trust U/I 12/11/39 FBO John H. C. Merck          125 Broad Street
                                                 New York, NY 10004-2498

The Raymond and Gertrude R. Saltzman             Suite 105 East Cooper River Plaza          5.85
Foundation                                       2400 McClellan Avenue
                                                 Pennsauken, NJ 08109

Lawrence Memorial Association                    Attn:  Peter Semenza                       5.74
                                                 170 Governors Avenue
                                                 Medford, MA 02155


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
   ----                                          -------                                    -----------
Mars & Co.                                       C/O Invetsors Bank & Trust                 66.40
                                                 P.O. Box 9130 FPG 90
                                                 Boston, MA 02117

Logwood College Foundation, Inc.                 Attn:  L. Darlene Selz                     33.54
                                                 201 High Street
                                                 Farmville, VA 23909-1895


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
   ----                                          -------                                    -----------

Yale University TR Scripps League Newspapers     Attn:  Linda Rockhill                       13.02
Education & Research Fund                        State Street Global Advisors
                                                 One International Place, 28th Floor
                                                 Boston, MA 02110

Yale University TR                               Attn:  Linda Rockhill                         11.90
U/A Trustee of Thurston & Sharon                 State Street Global Advisors
Twigg-Smith Unitrust #2                          One International Place, 28th Floor

                                                 Boston, MA 02110

Helen Benedict Foundation, Inc.                  Attn:  Jim Nikolai                            11.89
                                                 330 Madison Avenue, 30th Floor
                                                 New York, NY 10017-5001

Yale University TR                               Attn:  Linda Rockhill                         8.67
Laila & Thurston Twigg Smith Unitrust            State Street Global Advisors
                                                 One International Place, 28th Floor
                                                 Boston, MA 02110

Yale University TR                               Attn:  Linda Rockhill                         6.13
U/A Charles W. Palmer 5%                         State Street Global Advisors
                                                 One International Place, 28th Floor
                                                 Boston, MA 02110

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
   ----                                          -------                                    -----------
Presbyterian Homes & Family Services, Inc.       150 Linden Avenue                          17.05
                                                 Lynchburg, VA 24503

Escuela Agricola Panamericana, Inc.              Attn:  J. Hughes                           16.37
                                                 24 Federal Street, Suite 400
                                                 Boston, MA 02110

Appalachian Mountain Club                        Attn:  Mr. Henry Isaacson                  15.39
                                                 5 Joy Street
                                                 Boston, MA 02108

Japan International Christian University         Attn:  Dorothy Kinney                      9.49
Foundation                                       475 Riverside Drive
                                                 Suite 439
                                                 New York, NY 10115

New Cycle Foundation                             C/O Eleanor Rosenthal                      8.40
                                                 Peregrine Financial Corporation
                                                 84 State Street, Suite 900
                                                 Boston, MA 02109

American Society of Hematology Unrestricted      Attn:  Martha Liggett                      8.39
Account                                          Executive Director
                                                 1200 19th Street NW
                                                 Suite 300
                                                 Washington, DC 20036-000

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June 1, 1999:

   Name                                          Address                                    % Ownership
   ----                                          -------                                    -----------


Regenstrief Foundation, Inc.                        1001 West Tenth St.                     88.43
  Global Equity Fund                                Indianapolis, IN  46202

The Herb Society of America, Inc.                   Attn:  David Pauer                      10.87
                                                    Executive Director
                                                    9019 Kirtland Chardon Road
                                                    Kirtland, OH 44094



                                  DISTRIBUTIONS

         The Shareholder's Manual describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.


                                      TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The backup withholding rules do not apply to tax exempt entities so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert short-term capital gains or losses into long-term capital gains or losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation in which (i) 75% or more of the income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purposes means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 28, 1999 and for the period from the commencement of the Funds' operations until February 28, 1999:


FUND                                        INCEPTION       1 YEAR        3 YEARS          5 YEARS     10 YEARS         SINCE
                                              DATE           (%)             (%)              (%)           (%)        INCEPTION (%)
-----------------------------------------   ----------   -----------     ----------      ----------    ----------       ----------
U.S. Core                                    9/18/85        14.86           24.26           23.43          19.13           18.79

Tobacco-Free Core                           10/31/91        16.12           25.30           23.95           N/A            20.49

Value                                       11/13/90         2.10           17.69           18.73           N/A            18.56

Fundamental Value                           10/31/91         2.15           16.98           17.51           N/A            17.66

Growth                                      12/30/88        22.72           26.79           25.49          20.21           20.42

Small Cap Value                             12/31/91       (15.59)          10.59           12.44           N/A            15.28

Small Cap Growth                            12/31/96        (9.12)           N/A             N/A            N/A             9.64

REIT                                         5/31/96       (24.04)           N/A             N/A            N/A             4.06

International Core                           3/31/87         (1.27)         5.59            5.22            8.86            9.62

Currency Hedged International Core           6/30/95        (2.43)          10.32            N/A            N/A            13.01

Foreign                                      8/31/84         0.48           9.24            8.58           10.41           17.44

International Small Companies               10/14/91        (6.58)          1.92            1.28            N/A             6.88

Japan                                        6/8/90         (3.50)         (10.41)         (6.96)           N/A            (2.46)

Emerging Markets                             12/9/93       (32.34)         (10.95)         (8.59)           N/A            (4.77)

Evolving Countries                           8/29/97       (32.97)           N/A             N/A            N/A           (30.75)

Asia                                         2/18/98       (26.23)           N/A             N/A            N/A           (22.52)

Global Properties                           12/20/96       (16.63)           N/A             N/A            N/A            (6.03)

Global Hedged Equity                         7/29/94        (9.76)         (3.15)            N/A            N/A            (0.09)

Domestic Bond                                8/18/94         5.03           6.87             N/A            N/A             7.99

U.S. Bond/Global Alpha A                     4/30/97         0.29            N/A             N/A            N/A             6.65

U.S. Bond/Global Alpha B                     7/29/97         3.27            N/A             N/A            N/A             4.71

International Bond                          12/22/93         2.33           6.98            10.19           N/A             9.72

Currency Hedged International Bond           9/30/94         3.04           14.01            N/A            N/A            15.86

Global Bond                                 12/28/95         2.54           8.18             N/A            N/A             7.35

Emerging Country Debt                        4/19/94       (33.44)          12.36            N/A            N/A            15.93

Short-Term Income                            4/18/90         4.29           5.34            5.61            N/A             6.05

Inflation Indexed Bond                       3/31/97         4.07            N/A             N/A            N/A             4.11

Emerging Country Debt Share                  7/20/98         N/A             N/A             N/A            N/A           (31.32)


International Equity Allocation             10/11/96        (9.60)           N/A             N/A            N/A             0.59

World Equity Allocation                      6/28/96        (7.43)           N/A             N/A            N/A             4.50

Global (U.S.+) Equity Allocation            11/26/96        (3.44)           N/A             N/A            N/A             9.89

Global Balanced Allocation                   7/29/96        (2.72)           N/A             N/A            N/A            11.26

U.S. Sector                                 12/31/92         2.67           17.20           19.18           N/A            18.60


         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

                              INVESTMENT GUIDELINES

U. S. EQUITY FUNDS

GMO U.S. CORE FUND


PERMITTED INVESTMENTS

EQUITY SECURITIES:                        -    At least 65% of the Fund's total assets will be invested in or exposed
   Domestic Common Stocks                      to(2) domestic common stocks.

   Convertible Securities                 -    Substantially all of the Fund's total assets will be invested in or exposed
   Securities of Foreign Issuers               to equity securities of at least 125 companies chosen from among the
      (traded on U.S. Exchanges)               Wilshire 5000 Index.

                                          -    The Fund's total assets will primarily be invested in or exposed to the
                                               "Large Cap 1200".

OTHER EQUITY SECURITIES:(1)
   Depository Receipts
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       Securities Indexes
   REITs
   Exchange-traded and OTC options on
       Securities and Indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences


      The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.

     CASH AND MONEY MARKET               -    The Fund will not normally have
     INSTRUMENTS Any short-term               greater than 5% of its net assets
     assets will be invested in               exposed to cash and money market
     cash or High Quality Money               instruments. This limitation does
     Market Instruments including             not include cash and money market
     securities issued by the U.S.            instruments in margin or other
     government and agencies                  segregated accounts held against
     thereof, bankers' acceptances,           exposure achieved through
     commercial paper, bank                   derivative instruments ("equitized
     certificates of deposit and              cash").
     repurchase agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN        -    Except for short-term credits
                                               necessary for clearance of
                                               transactions.

   SHORT SALES OF SECURITIES             -     Except when such sales are
                                               "against-the-box".

   BORROWING MONEY                       -     Except that the Fund may borrow
                                               up to 20% of its net assets from
                                               banks temporarily for the payment
                                               of redemptions or settlement of
                                               securities transactions, but not
                                               as a leveraged investment
                                               strategy.

------------

(1) Investment in these instruments may be limited by restrictions described below.

(2) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   UNDERWRITING SECURITIES               -     Except to the extent that the
                                               Fund is deemed an underwriter for
                                               securities law purposes in
                                               connection with disposition of
                                               portfolio investments.

   MAKING LOANS                          -     Except by way of purchasing of
                                               debt obligations, repurchase
                                               agreements and securities
                                               lending. Fund may loan securities
                                               valued at up to 33 1/3% of its
                                               total assets.

   PLEDGING, HYPOTHECATING OR            -     Except that collateral
   MORTGAGING FUND ASSETS                      arrangements with respect to swap
                                               agreements, the writing of
                                               options, stock index, interest
                                               rate, currency or other futures,
                                               options on futures contracts and
                                               collateral arrangements with
                                               respect to initial and variation
                                               margin are not deemed to be a
                                               pledge or other encumbrance of
                                               assets. The deposit of securities
                                               or cash or cash equivalents in
                                               escrow in connection with the
                                               writing of covered call or put
                                               options, respectively is also not
                                               deemed to be a pledge or
                                               encumbrance.


   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES                 -     No more than 5% of the Fund's
                                               net assets will be invested in
                                               time premiums on options on
                                               particular securities (as opposed
                                               to options on indexes).

                                         -     Put and call options written by
                                               a Fund must be covered.


   ILLIQUID SECURITIES                   -     No more than 15% of the Fund's
                                               net assets will be invested in
                                               illiquid securities. This
                                               includes restricted securities
                                               (except that some 144A securities
                                               may be considered liquid by GMO
                                               if there is sufficient market
                                               depth), repurchase agreements
                                               maturing in greater than 7 days,
                                               swap contracts, and other
                                               securities determined by GMO not
                                               to be readily marketable at their
                                               carried value.


   INVESTMENT IN INSURANCE COMPANIES     -     The Fund will not purchase more
                                               than 10% of the total outstanding
                                               voting stock of any insurance
                                               company (including foreign
                                               insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY    -     Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND          purchase more than 5% of any
   INVESTMENT ADVISERS                         class of stock of a broker,
                                               dealer, underwriter or investment
                                               adviser.

                                         -     Debt: The Fund may not purchase
                                               more than 10% of any such
                                               company's total outstanding debt
                                               in the aggregate.

                                         -     Investment Limits: No more than
                                               5% of the Fund's total assets
                                               will be invested in the
                                               securities of a single broker,
                                               dealer, underwriter or investment
                                               adviser. The net payment
                                               obligation of swap contracts
                                               where one of these types of
                                               companies is the counterparty
                                               also counts for purposes of this
                                               restriction.

                                         -     This policy does not apply to
                                               companies that derived less than
                                               15% of revenues from
                                               "securities-related businesses"
                                               during the most recent fiscal
                                               year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                       -     Except for U.S. government
                                               securities, cash, and money
                                               market instruments, the Fund will
                                               not invest more than 5% of its
                                               assets in the
                                               securities of a single issue.

                                         -     The Fund will not purchase more
                                               than 10% of the outstanding
                                               securities of any issuer.

                                         -     The Fund will be invested in the
                                               securities of at least 125
                                               issuers.

   CONCENTRATION                         -     No more than 25% of the Fund's
                                               assets will be invested in
                                               securities of issuers in any one
                                               industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                  -     Futures contracts and related
                                               options on securities indexes.

                                         -     Long equity swap contracts:
                                               where the Fund pays a fixed rate
                                               plus the negative performance, if
                                               any, and receives the positive
                                               performance, if any, of an index
                                               or basket of securities.

                                         -     Short equity swap contracts:
                                               where the Fund receives a fixed
                                               rate plus the negative
                                               performance, if any, and pays the
                                               positive performance of an index
                                               or basket of securities.

                                         -     Contracts for differences:
                                               equity swaps that contain both a
                                               long and short equity component.

   USES OF DERIVATIVES


   HEDGING                               -     Traditional Hedging: Short
                                               equity futures, related options
                                               and short equity swap contracts
                                               used to hedge against an equity
                                               risk already generally present in
                                               the Fund.(3)

                                         -     Anticipatory Hedging: If the
                                               Fund receives or anticipates
                                               significant cash purchase
                                               transactions, the Fund may hedge
                                               market risk (risk of not being
                                               invested in the market) by
                                               purchasing long futures contracts
                                               or entering into long equity swap
                                               contracts to obtain market
                                               exposure until such time as
                                               direct investments can be made
                                               efficiently. Conversely, if the
                                               Fund receives or anticipates a
                                               significant demand for cash
                                               redemptions, the Fund may sell
                                               futures contracts or enter into
                                               short equity swap contracts, to
                                               allow the Fund to dispose of
                                               securities in a more orderly
                                               fashion without the Fund being
                                               exposed to leveraged loss
                                               exposure in the interim.

   INVESTMENT                            -     The Fund may use derivative
                                               instruments (particularly long
                                               futures contracts, related
                                               options and long equity swap
                                               contracts) in place of investing
                                               directly in securities. This will
                                               include using equity derivatives
                                               to "equitize" cash balances held
                                               by the Fund. The Fund may also
                                               use long derivatives for
                                               investment in conjunction with
                                               short hedging transactions to
                                               adjust the weights of the Fund's
                                               underlying equity portfolio to a
                                               level the Manager believes is the
                                               optimal exposure to individual
                                               markets, sectors and equities.

   RISK MANAGEMENT -
   SYNTHETIC SALES AND PURCHASES         -     The Fund may use equity
                                               futures, related options and
                                               equity swap contracts to adjust
                                               the weight of the Fund to a level
                                               the manager believes is the
                                               optimal exposure to individual
                                               markets, sectors and equities.
                                               Sometimes, such transactions are
                                               used as a precursor to actual
                                               sales and purchases. For example,
                                               if the Fund held a large
                                               proportion of stocks of a
                                               particular market and the Manager
                                               believed that stocks of another
                                               market would outperform such
                                               stocks, the Fund might use a
                                               short futures contract on an
                                               appropriate index (to
                                               synthetically "sell" a portion of
                                               the Fund's

------------


(3) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                               portfolio) in combination with a
                                               long futures contract on another
                                               index (to synthetically "buy"
                                               exposure to that index). Long and
                                               short equity swap contracts and
                                               contracts for differences may
                                               also be used for these purposes.
                                               Equity derivatives (and
                                               corresponding currency forwards)
                                               used to effect synthetic sales
                                               and purchases will generally be
                                               unwound as actual portfolio
                                               securities are sold and
                                               purchased.

   LIMITATIONS ON THE USE OF             -     There is no limit on the use of
     DERIVATIVES                               derivatives for hedging purposes.

                                         -     The face value of derivatives
                                               used for investment purposes will
                                               be limited to 25% of the Fund's
                                               assets. When a currency forward
                                               is used in conjunction with an
                                               equity derivative for investment
                                               purposes, the currency forward
                                               will not be independently counted
                                               for this restriction.

                                         -     When long futures contracts and
                                               long equity swaps are used for
                                               investment, an amount of cash or
                                               high quality debt securities
                                               equal to the face value of all
                                               such long derivative positions
                                               will be segregated against such
                                               exposure. However, for purposes
                                               of this restriction, if an
                                               existing long equity exposure is
                                               reduced or eliminated by a short
                                               derivative position, the
                                               combination of the long and short
                                               position will be considered as
                                               cash available to segregate
                                               against a new long derivative
                                               exposure.

                                         -     The net long equity exposure of
                                               the Fund, including direct
                                               investment in securities and long
                                               derivative positions, will not
                                               exceed 100% of the Fund's net
                                               assets.

                                         -     The aggregate absolute face
                                               value of all futures contracts
                                               and swap contracts (without
                                               regard to sign and assuming no
                                               offset of long and short
                                               positions, and counting both
                                               components of any contract for
                                               differences) will not exceed 100%
                                               of the Fund's assets.

                                         -     Except when such instruments
                                               are used for bona fide hedging,
                                               no more than 5% of the Fund's net
                                               assets will be committed to
                                               initial margin on futures
                                               contracts and time premiums on
                                               related options.

                                         -     Counterparties used for OTC
                                               derivatives must have a long-term
                                               debt rating of A or higher when
                                               the derivative is entered into.
                                               Occasionally, short-term
                                               derivatives will be entered into
                                               with counterparties that have
                                               only high short-term debt
                                               ratings.


GMO TOBACCO-FREE CORE FUND

PERMITTED INVESTMENTS


EQUITY SECURITIES:                                           -        At least 65% of the Fund's total assets will be
   Common Stocks                                                      invested in or exposed to domestic common stocks.
   Convertible Securities
                                                             -        Substantially all of the Fund's total assets
OTHER EQUITY SECURITIES:(4)                                           will be invested in or exposed to equity securities
   Depository Receipts (ADRs, GDRs, EDRs)                             chosen from among the Wilshire 5000 Index and selected
   Foreign Issues Traded Principally in the U.S.                      primarily from Large Cap 1200 issuers which are not
   Illiquid Securities                                                Tobacco Producing Issuers (as classified by Ford
   144A Securities                                                    Investor Services).
   Restricted Securities
   Futures and Related Options on                            -        Substantially all of the Fund's total assets
       Securities indexes                                             will be invested in the securities of at least 125
   REITs                                                              companies.
   Exchange-Traded and OTC Options on securities and
       indexes (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences

--------------
(4) Investment in these instruments may be limited by restrictions described below.

      The Fund will normally have greater than 95% of its total assets invested in or exposed to the securities of the two categories above.



   CASH AND MONEY MARKET INSTRUMENTS     -     The Fund will not normally have
   Any short-term assets will                  greater than 5% of its net assets
   be invested in cash or High                 exposed to cash and money market
   Quality Money Market                        instruments. This limitation does
   Instruments including                       not include cash and money market
   securities issued by the                    instruments in margin or other
   U.S. government and agencies                segregated accounts held against
   thereof, bankers'                           exposure achieved through
   acceptances, commercial                     derivative instruments
   paper, bank certificates of                 ("equitized cash").
   deposit and repurchase
   agreements.


PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN       -     Except for short-term credits
                                               necessary for clearance of
                                               transactions.

   SHORT SALES OF SECURITIES             -     Except when such sales are
                                               "against-the-box".

   BORROWING MONEY                       -     Except that the Fund may borrow
                                               up to 20% of its net assets from
                                               banks temporarily for the payment
                                               of redemptions or settlement of
                                               securities transactions, but not
                                               as a leveraged investment
                                               strategy.


   UNDERWRITING SECURITIES               -     Except to the extent that the
                                               Fund is deemed an underwriter for
                                               securities law purposes in
                                               connection with disposition of
                                               portfolio investments.

   MAKING LOANS                          -     Except by way of purchasing of
                                               debt obligations, repurchase
                                               agreements and securities
                                               lending. Fund may loan securities
                                               valued at up to 33 1/3% of its
                                               total assets.

   PLEDGING, HYPOTHECATING OR            -     Except that collateral
   MORTGAGING FUND ASSETS                      arrangements with respect to swap
                                               agreements, the writing of
                                               options, stock index, interest
                                               rate, currency or other futures,
                                               options on futures contracts and
                                               collateral arrangements with
                                               respect to initial and variation
                                               margin are not deemed to be a
                                               pledge or other encumbrance of
                                               assets. The deposit of securities
                                               or cash or cash equivalents in
                                               escrow in connection with the
                                               writing of covered call or put
                                               options, respectively is also not
                                               deemed to be a pledge or
                                               encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                 -     No more than 5% of the Fund's net
                                               assets will be invested in time
                                               premiums on options on particular
                                               securities (as opposed to options
                                               on indexes)

                                         -     Put and call options written by a
                                               Fund must be covered.


   ILLIQUID SECURITIES                   -     No more than 15% of the Fund's
                                               net assets will be invested in
                                               illiquid securities. This
                                               includes restricted securities
                                               (except that some 144A securities
                                               may be considered liquid by GMO
                                               if there is sufficient market
                                               depth), repurchase agreements
                                               maturing in greater than 7 days,
                                               swap contracts, and other
                                               securities determined by GMO not
                                               to be readily marketable at their
                                               carried value. Further, the Fund
                                               will not invest in (a) securities
                                               which at the
                                               time of such investment are not
                                               readily marketable, (b)
                                               securities for which the
                                               disposition is restricted under
                                               federal securities laws, and (c)
                                               repurchase agreements maturing in
                                               greater than 7 days if, as a
                                               result, more than 10% of the
                                               Fund's total assets (taken at
                                               current value) would then be
                                               invested in securities described
                                               in (a), (b) and (c) above.

   INVESTMENT IN INSURANCE COMPANIES     -     The Fund will not purchase more
                                               than 10% of the total outstanding
                                               voting stock of any insurance
                                               company (including foreign
                                               insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY    -     Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND          purchase more than 5% of any
   INVESTMENT ADVISERS                         class of stock of a broker,
                                               dealer, underwriter or investment
                                               adviser.

                                         -     Debt: The Fund may not purchase
                                               more than 10% of any such
                                               company's total outstanding debt
                                               in the aggregate.

                                         -     Investment Limits: No more than
                                               5% of the Fund's total assets
                                               will be invested in the
                                               securities of a single broker,
                                               dealer, underwriter or investment
                                               adviser. The net payment
                                               obligation of swap contracts
                                               where one of these types of
                                               companies is the counterparty
                                               also counts for purposes of this
                                               restriction.

                                               This policy does not apply to
                                               companies that derived less than
                                               15% of revenues from
                                               "securities-related businesses"
                                               during the most recent fiscal
                                               year.


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                       -     Except for U.S. government
                                               securities, cash, and money
                                               market instruments, the Fund will
                                               not invest more than 5% of its
                                               assets in the securities of a
                                               single issue.

                                         -     The Fund will not purchase more
                                               than 10% of the outstanding
                                               securities of any issuer.

                                         -     The Fund will be invested in the
                                               securities of at least 125
                                               issuers.

   CONCENTRATION                         -     No more than 25% of the Fund's
                                               assets will be invested in
                                               securities of issuers in any one
                                               industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                  -     Futures contracts and related
                                               options on securities indexes.

                                         -     Long equity swap contracts: where
                                               the Fund pays a fixed rate plus
                                               the negative performance, if any,
                                               and receives the positive
                                               performance, if any, of an index
                                               or basket of securities.

                                         -     Short equity swap contracts:
                                               where the Fund receives a fixed
                                               rate plus the negative
                                               performance, if any, and pays the
                                               positive performance of an index
                                               or basket of securities.

                                         -     Contracts for differences: equity
                                               swaps that contain both a long
                                               and short equity component.

   USES OF DERIVATIVES



   HEDGING                               -     Traditional Hedging: Short equity
                                               futures, related options and
                                               short equity swap contracts used
                                               to hedge against an equity risk
                                               already generally present in the
                                               Fund.(5)

                                         -     Anticipatory Hedging: If the Fund
                                               receives or anticipates
                                               significant cash purchase
                                               transactions, the Fund may hedge
                                               market risk (risk of not being
                                               invested in the market) by
                                               purchasing long futures contracts
                                               or entering into

----------------


(5) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                               long equity swap contracts to
                                               obtain market exposure until such
                                               time as direct investments can be
                                               made efficiently. Conversely, if
                                               the Fund receives or anticipates
                                               a significant demand for cash
                                               redemptions, the Fund may sell
                                               futures contracts or enter into
                                               short equity swap contracts, to
                                               allow the Fund to dispose of
                                               securities in a more orderly
                                               fashion without the Fund being
                                               exposed to leveraged loss
                                               exposure in the interim.


   INVESTMENT                            -     The Fund may use derivative
                                               instruments (particularly long
                                               futures contracts, related
                                               options and long equity swap
                                               contracts) in place of investing
                                               directly in securities. This will
                                               include using equity derivatives
                                               to "equitize" cash balances held
                                               by the Fund. The Fund may also
                                               use long derivatives for
                                               investment in conjunction with
                                               short hedging transactions to
                                               adjust the weights of the Fund's
                                               underlying equity portfolio to a
                                               level the Manager believes is the
                                               optimal exposure to individual
                                               markets, sectors and equities.

   RISK MANAGEMENT -                     -     The Fund may use equity futures,
   SYNTHETIC SALES AND PURCHASES               related options and equity swap
                                               contracts to adjust the weight of
                                               the Fund to a level the manager
                                               believes is the optimal exposure
                                               to individual markets, sectors
                                               and equities. Sometimes, such
                                               transactions are used as a
                                               precursor to actual sales and
                                               purchases. For example, if the
                                               Fund held a large proportion of
                                               stocks of a particular market and
                                               the Manager believed that stocks
                                               of another market would
                                               outperform such stocks, the Fund
                                               might use a short futures
                                               contract on an appropriate index
                                               (to synthetically "sell" a
                                               portion of the Fund's portfolio)
                                               in combination with a long
                                               futures contract on another index
                                               (to synthetically "buy" exposure
                                               to that index). Long and short
                                               equity swap contracts and
                                               contracts for differences may
                                               also be used for these purposes.
                                               Equity derivatives (and
                                               corresponding currency forwards)
                                               used to effect synthetic sales
                                               and purchases will generally be
                                               unwound as actual portfolio
                                               securities are sold and
                                               purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES -     There is no limit on the use of
                                               derivatives for hedging purposes.

                                         -     The face value of derivatives
                                               used for investment purposes will
                                               be limited to 25% of the Fund's
                                               assets. When a currency forward
                                               is used in conjunction with an
                                               equity derivative for investment
                                               purposes, the currency forward
                                               will not be independently counted
                                               for this restriction.

                                         -     When long futures contracts and
                                               long equity swaps are used for
                                               investment, an amount of cash or
                                               high quality debt securities
                                               equal to the face value of all
                                               such long derivative positions
                                               will be segregated against such
                                               exposure. However, for purposes
                                               of this restriction, if an
                                               existing long equity exposure is
                                               reduced or eliminated by a short
                                               derivative position, the
                                               combination of the long and short
                                               position will be considered as
                                               cash available to segregate
                                               against a new long derivative
                                               exposure.

                                         -     The net long equity exposure of
                                               the Fund, including direct
                                               investment in securities and long
                                               derivative positions, will not
                                               exceed 100% of the Fund's net
                                               assets.

                                         -     The aggregate absolute face
                                               value of all futures contracts
                                               and swap contracts (without
                                               regard to sign and assuming no
                                               offset of long and short
                                               positions, and counting both
                                               components of any contract for
                                               differences) will not exceed 100%
                                               of the Fund's assets.

                                         -     Except when such instruments are
                                               used for bona fide hedging, no
                                               more than 5% of the Fund's net
                                               assets will be committed to
                                               initial margin on futures
                                               contracts and time premiums on
                                               related options.

                                         -     Counterparties used for OTC
                                               derivatives must have a long-term
                                               debt rating of A or higher when
                                               the derivative is entered into.
                                               Occasionally, short-term
                                               derivatives will be entered into
                                               with counterparties that have
                                               only high short-term debt
                                               ratings.

GMO VALUE FUND

PERMITTED INVESTMENTS


EQUITY SECURITIES:                             -        At least 65% of the Fund's total assets will be invested in or
   Domestic Common Stocks                               exposed to(7) domestic common stocks.
   Convertible Securities                      -        Substantially all of the Fund's total assets will be invested
   Securities of Foreign Issuers (traded on             in or exposed to equity securities of at least 125 companies chosen
        U.S. Exchanges)                                 from among the Wilshire 5000 Index.
                                               -        The Fund's total assets will primarily be invested in or exposed to the "Large Cap 1200".

OTHER EQUITY SECURITIES:(6)
   Depository Receipts
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       Securities Indexes
   REITs
   Exchange-Traded and OTC Options on
      Securities and Indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences


      The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.



   CASH AND MONEY MARKET INSTRUMENTS     -     The Fund will not normally have
   Any short-term assets will                  greater than 5% of its net assets
   be invested in cash or High                 exposed to cash and money market
   Quality Money Market                        instruments. This limitation does
   Instruments including                       not include cash and money market
   securities issued by the                    instruments in margin or other
   U.S. government and agencies                segregated accounts held against
   thereof, bankers'                           exposure achieved through
   acceptances, commercial                     derivative instruments
   paper, bank certificates of                 ("equitized cash").
   deposit and repurchase
   agreements


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN       -     Except for short-term credits
                                               necessary for clearance of
                                               transactions.

   SHORT SALES OF SECURITIES             -     Except when such sales are
                                               "against-the-box".

   BORROWING MONEY                       -     Except that the Fund may borrow
                                               up to 20% of its net assets from
                                               banks temporarily for the payment
                                               of redemptions or settlement of
                                               securities transactions, but not
                                               as a leveraged investment
                                               strategy.

   UNDERWRITING SECURITIES               -     Except to the extent that the
                                               Fund is deemed an underwriter for
                                               securities law purposes in
                                               connection with disposition of
                                               portfolio investments.

   MAKING LOANS                          -     Except by way of purchasing of
                                               debt obligations, repurchase
                                               agreements and securities
                                               lending. Fund may loan securities
                                               valued at up to 33% of its total
                                               assets.


   PLEDGING, HYPOTHECATING OR            -     Except that collateral
                                               arrangements with respect to swap
                                               agreements, the
-----------------

(6) Investment in these instruments may be limited by restrictions described below.

(7) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MORTGAGING FUND ASSETS                      writing of options, stock index,
                                               interest rate, currency or other
                                               futures, options on futures
                                               contracts and collateral
                                               arrangements with respect to
                                               initial and variation margin are
                                               not deemed to be a pledge or
                                               other encumbrance of assets. The
                                               deposit of securities or cash or
                                               cash equivalents in escrow in
                                               connection with the writing of
                                               covered call or put options,
                                               respectively, is also not deemed
                                               to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
      OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
      MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                 -     No more than 5% of the Fund's net
                                               assets will be invested in time
                                               premiums on options on particular
                                               securities (as opposed to options
                                               on indexes).

                                         -     Put and call options written by
                                               a Fund must be covered.


   ILLIQUID SECURITIES                   -     No more than 15% of the Fund's
                                               net assets will be invested in
                                               illiquid securities. This
                                               includes restricted securities
                                               (except that some 144A securities
                                               may be considered liquid by GMO
                                               if there is sufficient market
                                               depth), repurchase agreements
                                               maturing in greater than 7 days,
                                               swap contracts, and other
                                               securities determined by GMO not
                                               to be readily marketable at their
                                               carried value.

   INVESTMENT IN INSURANCE COMPANIES     -     The Fund will not purchase more
                                               than 10% of the total outstanding
                                               voting stock of any insurance
                                               company (including foreign
                                               insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY    -     Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND          purchase more than 5% of any
   INVESTMENT ADVISERS                         class of stock of a broker,
                                               dealer, underwriter or investment
                                               adviser.

                                         -     Debt: The Fund may not purchase
                                               more than 10% of any such
                                               company's total outstanding debt
                                               in the aggregate.

                                         -     Investment Limits: No more than
                                               5% of the Fund's total assets
                                               will be invested in the
                                               securities of a single broker,
                                               dealer, underwriter or investment
                                               adviser. The net payment
                                               obligation of swap contracts
                                               where one of these types of
                                               companies is the counterparty
                                               also counts for purposes of this
                                               restriction.

                                         -     This policy does not apply to
                                               companies that derived less than
                                               15% of revenues from
                                               "securities-related businesses"
                                               during the most recent fiscal
                                               year.


 DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION
                                         -     Except for U.S. government
                                               securities, cash, and money
                                               market instruments, the Fund will
                                               not invest more than 5% of its
                                               assets in the securities of a
                                               single issue.

                                         -     The Fund will not purchase more
                                               than 10% of the outstanding
                                               securities of any issuer.

                                         -     The Fund will be invested in the
                                               securities of at least 125
                                               issuers.

   CONCENTRATION                         -     No more than 25% of the Fund's
                                               assets will be invested in
                                               securities of issuers in any one
                                               industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                  -     Futures contracts and related
                                               options on securities indexes.

                                         -     Long equity swap contracts: where
                                               the Fund pays a fixed rate plus
                                               the negative performance, if any,
                                               and receives the positive
                                               performance, if any, of an index
                                               or basket of securities.

                                         -     Short equity swap contracts:
                                               where the Fund receives a fixed
                                               rate plus the negative
                                               performance, if any, and pays the
                                               positive performance of an index
                                               or basket of securities.

                                         -     Contracts for differences: equity
                                               swaps that contain both a long
                                               and short equity component.

   USES OF DERIVATIVES

   HEDGING                               -     Traditional Hedging: Short equity
                                               futures, related options and
                                               short equity swap contracts used
                                               to hedge against an equity risk
                                               already generally present in the
                                               Fund.(8)

                                         -     Anticipatory Hedging: If the
                                               Fund receives or anticipates
                                               significant cash purchase
                                               transactions, the Fund may hedge
                                               market risk (risk of not being
                                               invested in the market) by
                                               purchasing long futures contracts
                                               or entering into long equity swap
                                               contracts to obtain market
                                               exposure until such time as
                                               direct investments can be made
                                               efficiently. Conversely, if the
                                               Fund receives or anticipates a
                                               significant demand for cash
                                               redemptions, the Fund may sell
                                               futures contracts or enter into
                                               short equity swap contracts, to
                                               allow the Fund to dispose of
                                               securities in a more orderly
                                               fashion without the Fund being
                                               exposed to leveraged loss
                                               exposure in the interim.

   INVESTMENT                            -     The Fund may use derivative
                                               instruments (particularly long
                                               futures contracts, related
                                               options and long equity swap
                                               contracts) in place of investing
                                               directly in securities. This will
                                               include using equity derivatives
                                               to "equitize" cash balances held
                                               by the Fund. The Fund may also
                                               use long derivatives for
                                               investment in conjunction with
                                               short hedging transactions to
                                               adjust the weights of the Fund's
                                               underlying equity portfolio to a
                                               level the Manager believes is the
                                               optimal exposure to individual
                                               markets, sectors and equities.

   RISK MANAGEMENT -                     -     The Fund may use equity futures,
   SYNTHETIC SALES AND PURCHASES               related options and equity swap
                                               contracts to adjust the weight of
                                               the Fund to a level the manager
                                               believes is the optimal exposure
                                               to individual markets, sectors
                                               and equities. Sometimes, such
                                               transactions are used as a
                                               precursor to actual sales and
                                               purchases. For example, if the
                                               Fund held a large proportion of
                                               stocks of a particular market and
                                               the Manager believed that stocks
                                               of another market would
                                               outperform such stocks, the Fund
                                               might use a short futures
                                               contract on an appropriate index
                                               (to synthetically "sell" a
                                               portion of the Fund's portfolio)
                                               in combination with a long
                                               futures contract on another index
                                               (to synthetically "buy" exposure
                                               to that index). Long and short
                                               equity swap contracts and
                                               contracts for differences may
                                               also be used for these purposes.
                                               Equity derivatives (and
                                               corresponding currency forwards)
                                               used to effect synthetic sales
                                               and purchases will generally be
                                               unwound as actual portfolio
                                               securities are sold and
                                               purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES -     There is no limit on the use of
                                               derivatives for hedging purposes.

                                         -     The face value of derivatives
                                               used for investment purposes will
                                               be limited to 25% of the Fund's
                                               assets. When a currency forward
                                               is used in conjunction with an
                                               equity derivative for investment
                                               purposes, the currency forward
                                               will not be independently counted
                                               for this restriction.

                                         -     When long futures contracts and
                                               long equity swaps are used for
                                               investment, an amount of cash or
                                               high quality debt securities
                                               equal to the face value of all
                                               such long derivative positions
                                               will be segregated against such
                                               exposure. However, for purposes
                                               of this restriction, if an
                                               existing long equity exposure is
                                               reduced or eliminated by a short
                                               derivative position, the
                                               combination of the

---------------

(8) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

                                               long and short position will be
                                               considered as cash available to
                                               segregate against a new long
                                               derivative exposure.

                                         -     The net long equity exposure of
                                               the Fund, including direct
                                               investment in securities and long
                                               derivative positions, will not
                                               exceed 100% of the Fund's net
                                               assets.

                                         -     The aggregate absolute face value
                                               of all futures contracts and swap
                                               contracts (without regard to sign
                                               and assuming no offset of long
                                               and short positions, and counting
                                               both components of any contract
                                               for differences) will not exceed
                                               100% of the Fund's assets.

                                         -     Except when such instruments are
                                               used for bona fide hedging, no
                                               more than 5% of the Fund's net
                                               assets will be committed to
                                               initial margin on futures
                                               contracts and time premiums on
                                               related options.

                                         -     Counterparties used for OTC
                                               derivatives must have a long-term
                                               debt rating of A or higher when
                                               the derivative is entered into.
                                               Occasionally, short-term
                                               derivatives will be entered into
                                               with counterparties that have
                                               only high short-term debt
                                               ratings.


GMO GROWTH FUND

PERMITTED INVESTMENTS

EQUITY SECURITIES:                              -       At least 65% of the Fund's total assets will be invested
   Domestic Common Stocks                               in or exposed to(10) domestic common stocks.
   Convertible Securities                       -       Substantially all of the Fund's total assets will be
   Securities of Foreign Issuers (traded on             invested in or exposed to equity securities of at least 125
   U.S. Exchanges)                                      companies chosen from among the Wilshire 5000 Index .
                                                -       The Fund's assets will primarily be invested in or
                                                        exposed to the "Large Cap 1200".


OTHER EQUITY SECURITIES:(9)
   Depository Receipts
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       Securities Indexes
   REITs
   Exchange-Traded and OTC options on
      Securities and Indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences


      The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.



   CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will            -     The Fund will not normally have
   be invested in cash or High                 greater than 5% of its net assets
   Quality Money Market                        exposed to cash and money market
   Instruments including                       instruments. This limitation does
   securities issued by the                    not include cash and money market
   U.S. government and agencies                instruments in margin or other
   thereof, bankers'                           segregated accounts held against
   acceptances, commercial                     exposure achieved through
   paper, bank certificates of                 derivative instruments
   deposit and repurchase                      ("equitized cash").


---------------

(9) Investment in these instruments may be limited by restrictions described below.


(10) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   agreements

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN       -     Except for short-term credits
                                               necessary for clearance of
                                               transactions.

   SHORT SALES OF SECURITIES             -     Except when such sales are
                                               "against-the-box".

   BORROWING MONEY                       -     Except that the Fund may borrow
                                               up to 20% of its net assets from
                                               banks temporarily for the payment
                                               of redemptions or settlement of
                                               securities transactions, but not
                                               as a leveraged investment
                                               strategy.

   UNDERWRITING SECURITIES               -     Except to the extent that the
                                               Fund is deemed an underwriter for
                                               securities law purposes in
                                               connection with disposition of
                                               portfolio investments.

   MAKING LOANS                          -     Except by way of purchasing of
                                               debt obligations, repurchase
                                               agreements and securities
                                               lending. Fund may loan securities
                                               valued at up to 33% of its total
                                               assets.

   PLEDGING, HYPOTHECATING OR            -     Except that collateral
   MORTGAGING FUND ASSETS                      arrangements with respect to swap
                                               agreements, the writing of
                                               options, stock index, interest
                                               rate, currency or other futures,
                                               options on futures contracts and
                                               collateral arrangements with
                                               respect to initial and variation
                                               margin are not deemed to be a
                                               pledge or other encumbrance of
                                               assets. The deposit of securities
                                               or cash or cash equivalents in
                                               escrow in connection with the
                                               writing of covered call or put
                                               options, respectively is also not
                                               deemed to be a pledge or
                                               encumbrance.



   SELLING UNCOVERED OUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
       MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES                 -     No more than 5% of the Fund's net
                                               assets will be invested in time
                                               premiums on options on particular
                                               securities (as opposed to options
                                               on indexes).

                                         -     Put and call options written by a
                                               Fund must be covered.


   ILLIQUID SECURITIES                   -     No more than 15% of the Fund's
                                               net assets will be invested in
                                               illiquid securities. This
                                               includes restricted securities
                                               (except that some 144A securities
                                               may be considered liquid by GMO
                                               if there is sufficient market
                                               depth), repurchase agreements
                                               maturing in greater than 7 days,
                                               swap contracts, and other
                                               securities determined by GMO not
                                               to be readily marketable at their
                                               carried value.

   INVESTMENT IN INSURANCE COMPANIES     -     The Fund will not purchase more
                                               than 10% of the total outstanding
                                               voting stock of any insurance
                                               company (including foreign
                                               insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY    -     Equity: The Fund will not
   BROKERS, DEALERS, UNDERWRITERS AND          purchase more than 5% of any
   INVESTMENT ADVISERS                         class of stock of a broker,
                                               dealer, underwriter or investment
                                               adviser.

                                         -     Debt: The Fund may not purchase
                                               more than 10% of any such
                                               company's total outstanding debt
                                               in the aggregate.

                                         -     Investment Limits: No more than
                                               5% of the Fund's total assets
                                               will be invested in the
                                               securities of a single broker,
                                               dealer, underwriter or investment
                                               adviser. The net payment
                                               obligation of swap contracts
                                               where
                                               one of these types of companies
                                               is the counterparty also counts
                                               for purposes of this restriction.

                                               This policy does not apply to
                                               companies that derived less than
                                               15% of revenues from
                                               "securities-related businesses"
                                               during the most recent fiscal
                                               year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION                       -     Except for U.S. government
                                               securities, cash, and money
                                               market instruments, the Fund will
                                               not invest more than 5% of its
                                               assets in the securities of a
                                               single issue.

                                         -     The Fund will not purchase more
                                               than 10% of the outstanding
                                               securities of any issuer.

                                         -     The Fund will be invested in the
                                               securities of at least 125
                                               issuers.

   CONCENTRATION                         -     No more than 25% of the Fund's
                                               assets will be invested in
                                               securities of issuers in any one
                                               industry.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES                  -     Futures contracts and related
                                               options on securities indexes.

                                         -     Long equity swap contracts:
                                               where the Fund pays a fixed rate
                                               plus the negative performance, if
                                               any, and receives the positive
                                               performance, if any, of an index
                                               or basket of securities.

                                         -     Short equity swap contracts:
                                               where the Fund receives a fixed
                                               rate plus the negative
                                               performance, if any, and pays the
                                               positive performance of an index
                                               or basket of securities.

                                               Contracts for differences: equity
                                               swaps that contain both a long
                                               and short equity component.

USES OF DERIVATIVES

   HEDGING                               -     Traditional Hedging: Short
                                               equity futures, related options
                                               and short equity swap contracts
                                               used to hedge against an equity
                                               risk already generally present in
                                               the Fund.(11)

                                         -     Anticipatory Hedging: If the Fund
                                               receives or anticipates
                                               significant cash purchase
                                               transactions, the Fund may hedge
                                               market risk (risk of not being
                                               invested in the market) by
                                               purchasing long futures contracts
                                               or entering into long equity swap
                                               contracts to obtain market
                                               exposure until such time as
                                               direct investments can be made
                                               efficiently. Conversely, if the
                                               Fund receives or anticipates a
                                               significant demand for cash
                                               redemptions, the Fund may sell
                                               futures contracts or enter into
                                               short equity swap contracts, to
                                               allow the Fund to dispose of
                                               securities in a more orderly
                                               fashion without the Fund being
                                               exposed to leveraged loss
                                               exposure in the interim.

   INVESTMENT                            -     The Fund may use derivative
                                               instruments (particularly long
                                               futures contracts, related
                                               options and long equity swap
                                               contracts) in place of investing
                                               directly in securities. This will
                                               include using equity derivatives
                                               to "equitize" cash balances held
                                               by the Fund. The Fund may also
                                               use long derivatives for
                                               investment in conjunction with
                                               short hedging transactions to
                                               adjust the weights of the Fund's
                                               underlying equity portfolio to a
                                               level the Manager believes is the
                                               optimal exposure to individual
                                               markets, sectors and equities.

------------------


(11) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   RISK MANAGEMENT - SYNTHETIC SALES
     AND PURCHASES                       -     The Fund may use equity futures,
                                               related options and equity swap
                                               contracts to adjust the weight of
                                               the Fund to a level the manager
                                               believes is the optimal exposure
                                               to individual markets, sectors
                                               and equities. Sometimes, such
                                               transactions are used as a
                                               precursor to actual sales and
                                               purchases. For example, if the
                                               Fund held a large proportion of
                                               stocks of a particular market and
                                               the Manager believed that stocks
                                               of another market would
                                               outperform such stocks, the Fund
                                               might use a short futures
                                               contract on an appropriate index
                                               (to synthetically "sell" a
                                               portion of the Fund's portfolio)
                                               in combination with a long
                                               futures contract on another index
                                               (to synthetically "buy" exposure
                                               to that index). Long and short
                                               equity swap contracts and
                                               contracts for differences may
                                               also be used for these purposes.
                                               Equity derivatives (and
                                               corresponding currency forwards)
                                               used to effect synthetic sales
                                               and purchases will generally be
                                               unwound as actual portfolio
                                               securities are sold and
                                               purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES -     There is no limit on the use of
                                               derivatives for hedging purposes.

                                         -     The face value of derivatives
                                               used for investment purposes will
                                               be limited to 25% of the Fund's
                                               assets. When a currency forward
                                               is used in conjunction with an
                                               equity derivative for investment
                                               purposes, the currency forward
                                               will not be independently counted
                                               for this restriction.

                                         -     When long futures contracts and
                                               long equity swaps are used for
                                               investment, an amount of cash or
                                               high quality debt securities
                                               equal to the face value of all
                                               such long derivative positions
                                               will be segregated against such
                                               exposure. However, for purposes
                                               of this restriction, if an
                                               existing long equity exposure is
                                               reduced or eliminated by a short
                                               derivative position, the
                                               combination of the long and short
                                               position will be considered as
                                               cash available to segregate
                                               against a new long derivative
                                               exposure.

                                         -     The net long equity exposure of
                                               the Fund, including direct
                                               investment in securities and long
                                               derivative positions, will not
                                               exceed 100% of the Fund's net
                                               assets.

                                         -     The aggregate absolute face value
                                               of all futures contracts and swap
                                               contracts (without regard to sign
                                               and assuming no offset of long
                                               and short positions, and counting
                                               both components of any contract
                                               for differences) will not exceed
                                               100% of the Fund's assets.

                                         -     Except when such instruments are
                                               used for bona fide hedging, no
                                               more than 5% of the Fund's net
                                               assets will be committed to
                                               initial margin on futures
                                               contracts and time premiums on
                                               related options.

                                         -     Counterparties used for OTC
                                               derivatives must have a long-term
                                               debt rating of A or higher when
                                               the derivative is entered into.
                                               Occasionally, short-term
                                               derivatives will be entered into
                                               with counterparties that have
                                               only high short-term debt
                                               ratings.

GMO SMALL CAP VALUE FUND

PERMITTED INVESTMENTS

EQUITY SECURITIES:                              -       At least 65% of the Fund's total assets will be invested in or
   Domestic Common Stocks                               exposed to (13) domestic common stocks.
   Convertible Securities                       -       Under normal market conditions, at least 65% of the Fund's
   Securities of Foreign Issuers (traded on             total assets will be invested in or exposed to the securities of
     U.S. Exchanges)                                    issuers with market capitalizations believed to be equal to or less than $1.5 billion.
                                                -       The Fund's total assets will be primarily invested in domestic
OTHER EQUITY SECURITIES:(12)                            "second tier companies" which are companies whose equity
                                                         capitalization at the time of

--------------------

(12) Investment in these instruments may be limited by restrictions described below.

(13) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.


   Depository Receipts                                  investment ranks in the lower two-thirds of the 1800 companies
   Illiquid Securities                                  with the largest equity capitalization whose securities are
   144A Securities                                      listed on a United States securities exchange.
   Restricted Securities
   Futures and Related Options on
       Securities Indexes
   REITs
   Exchange-Traded and OTC Options on
      Securities and Indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Convertible Bonds
   Convertible Preferred Stocks
   Warrants


      The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.


   CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements

   - The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

   -  Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

   -  Except when such sales are "against-the-box".

   BORROWING MONEY

   - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

   - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33% of its total assets.


   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

   - Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

   - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)
   -  Put and call options written by a Fund must be covered.

   ILLIQUID SECURITIES

   - No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   WARRANTS

   - Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX.

   INVESTMENT IN INSURANCE COMPANIES

   - The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

   - Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

   - Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

   - Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

   This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

   - Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

   - The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION

   - No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES

   -  Futures contracts and related options on securities indexes.

   - Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

   - Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

   - Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING

   - Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(14)

   - Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT

   - The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT -  SYNTHETIC SALES AND PURCHASES

   - The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES

   -  There is no limit on the use of derivatives for hedging purposes.

   - The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

   - When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

   - The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

   - The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

-----------------


(14) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   - Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

   - Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO SMALL CAP GROWTH FUND


PERMITTED INVESTMENTS

EQUITY SECURITIES:                              -       At least 65% of the Fund's total assets will be invested in or
   Domestic Common Stocks                               exposed to (16) domestic common stocks.
   Convertible Securities                       -       Under normal market conditions, at least 65% of the Fund's
   Securities of Foreign Issuers (traded on             total assets will be invested in or exposed to the securities of
      U.S. Exchanges)                                   issuers with market capitalizations believed to be equal to or less than $1.5 billion.
                                                -       The Fund's total assets will be primarily invested in domestic
OTHER EQUITY SECURITIES:(15)                            "second tier companies" which are companies whose equity
   Depository Receipts                                  capitalization at the time of investment ranks in the lower
   Illiquid Securities                                  two-thirds of the 1800 companies with the largest equity
   144A Securities                                      capitalization whose securities are listed on a United States
   Restricted Securities                                securities exchange.
   Futures and Related Options on
       Securities Indexes
   REITs
   Exchange-Traded and OTC Options on
      Securities and Indexes
       (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Convertible Bonds
   Convertible Preferred Stocks
   Warrants



      The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the two categories above.



   CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. Government and Agencies Bankers' Acceptances, Commercial Paper, Bank Certificates of Deposit and Repurchase Agreements

   - The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative thereof, instruments ("equitized cash").

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING  SECURITIES ON MARGIN

   -  Except for short-term credits necessary for clearance of transactions.

---------------

(15) Investment in these instruments may be limited by restrictions described below.

(16) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   SHORT SALES OF SECURITIES

   -  Except when such sales are "against-the-box".


   BORROWING MONEY

   - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

   - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

   - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.


   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

   - Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

   - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   -  Put and call options written by a Fund must be covered.


   ILLIQUID SECURITIES

   - No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   WARRANTS

   - Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX.

   INVESTMENT IN INSURANCE COMPANIES

   - The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

   - Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

   - Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

   - Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

   This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

   - Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

   - The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION

   - No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES

   -  Futures contracts and related options on securities indexes.

   - Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

   - Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

   - Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING

   - Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund. (17)

   - Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.


   RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

   - The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

   -  There is no limit on the use of derivatives for hedging purposes.

----------------


(17) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

   - The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

   - When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

   - The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

   - The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

   - Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

   - Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO REIT FUND

PERMITTED INVESTMENTS

REITS (REAL ESTATE INVESTMENT TRUSTS):       -    At least 65% of the Fund's total assets will be
     Equity REITs                                 invested in or exposed to (19) securities of REITs,
     Mortgage REITs                               although the Fund generally intends to invest a
     Hybrid REITs                                 greater portion of its assets in REIT securities.

EQUITY SECURITIES:(18)
   Common Stock
   Preferred Stock
   Depository Receipts: ADRs, GDRs, EDRs
   Illiquid Securities
   144A Securities
   Restricted Securities
   Futures and Related Options on
       Securities Indexes and Interest Rates
   Exchange-Traded and OTC Options on
      Securities and Indexes (including
      writing covered options)
   Interest Rate and Currency Swap Contracts
   Contracts for Differences
   Interest Rate Caps, Floors and Collars

OTHER SECURITIES:(1)


--------------------

(18) Investment in these instruments may be limited by restrictions described below.

(19) The words "exposed to" as used in these guideline mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   Asset-Backed Securities
   Mortgage Backed, CMO's, Strips and
      Residuals
   Adjustable Rate Securities
   Lower Rated Fixed Income Securities (Junk
      Bonds)
   Zero Coupon Securities
   Indexed Securities
   Firm Commitments (with banks or broker
      dealers)
   Reverse Repurchase Agreements
   Dollar Roll Agreements


      The Fund will normally have greater than 95% of its net assets invested in or exposed to the securities of the three categories above.



   CASH AND MONEY MARKET INSTRUMENTS

   - Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

   -  Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

   -  Except when such sales are "against-the-box".

   BORROWING MONEY

   - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

   - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

   - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33-1/3% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

   - Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.


   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

   - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   -  Put and call options written by a Fund must be covered.


   ILLIQUID SECURITIES

   - No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES

   - The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

   - Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

   - Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

   - Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

   - This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   INVESTMENT IN LOWER-RATED BONDS

   -  The Fund will not invest more than 5% of its assets in lower-rated bonds.

  DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

   - Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

   - The Fund will not purchase more than 10% of the outstanding securities of any issuer.

DERIVATIVE INSTRUMENTS

   TYPES OF DERIVATIVES

   -  Futures contracts and related options on securities indexes.

   - Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

   - Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

   - Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING

   - Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund. (20)

   - Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell

-----------------


(20) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

      futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT

   - The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

   RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES


   - The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

   -  There is no limit on the use of derivatives for hedging purposes.


   - The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

   - When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

   - The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

   - The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

   - Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

   - Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.



INTERNATIONAL EQUITY FUNDS

GMO INTERNATIONAL CORE FUND

PERMITTED INVESTMENTS

EQUITY SECURITIES:
   Common Stocks
   Convertible Bonds
   Preferred Stocks
   Warrants or Rights

   - The Fund will have greater than 70% of its total assets invested in or exposed to (22) Equity Securities and Other Equity Securities.


OTHER EQUITY SECURITIES:(21)
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign Issues Traded in the U.S. and
       Abroad
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-Traded and OTC Options on
      Securities and Indexes (including
      writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements

FIXED INCOME SECURITIES:

   Long and Medium-Term corporate and Government Bonds
   Non-Convertible Preferred Stock

   - Fund will have no more than 5% of its total assets invested in or exposed to Fixed Income Securities.

FOREIGN CURRENCY TRANSACTIONS

   - Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

   CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit, time deposits and repurchase agreements

   - The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").


   PURCHASING SECURITIES ON MARGIN

   -  Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

   -  Except when such sales are "against-the-box".

   BORROWING MONEY

   - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

   - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------------------




(21) Investment in these instruments may be limited by restrictions described below.

(22) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   MAKING LOANS

   - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 25% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

   - Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

   - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   -  Put and call options written by a Fund must be covered.

   OTHER INVESTMENT COMPANIES

   - The Fund will not own more than 3% of the outstanding voting securities of any investment company.

   - No more than 5% of the Fund's net assets will be invested in any single investment company.

   - No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   -  The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

   - No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES

   - The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

      - Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.


      - Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

      - Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

      - This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS

      - Aggregate value cannot exceed 5% of the Fund's net assets; no more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or

AMEX.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

   - Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.

   - The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   -  The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION

   - No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

   - The Fund will invest in securities traded in the securities markets of at least 3 foreign countries.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES

   -  Futures contracts and related options on securities indexes.

   - Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

   - Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

   - Contracts for differences: equity swaps that contain both long and short equity components.


   USES OF DERIVATIVES

   HEDGING

   - Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(23)

   - Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT

   - The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities. For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole,

----------------


(23) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

      then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter into a swap contract that is long a specific basket of securities and short the UK market generally.


   RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

   - The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

   -  There is no limit on the use of derivatives for hedging purposes.

   - The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

   - When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

   - The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

   - The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

   - Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

   - Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

   -  Buying and selling spot currencies.

   -  Forward foreign currency contracts.

   -  Currency futures contracts and related options.

   -  Options on currencies.

   -  Currency swap contracts.


USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

   - Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts -- to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

   - Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.


   - Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

   - The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

   - Subject to the limitations described below, the Fund will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS  OF FOREIGN CURRENCY TRANSACTIONS

   - The Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities.

   - Written put and call options on currencies and currency futures will always be covered.

   - The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

   - The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.

GMO CURRENCY-HEDGED INTERNATIONAL CORE FUND

PERMITTED INVESTMENTS

   EQUITY SECURITIES: Common Stocks Convertible Bonds Preferred Stocks Warrants or Rights

   - The Fund will have more than 70% of its total assets invested in or exposed to(25) Equity Securities and Other Equity Securities.


OTHER EQUITY SECURITIES:(24)
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign Issues Traded in the U.S. and Abroad
   Investment Companies (including closed-end funds)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-Traded and OTC Options on
   Securities and Indexes (including
   writing covered options)
   Equity Swap Contracts
   Contracts for Differences

------------------



(24) Investment in these instruments may be limited by restrictions described below.


(25) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   FIXED INCOME SECURITIES:

   Long and Medium-Term Corporate and Government Bonds
   Non-Convertible Preferred Stock

   - Fund will have no more than 5% of its assets invested in or exposed to Fixed Income Securities.


   FOREIGN CURRENCY TRANSACTIONS

   - Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

   CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements


   - The Fund will not normally have more than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

   -  Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

   -  Except when such sales are "against-the-box".

   BORROWING MONEY

   - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

   - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

   - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 25% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

   - Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS  ON SECURITIES

   - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES

   - The Fund will not own more than 3% of the outstanding voting securities of any investment company.

   - No more than 5% of the Fund's net assets will be invested in any single investment company.

   - No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   -  The Fund will not own other Funds of GMO Trust.


   ILLIQUID SECURITIES

   - No more than 15% of the Funds net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES

   - The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

   - Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

   - Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

   - Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

   - This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS

   - Aggregate value can not exceed 5% of the Fund's net assets; no more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX.

DIVERSIFICATION/CONCENTRATION


   DIVERSIFICATION

   - Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

   - The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION

   - No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

TYPES OF DERIVATIVES

   -  Futures contracts and related options on securities indexes.

   - Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

   - Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

   - Contracts for differences: equity swaps that contain both a long and short equity component.

USES OF DERIVATIVES

HEDGING

   - Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(26)

   - Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

INVESTMENT

   - The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities. For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter into a swap contract that is long a specific basket of securities and short the UK market generally.

RISK MANAGEMENT -  SYNTHETIC SALES AND PURCHASES

   - The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES

   -  There is no limit on the use of derivatives for hedging purposes.

   - The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

   - When long futures contracts and long equity swaps are used for an investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated

------------------


(26) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

      against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

   - The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

   - The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

   - Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

   - Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   FOREIGN CURRENCY STRATEGY

   - The essential currency strategy of the Fund is to replicate the stock and currency selection of GMO International Core Fund and to layer upon that a hedge (i.e. short positions) with respect to each currency represented in the EAFE-lite index, at the level that such currencies are represented in the index. This means that, if the Fund is under-weighted relative to EAFE-lite with respect to securities denominated in a particular currency, the index currency hedging will result in a net short position with respect to that currency. Generally, such net short positions will be largely offset by net long positions in other highly correlated currencies or an over-weight in securities denominated in such correlated currencies. As set forth under "Limitations on Foreign Currency Transactions" below, the aggregate amount of "true" net short currency positions (i.e., those not offset by positions in highly correlated currencies) will not exceed 10% of the Fund's assets.

   - The Fund's currency hedging strategy will also mean that, despite the Fund's name, the Fund will not generally hedge all of the foreign currency exposure represented by the portfolio securities it owns. In a case where the Fund is over-weighted relative to EAFE-lite with respect to securities denominated in a particular currency - or if GMO's international core currency strategy is utilizing an active exposure to a particular currency beyond that represented by securities denominated in that currency - the Fund's index currency hedge will not completely eliminate exposure to the currency. Because of its name, the Fund is required to hedge at least 65% of the currency exposure represented by portfolio securities it owns.


   TYPES OF FOREIGN CURRENCY TRANSACTIONS

   -  Buying and selling spot currencies.

   -  Forward foreign currency contracts.

   -  Currency futures contracts and related options.

   -  Options on currencies.

   -  Currency swap contracts.


   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

   - Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

   - Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

   - Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

   - The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

   - Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

   - The Fund will maintain short currency positions with respect to at least 65% of the foreign currency exposure represented by the common stocks owned by the Fund.

   - Written put and call options on currencies and currency futures will always be covered.

   - The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

   - The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.


GMO FOREIGN FUND


PERMITTED INVESTMENTS

EQUITY SECURITIES:                                    -       At least 65% of total assets will be invested in common stocks
   Common Stocks (including dividend paying)                  and securities convertible into common stocks, warrants and rights
   Convertible Bonds                                          of non-U.S. issuers.
   Convertible Preferred Stocks
   Warrants or Rights

OTHER EQUITY SECURITIES:
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign Issues Traded in the U.S. and Abroad
   Investment Companies (including closed-end
       funds)
   Illiquid Securities
   144A Securities
   Private Placements and Other Restricted
       Securities
   Equity Futures and Related Options
   Exchange-Traded and OTC Options on
       Securities and Indexes (including
       writing covered options)

   Emerging Market Issuers
   FIXED INCOME SECURITIES:
   Long and Medium-Term Corporate
      and Government Bonds
   Preferred Stock
   Lower-Rated Bonds

     - Fund will have no more than 10% of its assets invested in Fixed Income Securities.


FOREIGN CURRENCY TRANSACTIONS

     - For hedging purposes, the Fund may invest in spot currency transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

CASH AND MONEY MARKET INSTRUMENTS

     - Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


PURCHASING SECURITIES ON MARGIN

     -    Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

     -    Except when such sales are "against-the-box".

   BORROWING MONEY

     - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

     - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

     - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33% of its total assets.

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES INVESTING DIRECTLY IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT


RESTRICTIONS AND LIMITATIONS

   OTHER INVESTMENT COMPANIES

     - The Fund will not own more than 3% of the outstanding voting securities of any investment company.

     - No more than 5% of the Fund's net assets will be invested in any single investment company.

     - No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

     -    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

     - No more than 10% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, and other securities determined by GMO not to be readily marketable at their carried value.

   EMERGING MARKET ISSUERS

     - The Fund will not invest more than 20% of its assets in securities of issuers in newly industrialized countries of the type invested in by the Emerging Markets Fund.

   LOWER-RATED SECURITIES

     - The Fund will not invest more than 5% of its assets in lower-rated securities (junk bonds).

   INVESTMENT IN INSURANCE COMPANIES

     - The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

     - Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

     - Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

     - Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

     - This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

     - Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

     - The Fund will not invest more than 2% of its assets in positions that constitute more than 10% of the outstanding securities of any issuer.

     - At least 65% of the Fund's total assets will be invested in securities principally traded in the securities markets of at least three countries other than the United States.

     -    The Fund will be invested in the securities of at least 125 issuers.

   CONCENTRATION

     - No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.


GMO INTERNATIONAL SMALL COMPANIES FUND

PERMITTED INVESTMENTS

EQUITY SECURITIES:
   Common Stocks
   Convertible Securities
   Preferred Stocks
   Warrants or Rights

     -    At least 65% of the Fund's assets will be invested in or exposed to
         (27) common stocks of small capitalization foreign companies.

OTHER EQUITY SECURITIES:
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign Issues Traded in the U.S. and Abroad
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-Traded and OTC Options on Securities and Indexes (including writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements

--------------------------

(27) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

FIXED INCOME SECURITIES:
   Long and Medium-Term Corporate
   and Government Bonds
   Non-convertible Preferred Stock

     - Fund will have no more than 5% of its total assets invested in or exposed to Fixed Income Securities.


FOREIGN CURRENCY TRANSACTIONS

     - Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

CASH AND MONEY MARKET INSTRUMENTS
Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit, time deposits and repurchase agreements

     - The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

PURCHASING SECURITIES ON MARGIN

     -    Except for short-term credits necessary for clearance of transactions.


SHORT SALES OF SECURITIES

     -    Except when such sales are "against-the-box".

BORROWING MONEY

     - Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.


UNDERWRITING SECURITIES

     - Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.


MAKING LOANS

     - Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 25% of its total assets.

PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

     - Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS
   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT


RESTRICTIONS AND LIMITATIONS

OPTIONS ON SECURITIES

     - No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

     -    Put and call options written by a Fund must be covered.

OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.


- No more than 5% of the Fund's net assets will be invested in any single investment company.


- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).


INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

     This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   PURCHASED WARRANTS OR RIGHTS

- Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

   CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

- The Fund will invest in securities traded in the securities markets of at least 3 foreign countries.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES

-    Futures contracts and related options on securities indexes.

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

- Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(28)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities. For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the UK market generally.

   RISK MANAGEMENT -
   SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

-    There is no limit on the use of derivatives for hedging purposes.


- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure.


--------------------------


     (28) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

     However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.


   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

     LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

- The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

- The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets.

- The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.

GMO JAPAN FUND


PERMITTED INVESTMENTS

EQUITY SECURITIES:
   Common Stocks
   Convertible Securities
   Preferred Stock
   Warrants or Rights

- At least 90% of the net assets of the Fund will be invested in or exposed to(30) Japanese Securities.(31)


OTHER EQUITY SECURITIES:(29)
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign Issues Traded in the U.S. and Abroad
   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-Traded and OTC Options on
       Securities and Indexes (including
       writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements

FIXED INCOME SECURITIES:
   Long and Medium-Term Corporate and
      Government Bonds
   Non-convertible Preferred Stock
   Short-Term Japanese Government Debt
     Securities (or other short term prime
     obligations)

- The Fund will have no more than 5% of its total assets invested in or Exposed to Fixed Income Securities.


FOREIGN CURRENCY TRANSACTIONS

- Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

   CASH AND MONEY MARKET INSTRUMENTS
     Any short-term assets will be invested in cash

- The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments. This limitation does

         (29) Investment in these instruments may be limited by restrictions described below.

         (30) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

         (31) Japanese Securities are securities issued by entities that are organized under the laws of Japan and that either have 50% or more of their assets in Japan or derive 50% or more of their revenues from Japan ("Japanese Companies").

or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, Bank certificates of deposit and repurchase agreements not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-        Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

-        Except when such sales are "against-the-box".

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 25% of its total assets.

PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   EMERGING MARKET ISSUERS
   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-        Put and call options written by a Fund must be covered.

OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.


- No more than 5% of the Fund's net assets will be invested in any single investment company.


- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-        The Fund will not own other Funds of GMO Trust.

ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's net assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

         This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

PURCHASED WARRANTS OR RIGHTS

- Aggregate value cannot exceed 5% of the Fund's net assets; no more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX.

DIVERSIFICATION/CONCENTRATION

DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES

-        Futures contracts and related options on securities indexes.

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

- Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES


   HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(32)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into


         (32) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly.

   RISK MANAGEMENT -
   SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual equities or groups of equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular type and the Manager believed that stocks of another type would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

-        There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-        Buying and selling spot currencies.

-        Forward foreign currency contracts.

-        Currency futures contracts and related options.

-        Options on currencies.

-        Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

         - Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

         - Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

         - Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

         - The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

         - Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

         - Written put and call options on currencies and currency futures will always be covered.

         - The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

         - The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets.

         - The Fund will not be net short in any foreign currency, except that when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.

 GMO EMERGING MARKETS FUND

 PERMITTED INVESTMENTS


EQUITY SECURITIES:
   Securities Listed on Emerging Market Stock
     Exchanges and Related Depository Receipts

   Preferred Stock
   Warrants or rights

- The Fund will have greater than 65% of its total assets invested in or exposed to (33) equity securities that are predominantly traded on Emerging Market exchanges.

OTHER EQUITY SECURITIES:

   Convertible Securities

   Depository Receipts: ADRs, GDRs, EDRs

- The Fund may invest in non-emerging markets countries that, based on information obtained by GMO, derive at least half of their revenues from trade with or production in developing countries.

--------------


         (33) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (open & closed-end)

   Unlisted Securities

   Illiquid Securities

   144A Securities

   Restricted Securities

   Securities Traded in Unregulated Securities Markets

   Indexed Securities

   Equity Futures and Related Options

   Exchange-Traded and OTC Options on Securities and Indexes (including writing covered options)

   Equity Swap Contracts

   Contracts for Differences

   Private Investment Funds, Vehicles or Structures

   Debt-Equity Conversion Funds

   Country Funds

- The Fund may also invest through investment Funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of stocks listed in a particular developing country or region subject to obtaining any necessary local regulatory approvals, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment.

FIXED INCOME SECURITIES

Bonds and Money Market Instruments in Canada, the U.S., and other industrialized nations and emerging securities markets.

- The Fund will have no more than 10% of its assets invested in or exposed to Fixed Income Securities other than cash equivalents or securities held on a temporary basis.

- The Fund may also invest, on a temporary basis, in debt securities issued by companies or governments in developing countries or money market securities of high-grade issuers in industrialized countries denominated in various currencies.

CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, Bank certificates of deposit and repurchase agreements.

- The Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash")

   FOREIGN CURRENCY TRANSACTIONS

- Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

-    Except when such sales are "against-the-box".

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33% of its total assets.

   PLEDGING, HYPOTHECATING OR

-    Except that collateral arrangements with respect to swap agreements, the

MORTGAGING FUND ASSETS

     writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
       MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by a Fund must be covered.

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.



- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   UNLISTED SECURITIES/UNREGULATED SECURITIES MARKETS

- No more than 25% of the Fund's total assets will be invested in shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets.

     DEBT-EQUITY CONVERSION FUNDS


- No more than 10% of the Fund's assets will be invested through debt-equity conversion funds.(34)

---------

     (34) Debt-equity Conversion Funds may be established to exchange foreign bank debt of countries whose principal

DIVERSIFICATION/CONCENTRATION


   DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer. However, the Fund may own up to 100% of the outstanding securities of investment funds, partnerships or special purpose entities used as a means of obtaining exposure to an underlying security, securities or market, so long as investment in the underlying securities represents less than 10% of the outstanding securities of any particular issuer.


   CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.


DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES

-    Futures contracts and related options on securities indexes

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(35)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities. For example, if the Manager expects a positive return forecast for a select


----------

repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


     (35) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

     group of companies in a particular market, but a negative return for that market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the market generally by selling equity futures or enter into a swap contract that is long a specific basket of securities and short the market generally.


   RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

-    There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar.

     The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

- The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

- The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets.

- The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.


GMO EVOLVING COUNTRIES FUND

   PERMITTED INVESTMENTS

EQUITY SECURITIES:

   Securities Listed on Evolving Country Stock Exchanges and Related Depository
       Receipts

   Preferred Stocks

   Warrants or Rights

- The Fund will have greater than 65% of its total assets invested in or exposed to(36) equity securities that are predominantly traded on Evolving Country exchanges.

- The Fund may invest in non-evolving markets countries that, based on information obtained by GMO, derive at least half of their revenues from trade with or production in developing countries.


OTHER EQUITY SECURITIES:

   Convertible Securities

   Depository Receipts: ADRs, GDRs, EDRs

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (open & closed-end)

   Unlisted Securities

   Illiquid Securities



----------




     (36) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   144A Securities

   Restricted Securities

   Securities Traded in Unregulated Securities Markets

   Indexed Securities

   Equity Futures and Related Options

   Exchange-traded and OTC Options on Securities and Indexes (including writing covered options)

   Equity Swap Contracts

   Contracts for Differences

   Private investment funds, vehicles or structures

   Debt-equity conversion funds

   Country Funds


- The Fund may also invest through investments funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of stocks listed in a particular developing country or region subject to obtaining any necessary local regulatory approvals, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment.



FIXED INCOME SECURITIES

   Bonds and Money Market Instruments in Canada, the U.S, and other industrialized nations and emerging securities markets.



- The Fund will have no more than 10% of its assets invested in or exposed to Fixed Income Securities other than cash equivalents or securities held on a temporary basis.

- The Fund may also invest, on a temporary basis, in debt securities issued by companies or governments in developing countries or money market securities of high-grade issuers in industrialized countries denominated in various currencies.


   CASH AND MONEY MARKET INSTRUMENTS

   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.


- The Fund will normally have no more than 5% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").



   FOREIGN CURRENCY TRANSACTIONS

- Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.


PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:


   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.


   SHORT SALES OF SECURITIES

-    Except when such sales are "against-the-box".


   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.


   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.


   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.


   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS


   OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by a Fund must be covered.

   OTHER INVESTMENT COMPANIES


- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.


   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.


   INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).


   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


   UNLISTED SECURITIES/UNREGULATED SECURITIES MARKETS

- No more than 25% of the Fund's total assets will be invested in shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets.

   DEBT-EQUITY CONVERSION FUNDS

- No more than 10% of the Fund's assets will be invested through debt-equity conversion funds.(37)


DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer. However, the Fund may own up to 100% of the outstanding securities of

----------


     (37) Debt-equity conversion funds may be established to exchange foreign bank debt of countries whose principal repayments are in arrears, into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

     investment funds, partnerships or special purpose entities used as a means of obtaining exposure to an underlying security, securities or market, so long as investment in the underlying securities represents less than 10% of the outstanding securities of any particular issuer.

   CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

   TYPES OF DERIVATIVES

-    Futures contracts and related options on securities indexes.

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

- Contracts for differences: equity swaps that contain both a long and short equity component.

   USES OF DERIVATIVES

   HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(38)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

   INVESTMENT



     - The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities. For example, if the Manager expects a positive return forecast for a select group of companies in a particular market, but a negative return for that market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the market generally by selling equity futures or enter into a swap contract that is long a specific basket of securities and short the market generally.

   RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that



----------

     (38) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

     stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

   LIMITATIONS ON THE USE OF DERIVATIVES

-    There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

- The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

- The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets.

- The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.


GMO GLOBAL PROPERTIES FUND

PERMITTED INVESTMENTS

   REAL ESTATE COMPANIES:

      Equity Real Estate Investment Trusts

      Mortgage Real Estate Investment Trusts

      Real Estate Brokers or Developers

      Issuers With Substantial Real Estate Holdings

- Under normal market conditions, at least 65% of the Fund's total assets will be invested in or exposed to(39) securities of Real Estate Companies principally traded in the securities markets of at least three countries (one of which may be the United States). Real Estate Companies are securities of issuers through the world which are principally engaged in or related to the real estate industry or which own significant real estate assets. The Fund will not invest directly in real estate.

   OTHER EQUITY INVESTMENTS:

      Common Stock

      Preferred Stock

      Convertible Securities

      Foreign Issues Traded in the U.S. and Abroad

      Depository Receipts: ADRs, GDRs, EDRs

      Investment Companies (open & closed-end)

      Illiquid Securities

      144A Securities

      Restricted Securities

   OTHER INVESTMENTS:

      Asset-Backed Securities

      Mortgage Backed, CMO's, Strips and Residuals

      Adjustable Rate Securities

      Lower Rated Fixed Income Securities

      Zero Coupon Securities

      Indexed Securities

      Firm Commitments (with banks or broker-dealers)

      Foreign Currency Exchange Transactions

      Exchange Traded Options


----------

     (39) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   DIRECT INVESTMENTS IN REAL ESTATE

- The Fund will not invest directly in real estate. However, under certain circumstances, the Fund may acquire direct real estate holdings because of the nature of its security holdings. As a mutual fund, the Fund must derive at least 90% of its gross income each year from investment in securities and other assets not including real estate.

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33% of its total assets.

   SHORT SALES OF SECURITIES

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

   INVESTMENT IN LOWER-RATED BONDS

- The Fund will not invest greater than 5% of its assets in lower-rated bonds.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- At least 50% of the Fund's total assets will be invested in U.S. government securities, cash, and money market instruments, or other securities where investment in such other securities is limited such that no more than 5% of the Fund's total assets is invested in the securities of a single issuer and the Fund owns not more than 10% of the outstanding securities of any issuer.

- No more than 25% of the Fund's total assets will be invested in the securities of a single issuer.

FIXED INCOME FUNDS

GMO DOMESTIC BOND FUND

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(40) "bonds" of U.S. issuers. "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities Issued by Federal, State, Local and Foreign Governments (traded in
       U.S. and abroad)

   Convertible Bonds

   Fixed Income Securities of Private Issuers

   Depository Receipts: ADRs, GDRs, EDRs

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (including closed-end funds)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Repurchase Agreements

   Reverse Repurchase Agreements

   Securities Purchased and Sold on a When-Issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Interest Rate/Bond Futures and Related Options

   Exchange-Traded and OTC Options on Securities and Indexes (including writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities Including Mortgage-backed, CMOs, Strips and Residuals

   Loan Participations (and other direct debt)

   Adjustable Rate Securities

   Zero Coupon Securities

   Dollar Roll Transactions

PROHIBITED INVESTMENTS AND PRACTICES

----------

     (40) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

-    Except when such sales are "against-the-box."

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   INVESTMENT IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

     INVESTMENT IN LOWER RATED SECURITIES

- The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The Fund will invest less than 5% of its assets in securities rated BBB-/Baa3 or less.

DIVERSIFICATION/CONCENTRATION

- The Fund will not purchase more than 10% of the outstanding securities of any

   DIVERSIFICATION

     issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

   DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

       TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities.

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

       USES OF DERIVATIVES

       HEDGING

- Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

       INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities.

       RISK MANAGEMENT

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

       LIMITATIONS ON THE USE OF DERIVATIVES

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO U.S. BOND/GLOBAL ALPHA A FUND

         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund will also invest up to 10% in debt securities (bonds, including convertible bonds and loans) of Emerging Countries. The Fund generally will be managed to have no more than 25% of the Fund's net asset value exposed to foreign bond markets and no more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(41) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities Issued By Federal, State, Local and Foreign Governments

   Convertible Bonds

   Fixed Income Securities of Private Issuers

   Depository Receipts: ADRs, GDRs, EDRs

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (including closed-end funds)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Reverse Repurchase Agreements

   Zero Coupon Securities

   Securities Purchased And Sold on a When-Issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Interest Rate/Bond Futures and Related Options

   Exchange-Traded and OTC Options on Securities and Indexes (including writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities Including Mortgage-Backed, CMOs, Strips and Residuals

   Loan Participations (and other direct debt)

   Sovereign Debt of Emerging Countries

   FOREIGN CURRENCY TRANSACTIONS

- The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

- The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(42) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

----------

     (41) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     (42) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33"% of its total assets.


   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES

   INVESTMENT IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by a Fund must be covered.

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER RATED SECURITIES

- The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT

- The Fund will not invest greater than 10% of its total assets in sovereign debt of Emerging Countries. These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND STRATEGY

- The fundamental strategy of the Fund requires that the Fund take active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets) created by such active positions will generally be small relative to the Fund's benchmark - less than 25% for example. However, the total of the exposures may be quite large. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The risk of the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other. This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

   TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities.

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

   USES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY)

   HEDGING

- Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

GMO U.S. BOND/GLOBAL ALPHA B FUND

         While the Fund seeks to outperform a U.S. fixed income benchmark, the Fund will also invest in foreign bond markets and foreign currencies and may hedge some or all of its exposure to domestic or foreign markets and currencies. The Fund generally will be managed to have no more than 25% of the Fund's net asset value exposed to foreign bond markets and no more than 25% of the Fund's net asset value exposed to foreign currencies. However, aggregate long and short positions in foreign bond markets and foreign currencies may equal up to 100% of the Fund's net asset value in each case.

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(43) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities Issued by Federal, State, Local And Foreign Governments

   Convertible Bonds

   Fixed Income Securities of Private Issuers

   Depository Receipts: ADRs, GDRs, EDRs

   Securities Purchased and Sold on a When-Issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Interest Rate/Bond Futures and Related Options

   Exchange-Traded and OTC Options on Securities and Indexes (including

----------

     (43) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (open & closed-end)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Reverse Repurchase Agreements

   Zero Coupon Securities

       writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities Including Mortgage-Backed, CMOs, Strips and Residuals

   FOREIGN CURRENCY TRANSACTIONS

- The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

- The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(44) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33"% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES

   DEBT SECURITIES OF EMERGING COUNTRIES

   INVESTMENT IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by a Fund must be covered.

----------

     (44) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER-RATED SECURITIES

- The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

   Derivatives and GMO's Global Bond Strategy

- The fundamental strategy of the Fund requires that the Fund take active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets) created by such active positions will generally be small relative to the Fund's benchmark - less than 25% for example. However, the total of the exposures may be quite large. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The risk of the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other. This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

   USES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

   HEDGING

- Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY

- Written put and call options on currencies and currency futures will always be covered.

   TRANSACTIONS

GMO INTERNATIONAL BOND FUND

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(45) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities Issued by Federal, State, Local and Foreign Governments

   Convertible Bonds

   Fixed Income Securities of Private Issuers

   Depository Receipts: ADRs, GDRs, EDRs

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (including closed-end funds)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Repurchase Agreements

   Reverse Repurchase Agreements

   Zero Coupon Securities

   Securities Purchased and Sold on a When-Issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Interest Rate/Bond Futures and Related Options

   Exchange-Traded and OTC Options on Securities and Indexes (including writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities Including Mortgage-Backed, CMOs, Strips and Residuals

   Loan Participations (and other direct debt)

   Sovereign Debt of Emerging Countries

   FOREIGN CURRENCY TRANSACTIONS

- The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

- The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(46) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33"% of its total assets.

   PLEDGING, HYPOTHECATING OR

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on

----------

     (45) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     (46) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

MORTGAGING FUND ASSETS

     futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES

   INVESTMENT IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by a Fund must be covered.

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER-RATED SECURITIES

- The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT

- The Fund will not invest greater than 10% of its total assets in sovereign debt of Emerging Countries. These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND STRATEGY

- The fundamental strategy of the Fund requires that the Fund take active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets) created by such active positions will generally be small relative to the Fund's benchmark - less than 25%, for example. However, the total of the exposures may be quite large. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The risk of the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other. This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

USES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY)

TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities.

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

   HEDGING

- Traditional Hedging: Bond futures, related options, bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

USES OF FOREIGN CURRENCY

TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(47) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities Issued by Federal, State, Local and Foreign Governments

   Convertible Bonds

   Fixed Income Securities of Private Issuers

   Depository Receipts: ADRs, GDRs, EDRs

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (including closed-end funds)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Reverse Repurchase Agreements

   Zero Coupon Securities

   Securities Purchased and Sold on a When-Issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Interest Rate/Bond Futures and Related Options

   Exchange-traded and OTC Options on Securities and Indexes (including writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities including Mortgage-backed, CMOs, Strips and Residuals

   Loan Participations (and other direct debt)

   Sovereign Debt of Emerging Countries

   FOREIGN CURRENCY TRANSACTIONS

- The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures

----------

     (47) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     and related options.

- The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(48) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33"% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES

   INVESTMENT IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by a Fund must be covered.

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their

----------

     (48) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

     carried value.

   INVESTMENT IN LOWER-RATED SECURITIES

- The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT

- The Fund will not invest more than 10% of its total assets in sovereign debt of Emerging Countries. These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

   DERIVATIVE INSTRUMENTS

       DERIVATIVES AND GMO'S GLOBAL BOND STRATEGY

- The fundamental strategy of the Fund requires that the Fund take active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets) created by such active positions will generally be small relative to the Fund's benchmark - less than 25% for example. However, the total of the exposures may be quite large. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The risk of the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other. This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

     Note: The Fund is a currency-hedged fund in that it will seek to limit its aggregate net exposure to foreign currencies (assuming complete offset of overweighted and underweighted positions across all currency markets) of not more than 25% of the Fund's net asset value. However, the Fund will not specifically hedge the currency exposure represented by the Fund's investments in foreign bonds and synthetic foreign currency denominated fixed income securities.

       TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities.

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

   USES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY)

   HEDGING

- Traditional Hedging: Bond futures, related options, bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

GMO GLOBAL BOND FUND

PERMITTED INVESTMENTS

   At least 65% of the Fund's total assets will be invested in or exposed to(49) "bonds." "Bonds" mean any fixed income obligations with an original maturity of two years or more, as well as "synthetic" bonds created by combining a futures contract or option on a fixed income security with cash, a cash equivalent investment or another fixed income security.

   Securities issued by Federal, State, Local and Foreign Governments

   Convertible bonds

   Fixed Income Securities of Private Issuers

   Depository Receipts: ADRs, GDRs, EDRs

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (including closed-end funds)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Repurchase Agreements

   Reverse Repurchase Agreements

   [Dollar Roll Transactions]

   Adjustable Rate Securities

   Zero Coupon Securities

   Securities Purchased and Sold on a When-Issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Interest Rate/Bond Futures and Related Options

   Exchange-Traded and OTC Options on Securities and Indexes (including writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities including Mortgage-backed, CMOs, Strips and Residuals

   Loan Participations (and other direct debt)

   Sovereign Debt of Emerging Countries

   FOREIGN CURRENCY TRANSACTIONS

- The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

- The Fund may also use synthetic bonds and synthetic foreign currency denominated securities(50) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

----------

     (49) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     (50) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   SHORT SALES OF SECURITIES

   INVESTMENT IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

-    The Fund will not own other Funds of GMO Trust.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER-RATED SECURITIES

- The average rating of securities in the portfolio will not be less than A+/A1 with non-rated securities excluded from the calculation of the average. The Fund will invest less than 25% of its assets in securities rated BBB-/Baa3 or less.

   SOVEREIGN DEBT

- The Fund will not invest greater than 10% of its total assets in sovereign debt of Emerging Countries. These include bonds, convertible bonds and Brady bonds, and loans of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa of the type invested in by the GMO Emerging Country Debt Fund.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

DERIVATIVE INSTRUMENTS

   DERIVATIVES AND GMO'S GLOBAL BOND STRATEGY

- The fundamental strategy of the Fund requires that the Fund take active over-weighted and under-weighted positions with respect to particular bond markets and currencies relative to the Fund's performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. The aggregate net exposure (assuming complete offset of over-weighted and under-weighted positions across all markets) created by such active positions will generally be small relative to the Fund's benchmark - less than 25%, for example. However, the total of the exposures may be quite large. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing no netting of positions) may exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The risk of the Fund relative to its benchmark, however, is expected to be significantly less than this since many markets are correlated, so that over-weighted and under-weighted positions will often offset each other. This means that losses relative to the benchmark from a declining bond or currency market that is over-weighted will often be offset by losses from a correlated bond or currency market that is under-weighted.

   TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities.

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

   USES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY)

   HEDGING

- Traditional Hedging: Bond futures, related options, bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

   USES OF FOREIGN CURRENCY TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

GMO EMERGING COUNTRY DEBT FUND

PERMITTED INVESTMENTS

   FIXED INCOME SECURITIES:

       Securities Issued by Federal, State, Local and Foreign Governments

       Convertible Bonds, Brady Bonds

       Sovereign Debt

       Private Issues

       Loan Participations (and other direct debt)

- At least 65% of the Fund's total assets will be invested in or exposed to(51) bonds.

- At least 50% of the Fund's total assets will be denominated in "hard" currencies such as the U.S. dollar, Japanese yen, British pound, Deutsch mark, French franc and Canadian dollar.

- At least 65% of the Fund's total assets will be invested in debt securities of

----------


     (51) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

     Emerging Countries.(52)

OTHER INVESTMENTS:

   Foreign Issues Traded in the U.S. and Abroad

   Investment Companies (open and closed-end)

   Preferred Stock

   Illiquid Securities

   144A Securities

   Restricted Securities

   Reverse Repurchase Agreements

   Securities Purchased and Sold on a When-issued or Delayed Delivery Basis

   Indexed Securities

   Firm Commitments (with banks or broker-dealers)

   Exchange-traded and OTC Options on Securities and Indexes (including writing covered options)

   Interest Rate Swap Contracts

   Total Return Swap Contracts

   Contracts for Differences

   Interest Rate Caps, Floors and Collars

   Asset-Backed Securities Including Mortgage-Backed, CMOs, Strips and Residuals

   FOREIGN CURRENCY TRANSACTIONS

- The Fund may invest in spot currency transactions, forward currency contracts, currency swap contracts, options on currencies, currency futures and related options.

- The Fund may also use synthetic bonds(53) and synthetic foreign currency denominated securities(54) to approximate desired risk/return profiles.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

-    Except when such sales are "against-the-box."

   BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. The Fund may loan securities valued at up to 33 1/3% of its total assets.

----------


     (52) Emerging Countries include countries in Asia, Latin America, the Middle East and Africa, as well as any country located in Europe that is not in the European Community.


          (53) For investment purposes, the Fund may combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities to create "synthetic" bonds.


          (54) The Fund may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security.

   PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is also not deemed to be a pledge or encumbrance.

   INVESTING IN SECURITIES ISSUED BY NORTHERN IRELAND COMPANIES

   INVESTING IN SECURITIES ISSUED BY IRANIAN COMPANIES

   INVESTING IN BANKRUPT CORPORATE SECURITIES

   SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES

   INVESTING IN REAL ESTATE

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT

RESTRICTIONS AND LIMITATIONS

   OPTIONS ON SECURITIES

- No more than 10% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-    Put and call options written by the Fund must be covered.

   OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company.

- No more than 5% of the Fund's net assets will be invested in any single investment company.

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate.

   ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

   INVESTMENT IN LOWER-RATED SECURITIES

- The Fund will not invest greater than 20% of its assets in securities rated below B-/B3. Non-rated securities are not subject to this policy.

- The average rating of securities in the portfolio will not be less than B+/B1, with non-rated securities excluded from the calculation of the average.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 25% of its assets in the securities of a single issuer.

   CONCENTRATION

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

- The Fund will not invest more than 25% of its total assets in securities issued by issuers in any one country (except U.S.).

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY)

   TYPES OF DERIVATIVES

- Futures contracts and related options on bonds or baskets or indexes of securities.

-    Options on bonds and other securities.

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences.

-    Structured notes.

   USES OF DERIVATIVES

   HEDGING

- Traditional Hedging: Bond futures, related options, Bond options and swap contracts used to hedge against a market or credit risk already generally present in the Fund.

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

   INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

   RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

- The Fund may use options, futures, related options and swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

   LIMITATIONS ON THE USE OF DERIVATIVES

-    There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with a derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

   TYPES OF FOREIGN CURRENCY TRANSACTIONS

-    Buying and selling spot currencies.

-    Forward foreign currency contracts.

-    Currency futures contracts and related options.

-    Options on currencies.

-    Currency swap contracts.

   USES OF FOREIGN CURRENCY

TRANSACTIONS

   HEDGING

- Traditional Hedging: The Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency, which the Manager believes is highly correlated to the currency being hedged.

   INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency-denominated securities.

   RISK MANAGEMENT

- Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long and short exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

   LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- Written put and call options on currencies and currency futures will always be covered.

- The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets.


GMO SHORT-TERM INCOME FUND

PERMITTED INVESTMENTS

   U.S. Government Securities

   Prime Commercial Paper

   Master Demand Notes

   Certificates of  Deposit

   Bankers' Acceptances

   Other Bank Obligations (including foreign branches of domestic banks)

   Foreign Securities

   Repurchase Agreements

   Adjustable Rate Securities

   High Quality Corporate Debt Securities (including those backed by pools of commercial or consumer finance loans)

- The dollar-weighted average portfolio maturity of the Fund will not exceed three years.

   The Fund may purchase any of the above instruments through firm commitment arrangements with domestic commercial banks and registered broker-dealers. The Fund may enter into repurchase agreements with such banks and broker-dealers with respect to any of the above instruments and with respect to longer term U.S. Government Securities or corporate debt securities rated at least "AA" by S&P or at least "AA" by Moody's. When the Fund has purchased a security subject to a repurchase agreement, the amount and maturity of the Fund's investment will be determined by reference to the amount and term of the repurchase agreement, not by reference to the underlying security.

PROHIBITED INVESTMENTS AND PRACTICES

   The Fund will not engage in the following practices except as indicated:

   DERIVATIVE INSTRUMENTS

- The Fund will not invest in options, futures, options on futures, forward foreign currency contracts or swap contracts.

   PURCHASING SECURITIES ON MARGIN

-    Except for short-term credits necessary for clearance of transactions.

   SHORT SALES OF SECURITIES

-    Except when such sales are "against-the-box."

   BORROWING MONEY

- Except that the Fund may borrow up to 5% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

   UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

   MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. The Fund may loan securities valued at up to 33"% of its total assets.

   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS

   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS

   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

RESTRICTIONS AND LIMITATIONS

   DEBT SECURITIES/CORPORATE DEBT SECURITIES

- At the time of investment, corporate debt securities and debt securities backed by pools of commercial or consumer finance loans must be rated at least "AA" by S&P or least "AA" by Moody's.

   CDS, BANKERS' ACCEPTANCES/OTHER BANK DEBT OBLIGATIONS

- At the time of investment, must be issued by banks having total assets of at least $2 billion as of the date of the bank's most recently published financial statements.

- The Fund may invest in CD's of $100,000 or less of domestic banks and savings and loan associations, regardless of total assets, if they are insured as to the principal by the FDIC or the Federal Savings and Loan Insurance Corporation.

   PRIME COMMERCIAL PAPER/MASTER

- At the time of investment, prime commercial paper and master Demand Notes demand notes must be rated "A-1" by S&P or "Prime-1" by Moody's or, if unrated, issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "AA" by Moody's.

   INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

   DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

   CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry, except that up to 100% of the Fund's assets may be invested in obligations issued by banks, and up to 15% of its assets in obligations issued by any one bank.

   ASSET ALLOCATION FUNDS

      ASSET ALLOCATION FUND:                        PERFORMANCE BENCHMARK:
      ----------------------                        ----------------------
   WORLD EQUITY ALLOCATION FUND                  WORLD-LITE EXTENDED INDEX

   GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND     GMO GLOBAL (U.S.+) EQUITY INDEX

   GMO GLOBAL BALANCED ALLOCATION FUND           LEHMAN BROTHERS AGGREGATE BOND
                                                    INDEX

   GMO INTERNATIONAL EQUITY ALLOCATION FUND      EAFE-LITE EXTENDED INDEX

General Objective: Invest in other series of GMO Trust to outperform a specified benchmark.


THE GMO ASSET ALLOCATION FUNDS (THE "FUNDS") ARE FUNDS-OF-FUNDS.

PERMITTED INVESTMENTS

The Funds will invest primarily in Class III shares of other Funds of GMO Trust as listed below.(55) In addition, the Funds may also hold cash and invest in short-term fixed income securities and high quality money market instruments such as securities issued by the U.S. Government and agencies thereof, bankers' acceptances, commercial paper and bank certificates of deposit.

Each of the Allocation Funds may invest in the other Funds of GMO Trust indicated below and within the limits specified below:

WORLD EQUITY ALLOCATION FUND

            AND

GLOBAL (U.S. +) EQUITY ALLOCATION FUND:

- THE WORLD EQUITY ALLOCATION AND THE GLOBAL (U.S.+) EQUITY FUNDS WILL INVEST TO VARYING EXTENTS IN THE FOLLOWING FUNDS: U. S. Core Fund, Value Fund, Growth Fund, Fundamental Value Fund, Small Cap Value Fund, Small Cap Growth Fund, REIT Fund, International Core Fund, Currency-Hedged International Core Fund, Foreign Fund, International Small Companies Fund, Japan Fund, Emerging Markets Fund and Evolving Countries Fund.

- THE WORLD EQUITY ALLOCATION AND THE GLOBAL (U.S.+) EQUITY ALLOCATION FUNDS MAY INVEST UP TO 15% OF THEIR RESPECTIVE NET ASSETS IN ANY COMBINATION OF THE FOLLOWING FUNDS: Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Inflation-Indexed Bond Fund, U.S. Bond/Global Alpha A Fund and U.S. Bond/Global Alpha B Fund.



--------

     (55) Investors in Asset Allocations Funds should be aware that the Asset Allocation Funds will indirectly engage in the practices which the underlying Funds in which they are invested engage.

INTERNATIONAL EQUITY ALLOCATION FUND:

- THE INTERNATIONAL EQUITY ALLOCATION FUND WILL INVEST TO VARYING EXTENTS IN THE FOLLOWING FUNDS: International Core Fund, Currency Hedged International Core Fund, Foreign Fund, International Small Companies Fund, Japan Fund, Emerging Markets Fund and Evolving Countries Fund.

- THE INTERNATIONAL EQUITY ALLOCATION FUND MAY INVEST UP TO 15% OF ITS NET ASSETS IN ANY COMBINATION OF THESE FUNDS: Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Inflation Indexed Bond Fund, U.S. Bond/Global Alpha A Fund and U.S. Bond/Global Alpha B Fund.

GLOBAL BALANCED ALLOCATION FUND:

- THE GLOBAL BALANCED ALLOCATION FUND WILL INVEST TO VARYING EXTENTS IN THE FOLLOWING FUNDS: U. S. Core Fund, Value Fund, Growth Fund, Fundamental Value Fund, Small Cap Value Fund, Small Cap Growth Fund, REIT Fund, International Core Fund, Currency Hedged International Core Fund, Foreign Fund, International Small Companies Fund, Japan Fund, Emerging Markets Fund and Evolving Countries Fund, Domestic Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Inflation-Indexed Bond Fund, U.S. Bond/Global Alpha A Fund and U.S. Bond/Global Alpha B Fund.


FIXED INCOME SECURITIES

- Global Balanced Allocation Fund has a fundamental policy that, under normal market conditions, it will invest in equity securities of underlying Funds such that at least 25% of its total assets will indirectly be invested in fixed income securities.

GMO U.S. SECTOR FUND


PERMITTED INVESTMENTS

EQUITY SECURITIES:                                 -        At least 65% of the Fund's total assets will be invested
   Domestic Common Stocks                                   in or exposed to(56) domestic common stocks.
   Convertible Securities                          -        Substantially all of the Fund's total assets will be
   Securities of Foreign Issuers (traded on U.S.            invested in or exposed to equity securities of at least 125
   Exchanges)                                               companies chosen from among the Wilshire 5000 Index .
                                                   -        The Fund's total assets will primarily be invested in or
                                                            exposed to the "Large Cap 1200".

OTHER EQUITY SECURITIES:


----------

         (56) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   Depository Receipts                               -        The U.S. Sector Fund may invest in the securities
   Illiquid Securities                                        identified in this Summary directly or through investment in
   144A Securities                                            other Funds of GMO Trust ("Underlying Funds").  Thus, the Fund
   Restricted Securities                                      may operate as a Fund-of-Funds.  The Fund may invest in any of
   Futures and Related Options on                             the following underlying Funds:
       Securities and Indexes
                                                                     GMO U. S. Core Fund.
   REITs                                                             GMO U. S. Growth Fund.
   Exchange-Traded and OTC Options on                                GMO U. S. Value Fund.
      Securities and Indexes                                         GMO U. S. Small Cap Growth Fund.
      (including writing covered options)                            GMO U. S. Small Cap Value Fund.
   Equity Swap Contracts                                             GMO U. S. REIT Fund.
   Contracts for Differences

                                                     -        Investors should review the Summary of Investment
                                                              Guidelines for each of these underlying Funds in
                                                              considering investment in the U.S. Sector Fund.


      The Fund will normally have greater than 95% of its total assets invested in or exposed to the securities of the two categories above.


CASH AND MONEY MARKET INSTRUMENTS                    -        The Fund will not normally have greater than 5% of its net
   Any short-term assets will be invested in                  assets exposed to cash and money market instruments.  This limitation
   cash or High Quality Money Market                          does not include cash and money market instruments in margin or other
   Instruments including securities issued by                 segregated accounts held against exposure achieved through derivative
   the U.S. government and agencies thereof,                  instruments ("equitized cash").
   bankers" acceptances, commercial paper,
   bank certificates of deposit and repurchase
   agreements

PROHIBITED INVESTMENTS AND PRACTICES
   The Fund will not engage in the following practices except as indicated:

PURCHASING SECURITIES ON MARGIN

-        Except for short-term credits necessary for clearance of transactions

SHORT SALES OF SECURITIES

-        Except when such sales are "against-the-box".

BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.

PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

   SELLING UNCOVERED PUT AND CALL
       OPTIONS ON SECURITIES OR INDEXES
   INVESTING IN REAL ESTATE
   INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
   PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
   PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS

   MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S
   MANAGEMENT


RESTRICTIONS AND LIMITATIONS

OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-        Put and call options written by a Fund must be covered.


ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION

DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

-        The Fund will be invested in the securities of at least 125 issuers.

CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.



DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVES

-        Futures contracts and related options on securities indexes.

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities.

- Contracts for differences: equity swaps that contain both a long and short equity component.


   USES OF DERIVATIVES

HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(57)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES

-        There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures


----------


         (57) The Fund may use such hedging to remove or reduce general market exposure (e.g., an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g., a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

         contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.


                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's Corporation ("Standard & Poor's") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's Corporation. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the maturity of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Services, Inc. The following is a summary of the ratings used by Moody's Investor Services, Inc. for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                              FINANCIAL STATEMENTS

         The Trust's audited financial statements for the fiscal year ended February 28, 1999 included in the Trust's Annual Reports filed with the Securities and Exchange Commission on May 10, 1999 pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican

Fund, the GMO Tax-Managed U.S. Equities Fund and the GMO Tax-Managed International Equities Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE-MAKE-UP SHEETS

         Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund and the Tax-Managed Funds) offering shares of beneficial interest as of February 28, 1999, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 1999.


U.S. Core Fund-Class II
   Net Assets at Value (Equivalent to $18.57 per share based on 2,244,091 shares of
beneficial interest outstanding)                                                                          $41,683,734
   Offering Price ($18.57 x 100/99.86) *                                                                       $18.60
Core Fund-Class III
   Net Assets at Value (Equivalent to $18.59 per share based on 95,765,511 shares of                   $1,780,010,556
beneficial interest outstanding)
Offering Price ($18.59 x 100/99.86)*                                                                           $18.62
Core Fund-Class IV
   Net Assets at Value (Equivalent to $18.58 per share based on 83,082,861 shares of                   $1,543,655,409
beneficial interest outstanding)
Offering Price ($18.58 x 100/99.86)*                                                                           $18.61
Tobacco-Free Core Fund-Class III
   Net Assets at Value (Equivalent to $14.26 per share based on 15,926,141 shares of
beneficial interest outstanding)                                                                         $227,158,485
   Offering Price ($14.26 x 100/99.86)*                                                                        $14.28
Value Fund-Class III
   Net Assets at Value (Equivalent to $10.40 per share based on 19,509,551 shares of                     $202,841,748
beneficial interest outstanding)
   Offering Price ($10.40 x 100/99.86) *                                                                       $10.41
Fundamental Value Fund-Class III
   Net Assets at Value (Equivalent to $7.07 per share based on 11,614,256 shares of
beneficial interest outstanding)                                                                          $82,061,827
   Offering Price ($7.07 x 100/99.85)*                                                                          $7.08
Growth Fund-Class III
   Net Assets at Value (Equivalent to $4.14 per share based on 38,161,658 shares of                      $158,084,241
beneficial interest outstanding)
   Offering Price ($4.14 x 100/99.86)*                                                                          $4.15
Small Cap Value Fund-Class III
   Net Assets at Value (Equivalent to $11.69 per share based on 29,733,908 shares of
beneficial interest outstanding)                                                                         $347,683,667
   Offering Price ($11.69 x 100/99.50)*                                                                        $11.75
Small Cap Growth Fund-Class III


*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

   Net Assets at Value (Equivalent to $10.88 per share based on 11,941,849 shares of
beneficial interest outstanding)                                                                         $129,983,371
   Offering Price ($10.88 x 100/99.50) *                                                                       $10.93
REIT Fund-Class III
   Net Assets at Value (Equivalent to $9.13 per share based on 15,679,339 shares of
beneficial interest outstanding)                                                                         $143,129,061
   Offering Price ($9.13 x 100/99.50) *                                                                         $9.18
International Core Fund-Class II
   Net Assets at Value (Equivalent to $20.33 per share  based on 900,016 shares of                        $18,295,165
beneficial interest outstanding)
   Offering Price ($20.33 x 100/99.40)*                                                                        $20.45
International Core Fund-Class III
   Net Assets at Value (Equivalent to $20.38 per share based on 98,063,484 shares of                   $1,998,447,051
beneficial interest outstanding)
   Offering Price ($20.38 x 100/99.40)*                                                                        $20.50
International Core Fund-Class IV
   Net Assets at Value (Equivalent to $20.37 per share based on 27,849,815 shares of                     $567,219,366
beneficial interest outstanding)
   Offering Price ($20.37 x 100/99.40)*                                                                        $20.49
Currency Hedged International Core Fund-Class III
   Net Assets at Value (Equivalent to $9.28 per share based on 10,505,539 shares of
beneficial interest outstanding)                                                                          $97,450,066
   Offering Price ($9.28 x 100/99.40)*                                                                          $9.34
Currency Hedged International Core Fund-Class IV
   Net Assets at Value (Equivalent to $9.27 per share based on 11,752,364 shares of
beneficial interest outstanding)                                                                         $108,955,994
   Offering Price ($9.27 x 100/99.40)*                                                                          $9.33
Foreign Fund-Class II
   Net Assets at Value (Equivalent to $11.79 per share based on 2,864,266 shares of                       $33,779,775
beneficial interest outstanding)
   Offering Price                                                                                              $11.79
Foreign Fund-Class III
   Net Assets at Value (Equivalent to $11.81 per share based on 78,531,599 shares of
beneficial interest outstanding)                                                                         $927,108,342
   Offering Price                                                                                              $11.81
Foreign Fund-Class IV
   Net Assets at Value (Equivalent to $11.81 per share based on 11,072,392 shares of
beneficial interest outstanding)                                                                         $130,759,656
   Offering Price                                                                                              $11.81
International Small Companies Fund-Class III
   Net Assets at Value (Equivalent to $11.02 per share based on 14,345,328 shares of
beneficial interest outstanding)                                                                         $158,141,534
   Offering Price ($11.02 x 100/99.00)*                                                                        $11.13
Japan Fund-Class III


*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

   Net Assets at Value (Equivalent to $6.20 per share based on 20,716,627 shares of                      $128,389,472
beneficial interest outstanding)
   Offering Price ($6.20 x 100/99.60)*                                                                          $6.22
Emerging Markets Fund-Class III
  Net Assets at Value (Equivalent to $6.31 per share based on 83,107,843 shares of                       $524,741,263
beneficial interest outstanding
   Offering Price ($6.31 x 100/98.40) *                                                                         $6.41
Emerging Markets Fund-Class IV
   Net Assets at Value (Equivalent to $6.31 per share based on 41,401,009 shares of                      $261,186,930
beneficial interest outstanding)
   Offering Price ($6.31 x 100/98.40)*                                                                          $6.41
Evolving Countries Fund-Class III
   Net Assets at Value (Equivalent to $5.74 per share based on 5,527,608 shares of
beneficial interest outstanding)                                                                          $31,718,289
   Offering Price ($5.74 x 100/98.4) *                                                                          $5.83
Asia Fund-Class III
  Net Assets at Value (Equivalent to $7.67 per share based on 10,094,391 shares of
beneficial interest outstanding)                                                                          $77,404,021
  Offering Price ($7.67 x 100/98.80) *                                                                          $7.76
Global Properties Fund-Class III
   Net Assets at Value (Equivalent to $7.96 per share based on 984,265 shares of
beneficial interest outstanding)                                                                           $7,831,831
   Offering Price ($7.96 x 100/99.40) *                                                                         $8.01
Global Hedged Equity Fund-Class III
   Net Assets at Value (Equivalent to $7.59 per share based on 6,678,751 shares of
beneficial interest outstanding)                                                                          $50,670,702
   Offering Price ($7.59 x 100/99.63) *                                                                         $7.62
Domestic Bond Fund-Class III
   Net Assets at Value (Equivalent to $9.65 per share based on 18,150,835 shares of                      $175,070,670
beneficial interest outstanding)
   Offering Price                                                                                               $9.65
U.S. Bond/Global Alpha A Fund-Class III
   Net Assets at Value (Equivalent to $10.23 per share based on 14,047,932 shares of
beneficial interest outstanding)                                                                         $143,702,899
   Offering Price ($10.23 x 100/99.85) *                                                                       $10.25
U.S. Bond/Global Alpha B Fund-Class III
   Net Assets at Value (Equivalent to $7.18 per share based on 19,250,632 shares of
beneficial interest outstanding)                                                                         $138,146,240
   Offering Price ($7.18 x 100/99.85) *                                                                         $7.19
International Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.06 per share based on 18,065,517 shares of
beneficial interest outstanding)                                                                         $181,828,896
   Offering Price ($10.06 x 100/99.85)*                                                                        $10.08


*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

Currency Hedged International Bond Fund-Class III
   Net Assets at Value (Equivalent to $10.47 per share based on 30,919,079 shares of
beneficial interest outstanding)                                                                         $323,711,300
   Offering Price ($10.47 x 100/99.85) *                                                                       $10.49
Global Bond Fund-Class III
   Net Assets at Value (Equivalent to $9.87 per share based on 16,536,313 shares of
beneficial interest outstanding)                                                                         $163,210,494
   Offering Price ($9.87 x 100/99.85)*                                                                          $9.88
Emerging Country Debt Fund-Class III
   Net Assets at Value (Equivalent to $6.89 per share based on 65,316,585 shares of
beneficial interest outstanding)                                                                         $450,336,336
   Offering Price ($6.89 x 100/99.50)*                                                                          $6.92
Emerging Country Debt Fund-Class IV
   Net Assets at Value (Equivalent to $6.90 per share based on 46,885,196 shares of
beneficial interest outstanding)                                                                         $323,284,624
   Offering Price ($6.90 x 100/99.50)*                                                                          $6.93
Short-Term Income Fund-Class III
Net Assets at Value (Equivalent to $9.63 per share based on 5,543,812 shares of
beneficial interest outstanding)                                                                          $53,387,397
   Offering Price                                                                                               $9.63
Inflation Indexed Bond Fund-Class III
   Net Assets at Value (Equivalent to $9.88 per share based on 2,544,042 shares of
beneficial interest outstanding)                                                                          $25,147,410
   Offering Price ($9.88 x 100/99.90) *                                                                         $9.89
Emerging Country Debt Share Fund
  Net Assets at Value (Equivalent to $6.84 per share based on 6,024,383 shares of
beneficial interest outstanding) *                                                                        $41,215,717
  Offering Price                                                                                                $6.84
International Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $8.28 per share based on 10,891,670 shares of
beneficial interest outstanding)                                                                          $90,161,168
   Offering Price ($8.28 x 100/99.20) *                                                                         $8.35
World Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $8.52 per share based on 3,472,311 shares of
beneficial interest outstanding)                                                                          $29,581,806
   Offering Price ($8.52 x 100/99.34)*                                                                          $8.58
Global (U.S.+) Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $8.85 per share based on 3,670,478 shares of
beneficial interest outstanding)                                                                          $32,473,608
   Offering Price ($8.85 x 100/99.53) *                                                                         $8.89
Global Balanced Allocation Fund-Class III
   Net Assets at Value (Equivalent to $10.51 per share based on 12,144,101 shares of                     $127,600,424
beneficial interest outstanding)
   Offering Price ($10.51 x 100/99.65)*                                                                        $10.55


*Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

U.S. Sector Fund-Class III
   Net Assets at Value (Equivalent to $4.63 per share based on 3,636,151 shares of                        $16,830,002
beneficial interest outstanding)
   Offering Price ($4.63 x 100/99.73)*                                                                          $4.64

                       GMO TAX-MANAGED U.S. EQUITIES FUND
                   GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
                   40 Rowes Wharf, Boston, Massachusetts 02110


         The GMO TAX-MANAGED U.S. EQUITIES FUND (the "TAX-MANAGED U.S. EQUITIES FUND") and the GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND (the "TAX-MANAGED INTERNATIONAL EQUITIES FUND") (each a "FUND" and collectively the "FUNDS") are two of thirty-six separate investment portfolios currently offered by GMO TRUST (the "TRUST"), an open-end management investment company. The other portfolios are offered pursuant to separate prospectuses. GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (the "MANAGER" or "GMO") is the investment manager for each of the Funds.




                              INVESTMENT MANAGER &
                             CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC




                       Tel: (617) 346-7646 (call collect)
                               Fax: (617) 439-4192




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



PROSPECTUS                                                        JUNE 30, 1999

                               -TABLE OF CONTENTS



FUND OBJECTIVES AND SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES................5

   GMO TAX-MANAGED U.S. EQUITIES FUND.........................................6
   GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND................................7

SUMMARY OF PRINCIPAL RISKS....................................................8

FEES AND EXPENSES............................................................12

BENCHMARKS AND INDEXES.......................................................13

DETERMINATION OF NET ASSET VALUE.............................................14

SPECIAL INFORMATION ON REDEMPTIONS IN KIND...................................15

TAXES........................................................................15

MANAGEMENT OF THE TRUST......................................................16

FINANCIAL HIGHLIGHTS.........................................................17

ADDITIONAL INFORMATION.......................................................18

PURCHASE AND SALE INFORMATION................................................18

SHAREHOLDER INQUIRIES........................................................18

                         SUMMARY OF FUND OBJECTIVES AND
                         PRINCIPAL INVESTMENT STRATEGIES

         This summary describes each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the Summary. The INVESTMENT GUIDELINES contain a more complete description of each Fund's possible investments and strategies. These Guidelines are in the Statement of Additional Information or are available separately. See the back cover of the Prospectus for information about how to receive the Statement of Additional Information or the Investment Guidelines.



         PRINCIPAL RISKS. Investing in mutual funds involves risk and it is possible to lose money on an investment in a Fund. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Because each of the Funds has different investments and employs different strategies, each Fund's risk profile is different. Investors should refer to the SUMMARY OF PRINCIPAL Risks in the Prospectus at page 6 for a discussion of the principal risks of investing in a Fund. See the Statement of Additional Information for more complete information about the risks of specific Fund investments and strategies.


         An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


         In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.


         The Funds are managed and/or meant to be measured relative to a specified benchmark or index. While the Funds may be managed or measured relative to these benchmarks or indexes, neither of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark or index. The benchmark or index against which the Manager measures its performance (the "GMO Benchmark") is listed immediately below the relevant Fund's name under "Fund Objectives and Principal Investment Strategies" and may be changed from time to time. Some general information about the benchmarks and indexes is provided under "Benchmarks and Indexes" later in this Prospectus.

         Each Fund may employ various strategies designed to minimize the impact of taxes on investors' returns. The Manager will seek to control portfolio turnover in order to defer the realization and minimize the distributions of capital gains. The Manager may, when appropriate, sell securities in order to realize capital losses. Losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions. In addition, when making sales of specific securities, the Manager considers strategies, such as selling securities with the highest cost basis, to minimize capital gains. The Manager also plans to meet redemption requests through in-kind redemptions, that is, to pay the redemption price in whole or in part by a distribution of appreciated securities held by the Fund in lieu of cash. By redeeming a shareholder in-kind with appreciated securities, the Fund will generally not be required to distribute the capital gains in those securities to the shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash.

         Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Trustee without shareholder approval.

                       GMO TAX-MANAGED U.S. EQUITIES FUND

                                                                      FUND CODES
FUND INCEPTION DATE: 7/23/98                                    Ticker          Symbol       Cusip
                                                   -----------------------------------------------
                                                   Class III     n/a              n/a       362008 71 6

                  OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE: The GMO Tax-Managed U.S. Equities Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's current benchmark is the GMO S&P 500 (After Tax).

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund pursues a disciplined long-term value approach that emphasizes high quality companies (those less affected by adverse economic conditions) and undervalued sectors. The Manager uses a macroeconomic approach to analyze and allocate to sectors that represent the best long-term value. The Manager selects individual stocks based, in part, on a proprietary dividend discount model. The Manager then uses a tax-sensitive optimization process to evaluate a stock's return forecast and how much risk the stock adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.


RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 6.


No performance information is included in this section because the Fund commenced operations in 1998.

GMO TAX-MANAGED INTERNATIONAL
   EQUITIES FUND

                                                                        FUND CODES
FUND INCEPTION DATE: 7/29/98                                    Ticker          Symbol       Cusip
                                                   --------------------------------------------------
                                                   Class III    GTMIX           n/a       362008 66 6

                  OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

INVESTMENT OBJECTIVE: The GMO Tax-Managed International Equities Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's current benchmark is the GMO EAFE (After Tax).

INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies in developed markets in the MSCI Perspectives universe, which includes issuers in the MSCI EAFE index, small companies and Canadian companies.
The Fund may also use derivatives.

PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may invest a portion of its assets in securities of emerging markets issuers chosen from the IFC Global Emerging Markets database. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund pursues a disciplined long-term value approach that emphasizes high quality companies (those less affected by adverse economic conditions). The Manager uses a macroeconomic approach to analyze and allocate to countries, sectors and currencies that represent the best long-term value. The Manager selects individual stocks based, in part, on a proprietary dividend discount model. The Manager then uses a tax-sensitive optimization process to weigh the trade off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.


RISKS: The most significant risks of an investment in GMO Tax-Managed International Equities Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks" on page 6.


No performance information is included in this section because the Fund commenced operations in 1998.

                           SUMMARY OF PRINCIPAL RISKS

         The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you can lose money by investing in the Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Funds could be subject to additional principal risks because the types of investments made by each Fund change over time. The "Investment Guidelines" for each Fund set forth in the Statement of Additional Information include more information about the Funds and their investments. Copies of the Investment Guidelines and copies of the complete Statement of Additional Information are available free of charge by contacting the Manager.

         - MARKET RISK. Both of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. The following summarizes certain general market risks associated with investments in equity securities.

         EQUITY SECURITIES. A principal risk of each Fund is that the equity securities held by the Fund will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         The Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

         Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. Such companies may have experienced adverse business developments or may be subject to special risks. Other factors may also have caused their securities to be out of favor. However, these securities bear the risk that the companies may not overcome the adversity or that the market does not recognize the value of the company, such that the price of the securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager with both Funds, both Funds will be exposed to these risks.

         Growth Securities Risk. Some equity securities (generally known as "growth securities") are purchased primarily because it is believed that the companies issuing the securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. As a general rule, growth securities often are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. Both of the Funds may invest to a significant extent in growth securities, and therefore both Funds are subject to these risks.

          - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. Both Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. Each Fund may invest to a significant extent in the securities of smaller companies.

         - DERIVATIVES RISK. Both of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, indexes and currencies without actually selling current assets and purchasing different assets. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sales and purchases of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, please see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of Additional Information.

         The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

         - FOREIGN INVESTMENT RISK Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

         While both Funds are exposed to these risks to some extent, these risks will be particularly pronounced for the Tax-Managed International Equities Fund, which expects to invest a significant portion of its assets in foreign securities.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are denominated or currencies in which a Fund has taken an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

         The Tax-Managed International Equity Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. In the case of cross-hedging positions, currency risk also includes the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy-hedge. This Fund may also take active currency positions and may cross-hedge currency exposure represented by its securities exposure into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments.

          All Funds that invest or trade in foreign currencies or in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the Tax-Managed International Equities Fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

         - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Neither Fund is "diversified" within the meaning of the 1940 Act. This means they are permitted to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk.

         - LEVERAGING RISK. Each Fund's portfolio may at times be economically leveraged when the Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions.

         Additionally, both Funds may invest in derivatives and may enter into reverse repurchase agreements. While neither Fund intends to use derivatives to create net exposure to securities, currencies or other assets in amounts greater than the total assets of the Fund, the Funds will often consider derivative instruments as offsetting one another or other assets such that only the net difference in the value of the derivatives and/or assets that are offsetting will be considered for these purposes. In these cases, to the extent that the offsetting positions do not behave in relation to one another as expected, the Funds may perform as if they were leveraged.

         This same compounding of risks can occur in the Tax-Managed International Equities Fund, which may take on simultaneous long and short positions in different currencies. While these long and short positions are managed such that the Fund's net investment in foreign currency does not exceed the Fund's net assets, a lack of correlation between currencies (which may or may not be anticipated by the Manager) may expose more than one hundred percent of the Fund's assets to currency risk. Similarly, the Funds may take long and short positions on equity securities and/or "baskets" of equity securities, including simultaneous positions through the use of a single derivative instrument such as a swap contract or other over-the-counter derivative instrument. A lack of correlation between the equity securities that are the subject of these instruments (which may or may not be anticipated by the Manager) could expose more than 100% of the Fund's portfolio to equity securities risk.

         - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

         Although the Funds do not expect to have a significant portion of their portfolios invested in fixed income securities, the Funds are nonetheless exposed to credit risk because they may make substantial use of OTC derivatives (such as forward foreign currency contracts and swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

         - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities and foreign equities.

         - SPECIAL YEAR 2000 RISK CONSIDERATIONS. Many of the services provided to the Funds depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Funds' service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. GMO, as well as the Funds' administrator, transfer agent, custodian and other service providers, have reported that each is working toward mitigating the risks associated with the "Year 2000 problem." However, there can be no assurance that the problems will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the Year 2000 problem will not have an adverse effect on the entities whose securities are held by the Fund or on U.S or global markets generally.

                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of a Fund.


  GMO FUND NAME     PURCHASE AND REDEMPTION                           ANNUAL FUND OPERATING EXPENSES
                              FEES                            (expenses that are deducted from Fund assets)
                     (fees paid directly to
                      Fund at purchase or
                          redemption)
-----------------------------------------------------------------------------------------------------------------------------------
                       Cash           Redemption    Investment   Shareholder       Other       TOTAL           Expense      NET
                      Purchase          Fees        Management   Service Fee(3)   Expenses   OPERATING    Reimbursement(4) EXPENSES
                      Premium        (as a % of        Fee                                    EXPENSES
                     (as a %           amount
                     of amount       redeemed)(1)
                     invested)(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S.     0.14%(2)        None            0.33%          0.15%         1.29%       1.77%          1.29%          0.48%
 Equities Fund -
    Class III

   Tax-Managed        0.60%(2)        None            0.54%          0.15%         2.16%       2.85%          2.16%          0.69%
  International
 Equities Fund -
    Class III


NOTES TO FEES AND EXPENSES

1. Purchase premiums and redemption fees generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Manager may reduce these fees in certain limited circumstances described below.


         Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, in the case of in-kind purchases involving transfers of large positions in markets where the cost of re-registration and/or other transfer expenses are high, the Tax-Managed International Equities Fund may charge a premium of up to 0.10% on in-kind purchases.


2. The purchase premium and/or redemption fee for this Fund may generally not be waived due to offsetting transactions, and may be waived in only rare circumstances. The premium or fee will only be waived for this Fund (i) if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) during periods (expected to exist only rarely) when the Manager determines that the Fund is either substantially overweighted or underweighted with respect to its cash position so that a redemption or purchase will not require a securities transaction, or (iii) in certain other instances (not including offsetting transactions) where it is compelling to the Manager that the purchase or redemption will not result in transaction costs to the Fund. Any waiver with respect to this Fund must be arranged in advance with the Manager.

3. Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services. The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

4. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2000 to the extent that the Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed the percentage of that Fund's daily net assets set forth under the heading "Investment Management Fee" for each Fund.


                                    EXAMPLES


The examples below illustrate the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower. Except as otherwise noted, the expenses shown assume no reimbursement of expenses by the Manager.



                                                                EXAMPLE 1:
                                                Assuming you redeem your shares                        EXAMPLE 2:
                                                   at the end of each period              Assuming you do not redeem your shares
          GMO FUND NAME                          1 Year   3 Years   5 Years   10 Years      1 Year  3 Years   5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
                                                        (after reimbursement)                      (after reimbursement)
Tax-Managed U.S Equities Fund - Class III           $63     $445       $851     $1,988        $63      $445      $851    $1,988
Tax-Managed International Equities Fund -
Class III                                          $130     $734     $1,364     $3,062       $130      $734    $1,364    $3,062



                             BENCHMARKS AND INDEXES

         For each of the Funds, the GMO benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table in that it is measured on an "after tax" basis. This means that the Manager measures the relevant Fund's after tax performance against the Manager's calculation of the after tax performance of the relevant benchmark. Some general information about each benchmark and index referred to in this Prospectus is provided in the table below.

       ABBREVIATION                  FULL NAME              SPONSOR OR PUBLISHER                   DESCRIPTION
GMO S&P 500 (after tax)      GMO S&P 500 Index (after    GMO                          GMO calculates this index by
                             tax)                                                     applying a 40% tax (credit) on
                                                                                      short-term realized capital gains
                                                                                      (losses), a 40% tax on income, and a
                                                                                      20% tax (credit) on long-term
                                                                                      realized capital gains (losses) on
                                                                                      the securities comprising the S&P
                                                                                      500 Index

GMO EAFE (after tax)         GMO EAFE Index (after tax)  GMO                          GMO calculates this index by
                                                                                      applying a 40% tax (credit) on
                                                                                      short-term realized capital gains
                                                                                      (losses), a 40% tax on income, and a
                                                                                      20% tax (credit) on long-term
                                                                                      realized capital gains (losses) on
                                                                                      the securities comprising the MSCI
                                                                                      EAFE Index

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of a share is determined for each Fund once on each day on which the New York Stock Exchange is open, except that a Fund may not determine its net asset value on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund. Net asset value is determined as of 4:15 p.m., New York City Time. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but that exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.

         All other fixed income securities (which include bonds, loans and structured notes) and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. While the Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. However, the Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to suspect that a price supplied may not be reliable.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and values of foreign options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction.

         Because foreign securities, options on foreign securities and foreign futures are quoted in foreign currencies, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

                   SPECIAL INFORMATION ON REDEMPTIONS IN KIND

         General information relating to the purchase and redemption of Fund shares is contained in the GMO Trust Shareholder's Manual. In addition, investors in the Tax-Managed Funds should be aware that they may be more likely to have a redemption request honored "in kind" than shareholders of other funds. More specifically, if the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Any in kind redemptions will be of readily marketable securities to the extent available. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

                                      TAXES

         The following is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisors about the precise tax consequences of an investment in a Fund in light of each shareholder's particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

- Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

- Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such (generally at a 20% rate for noncorporate shareholders). Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, shareholders should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Shareholders purchasing shares just prior to a taxable distribution will receive a return of investment upon distribution that nevertheless will be taxable to them.

- A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends or interest. In that case, such Fund's yield on those securities would be decreased. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

- In addition, a Fund's investments in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate such Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of such Fund's distributions and may cause such Fund to liquidate other investments to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

- Any gain resulting from the sale or exchange of your shares, including a redemption in kind, will generally also be subject to tax.


                             MANAGEMENT OF THE TRUST

         The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager" or "GMO") which provides investment advisory services to a substantial number of institutional and other investors. Each of the following four members holds a greater than 5% interest in the Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo and Kingsley Durant.

         Under separate Management Contracts with each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

         Each Management Contract provides for payment to the Manager of a management fee at the stated annual rates set forth under "Fees and Expenses." The management fee is computed and accrued daily, and paid monthly. In addition, with respect to each Fund, the Manager has contractually agreed to reimburse each Fund and to bear certain Fund expenses until at least June 30, 2000 in order to limit each Fund's annual expenses to specified limits (with certain exclusions). These limits and the terms applicable to them are described under "Fees and Expenses."

         Mr. R. Jeremy Grantham and Mr. Nardin Baker have been primarily responsible for the day-to-day management of the Tax-Managed U.S. Equities Fund and the Tax-Managed International Equities Fund since the Funds' inception in 1998. Mr. Grantham is a founding partner of the Manager, currently serves as a member of the Manager, and has been engaged by the Manager in portfolio management since the Manager's inception in 1977. Mr. Baker has been engaged by the Manager in portfolio management since 1995. Before that, Mr. Baker was the Director of the Quantitative Equity group at National Investment Services.

         Pursuant to a Servicing Agreement with the Trust on behalf of each class of shares of each Fund of the Trust, GMO, in its capacity as the Trust's shareholder servicer (the "Shareholder Servicer"), provides direct client service, maintenance and reporting to shareholders of each class of shares. Such servicing and reporting services include, without limitation, professional and informative reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in the correction and maintenance of client-related information.

                              FINANCIAL HIGHLIGHTS
             (For a Share outstanding throughout each period shown)

                                                                                                       Class III Shares
                                                                                                       ----------------
TAX-MANAGED U.S. EQUITIES FUND                                                                    Period from July 23, 1998
                                                                                                 (commencement of operations)
                                                                                                   through February 28, 1999
                                                                                                   -------------------------
Net asset value, beginning of period.............................................................         $10.00
Income from investment operations:
    Net investment income........................................................................           0.09
    Net realized and unrealized gain.............................................................           0.65
                                                                                                          ------
          Total from investment operations.......................................................           0.74
                                                                                                          ------
Less distributions to shareholders:
     From net investment income..................................................................          (0.07)
                                                                                                          ------
          Total distributions....................................................................          (0.07)
                                                                                                          ------
Net asset value, end of period...................................................................         $10.67
                                                                                                          ======
Total Return (a).................................................................................           7.48%
Ratios/Supplemental Data:
     Net assets, end of period (000's)...........................................................         $8,116
     Net expenses to average daily net assets....................................................           0.48%*
     Net investment income to average daily net assets...........................................           1.30%*
     Portfolio turnover rate.....................................................................             33%
     Fees and expenses voluntarily waived or borne by the
           Manager consisted of the following per share amount:..................................          $0.10


*        Annualized.

(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

TAX-MANAGED INTERNATIONAL EQUITIES FUND                                                                  Class III Shares
                                                                                                         ----------------
                                                                                                     Period from July 29, 1998
                                                                                                   (commencement of operations)
                                                                                                     through February 28, 1999
                                                                                                     -------------------------
Net asset value, beginning of period.................................................................        $10.00
Income (loss) from investment operations:
     Net investment income...........................................................................          0.04
     Net realized and unrealized loss................................................................         (0.28)
                                                                                                             ------
          Total from investment operations...........................................................         (0.24)
                                                                                                             ------
Less distributions to shareholders:
     From net investment income......................................................................         (0.04)
     In excess of net investment income..............................................................         (0.01)
                                                                                                             ------
          Total distributions........................................................................         (0.05)
                                                                                                             ------
Net asset value, end of period.......................................................................         $9.71
                                                                                                             ======
Total Return (a).....................................................................................         (2.44%)
Ratios/Supplemental Data:
     Net assets, end of period (000's)...............................................................       $18,529
     Net expenses to average daily net assets........................................................          0.69%*
     Net investment income to average daily net assets...............................................          0.87%*
     Portfolio turnover rate.........................................................................            20%
     Fees and expenses voluntarily waived or borne by
          the Manager consisted of the following per
          share amount: .............................................................................         $0.12

*        Annualized.

(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

The financial highlight tables are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request.

                             ADDITIONAL INFORMATION

         Additional information about each Fund's investments is available in the relevant Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The annual and semi-annual reports, and the Funds' Statement of Additional Information dated June 30, 1999, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement, which contains more detailed information about each Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

         Information about each Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


                          PURCHASE AND SALE INFORMATION


         Information regarding the purchase and sale of Fund shares and eligibility requirements for other classes of shares is contained in a separate document, the GMO Trust Shareholder's Manual. The Manual accompanies this Prospectus, has been filed with the SEC and is incorporated by reference into this Prospectus. Additional copies of the Manual are available free of charge by contacting the Manager.



                              SHAREHOLDER INQUIRIES
                       Shareholders may request additional
                    information from and direct inquiries to:

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC,
                        40 ROWES WHARF, BOSTON, MA 02110
                          (617) 346-7646 (CALL COLLECT)


                                      INVESTMENT COMPANY ACT FILE NO.  811-4347

                       GMO TAX-MANAGED U.S. EQUITIES FUND
                   GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND



                       STATEMENT OF ADDITIONAL INFORMATION



                                  June 30, 1999



This Statement of Additional Information is not a prospectus. It relates to the combined GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund Prospectus dated June 30, 1999, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus (including the GMO Trust Shareholder's Manual dated June 30, 1999) is incorporated by reference into this Statement of Additional Information. The Prospectus and Shareholder's Manual may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS


                                                                        Page

INVESTMENT OBJECTIVES AND POLICIES........................................3


DESCRIPTIONS AND RISKS OF FUND INVESTMENTS................................3


INVESTMENT RESTRICTIONS..................................................26


MANAGEMENT OF THE TRUST..................................................28


INVESTMENT ADVISORY AND OTHER SERVICES...................................31


PORTFOLIO TRANSACTIONS...................................................33


DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.........................34


VOTING RIGHTS............................................................36


SHAREHOLDER AND TRUSTEE LIABILITY........................................36


BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES.....................37


DISTRIBUTIONS............................................................38


TAXES....................................................................38


PERFORMANCE INFORMATION..................................................42


INVESTMENT GUIDELINES....................................................45


FINANCIAL STATEMENTS.....................................................53


SPECIMEN PRICE-MAKE-UP SHEET.............................................53

                       INVESTMENT OBJECTIVES AND POLICIES


         The principal strategies and risks of investing in the GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund (each a "Fund" and together the "Funds") are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of the various investment practices in which the Funds may engage and the risks associated with their use. Each Fund may not necessarily engage in all practices described below. Please refer to "Fund Objectives and Principal Strategies" in the Prospectus and "Investment Guidelines" in this Statement of Additional Information for additional information regarding which practices a particular Fund may engage in.

PORTFOLIO TURNOVER

         The after-tax impact of portfolio turnover will be considered when making investment decisions for the Funds. The historical portfolio turnover rates for each Fund are shown under the heading "Financial Highlights" in the Prospectus.

         In any particular year, market conditions may well result in greater rates than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Taxes" in the Prospectus and "Distributions" and "Taxation" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

         The Funds are both "non-diversified" funds under the 1940 Act, and as such are not required to satisfy the "diversified" fund requirement set forth in the 1940 Act. As non-diversified funds, each of the Funds is permitted to (but not required to) invest a higher percentage of its assets in the securities of fewer issuers, relative to diversified funds. Such concentration could increase the risk of loss to each Fund should there be a decline in the market value of any one portfolio security, relative to diversified funds. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. Each Fund, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended.

CERTAIN RISKS OF FOREIGN INVESTMENTS

         GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.


         EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the U.S. and developed foreign securities markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign securities markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.


         In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.


         INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Tax-Managed International Equities Fund in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.




         Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The recent return of Hong Kong to China will continue to affect the region.


         Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

         In the latter half of 1997, the region began experiencing increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.


         DIRECT INVESTMENT IN RUSSIAN SECURITIES. The Tax-Managed International Equities Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.


         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When the Fund invests in a

Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING


         A Fund may make secured loans of portfolio securities amounting to not more than one-third of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by liquid securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of the Funds that are compensated based on a percentage of each Fund's return on the securities lending activity. The Funds also pay various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.


DEPOSITORY RECEIPTS


         A Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


CONVERTIBLE SECURITIES

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the


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common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

FUTURES AND OPTIONS

         The Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

         The use of futures contracts, option contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.


OPTIONS. As has been noted above, a Fund which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options");
(2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. A Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

         Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security,



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the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

         A call option on a security is "covered" if the relevant Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, U.S. Government Securities or other liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


         If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or high grade debt obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.


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         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

         A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.


         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.


         The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.


RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased,


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

in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.


         An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.


         The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.


         The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.


FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price.


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

A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Under U.S. law, futures contracts on individual equity securities are not permitted.

         The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash or U.S. Government Securities generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

         The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.


INDEX FUTURES. Each of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). For example, the Tax-Managed U.S. Equities Fund may purchase Index Futures on the S&P 500 ("S&P 500 Index Futures") and on such other domestic stock indexes as the Manager may deem appropriate, and the Tax-Managed International Equities Fund may



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purchase Index Futures on such foreign stock indexes as the Manager may deem appropriate, including those which trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC.


         An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.


         For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).


         Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.


         A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of S&P 500 Index Futures, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.


         The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary


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

price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.


OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.


RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.


         A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.


         A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead



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decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.


         The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


         Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES


RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not segregate assets equal to the



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face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, a Fund may sell equity index futures if it wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

         When any Fund purchases futures contracts for investment, it will maintain cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

         Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, it will maintain cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund segregates an amount of cash, U.S. Government Securities and other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.



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Limitations on the Use of Options and Futures Portfolio Strategies. As noted
above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.



         The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.


SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS


         A Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options. The use of swap contracts and other two-party contracts involves risk.



         SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.



         INTEREST RATE AND CURRENCY SWAPS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).


         EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.


         If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. A Fund will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of the Fund's net assets.



         Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. A Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences. A Fund will only enter into contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. A Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket resulting in a loss to a Fund, even in circumstances where the securities in both the long and short baskets appreciate in value.



         Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, the Funds will maintain cash, U.S. Government Securities or liquid assets in a segregated account with its custodian in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.



         A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swaps contracts as described above, does not exceed 10% of the Fund's net assets.



         INTEREST RATE CAPS, FLOORS AND COLLARS. A Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, a Fund will maintain cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to segregate assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-segregated futures contracts. A Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to each Fund's limitation on investment in illiquid securities.


FOREIGN CURRENCY TRANSACTIONS


         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the recent introduction of the "euro" (a common currency unit for the European Union) in January 1999. These and other currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.



         A Fund may be permitted to invest in securities denominated in foreign currencies and may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. A Fund may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and a Fund's performance benchmark.


         Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quality of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.


         A Fund may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.



         Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.



         Third, a Fund may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, a Fund assumes the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.



         A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, a Fund may be required to forego the benefits of advantageous changes in the exchange rates.



         A Fund may also enter foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of the Fund's net assets.

         Except to the extent that a Fund may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, it will maintain cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.



         A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that a Fund may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, such Fund will maintain an amount of cash, U.S. Government Securities or other high grade debt obligations in a segregated account with its custodian equal in value to the difference. Alternatively, a Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.


REPURCHASE AGREEMENTS


         A Fund may enter into repurchase agreements with banks and broker-dealers by which it acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.



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

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

         Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

         Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.


         Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of a Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.


TEMPORARY HIGH QUALITY CASH ITEMS


         As described under "Investment Objectives and Policies" above, a Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the maintenance of a segregated account. These cash items must be of high quality and may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES


         U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer.


         Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.


         Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.



         In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.


ADJUSTABLE RATE SECURITIES

         Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES


         A Fund may invest some or all of its assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

         Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.


INDEXED SECURITIES


         Indexed securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.


         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


         Indexed securities in which a Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.


         A Fund's investment in indexed securities may also create taxable income in excess of the cash such investments generate. See "Taxes" in the Prospectus.



FIRM COMMITMENTS



         A firm commitment agreement is an agreement with a bank or broker-dealer for the purchase of securities at an agreed-upon price on a specified future date. A Fund may enter into firm commitment agreements with such banks and broker-dealers with respect to any of the instruments eligible for purchase by the Fund. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager determines present minimal credit risks. A Fund will maintain in a segregated account with its custodian cash, U.S. Government Securities or other liquid assets in an amount equal to the Fund's obligations under firm commitment agreements.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


         A Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.



         Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.



         A Fund which makes such investments will establish segregated accounts with its custodian in which it will maintain cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.


ILLIQUID SECURITIES


         A Fund may purchase "illiquid securities," i.e., securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment, which include securities whose disposition is restricted by securities laws, so long as no more than 15% of net assets would be invested in such illiquid securities. The Funds currently intend to invest in accordance with the SEC staff view that repurchase agreements maturing in more than seven days are illiquid securities. The SEC staff has stated informally that it is of the view that over-the-counter options and securities serving as cover for over-the-counter options are illiquid securities. While the Trust does not agree with this view, it will operate in accordance with any relevant formal guidelines adopted by the SEC.



         In addition, the SEC staff considers equity swap contracts, caps, floors and collars to be illiquid securities. Consequently, while the staff maintains this position, a Fund will not enter into an equity swap contract or a reverse equity swap contract or purchase a cap, floor or collar if, as a result of the investment, the total value (i.e., marked-to-market value) of such investments (without regard to their notional amount) together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.




                             INVESTMENT RESTRICTIONS


Fundamental Restrictions:


         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to such Fund as indicated:



         (1) Borrow money except under the following circumstances: (i) A Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) A Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) A Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund establishes a segregated account with its custodian in which it maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund establishes a segregated account with its custodian in which it maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.


         (2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)


         (3) Make short sales of securities or maintain a short position for a Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.


         (4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.


         (6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of a Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets.


         (7) Concentrate more than 25% of the value of its total assets in any one industry.


         (8) Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell financial futures contracts and options thereon.


         (9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness", the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by maintaining certain "segregated accounts." Similarly, so long as such segregated accounts are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by non-fundamental policy (4) below; any borrowing permitted by restriction 1 above; any collateral arrangements with respect to initial and variation margin permitted by non-fundamental policy (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Restrictions:


         It is contrary to the present policies of each Fund which may be changed by the Trustees without shareholder approval, to:






         (1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.



         (2) Make investments for the purpose of gaining control of a company's management.



         (3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933 are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.



         (4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of a Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is not deemed to be a pledge or encumbrance.)


         Except as indicated above in Fundamental Restriction No. 1, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund (including all policies, restrictions and limitations set forth under "Investment Guidelines") may be changed by the Trust's Trustees without the approval of shareholders.


                             MANAGEMENT OF THE TRUST

         Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust") shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); they may remove from their number with or without cause; they may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank, retain a transfer agent or a shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         HARVEY R. MARGOLIS (D.O.B. 12/12/42). Trustee of the Trust. Mathematics Professor, Boston College.


         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).


         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         KINGSLEY DURANT (D.O.B. 1/19/32). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.


         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Assistant Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (D.O.B. 1/21/49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         ANN SPRUILL (D.O.B. 8/30/54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         FORREST BERKLEY (D.O.B. 4/25/54). Vice President of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer and Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 -
         1997).

         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August 1996).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. As of June 1, 1999, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund.



         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


         Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                   POSITION                           FROM THE TRUST
                ---------------                  -------------------------
              Harvey R. Margolis, Trustee                 $70,000

              Jay O. Light, Trustee                       $70,000

         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai, Brokaw, Eston and Berkley, and Mses. Harbert and Spruill, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts


         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2000 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, interest expenses, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) would otherwise exceed a specified percentage of that Fund's daily net assets.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last year the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                            Gross                      Reduction                 Net
                                            -----                      ---------                 ---
TAX-MANAGED
U.S. EQUITIES FUND

Commencement of Operations
(7/23/98) through 2/28/99                   $16,961                    $16,961                   $0


TAX-MANAGED INTERNATIONAL
EQUITIES FUND

Commencement of Operations
(7/29/98) through 2/28/99                   $50,861                    $50,861                   $0



         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodian on behalf of the Tax-Managed U.S. Equities Fund. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust's custodian on behalf of the Tax-Managed International Equities Fund. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund for which it acts as custodian on a daily basis.


         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.


         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund paid GMO the amounts set forth in the table below:

                                                       Fiscal Year Ended 2/28/99
                                                       -------------------------
Tax-Managed U.S. Equities Fund                                  $ 4,846
Tax-Managed International Equities Fund                         $10,172

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.



                             PORTFOLIO TRANSACTIONS



         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.


         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.


         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Tax-Managed U.S. Equity Fund with primary market makers unless better prices or executions are available elsewhere.



         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.


         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.


         During the fiscal year ended February 28, 1999, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:



Fund                                                                       1999
--------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund                                          $  5,964
Tax-Managed International Equities Fund                                 $ 27,729


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES


         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.



         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series, one for each of the Funds described in this Statement of Additional Information, and for each of U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Growth Fund; U.S. Sector Fund; Small Cap Value Fund; Small Cap Growth Fund; Fundamental Value Fund; REIT Fund; International Core Fund; Currency Hedged International Core Fund; Foreign Fund; International Small Companies Fund; Japan Fund; Emerging Markets Fund; Evolving Countries Fund; Global Properties Fund; Domestic Bond Fund; U.S. Bond/Global Alpha A Fund; U.S. Bond/Global Alpha B Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; International Equity Allocation Fund; World Equity Allocation Fund;

Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; International Core Plus Allocation Fund; Emerging Country Debt Share Fund; Pelican Fund; Asia Fund; Tax Managed U.S. Small Cap Fund; and Intrinsic Value Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         On June 1, 1999 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:


           FUND                                       SHAREHOLDERS


Tax-Managed U.S. Equities Fund          Dovecote Fund LLC; Bob & Co. FBO Metcalf



         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.


         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                                  VOTING RIGHTS

         As summarized in the Shareholder Manual, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed U.S. Equities Fund as of June 1, 1999:



---------------------------------------------------------------------------------------------------------------------------
       NAME                                ADDRESS                                            % OWNERSHIP
---------------------------------------------------------------------------------------------------------------------------
Dovecote Fund LLC                          37 Spencer Hill Road                               44.34
                                           Corning, NY 14830
---------------------------------------------------------------------------------------------------------------------------
Bob & Co.                                  c/o Bank Boston                                    36.45
FBO Metcalf                                Attn: Mutual Fund Department 45-02-93
                                           P.O. Box 1809
                                           Boston, MA 02105-1809
---------------------------------------------------------------------------------------------------------------------------
Janet H. Geary                             1211 SW 5th Avenue, Suite 2980                     18.31
                                           Portland, OR 97204
---------------------------------------------------------------------------------------------------------------------------



         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of June 1, 1999:



---------------------------------------------------------------------------------------------------------------------------
         NAME                              ADDRESS                                              % OWNERSHIP
---------------------------------------------------------------------------------------------------------------------------
Dumaines Trust                             C/O Gerard Sarnie, CPA                               23.22
                                           201 Devonshire St., 4th Floor
                                           Boston, MA 02110
---------------------------------------------------------------------------------------------------------------------------
Dovecote Fund LLC                          37 Spencer Hill Road                                 18.11
                                           Corning, NY 14830
---------------------------------------------------------------------------------------------------------------------------
Melvin B. and Joan F. Lane Trust           3000 Sand Hill Road                                  17.57
                                           Building 2, Suite 215
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
U/A DTD 09/14/93                           Menlo Park, CA 94025
Melvin and Joan Lane
Revocable Trust I
---------------------------------------------------------------------------------------------------------------------------
Bob & Co.                                  C/O Bank Boston                                      16.53
FBO Metcalf                                Attn: Mutual Fund Department 45-02-93
                                           P.O. Box 1809
                                           Boston, MA  02105-1809
---------------------------------------------------------------------------------------------------------------------------
Richard Geary                              1211 SW 5th Avenue                                   12.85
                                           Suite 2980
                                           Portland, OR 97024
---------------------------------------------------------------------------------------------------------------------------


                                  DISTRIBUTIONS


         The Shareholder's Manual describes the distribution policies of each Fund under the heading "Distributions".


                                      TAXES

   TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and


(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

         Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         For corporate shareholders, the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         The backup withholding rules do not apply to tax exempt entities so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number of employer identification number of the record owner of the account.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert short-term capital gains or losses into long-term capital gains or losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution form the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purposes means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.


                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)(n) = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.


         The table below sets forth the average annual total return for Class III Shares of each Fund for the period from the commencement of the Funds' operations until February 28, 1999:



-------------------------------------------------------------------------------------------------------
                         FUND                                 INCEPTION DATE                 SINCE
                                                                                          INCEPTION (%)
-------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund                                    7/23/98                    7.33%
-------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund                           7/29/98                   (3.02)%
-------------------------------------------------------------------------------------------------------


         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information.


         Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Funds may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services, that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Services, and Donoghue's Mutual Fund Almanac.


         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

                              INVESTMENT GUIDELINES

GMO  TAX-MANAGED U.S. EQUITIES FUND


                TAX-SENSITIVE STRATEGIES THAT MAY BE EMPLOYED(1)

- Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains

- Manager may sell securities in order to realize capital losses. Losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions

- Manager considers strategies, such as selling securities with the highest cost basis, to minimize capital gains distributions (when making sales of specific securities)

- In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed.

--------------------------------------------------------------------------------
PERMITTED INVESTMENTS


SECURITIES/INSTRUMENTS:
Domestic common stocks
Convertible securities

- At least 65% of the Fund's total assets will be invested in or exposed to(2) domestic common stocks

Securities of Foreign Issuers (traded
   principally on U.S. Exchanges)
Depository Receipts
Illiquid Securities
144A Securities
Restricted Securities
Futures and Related Options on
   securities indexes
REITs
Exchange-traded and OTC options on
   securities and indexes (including
   writing covered options)
Equity Swap Contracts
Contracts for Differences
Index Futures
Repurchase Agreements

- Substantially all of the Fund's assets will be invested in or exposed to equity securities of at least 125 companies chosen from among the Wilshire 5000 Index and will be invested primarily in the approximately 1,200 companies with the largest equity capitalization at the time of investment which are also listed on a United States national securities exchange (the "Large Cap 1200"). The Fund may invest in fewer issuers if, in the opinion of the Manager, there are not at least 125 attractive investment opportunities from among such companies.

CASH AND MONEY MARKET INSTRUMENTS
   Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements

- The Fund expects that less than 5% of its net assets will be exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").


         (1) There can be no assurance that the Manager will be successful in employing these strategies.

         (2) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the Fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

PROHIBITED INVESTMENTS AND PRACTICES

         The Fund will not engage in the following practices except as indicated:

PURCHASING SECURITIES ON MARGIN

-        Except for short-term credits necessary for clearance of transactions.

BORROWING MONEY

- Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy.

UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

MAKING LOANS

- Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 33 1/3% of its total assets.

PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

- Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.

- The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.

SELLING UNCOVERED PUT AND CALL OPTIONS ON SECURITIES OR INDEXES
SHORT SALES OF SECURITIES
INVESTING IN REAL ESTATE
INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
PARTICIPATING IN SOFT DOLLAR ARRANGEMENTS
MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT

RESTRICTIONS AND LIMITATIONS

OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes).

-        Put and call options written by a Fund must be covered.

ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.

INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).

INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. the net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.

DIVERSIFICATION/CONCENTRATION

DIVERSIFICATION

- Except for U.S. Government Securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issue.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVES

-        Futures contracts and related options on securities indexes

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences: equity swaps that contain both a long and short equity component.

USES OF DERIVATIVES

HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(3)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual markets, sectors and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's


         (3) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund.

portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES

-        There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND


         GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust, a registered open-end investment company. The complete policies of the Fund are set forth in and governed by the Fund's Prospectus as amended from time to time. GMO has also undertaken to generally manage Fund in accordance with this Summary of Guidelines.


ANY NUMERICAL OR PERCENTAGE LIMITATION SET FORTH IN THIS DOCUMENT WILL BE APPLIED ONLY AT THE TIME OF INITIAL INVESTMENT IN A SECURITY OR OTHER INVESTMENT. THE FUND DOES NOT UNDERTAKE TO ADJUST ITS PORTFOLIO IN THE CASE WHERE MARKET MOVEMENTS, CASH FLOWS OR OTHER FACTORS CAUSE ANY OF SUCH LIMITATIONS TO BE EXCEEDED.

PERMITTED INVESTMENTS

EQUITY SECURITIES:
   common stocks (non-US issuers)
   convertible bonds
   convertible preferred stocks

The Fund will have greater than 65% of its total assets invested in or exposed to(4) securities principally traded in the securities market of at least three countries.

[Normally, at least 90% of the developed market equity securities held by the Fund will be selected from the universe of issuers included in the MSCI Perspectives publication.]

OTHER EQUITY SECURITIES:
   Depository Receipts: ADRs, GDRs, EDRs
   Foreign issues traded in the U.S. and
       abroad


         (4) The words "exposed to" as used in these guidelines mean that, for purposes of the relevant requirement or restriction, the total of the fund's exposure to the relevant market or security through direct investments and through derivative instruments will be considered.

   Investment Companies (open & closed-end)
   Illiquid Securities
   144A Securities
   Restricted Securities
   Equity Futures and Related Options
   Exchange-traded and OTC Options on
      Securities and Indexes (including
      writing covered options)
   Equity Swap Contracts
   Contracts for Differences
   Repurchase Agreements
   Securities of Emerging Market Countries
   Warrants or rights

   FIXED INCOME SECURITIES:
   Long and Medium-term corporate
   and Non-convertible preferred stock

- Fund will have no more than 5% of its total assets invested in or exposed to Fixed Income Securities.


   FOREIGN CURRENCY TRANSACTIONS

- Fund may invest in spot currency transactions, forward foreign currency contracts, currency swap contracts, options on currencies, currency futures and related options.

CASH AND MONEY MARKET INSTRUMENTS

Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, Bank certificates of deposit and repurchase agreements

- The Fund expects that less than 5% of its total assets will be invested in or exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin or other segregated accounts held against exposure achieved through derivative instruments ("equitized cash").


PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

PURCHASING SECURITIES ON MARGIN

         Except for short-term credits necessary for clearance of transactions

BORROWING MONEY

         Except that the Fund may borrow up to 20% of its net assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy

UNDERWRITING SECURITIES

         Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments

MAKING LOANS

         Except by way of purchasing of debt obligations, repurchase agreements and securities lending. Fund may loan securities valued at up to 25% of its total assets

PLEDGING, HYPOTHECATING OR MORTGAGING FUND ASSETS

Except that collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively is also not deemed to be a pledge or encumbrance.


INVESTING DIRECTLY IN REAL ESTATE
INVESTING IN NON-FINANCIAL COMMODITY CONTRACTS
PARTICIPATING IN DIRECTED BROKERAGE ARRANGEMENTS
MAKING INVESTMENTS FOR THE PURPOSE OF GAINING CONTROL OF A COMPANY'S MANAGEMENT

RESTRICTIONS AND LIMITATIONS

OPTIONS ON SECURITIES

- No more than 5% of the Fund's net assets will be invested in time premiums on options on particular securities (as opposed to options on indexes)

OTHER INVESTMENT COMPANIES

- The Fund will not own more than 3% of the outstanding voting securities of any investment company

- No more than 5% of the Fund's net assets will be invested in any single investment company

- No more than 10% of the Fund's net assets will be invested in securities of investment companies in the aggregate

-        The Fund will not own other Funds of GMO Trust


ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, swap contracts, and other securities determined by GMO not to be readily marketable at their carried value.



INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than the extent limited by the 1940 Act of the total outstanding voting stock of any insurance company (including foreign insurance companies).


INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser. The net payment obligation of swap contracts where one of these types of companies is the counterparty also counts for purposes of this restriction.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


PURCHASED WARRANTS OR RIGHTS

- Aggregate value can not exceed 5% of the Fund's net assets; not more than 2% of the Fund's net assets may be invested in warrants not listed on NYSE or AMEX.

INVESTMENT IN "EMERGING COUNTRIES"

The Fund may invest up to 15% of its net assets in securities of issuers in newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

DIVERSIFICATION/CONCENTRATION

DIVERSIFICATION

- Except for U.S. government securities, cash, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.

- The Fund will not purchase more than 10% of the outstanding securities of any issuer.

CONCENTRATION

- No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

DERIVATIVE INSTRUMENTS (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

TYPES OF DERIVATIVES

-        Futures contracts and related options on securities indexes

- Long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities.

- Short equity swap contracts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences: equity swaps that contain both long and short equity components.

USES OF DERIVATIVES

HEDGING

- Traditional Hedging: Short equity futures, related options and short equity swap contracts used to hedge against an equity risk already generally present in the Fund.(5)

- Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

INVESTMENT

- The Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. This will include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund will often purchase a foreign currency forward in conjunction with using equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities. For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then this Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or enter a swap contract that is long a specific basket of securities and short the UK market generally.

RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES

- The Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the manager believes is the optimal exposure to individual countries and equities. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and


         (5) The Fund may use such hedging to remove or reduce general market exposure (e.g. an index or broad basket of securities) relative to specific exposure existing in the Fund (the specific stocks of that market actually owned by the Fund). The Fund may also seek to remove specific exposure (e.g. a single stock, small basket or more focused index of securities expected to do poorly in an otherwise promising market) relative to general or broad market exposure that exists in the Fund purchases will generally be unwound as actual portfolio securities are sold and purchased.

LIMITATIONS ON THE USE OF DERIVATIVES

-        There is no limit on the use of derivatives for hedging purposes.

- The face value of derivatives used for investment purposes will be limited to 25% of the Fund's assets. When a currency forward is used in conjunction with an equity derivative for investment purposes, the currency forward will not be independently counted for this restriction.

- When long futures contracts and long equity swaps are used for investment, an amount of cash or high quality debt securities equal to the face value of all such long derivative positions will be segregated against such exposure. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to segregate against a new long derivative exposure.

- The net long equity exposure of the Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- The aggregate absolute face value of all futures contracts and swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 100% of the Fund's assets.

- Except when such instruments are used for bona-fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings.

FOREIGN CURRENCY TRANSACTIONS

TYPES OF FOREIGN CURRENCY TRANSACTIONS

-        Buying and selling spot currencies

-        Forward foreign currency contracts

-        Currency futures contracts and related options

-        Options on currencies

-        Currency swap contracts


USES OF FOREIGN CURRENCY TRANSACTIONS

HEDGING

-        Traditional Hedging: The Fund may effect foreign currency transactions
         - generally short forward or futures contracts -- to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

- Anticipatory Hedging: When the Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

- Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument relating to a different currency which the Manager believes is highly correlated to the currency being hedged.

INVESTMENT

- The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities

RISK MANAGEMENT

- Subject to the limitations described below, the Fund will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

LIMITATIONS OF FOREIGN CURRENCY TRANSACTIONS

- The Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities.

- [Foreign currency exposure will not generally vary by more than 30% from the foreign currency exposure of the index.]

- Written put and call options on currencies and currency futures will always be covered.

- The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

- The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the Fund's assets.

- The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.


                              FINANCIAL STATEMENTS

         The Funds' audited financial statements for the fiscal year ended February 28, 1999 included in the Trust's Annual Reports filed with the Securities and Exchange Commission on May 10, 1999, 1999 pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE-MAKE-UP SHEET

         Following are computations of the total offering price per share for each class of shares of each Fund, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 1999.

---------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund - Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $10.67 per share based on 760,573 shares of
beneficial interest outstanding)                                                                          $ 8,115,517
---------------------------------------------------------------------------------------------------------------------
   Offering Price ($10.67 x 100/99.86) *                                                                  $     10.68
---------------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund-Class III
---------------------------------------------------------------------------------------------------------------------
   Net Assets at Value (Equivalent to $9.71 per share based on 1,907,929 shares of                        $18,529,073
beneficial interest outstanding)
---------------------------------------------------------------------------------------------------------------------
Offering Price ($9.71 x 100/99.40)*                                                                       $      9.77
---------------------------------------------------------------------------------------------------------------------


* Represents maximum offering price charged on certain cash purchases. See "Purchase of Shares" in the Shareholder's Manual.

                                   GMO TRUST
                              SHAREHOLDER'S MANUAL
              SHAREHOLDER'S MANUAL FOR ALL CLASSES OF FUND SHARES

                                   GMO FUNDS
U.S. FUNDS
U.S. Core Fund
Tobacco-Free Core Fund
Value Fund
Fundamental Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
REIT Fund
Tax-Managed U.S.
  Equities Fund*

INTERNATIONAL EQUITY FUNDS
International Core Fund
Currency Hedged
  International Core Fund
Foreign Fund
International Small
  Companies Fund
Japan Fund
Emerging Markets Fund
Evolving Countries Fund
Asia Fund
Global Properties Fund
Tax-Managed International
  Equities Fund*

FIXED INCOME FUNDS
Domestic Bond Fund
U.S. Bond/Global Alpha A
  Fund
U.S. Bond/Global Alpha B
  Fund
International Bond Fund
Currency Hedged
  International Bond Fund
Global Bond Fund
Emerging Country Debt
  Fund
Short-Term Income Fund
Global Hedged Equity Fund
Inflation Indexed Bond
  Fund
Emerging Country Debt Share
  Fund

ASSET ALLOCATION FUNDS
International Equity
  Allocation Fund
World Equity Allocation
  Fund
Global (U.S.+) Equity
  Allocation Fund
Global Balanced Allocation
  Fund
U.S. Sector Fund

*Information about these Funds is in the GMO Tax-Managed Funds' prospectus.

     This GMO Trust Shareholder's Manual (the "Manual") contains detailed information about purchase and redemption options and procedures for each of the funds listed above (the "Funds"). This Manual also includes information regarding the different classes of shares available for each Fund, including the eligibility requirements for each class and the circumstances under which a shareholder's shares of one class of a Fund will be automatically converted to a different class of shares of that Fund. This Manual is not a prospectus, and should be used in conjunction with the GMO Trust prospectuses, as amended from time to time (the "Prospectuses"). This Manual, and the information disclosed herein, is incorporated by reference into the Prospectuses, and is considered part of the Prospectuses.

     You can call GMO Trust (the "Trust") collect at 1-617-346-7646 to find out more about the Funds.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
How to Buy Shares...........................................   2
  Purchase Procedures.......................................   2
How to Redeem Shares........................................   3
Purchase Premiums and Redemption Fees.......................   4
Multiple Classes............................................   6
  Eligibility for Classes...................................   7
  Conversions between Classes...............................   7
Distributions...............................................   8

SHAREHOLDER'S MANUAL                                               JUNE 30, 1999

                               HOW TO BUY SHARES

     Shares of each Fund are available only from the Trust and may be purchased on any day when the New York Stock Exchange is open for business (a "business day"). Shares may be purchased by sending a purchase order to the Trust. See "Purchase Procedures" below.


     The purchase price of a share of each Fund is (i) the net asset value next determined after a purchase order is received in good order plus (ii) a premium, if any, established from time to time by the Trust for the particular Fund and class to be purchased. All purchase premiums are paid to and retained by the Fund and are intended to cover the brokerage and other costs associated with putting the investment to work in the relevant markets. Purchase premiums generally apply only to cash purchases, subject to certain exceptions described below. Each class of shares of a Fund has the same rate of purchase premium, if any. The purchase premiums currently in effect for each Fund are set forth under "Purchase Premiums and Redemption Fees" on page 4. Purchase premiums are not sales loads.


     Shares may be purchased (i) in cash, (ii) in exchange for securities on deposit at the Depository Trust Company ("DTC") (or such other depository acceptable to the Manager), subject to the determination by the Manager that the securities to be exchanged are acceptable, or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any purchase order. Securities acceptable to the Manager as consideration for Fund shares will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by the investor subject to federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

     The Manager will not approve securities as acceptable consideration for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the relevant Fund. Investors interested in making in-kind purchases should telephone the Trust at (617) 346-7646.

     For purposes of calculating the purchase price of Trust shares, a purchase order is received by the Trust on the day that it is in "good order." For a purchase order to be in "good order" on a particular day, the investor's consideration must be received before the relevant deadline on that day. If the investor makes a cash investment, the deadline for wiring Federal funds to the Trust is 2:00 p.m. Boston time. If the investor makes an investment in-kind, the investor's securities must be placed on deposit at DTC (or such other depository as is acceptable to the Manager) and 2:00 p.m. Boston time is the deadline for transferring those securities to the account designated by the Trust's transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Investors should be aware that approval of the securities to be used for purchase must be obtained from the Manager prior to this time. When the consideration is received by the Trust after the relevant deadline, the purchase order is not considered to be in good order and is required to be resubmitted on the following business day. With the prior consent of the Manager, in certain circumstances the Manager may, in its discretion, permit purchases based on receiving adequate written assurances that Federal funds or securities, as the case may be, will be delivered to the Trust by 2:00 p.m. Boston time on or prior to the fourth business day after such assurances are received.

PURCHASE PROCEDURES:

(a) General: Investors should call the Trust at (617) 346-7646 to obtain a Purchase Order Form, which contains wire transfer and mailing instructions. The Trust reserves the right to reject any order for Trust Shares. DO NOT SEND CASH, CHECKS OR SECURITIES DIRECTLY TO THE TRUST.

     Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust's Transfer Agent will send a written confirmation (including a statement of shares owned) to shareholders at the time of each transaction.

(b) Purchase Order Form: Investors must submit an application to the Trust and it must be accepted by the Trust before it will be considered in "good order." The Purchase Order Form may be submitted to the Trust (i) By Mail to GMO Trust c/o Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110,
Attention: Shareholder Services, or (ii) By Facsimile to (617) 439-4192,
Attention: Shareholder Services.

(c) Acceptance of Order: A shareholder may confirm acceptance of a mailed or faxed purchase order by calling the Trust at (617) 346-7646. If a Purchase Order is mailed to the Trust, it will be acted upon when received.

(d) Payment: All Federal funds must be transmitted to Investors Bank & Trust Company for the account of the specific Fund of GMO Trust. "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

NOTE: The Trust may attempt to process orders for Trust shares that are submitted less formally than as described above, but, in such cases, the investor should carefully review confirmations set by the Trust to verify that the order was properly executed. The Trust cannot be held responsible for failure to execute orders or improperly executing orders that are not submitted in accordance with these procedures.

                              HOW TO REDEEM SHARES


     Shares of each Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in "good order" less any applicable redemption fee. All redemption fees are paid to and retained by the Fund and are intended to cover the brokerage and other Fund costs associated with redemptions. All classes of a particular Fund bear the same redemption fee rate, if any. The redemption fees currently in effect for each Fund are set forth under "Purchase Premiums and Redemption Fees" on page 4. Redemption fees are not sales loads or contingent deferred sales charges.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in-kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in-kind will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Any in-kind redemptions will be of readily marketable securities to the extent available. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

     Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in "good order." A redemption request is in "good order" if it includes the exact name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed exactly in accordance with the form of registration. In addition, for a redemption request to be in "good order" on a particular day, the investor's request must be received by the Trust by 4:15 p.m. Boston time on a business day. When a redemption request is received after 4:15 p.m. Boston time, the redemption request will not be considered to be in "good order" and is required to be resubmitted on the following business day. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust, must specify, in full, the capacity in which they are acting. The redemption request will be considered "received" by the Trust only after (i) it is mailed to, and received by, the Trust at the appropriate address set forth above for purchase orders, or
(ii) it is faxed to the Trust at the appropriate facsimile number set forth above for purchase orders, and the investor has confirmed receipt of the faxed request by calling the Trust at (617) 346-7646. In-kind distributions will be transferred and delivered as directed by the investor. Cash payments will be made by transfer of Federal funds for payment into the investor's account or, upon request, a check can be mailed to the registration address.

     When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing.

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors. Because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the New York Stock Exchange is closed, the net asset value of such Funds' shares may be significantly affected on days when shareholders have no access to such Funds.

                     PURCHASE PREMIUMS AND REDEMPTION FEES


     The following table sets forth the purchase premiums and redemption fees, if any, for each of the Funds. Purchase premiums and redemption fees are not sales loads or contingent deferred sales charges, and are paid directly to the relevant Fund at purchase or redemption of Fund shares. Notes to the table begin on page 5.



------------------------------------------------------------------------------------------------------------------------------
                                                               CASH PURCHASE PREMIUM                 REDEMPTION FEES
                    GMO FUND NAME                         (AS A % OF AMOUNT REDEEMED)(1)    (AS A % OF AMOUNT REDEEMED)(1)
------------------------------------------------------------------------------------------------------------------------------
 U.S. EQUITY FUNDS
  U.S. Core Fund                                                       0.14%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Tobacco-Free Core Fund                                               0.14%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Value Fund                                                           0.14%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Fundamental Value Fund                                               0.15%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                                          0.14%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                                 0.50%(2)                          0.50%(2)
------------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                                0.50%(2)                          0.50%(2)
------------------------------------------------------------------------------------------------------------------------------
  REIT Fund                                                            0.50%(2)                          0.50%(2)
------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed U.S. Equities Fund                                       0.14%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
  International Core Fund                                              0.60%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Currency Hedged International Core Fund                              0.60%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
  Foreign Fund                                                          None                              None
------------------------------------------------------------------------------------------------------------------------------
  International Small Companies Fund                                   1.00%(2)                          0.60%(2)
------------------------------------------------------------------------------------------------------------------------------
  Japan Fund                                                           0.20%(2)                          0.20%(2)
------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                                                1.60%(3)                          0.40%(3,4)
------------------------------------------------------------------------------------------------------------------------------
  Evolving Countries Fund                                              1.60%(3)                          0.40%(3)
------------------------------------------------------------------------------------------------------------------------------
  Asia Fund                                                            1.20%(3)                          0.40%(3)
------------------------------------------------------------------------------------------------------------------------------
  Global Properties Fund                                               0.60%(2,5)                        0.30%(2,5)
------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Equities Fund                              0.60%(2)                           None
------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
  Domestic Bond Fund                                                    None                              None
------------------------------------------------------------------------------------------------------------------------------
  U.S. Bond/Global Alpha A Fund                                        0.15%(3)                           None
------------------------------------------------------------------------------------------------------------------------------
  U.S. Bond/Global Alpha B Fund                                        0.15%(3)                           None
------------------------------------------------------------------------------------------------------------------------------
  International Bond Fund                                              0.15%(3)                           None
------------------------------------------------------------------------------------------------------------------------------
  Currency Hedged International Bond Fund                              0.15%(3)                           None
------------------------------------------------------------------------------------------------------------------------------
  Global Bond Fund                                                     0.15%(3)                           None
------------------------------------------------------------------------------------------------------------------------------
  Emerging Country Debt Fund                                           0.50%(3)                          0.25%(3,9)
------------------------------------------------------------------------------------------------------------------------------
  Short-Term Income Fund                                                None                              None
------------------------------------------------------------------------------------------------------------------------------
  Global Hedged Equity Fund                                            0.51%(2,6)                        1.40%(6,8)
------------------------------------------------------------------------------------------------------------------------------
  Inflation Indexed Bond Fund                                          0.10%(3)                          0.10%(3)
------------------------------------------------------------------------------------------------------------------------------
  Emerging Country Debt Share Fund                                          *(11)                             *(11)
------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
  International Equity Allocation Fund                                 0.80%(2,10)                       0.11%(2,10)
------------------------------------------------------------------------------------------------------------------------------
  World Equity Allocation Fund                                         0.66%(2,10)                       0.15%(2,10)
------------------------------------------------------------------------------------------------------------------------------
  Global (U.S.+) Equity Allocation Fund                                0.47%(2,10)                       0.15%(2,10)
------------------------------------------------------------------------------------------------------------------------------
  Global Balanced Allocation Fund                                      0.35%(2,10)                       0.11%(2,10)
------------------------------------------------------------------------------------------------------------------------------
  U.S. Sector Fund                                                     0.27%(2,6)                        0.18%(2,6,7)
------------------------------------------------------------------------------------------------------------------------------

 1. Purchase premiums and redemption fees generally apply only to cash transactions. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole. The Manager may reduce these fees in certain limited circumstances described below.

     Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. However, the International Core Fund, Currency Hedged International Core Fund, International Small Companies Fund, Japan Fund, Tax-Managed International Equities Fund and Global Hedged Equity Fund may each charge a purchase premium of up to 0.10%, and the Emerging Markets Fund, Evolving Countries Fund and Asia Fund may each charge a premium of up to 0.20%, for in-kind purchases involving transfers of large positions in markets where re-registration and transfer costs are high. Special rules also apply with respect to in-kind transactions in certain Fixed Income Funds as described in footnote 3 below.

 2. The purchase premium and/or redemption fee for this Fund may generally not be waived due to offsetting transactions, and may be waived in only rare circumstances. The premium or fee will only be waived for this Fund (i) if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction, (ii) during periods (expected to exist only rarely) when the Manager determines that the Fund is either substantially overweighted or underweighted with respect to its cash position so that a redemption or purchase will not require a securities transaction, or (iii) in certain other instances (not including offsetting transactions) where it is compelling to the Manager that the purchase or redemption will not result in transaction costs to the Fund. Any waiver with respect to this Fund must be arranged in advance with the Manager.

 3. The stated purchase premium and/or redemption fee for this Fund will always be charged in full except that the relevant purchase premium or redemption fee will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. The Manager examines each purchase and redemption of shares eligible for such treatment to determine if circumstances warrant waiving a portion of the purchase premium or redemption fee. Absent a clear determination that transaction costs will be reduced or absent for the purchase or redemption, the full premium or fee will be charged. In addition, except for the Emerging Markets Fund, Evolving Countries Fund and Asia Fund, the purchase premium or redemption fee for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds as part of effecting the transaction.

 4. Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date).

 5. It is expected that the purchase premiums and redemption fees for this Fund will be eliminated once the net assets of the Fund exceed $100 million. However, even thereafter, the Fund will reserve the right to charge a purchase premium of up to 0.60% and a redemption fee of up to 0.30% on purchases or redemptions of amounts that are equal to or greater than 5% of the Fund's net assets.

 6. The Fund invests in various other Funds with different levels of purchase premiums and/or redemption fees which reflect the trading costs of different asset classes. Therefore, the Fund's purchase premium and/or redemption fee has been computed as the weighted average of the purchase premiums and/or redemption fees of other GMO Funds in which the Fund is invested and/or which hold securities of the same asset class and/or sector as securities owned directly by the Fund. The amount of purchase premium and/or redemption fee for the Fund will be adjusted approximately annually based on underlying Funds owned by the Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for the Fund more frequently if the Manager believes in its discretion that circumstances warrant.

 7. Applies only to shares acquired on or after June 30, 1998 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

 8. If it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests, the redemption fee will be reduced to 0.13%.

 9. Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).

10. Each of the Asset Allocation Funds invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, the purchase premium and redemption fee of each Asset Allocation Fund has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which the Asset Allocation Fund is invested, based on actual investments by each Asset Allocation Fund. The amount of purchase premium and redemption fee for each Asset Allocation Fund is adjusted approximately annually based on underlying Funds owned by each Asset Allocation Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for an Asset Allocation Fund more frequently if the Manager believes in its discretion that circumstances warrant.

11. No purchase premium or redemption fee is charged directly by the Fund. By virtue of the Fund's investment in the Emerging Country Debt Fund, Fund shareholders will, however, indirectly bear the Emerging Country Debt Fund's purchase premium and redemption fee, which are presently up to 0.50% and 0.25%, respectively.

                                MULTIPLE CLASSES

     Each Fund offers up to three classes of shares. All Funds offer Class III Shares and, as described below, certain Funds also offer Class II and/or Class IV Shares. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

     The Trust has adopted a Shareholder Servicing Plan (the "Plan") covering each class of shares of each Fund. The following table summarizes the current eligibility requirements for each class (subject to the exceptions noted below) and the Shareholder Service Fees each class will pay under the Plan, expressed as an annual percentage of the average daily net assets attributable to that class of shares:

CLASS II AND CLASS III SHARES:
------------------------------
U.S. CORE FUND, INTERNATIONAL CORE FUND
AND FOREIGN FUND (COLLECTIVELY,                             MINIMUM TOTAL INVESTMENT/          SHAREHOLDER
THE "CLASS II FUNDS")                                        TOTAL FUND INVESTMENT*       SERVICE FEE ("SSF")**
---------------------------------------                     -------------------------    -----------------------
  Class II................................................  $1 million/N/A                        0.22%
  Class III...............................................  $35 million/N/A                       0.15%

ASSET ALLOCATION FUNDS (EXCEPT U.S. SECTOR
FUND) AND EMERGING COUNTRY DEBT
SHARE FUND
------------------------------------------
  Class III...............................................  $1 million/N/A                        0.00%***

U.S. SECTOR FUND AND GLOBAL
HEDGED EQUITY FUND
---------------------------
  Class III...............................................  $1 million/N/A                        0.15%****

ALL OTHER FUNDS (EXCEPT
CLASS II FUNDS AND
ASSET ALLOCATION FUNDS)
-----------------------
  Class III...............................................  $1 million/N/A                        0.15%

CLASS IV SHARES:
----------------
U.S. CORE FUND............................................  $250 million/$125 million             0.105%
INTERNATIONAL CORE FUND...................................  $250 million/$125 million             0.09%
FOREIGN FUND..............................................  $250 million/N/A                      0.09%
CURRENCY HEDGED INTERNATIONAL CORE FUND...................  $250 million/$125 million             0.09%
EMERGING MARKETS FUND.....................................  $250 million/$125 million             0.105%
EMERGING COUNTRY DEBT FUND................................  $250 million/$125 million             0.10%

* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996. These exceptions and special rules are explained under "Eligibility for Classes" below.
**   All classes of shares of a Fund pay the same investment management fee.
*** These Funds will indirectly bear an additional SSF of 0.15% by virtue of their investments in other Funds of the Trust. Thus, the total SSF borne by Class III Shares of these Funds is the same as that borne by Class III Shares of the other Funds. See "Fees and Expenses" in the Prospectuses.
**** The SSF charged to these Funds will be reduced by a corresponding amount for all SSF's indirectly borne by the relevant Fund by reason of its investments in Class III Shares of other Funds of the Trust. Thus, the total SSF borne by Class III Shares of these Funds is the same as that borne by Class III Shares of the other Funds of the Trust.

ELIGIBILITY FOR CLASSES

CLASS II AND CLASS III SHARES:

     Class II Shares are currently being offered only for the "Class II Funds" listed in the table above. Class III Shares are currently being offered for all Funds. With certain exceptions described below, for a client to be eligible for Class II or Class III Shares, the client must satisfy the minimum "Total Investment" (as defined below) requirement set forth in the table.

     For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at the time of a new client's initial investment with GMO, at least annually as of December 31 of each year and on such other dates as may be determined by GMO (each a "Determination Date"). Subject to as provided below, a client's Total Investment as of any Determination Date will equal the greater of (a) the market value of assets managed by GMO and its affiliates for the client (whether in a pooled vehicle or otherwise) as of such Determination Date, and (b) the client's Total Investment as of the previous Determination Date (less the market value of any account managed by GMO's U.S. Active Division as of the previous Determination
Date), plus contributions made to, and less Large Withdrawals (defined below) from, any GMO-managed product or account (other than any account managed by GMO's U.S. Active Division) since the previous Determination Date (plus the market value of any account managed by GMO's U.S. Active Division as of the then current Determination Date). For these purposes, "Large Withdrawals" means the total of all withdrawals made from any GMO-managed product or account (other than any account managed by GMO's U.S. Active Division) since the previous Determination Date if such total exceeds 7% of the sum of the client's Total Investment as of the previous Determination Date and any contributions to any GMO-managed product or account (other than any account managed by GMO's Active U.S. Division) made since the previous Determination Date. For clients with GMO accounts as of November 30, 1997, their initial Total Investment is the greater of the market value of assets managed by GMO and its affiliates for the client as of the close of business on November 30, 1997 or on December 31, 1997. For clients establishing a relationship with GMO on or after December 31, 1997, their Total Investment will be determined as described above. Notwithstanding anything to the contrary in this Manual or the Prospectuses, assets invested in the Pelican Fund will not be considered when determining a client's Total Investment. For purposes of this Manual and the Prospectuses, accounts managed by GMO's U.S. Active Division include certain separate accounts managed by GMO. Clients with any questions regarding whether certain of their assets are deemed to be managed by GMO's U.S. Active Division should call GMO at (617) 346-7646.

     For Clients with Accounts as of May 31, 1996: Any client of GMO whose Total Investment as of May 31, 1996 was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million.

CLASS IV SHARES:

     Class IV Shares are currently being offered only for the Funds listed in the table on the previous page. Eligibility for Class IV Shares of a Fund is dependent upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the table, which includes only a client's total investment in the particular Fund, or (ii) the minimum "Total Investment" set forth in the table, calculated as described above for Class II and Class III Shares. For clients that have accounts with GMO as of November 30, 1997, their initial Total Investment or initial Total Fund Investment for purposes of determining eligibility for Class IV Shares will be the greater of the market value of all of their investments advised by GMO and its affiliates, or the market value of their investment in the particular Fund, as the case may be, as of the close of business on November 30, 1997 or December 31, 1997. For clients establishing a relationship with GMO on or after December 1, 1997, their Total Fund Investment and Total Investment will be determined as described above.

ALL CLASSES:

- Investments by defined contribution plans (such as 401(k) plans) will always be invested in the class of shares of the relevant Fund(s) with the highest Shareholder Service Fee offered from time to time by the relevant Fund(s) regardless of the size of the investment, and will not be eligible to convert to other classes with lower Shareholder Service Fees.

- There is no minimum additional investment required to purchase additional shares of a Fund for any class of shares.

- The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

- Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

CONVERSIONS BETWEEN CLASSES

     On December 31 of each year and on such other dates as may be determined by GMO (each a "Determination Date") the value of each client's Total Investment and Total Fund Investment with GMO, as defined above, will be determined. Based on that determination, each client's shares of each Fund will be automatically converted to the class of shares of such Fund which is then being offered with the lowest Shareholder Service Fee for which the client is eligible based on the amount of their Total Investment or Total Fund Investment, as the case may be, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager. Also, if a client makes an investment in any Fund of the Trust (except for the Pelican Fund) or puts additional assets under GMO's management (except for accounts managed by GMO's U.S. Active Division) so as to cause the client to be eligible for a new class of shares, such determination will be made as of the close of business on the last day of the calendar quarter in which the investment was made, and the conversion will be effected within 15 business days of that quarter end, on a date selected by the Manager.

     The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

     Certain special rules will be applied by the Manager with respect to clients for whom GMO managed assets prior to the creation of multiple classes on May 31, 1996. Clients whose Total Investment as of May 31, 1996 was equal to $7 million or more will be eligible to remain invested in Class III Shares indefinitely (irrespective of whether the Fund has a higher investment minimum), provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible to invest in or convert to Class II Shares indefinitely (irrespective of whether the Fund has a higher investment minimum). Notwithstanding the foregoing special rules, clients shall always remain eligible to remain in and/or be converted to any class of shares of the relevant Fund which the client would be eligible to purchase pursuant to the eligibility requirements set forth herein.

     Investors should be aware that not all classes of shares of all Funds are available in all jurisdictions.

                                 DISTRIBUTIONS

     The policy of each U.S. Equity Fund (except for the REIT Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually.

All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

                                    GMO TRUST
           SUPPLEMENT TO GMO TRUST PROSPECTUS DATED JUNE 30, 1999 AND
                 GMO TAX-MANAGED PROSPECTUS DATED JUNE 30, 1999


GMO INTERNATIONAL CORE PLUS ALLOCATION FUND

         In addition to those Funds identified in the Trust's Prospectus dated June 30, 1999, the Trust is also authorized to issue shares of an additional series, the GMO International Core Plus Allocation Fund ("ICPA"). A Post-Effective Amendment to the Trust's registration statement relating to the creation of ICPA was initially filed with the Securities and Exchange Commission on December 5, 1997, and became effective on February 18, 1998. The ICPA has not yet commenced operations.

         ICPA is a "fund of funds" that will invest primarily in other Funds of the Trust ("underlying Funds"). ICPA will be managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Although GMO will not receive any fees for providing investment management services to ICPA, it will receive investment management fees from the underlying GMO Trust Funds in which ICPA invests. The fees and expenses associated with an investment in ICPA are as follows:

------------ ------------------------------ ------------------------------------------------------------ ---------------------------

    GMO       Purchase and Redemption Fees
 Fund Name   (fees paid directly to Fund at                 Annual Operating Expenses                             Examples
                purchase or redemption)           (expenses that are deducted from Fund assets)
------------ ------------------------------ ------------------------------------------------------------ ---------------------------

             Cash Purchase   Redemption      Inv.       Share-    Other      Total     Expense   Net      You would     You would
             Premium (as a   Fees (as a      Mgmt.      holder    Ex-        Operat-   Reim-     Expen-   pay the       pay the
             percentage of   percentage of   Fees       Service   penses(3)  ing       burs-     ses      following     following
             amount          amount          after      Fee(2)               Expen-    ment(3)            expenses on   expenses on
             invested(1))    redeemed(1))    Fee                             ses(3)                       a $10,000     the same
                                             Waiver(3)                                                    investment    investment
                                                                                                          assuming      assuming no
                                                                                                          5% annual     redemption:
                                                                                                          return with
                                                                                                          redemption
                                                                                                          at the end
                                                                                                          of each time
                                                                                                          period:
------------ -------------- --------------- ---------- --------- ---------- --------- --------- -------- ------------- -------------

ICPA FUND(6)                                                                                               1      3      1      3
                                                                                                          ---    ---    ---    ---
                                                                                                          YR.    YR.    YR.    YR.

------------ -------------- --------------- ---------- --------- ---------- --------- --------- -------- ------ ------ ------ ------

Class I       .65%(7)        .11%(5)         .00%(6)    .13%(6)   .05%(4,6)  .18%(6)   .05%      0.13%    $90    $120   $80    $110

------------ -------------- --------------- ---------- --------- ---------- --------- --------- -------- ------ ------ ------ ------

Class II      .65%(7)        .11%(5)         .00%(6)    .07%(6)   .05%(4,6)  .12%(6)   .05%      0.07%    $80    $100   $70    $90

------------ -------------- --------------- ---------- --------- ---------- --------- --------- -------- ------ ------ ------ ------

Class III     .65%(7)        .11%(5)         .00%(6)    .00%(6)   .05%(4,6)  .05%(6)   .05%      0.00%    $80    $80    $70    $70

------------ -------------- --------------- ---------- --------- ---------- --------- --------- -------- ------ ------ ------ ------


NOTES TO SCHEDULE OF FEES AND EXPENSES


1. Purchase premiums and redemption fees apply only to cash transactions as set forth under "Purchase of Shares" and "Redemption of Shares" respectively. These fees are paid to and retained by the Fund itself and are designed to allocate transaction costs caused by shareholder activity to the shareholder generating the activity, rather than to the Fund as a whole.

2. Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services.

         The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

3. The Manager has contractually agreed to reimburse ICPA for certain Fund expenses through June 30, 2000 to the extent that ICPA's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, transfer taxes, and expenses indirectly incurred by investment in other Funds of the Trust) would otherwise exceed 0.00% of ICPA's average daily net assets.

4.       Based on estimated amounts for the Fund's first fiscal year.

5. ICPA invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, ICPA's purchase premium and redemption fee has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which ICPA expects to invest. The amount of purchase premium and redemption fee for ICPA will be adjusted approximately annually based on underlying Funds owned by ICPA during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for ICPA more frequently if the Manager believes in its discretion that circumstances warrant.

6. ICPA invests primarily in other Funds of the Trust (referred to here as "underlying Funds"). Therefore, in addition to the fees and expenses directly incurred by ICPA (which are shown in the Schedule of Fees and Expenses), ICPA will also incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and ICPA may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by ICPA will vary. The Manager believes that, under normal market conditions, the total amount of fees and expenses that will be indirectly incurred by ICPA because of investment in underlying Funds will fall within the ranges set forth below:


----------------------------------- -------------- -------------- --------------

               FUND                      LOW          TYPICAL          HIGH
----------------------------------- -------------- -------------- --------------

ICPA                                     .71%           .74%           .77%
----------------------------------- -------------- -------------- --------------


         ICPA is a diversified portfolio that seeks high total return. The principal strategy ICPA will employ in pursuit of its objective will be to invest in Class III Shares of other Funds of the Trust, particularly the GMO International Core Fund and the GMO Evolving Countries Fund. The principal risks of an investment in ICPA include all of the principal risks of a direct investment in each underlying Fund in which ICPA invests. For a discussion of the principal risks of each underlying Fund, please see "Principal Risks" in the Trust's Prospectus.

                   MULTIPLE CLASSES - SUPPLEMENTAL INFORMATION

CLASS DESIGNATIONS

         In addition to the classes of shares identified in the Prospectus as being currently offered by each Fund of the Trust, each Fund of the Trust may also from time to time issue one or more of the following classes of shares:
Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares and Class VIII Shares. Exhibit A to this Prospectus Supplement identifies the classes each Fund may offer. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

         Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust's prospectus or statement of additional information prior to the commencement of sale of such shares (the "Prospectus").

CLASS ELIGIBILITY

         Class eligibility is generally dependent on the size of the client's total account under the management of Grantham, Mayo, Van Otterloo & Co. LLC, the Trust's investment adviser (referred to herein as "GMO" or the "Adviser"), as described from time to time in the Prospectus.

CLASS I, CLASS II AND CLASS III SHARES:

With certain exceptions described below, eligibility for Class I, Class II and Class III Shares depends on a client's "TOTAL INVESTMENT" with GMO.

         For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO as of December 31 of each year and on such other dates as may be determined by GMO (each a "Determination Date"). Subject to as provided below, a client's Total Investment as of any Determination Date will equal the greater of (a) the market value of assets managed by GMO and its affiliates for the client (whether in a pooled vehicle or otherwise) as of such Determination Date, and (b) the client's Total Investment as of the previous Determination Date (less the market value of any account managed by GMO's Domestic Active Division as of the previous Determination Date), plus contributions made to, and less Large Withdrawals (defined below) from, any GMO-managed product or account (other than any account managed by GMO's Domestic Active Division) since the previous Determination Date (plus the market value of any account managed by GMO's Domestic Active Division as of the then current Determination Date). For these purposes, "Large Withdrawals" means the total of all withdrawals made from any GMO-managed product or account (other than any account managed by GMO's Domestic Active Division) since the previous Determination Date if such total exceeds 7% of the sum of the client's Total Investment as of the previous Determination Date and any contributions to any GMO-managed product or account (other than any account managed by GMO's Domestic Active Division) made since the previous Determination Date. For clients that have accounts with GMO as of November 30, 1997, their Initial Total Investment is the greater of the market value of assets managed by GMO and its affiliates for the client as of the close of business on November 30, 1997 or on December 31, 1997. For clients establishing a relationship with GMO on or after December 1, 1997, their Total Investment will be determined as described above. Assets invested in the Pelican Fund will not be considered when determining a client's Total Investment.

         Investments by defined contribution pension plans (such as 401(k) plans) will always be invested in the class of shares of the relevant Fund(s) with the highest Shareholder Service Fee offered from time to time by the relevant Fund(s) regardless of the size of the investment, and will not be eligible to convert to other classes.

         For Clients with Accounts as of May 31, 1996: Any client of GMO whose Total Investment as of May 31, 1996 was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Any client whose Total Investment as of May 31, 1996 was less than $7 million, but greater than $0, will convert to Class II Shares on July 31, 1997 or such later date as may be determined by the Manager. For clients with GMO accounts as of May 31, 1996, their initial Total Investment will equal the market value of all of their GMO investments as of the close of business on May 31, 1996 and will subsequently be calculated as described in the preceding section.

CLASS IV, CLASS V, CLASS VI, CLASS VII AND CLASS VIII SHARES:

         Eligibility for Class IV, Class V, Class VI, Class VII and Class VIII Shares is dependent upon the client meeting either (i) a minimum "TOTAL FUND INVESTMENT" requirement, which includes only a client's total investment in the particular Fund, or (ii) a minimum "Total Investment" requirement, calculated as described above for Class I, Class II and Class III Shares. For clients that have accounts with GMO as of November 30, 1997, their initial Total Investment or initial Total Fund Investment for purposes of determining eligibility for Class IV, Class V, Class VI, Class VII and Class VIII Shares will be the greater of the market value of all of their investments advised by GMO and its affiliates, or the market value of their investment in the particular Fund, as the case may be, as of the close of business on November 30, 1997 or December 31, 1997. For clients establishing a relationship with GMO on or after December 1, 1997, their Total Fund Investment and Total Investment will be determined as described above.

         The Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

         Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectus and the Shareholder's Manual. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares.

CLASS CHARACTERISTICS

         The sole difference among the various classes of shares is the level of shareholder service fee ("Shareholder Service Fee") borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail in the Prospectus under "Fees and Expenses."

         Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

         The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that relationship is expected to decrease as a percentage of the account. Thus, the Shareholder Service Fee is lower for classes for which eligibility criteria generally require greater assets under GMO's management.

         All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

CONVERSION AND EXCHANGE FEATURES

         On December 31 of each year and on such other dates as may be determined by GMO (each a "DETERMINATION DATE") the value of each client's Total Investment and Total Fund

Investment with GMO will be determined. Based on that determination, each client's shares of each Fund will be automatically converted to the class of shares of such Fund which is then being offered with the lowest Shareholder Service Fee for which the client is eligible based on the amount of their Total Investment or Total Fund Investment, as the case may be, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by GMO. Also, if a client makes an investment in a GMO Fund (except for the Pelican Fund) or puts additional assets under GMO's management (except for accounts managed by GMO's Domestic Active Division) so as to cause the client to be eligible for a new class of shares, such determination will be made as of the close of business on the last day of the calendar quarter in which the investment was made, and the conversion will be effected within 15 business days of that quarter. Notwithstanding the foregoing, there will be no automatic conversion from a class of shares with a lower Shareholder Service Fee to a class of shares with a higher Shareholder Service Fee unless appropriate disclosure regarding the higher Shareholder Service Fee has been given to the affected client(s) in the Prospectus or otherwise.

         Shares of one class will always convert into shares of another class on the basis of the relative net asset value of the two classes, without the imposition of any sales load, fee or other charge. The conversion of a client's investment from one class of shares to another is not a taxable event, and will not result in the realization of gain or loss that may exist in Fund shares held by the client. The client's tax basis in the new class of shares will equal their basis in the old class before conversion. The conversion of shares from one class to another class of shares may be suspended if the opinion of counsel obtained by the Trust that the conversion does not constitute a taxable event under current federal income tax law is no longer available.

         Certain special rules will be applied by the Manager with respect to clients for whom GMO managed assets prior to the creation of multiple classes on May 31, 1996. Clients whose Total Investment as of May 31, 1996 is equal to $7 million or more will be eligible to remain invested in Class III Shares indefinitely (irrespective of whether the Fund has a higher investment minimum), provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 is less than $7 million but greater than $0 will be eligible to invest in or convert to Class II Shares indefinitely (irrespective of whether the Fund has a higher investment minimum), and such conversion will not occur until on or after July 31, 1997. Notwithstanding the foregoing special rules applicable to clients owning shares of the Funds on May 31, 1996, such clients shall always be eligible to remain in and/or be converted to any class of shares of the relevant Fund with a lower Shareholder Service Fee which the client would be eligible to purchase pursuant to the eligibility requirements set forth elsewhere in this Plan or in the Prospectus.

SERVICE FEE SCHEDULE                                                   EXHIBIT A
--------------------                                                   ---------
CLASS I SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Core Fund                                                0.28%
-------------------------------------------------------- -----------------------

GMO Tobacco-Free Core Fund                                        0.28%
-------------------------------------------------------- -----------------------

GMO Value Fund                                                    0.28%
-------------------------------------------------------- -----------------------

GMO Growth Fund                                                   0.28%
-------------------------------------------------------- -----------------------

GMO U.S. Sector Fund                                              0.28%
-------------------------------------------------------- -----------------------

GMO Small Cap Value Fund                                          0.28%
-------------------------------------------------------- -----------------------

GMO Fundamental Value Fund                                        0.28%
-------------------------------------------------------- -----------------------

GMO Small Cap Growth Fund                                         0.28%
-------------------------------------------------------- -----------------------

GMO REIT Fund                                                     0.28%
-------------------------------------------------------- -----------------------

GMO International Core Fund                                       0.28%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Core Fund                       0.28%
-------------------------------------------------------- -----------------------

GMO Foreign Fund                                                  0.28%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha B Fund                                 0.28%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.28%
-------------------------------------------------------- -----------------------

GMO International Small Companies Fund                            0.28%
-------------------------------------------------------- -----------------------

GMO Japan Fund                                                    0.28%
-------------------------------------------------------- -----------------------

GMO Emerging Markets Fund                                         0.28%
-------------------------------------------------------- -----------------------

GMO Global Properties Fund                                        0.28%
-------------------------------------------------------- -----------------------

GMO Domestic Bond Fund                                            0.28%
-------------------------------------------------------- -----------------------

GMO Global Hedged Equity Fund                                     0.28%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.28%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.28%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.28%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Fund                                    0.28%
-------------------------------------------------------- -----------------------

GMO Inflation Indexed Bond Fund                                   0.28%
-------------------------------------------------------- -----------------------

GMO Evolving Countries Fund                                       0.28%
-------------------------------------------------------- -----------------------

GMO Asia Fund                                                     0.28%
-------------------------------------------------------- -----------------------

GMO Tax-Managed U.S. Equities Fund                                0.28%
-------------------------------------------------------- -----------------------

GMO Tax-Managed International Equities Fund                       0.28%
-------------------------------------------------------- -----------------------

GMO International Equity Allocation Fund                          0.13%
-------------------------------------------------------- -----------------------

-------------------------------------------------------- -----------------------

GMO Global (U.S.+) Equity Allocation Fund                         0.13%
-------------------------------------------------------- -----------------------

GMO World Equity Allocation Fund                                  0.13%
-------------------------------------------------------- -----------------------

GMO Global Balanced Allocation Fund                               0.13%
-------------------------------------------------------- -----------------------

GMO International Core Plus Allocation Fund                       0.13%
-------------------------------------------------------- -----------------------

SERVICE FEE SCHEDULE                                          EXHIBIT A (cont'd)
--------------------                                          ---------
CLASS II SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Core Fund                                                0.22%
-------------------------------------------------------- -----------------------

GMO Tobacco-Free Core Fund                                        0.22%
-------------------------------------------------------- -----------------------

GMO Value Fund                                                    0.22%
-------------------------------------------------------- -----------------------

GMO Growth Fund                                                   0.22%
-------------------------------------------------------- -----------------------

GMO U.S. Sector Fund                                              0.22%
-------------------------------------------------------- -----------------------

GMO Small Cap Value Fund                                          0.22%
-------------------------------------------------------- -----------------------

GMO Fundamental Value Fund                                        0.22%
-------------------------------------------------------- -----------------------

GMO Small Cap Growth Fund                                         0.22%
-------------------------------------------------------- -----------------------

GMO REIT Fund                                                     0.22%
-------------------------------------------------------- -----------------------

GMO International Core Fund                                       0.22%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Core Fund                       0.22%
-------------------------------------------------------- -----------------------

GMO Foreign Fund                                                  0.22%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha B Fund                                 0.22%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.22%
-------------------------------------------------------- -----------------------

GMO International Small Companies Fund                            0.22%
-------------------------------------------------------- -----------------------

GMO Japan Fund                                                    0.22%
-------------------------------------------------------- -----------------------

GMO Emerging Markets Fund                                         0.22%
-------------------------------------------------------- -----------------------

GMO Global Properties Fund                                        0.22%
-------------------------------------------------------- -----------------------

GMO Domestic Bond Fund                                            0.22%
-------------------------------------------------------- -----------------------

GMO Global Hedged Equity Fund                                     0.22%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.22%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.22%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.22%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Fund                                    0.22%
-------------------------------------------------------- -----------------------

GMO Inflation Indexed Bond Fund                                   0.22%
-------------------------------------------------------- -----------------------

GMO Evolving Countries Fund                                       0.22%
-------------------------------------------------------- -----------------------

GMO Asia Fund                                                     0.22%
-------------------------------------------------------- -----------------------

GMO Tax-Managed U.S. Equities Fund                                0.22%
-------------------------------------------------------- -----------------------

GMO Tax-Managed International Equities Fund                       0.22%
-------------------------------------------------------- -----------------------

-------------------------------------------------------- -----------------------

GMO International Equity Allocation Fund                          0.07%
-------------------------------------------------------- -----------------------

GMO Global (U.S.+) Equity Allocation Fund                         0.07%
-------------------------------------------------------- -----------------------

GMO World Equity Allocation Fund                                  0.07%
-------------------------------------------------------- -----------------------

GMO Global Balanced Allocation Fund                               0.07%
-------------------------------------------------------- -----------------------

GMO International Core Plus Allocation Fund                       0.07%

-------------------------------------------------------- -----------------------


SERVICE FEE SCHEDULE                                          EXHIBIT A (cont'd)
--------------------                                          ---------

CLASS III SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Core Fund                                                0.15%
-------------------------------------------------------- -----------------------

GMO Tobacco-Free Core Fund                                        0.15%
-------------------------------------------------------- -----------------------

GMO Value Fund                                                    0.15%
-------------------------------------------------------- -----------------------

GMO Growth Fund                                                   0.15%
-------------------------------------------------------- -----------------------

GMO U.S. Sector Fund                                              0.15%
-------------------------------------------------------- -----------------------

GMO Small Cap Value Fund                                          0.15%
-------------------------------------------------------- -----------------------

GMO Fundamental Value Fund                                        0.15%
-------------------------------------------------------- -----------------------

GMO Small Cap Growth Fund                                         0.15%
-------------------------------------------------------- -----------------------

GMO REIT Fund                                                     0.15%
-------------------------------------------------------- -----------------------

GMO International Core Fund                                       0.15%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Core Fund                       0.15%
-------------------------------------------------------- -----------------------

GMO Foreign Fund                                                  0.15%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha B Fund                                 0.15%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.15%
-------------------------------------------------------- -----------------------

GMO International Small Companies Fund                            0.15%
-------------------------------------------------------- -----------------------

GMO Japan Fund                                                    0.15%
-------------------------------------------------------- -----------------------

GMO Emerging Markets Fund                                         0.15%
-------------------------------------------------------- -----------------------

GMO Global Properties Fund                                        0.15%
-------------------------------------------------------- -----------------------

GMO Domestic Bond Fund                                            0.15%
-------------------------------------------------------- -----------------------

GMO Short-Term Income Fund                                        0.15%
-------------------------------------------------------- -----------------------

GMO Global Hedged Equity Fund                                     0.15%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.15%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.15%
-------------------------------------------------------- -----------------------

-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.15%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Fund                                    0.15%
-------------------------------------------------------- -----------------------

GMO Evolving Countries Fund                                       0.15%
-------------------------------------------------------- -----------------------

GMO Inflation Indexed Bond Fund                                   0.15%
-------------------------------------------------------- -----------------------

GMO Asia Fund                                                     0.15%
-------------------------------------------------------- -----------------------

GMO Tax-Managed U.S. Equities Fund                                0.15%
-------------------------------------------------------- -----------------------

GMO Tax-Managed International Equities Fund                       0.15%
-------------------------------------------------------- -----------------------

GMO International Equity Allocation Fund                          0.00%
-------------------------------------------------------- -----------------------

GMO Global (U.S.+) Equity Allocation Fund                         0.00%
-------------------------------------------------------- -----------------------

GMO World Equity Allocation Fund                                  0.00%
-------------------------------------------------------- -----------------------

GMO Global Balanced Allocation Fund                               0.00%
-------------------------------------------------------- -----------------------

GMO International Core Plus Allocation Fund                       0.00%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Share Fund                              0.00%
-------------------------------------------------------- -----------------------

SERVICE FEE SCHEDULE                                          EXHIBIT A (cont'd)
--------------------                                          ---------

CLASS IV SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Core Fund                                                0.105%
-------------------------------------------------------- -----------------------

GMO Tax-Managed U.S. Equities Fund                                0.105%
-------------------------------------------------------- -----------------------

GMO Tobacco-Free Core Fund                                         0.12%
-------------------------------------------------------- -----------------------

GMO Value Fund                                                    0.095%
-------------------------------------------------------- -----------------------

GMO Growth Fund                                                    0.12%
-------------------------------------------------------- -----------------------

GMO U.S. Sector Fund                                               0.12%
-------------------------------------------------------- -----------------------

GMO Small Cap Value Fund                                           0.12%
-------------------------------------------------------- -----------------------

GMO Small Cap Growth Fund                                          0.12%
-------------------------------------------------------- -----------------------

GMO REIT Fund                                                      0.12%
-------------------------------------------------------- -----------------------

GMO International Core Fund                                        0.09%
-------------------------------------------------------- -----------------------

GMO Tax-Managed International Equities Fund                        0.09%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Core Fund                        0.09%
-------------------------------------------------------- -----------------------

GMO Foreign Fund                                                   0.09%
-------------------------------------------------------- -----------------------

GMO International Small Companies Fund                             0.11%
-------------------------------------------------------- -----------------------

GMO Japan Fund                                                     0.11%
-------------------------------------------------------- -----------------------

GMO Emerging Markets Fund                                         0.105%
-------------------------------------------------------- -----------------------

GMO Global Properties Fund                                         0.11%
-------------------------------------------------------- -----------------------

GMO Domestic Bond Fund                                             0.13%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                  0.13%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                        0.13%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                        0.13%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                               0.13%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Fund                                     0.10%
-------------------------------------------------------- -----------------------

GMO Global Hedged Equity Fund                                      0.13%
-------------------------------------------------------- -----------------------

GMO Inflation Indexed Bond Fund                                    0.13%
-------------------------------------------------------- -----------------------

GMO Evolving Countries Fund                                        0.10%
-------------------------------------------------------- -----------------------

GMO Fundamental Value Fund                                         0.13%
-------------------------------------------------------- -----------------------

GMO Asia Fund                                                     0.105%
-------------------------------------------------------- -----------------------

SERVICE FEE SCHEDULE                                          EXHIBIT A (cont'd)
--------------------                                          ---------

CLASS V SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Core Fund                                                0.09%
-------------------------------------------------------- -----------------------

GMO Tobacco-Free Core Fund                                        0.09%
-------------------------------------------------------- -----------------------

GMO Value Fund                                                    0.09%
-------------------------------------------------------- -----------------------

GMO Growth Fund                                                   0.09%
-------------------------------------------------------- -----------------------

GMO U.S. Sector  Fund                                             0.09%
-------------------------------------------------------- -----------------------

GMO Small Cap Value Fund                                          0.09%
-------------------------------------------------------- -----------------------

GMO Small Cap Growth Fund                                         0.09%
-------------------------------------------------------- -----------------------

GMO REIT Fund                                                     0.09%
-------------------------------------------------------- -----------------------

GMO International Core Fund                                       0.07%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Core Fund                       0.07%
-------------------------------------------------------- -----------------------

GMO Foreign Fund                                                  0.10%
-------------------------------------------------------- -----------------------

GMO International Small Companies Fund                            0.07%
-------------------------------------------------------- -----------------------

GMO Japan Fund                                                    0.07%
-------------------------------------------------------- -----------------------

GMO Emerging Markets Fund                                         0.05%
-------------------------------------------------------- -----------------------

GMO Global Properties Fund                                        0.07%
-------------------------------------------------------- -----------------------

GMO Domestic Bond Fund                                            0.12%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.12%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.12%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.12%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.12%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Fund                                    0.12%
-------------------------------------------------------- -----------------------

GMO Global Hedged Equity Fund                                     0.12%
-------------------------------------------------------- -----------------------

GMO Inflation Indexed Bond Fund                                   0.12%
-------------------------------------------------------- -----------------------

GMO Evolving Countries Fund                                       0.05%
-------------------------------------------------------- -----------------------

SERVICE FEE SCHEDULE                                          EXHIBIT A (cont'd)
--------------------                                          ---------

CLASS VI SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Core Fund                                                0.07%
-------------------------------------------------------- -----------------------

GMO Tobacco-Free Core Fund                                        0.07%
-------------------------------------------------------- -----------------------

GMO Value Fund                                                    0.07%
-------------------------------------------------------- -----------------------

GMO Growth Fund                                                   0.07%
-------------------------------------------------------- -----------------------

GMO U.S. Sector Fund                                              0.07%
-------------------------------------------------------- -----------------------

GMO Small Cap Value Fund                                          0.07%
-------------------------------------------------------- -----------------------

GMO Small Cap Growth Fund                                         0.07%
-------------------------------------------------------- -----------------------

GMO REIT Fund                                                     0.07%
-------------------------------------------------------- -----------------------

GMO International Core Fund                                       0.04%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Core Fund                       0.04%
-------------------------------------------------------- -----------------------

GMO Foreign Fund                                                  0.08%
-------------------------------------------------------- -----------------------

GMO International Small Companies Fund                            0.04%
-------------------------------------------------------- -----------------------

GMO Japan Fund                                                    0.04%
-------------------------------------------------------- -----------------------

GMO Emerging Markets Fund                                         0.02%
-------------------------------------------------------- -----------------------

GMO Global Properties Fund                                        0.04%
-------------------------------------------------------- -----------------------

GMO Domestic Bond Fund                                            0.10%
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.10%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.10%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.10%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.10%
-------------------------------------------------------- -----------------------

GMO Emerging Country Debt Fund                                    0.10%
-------------------------------------------------------- -----------------------

GMO Global Hedged Equity Fund                                     0.10%
-------------------------------------------------------- -----------------------

GMO Inflation Indexed Bond Fund                                   0.10%
-------------------------------------------------------- -----------------------

GMO Evolving Countries Fund                                       0.02%
-------------------------------------------------------- -----------------------

SERVICE FEE SCHEDULE                                          EXHIBIT A (cont'd)
--------------------                                          ---------

CLASS VII SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.06%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.06%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.06%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.06%
-------------------------------------------------------- -----------------------




CLASS VIII SHARES

                          FUND                                 SERVICE FEE
-------------------------------------------------------- -----------------------

GMO U.S. Bond/Global Alpha A Fund                                 0.01%
-------------------------------------------------------- -----------------------

GMO International Bond Fund                                       0.01%
-------------------------------------------------------- -----------------------

GMO Currency Hedged International Bond Fund                       0.01%
-------------------------------------------------------- -----------------------

GMO Global Bond Fund                                              0.01%
-------------------------------------------------------- -----------------------

                                  PELICAN FUND


                   40 ROWES WHARF, BOSTON, MASSACHUSETTS 02110
                          (617) 346-7600 (CALL COLLECT)



         The Pelican Fund (the "Fund") is one of thirty-six separate investment portfolios currently offered by GMO Trust (the "Trust"), an open-end management investment company. The Fund's investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager").

         The Pelican Fund is a diversified portfolio that seeks long term capital growth primarily through investment in equity securities.




                              INVESTMENT MANAGER &
                             CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

                                     ("GMO")


                       Tel: (617) 330-7500 (call collect)
                               Fax: (617) 439-4132









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                         JUNE 30, 1999

                                TABLE OF CONTENTS

FUND OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.......................................................           3

SUMMARY OF PRINCIPAL RISKS...............................................................................           5

FEES AND EXPENSES........................................................................................           7

MANAGEMENT...............................................................................................           8

DISTRIBUTIONS, REINVESTMENT AND TAXES....................................................................           8

HOW TO PURCHASE SHARES...................................................................................          10

HOW TO REDEEM SHARES.....................................................................................          11

HOW SHARES ARE PRICED....................................................................................          13

FINANCIAL HIGHLIGHTS.....................................................................................          14

ADDITIONAL INFORMATION...................................................................................  back cover

SHAREHOLDER INQUIRIES....................................................................................  back cover

          FUND OBJECTIVE AND SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES

         The summary below describes the Fund's investment objective and principal investment strategies. A "Summary of Principal Risks" describing the principal risks of investing in the Fund begins on page 5. Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement of Additional Information, the investment policies of the Fund and the Fund's investment objective may be changed by the Trustees without shareholder approval.

                                                           Fund Codes
                                                   -----------------------------
                                                   Ticker  Symbol      Cusip
                                                   ------  -------  -----------
Fund Inception Date:  5/31/89                      PELFX   Pelican  705807 10 5


         INVESTMENT OBJECTIVE: The Pelican Fund seeks long-term growth of capital primarily through investment in equity securities. The Fund's current benchmark is the Standard & Poor's 500 Composite Stock Market Index.


         INVESTMENT UNIVERSE: The Fund invests primarily in U.S. equity securities and, to a lesser extent, in foreign equity securities and debt securities.


         PRINCIPAL INVESTMENTS: The Fund invests primarily in equity securities traded in the United States but may invest a portion of its assets in equity securities traded outside of the United States. The Fund may invest in equity securities of companies of any market capitalization. The Fund may also invest without limitation in debt securities, and may take temporary defensive positions through investment in cash and high quality money market instruments. The Fund seeks to maximize risk-adjusted portfolio returns by maintaining an average historical volatility (beta) that is lower than that of the S&P 500 Index.


         METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental investment principles and traditional portfolio analysis to obtain broad market exposure for the U.S. equity portion of the portfolio. Using these principles, the Manager focuses on selecting stocks of issuers with financial, business and valuation characteristics that it believes will produce above-average returns, and emphasizes established, financially secure companies. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the issuer's earnings stream (using a proprietary dividend discount model), asset value and/or franchise value.

                                   PERFORMANCE

         The two figures below help to illustrate the risks of investing in the Fund. The annual total return bar chart shows how the returns of the Fund's shares have varied from year to year, and the average annual total return table compares the Fund's performance to the Standard & Poor's 500 Composite Stock Market Index ("S&P 500"), a broad-based index. The S&P 500 is a well-known U.S. large capitalization stock index that is independently maintained and published by the Standard & Poor's Corporation. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.


                               ANNUAL TOTAL RETURN
                             Years ended December 31

                                    [GRAPH]

Highest Quarter: 15.54% (1Q1991)  Lowest Quarter: -14.23% (3Q1990)  Year-to-Date (as of 3/31/99):  -0.44%


                           AVERAGE ANNUAL TOTAL RETURN
                            Periods Ended December 31

--------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                                1 Year                    5 Year                  10 Year                  Inception
                                                                                                            5/31/89
--------------------------------------------------------------------------------------------------------------------
    Pelican Fund                11.67%                    17.93%                    N/A                      14.43%
--------------------------------------------------------------------------------------------------------------------
       S&P 500                  28.57%                    24.05%                    N/A                      18.13%
--------------------------------------------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

         The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For additional detailed information regarding the Fund's investment strategies and risks, see "Description and Risks of Fund Investments" and "Investment Guidelines" in the Statement of Additional Information. The Statement of Additional Information is available free of charge by contacting the Manager.

         - MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. The following summarizes certain general market risks associated with investments in equity and fixed income securities.

         Equity Securities. A principal risk of the Fund is that the equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         Some equity securities, generally referred to as value securities, are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. Such companies may have experienced adverse business developments or may be subject to special risks. Other factors may also have caused their securities to be out of favor. These securities bear the risk that the companies may not overcome the adversity or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates.

           The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

         Fixed Income Securities. The value of the Fund's investments in fixed income securities (including bonds and notes) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise. This kind of market risk, also called interest rate risk, will generally increase to the extent the Fund invests in fixed income securities with longer durations (i.e., with longer maturities).


         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies.

         - FOREIGN INVESTMENT RISK.. The Fund may invest in securities traded principally in securities markets outside the United States that are subject to additional and more varied risks and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in the exchange rates may negatively affect the value of the Fund's investments. Currency risk means that currencies in which the Fund's investments are denominated or currencies in which the Fund has taken on an active investment position will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

         - CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

         - MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested in the relevant asset class, such as domestic equities and foreign equities.

         - SPECIAL YEAR 2000 RISK CONSIDERATIONS. Many of the services provided to the Fund depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Fund's service systems fail to process information properly, that could have an adverse impact on the Fund's operations and services provided to shareholders. GMO, as well as the Trust's administrator, transfer agent, custodians and other service providers, have reported that each is working toward mitigating the risks associated with the "Year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the Year 2000 problem will not have an adverse effect on the entities whose securities are held by the Fund or on U.S. or global equity markets or economies generally.


                                FEES AND EXPENSES

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
      (as a percentage of average net assets)
      Investment Management Fee..................................................................  0.90%
      Other Operating Expenses...................................................................  0.11%
                                                                                                   ----
      Total Fund Operating Expenses..............................................................  1.01%
      Expense Reimbursement(1)...................................................................  0.06%
                                                                                                   ----
      NET EXPENSES...............................................................................  0.95%

         (1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2000 to the extent that the Fund's total annual operating expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and transfer taxes) would otherwise exceed 0.95% of the Fund's average daily net assets.

EXAMPLE:

The example below illustrates the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without a redemption at the end of each time period). The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.

                           One Year (after waiver)................... $   97
                           Three Years............................... $  316
                           Five Years................................ $  552
                           Ten Years................................. $1,231

                                   MANAGEMENT

         MANAGER. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager"), which provides investment advisory services to a substantial number of institutional and other investors. The Manager also advises each of the other Series of the Trust. Each of the following four members holds a greater than 5 percent interest in the Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo, and Kingsley Durant.

         Under a Management Contract with the Trust, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.90% of the average daily net assets of the Fund's portfolio. The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2000 to the extent that the Fund's total annual operating expenses (including the management fee but excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and transfer taxes) would otherwise exceed 0.95% of the Fund's average daily net assets. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. The Manager received 0.84% of the average net assets of the Fund during the fiscal year ended February 28, 1999 as compensation for advisory services rendered during that year.

         Mr. Mayo is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mayo serves as President - Domestic Active of the Trust and is a founding partner of the Manager. He has been a portfolio manager for more than twenty-five years and has been employed by the Manager in such capacity since its inception in 1977.

         CUSTODIAN, TRANSFER, AND DIVIDEND PAYING AGENT. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts, serves as custodian and dividend paying agent for the Fund. Boston Financial Data Services, Inc. (BFDS), Two Heritage Drive, Quincy, Massachusetts, serves as transfer agent for the Fund.


                      DISTRIBUTIONS, REINVESTMENT AND TAXES

         The Fund intends to pay dividends quarterly from net investment income and to distribute annually any net realized capital gains. Unless a shareholder otherwise requests, all dividends and distributions are credited to a shareholder's account as full and fractional shares of the Fund at the net asset value in effect as of the dividend or distribution date. Shareholders may elect to receive in cash all of their future dividends and distributions on shares of the Fund by so notifying the Trust in writing. Such an election may be changed at any time by subsequent written notice to the Trust.

         It is the policy of the Fund each year to distribute to shareholders substantially all of its net investment income and gains and to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualifying as a regulated investment company in order for the Fund to be relieved of liability for federal income taxes.

         For those shareholders subject to federal income tax, dividends and capital gain distributions are taxable whether credited in shares or paid in cash.

         Dividends from net investment income and distributions of net short-term gains (i.e., net gains from securities held for not more than a year) are taxable as ordinary income to shareholders subject to tax. Distributions designated by the Fund as deriving from net gains on securities held for more than 12 months will be taxable for federal income tax purposes as such to shareholders subject to tax (generally at a 20% rate for noncorporate shareholders), regardless of how long they have held their shares. The fund will provide federal tax information annually, including information about dividends paid during the preceding year.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

         The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

         In addition, the Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate the Fund's recognition of taxable income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments to satisfy the requirements to be a regulated investment company.

         Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

         The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens, residents or domestic corporations. Shareholders should consult their own tax advisers about the precise tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws (including possible liability for federal alternative minimum tax). The Fund will report the federal income tax status of all distributions to shareholders annually.

                             HOW TO PURCHASE SHARES

         Shares of the Fund may be purchased directly from the Trust without any sales charge or underwriting commissions on any day when the New York Stock Exchange is open for business.

- To buy shares: Complete an account application and mail with your check to the address below. Call the Fund at 1-800-447-3167 between 9:00 a.m. and 5:00 p.m. Boston time for instructions or to request an account application.



                  Pelican Fund
                  State Street Bank Corp.
                  P.O. Box 8120
                  Boston, MA 02266-8120



- To buy shares by wire, call the Fund at 1-800-447-3167 for instructions. You must complete an account application before your initial purchase of shares. Send the wire to:


                  State Street Bank and Trust Company
                  Boston, Massachusetts
                  ABA# 011 000 028
                  Attn:  Mutual Fund Division, Pelican Fund
                  Include your shareholder account number.

         The Fund reserves the right to refuse additional investments at any time and may limit the size of individual accounts. Shareholders of the Fund will continue to be able to reinvest dividend and capital gain distributions without limitation. The minimum initial investment in the Fund is $5,000; there is no required minimum for additional purchase of Fund shares. An initial investment of at least $1,000 must be made in connection with the establishment of a Keogh plan; there is no minimum in connection with an individual retirement account (IRA). The minimum initial investment amount may be changed by the Trustees at any time.

         The price at which a purchase order is filled in full and fractional shares of the Fund is the net asset value per share of the Fund next determined after a properly completed application and payment are received at the Fund's office. See "How Shares Are Priced" below.

         Subject to limitations described in the Statement of Additional Information, the Fund may accept securities as payment for shares of the Fund (in lieu of payment by check or wire). An investor should not under any circumstances send cash to the Fund as payment for Fund shares.

         Shares of the Fund are maintained under an open account arrangement, and no share certificates are expected to be issued. After each transaction that affects the number of shares in an open account, a confirmation will be mailed to the address in which the account is registered that discloses the current balance of shares owned. The Fund reserves the right to charge a fee for providing duplicate information.

         Shares of the Fund may be purchased for tax-sheltered retirement plans, including Keogh plans for self-employed individuals and partnerships, employer defined-contribution plans, individual retirement accounts (IRAs), and Simplified Employee Pension Plans (SEPPs). Further details and prototype plans are available from the Fund. An investor should consult a competent tax or other adviser as to the suitability of shares of the Fund as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state tax as well as federal tax aspects.

         All purchase orders are subject to acceptance by the Fund, which may refuse any purchase order or suspend the offering of shares of the Fund at any time.

         Reminders to make regularly scheduled investments will be sent to shareholders upon their request, with no obligation to invest at any time.


                              HOW TO REDEEM SHARES

         Shareholders have the right to redeem their shares at the net asset value per share next determined after receipt by State Street Bank of an appropriate written request for redemption together with share certificates, if any, properly endorsed with signatures guaranteed (see below). Shareholders may also redeem shares by telephone, as further described below. The value of shares at redemption depends upon the market value of the Fund's portfolio at the time of redemption and may be more or less than the cost to the shareholder.

         A written request for redemption should specify the shareholder's account number and the number of shares to be redeemed and should normally be signed by the person or persons in whose name or names the account is registered or, in the case of the death of a shareholder, by the legal successor of the shareholder. Written redemption requests for shares held by tax-sheltered retirement plans must be submitted by the trustees or custodians of such plans rather than by the plan participants. The Fund will require proof of the authenticity of signatures and in certain cases proof of authority of the signers.

         For shareholder protection, all signatures on written requests for redemption or transfer of ownership and endorsements of any issued share certificates or stock powers that accompany such certificates must be guaranteed by a national bank or trust company, a member of the Federal Reserve System, a savings bank or savings and loan association, or a member of the National Association of Securities Dealers, Inc. or of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. A signature "verification" by a savings bank or savings and loan association or notarization by a notary public is not acceptable.

         A signature guaranty is required to establish telephone redemption on any account after it has been opened. A signature guaranty will not be required to establish the telephone redemption option so long as this option is selected at the time of an initial account application; election of the privilege at a later date will require completion of an appropriate form accompanied by a signature guaranty.

         Shareholders who elect the telephone redemption option on their application may redeem, without extra charge, $5,000 or more from their account by telephone, and the proceeds will be sent by wire transfer to the shareholder's previously designated bank account within the United States. The account must be with a bank that is a member of the Federal Reserve System or that has a correspondent banking relationship with a member bank. All telephone redemption requests will be recorded.

         For telephone redemptions, call 1-800-447-3167 between 9:00 a.m. and 5:00 p.m. Boston time. Please specify the Pelican Fund.

         A redemption request received by telephone in proper form by the Fund before 4:15 p.m. Boston time on any business day will become effective at 4:15 p.m. that day and the proceeds of such redemption will be wired on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made.

         The shareholder is solely responsible for the authenticity of redemption instructions received by telephone that the Fund reasonably believes to be genuine. The Fund will accept such instructions from anyone able to provide information on an account. The Fund is not responsible for losses due to unauthorized or fraudulent telephone instructions unless it fails to employ reasonable procedures to assure the genuine nature of the redemption request, such as recording the redemption request.

         When shares are redeemed, a check in payment will normally be mailed within seven days. However, a redemption check will not be mailed until all checks received by the Fund in payment for shares to be redeemed have cleared (check clearance may take up to 15 days). A shareholder may avoid this delay by paying for shares with a certified check or by making investments by wire as described above.

         The Fund and State Street Bank each reserve the right at any time to terminate, suspend or change the terms of any redemption method, except redemption by mail.

         If a request for redemption would reduce a shareholder's shares in the Fund to a value of $1,000 or less, the Fund will treat the request as a request for redemption of all the shares of the Fund in the shareholder's account. Upon sixty days advance written notice, the Fund also has the right to redeem shares in a shareholder's account which is valued at less than $2,500 for sixty days or more due to redemptions. During such sixty day period, the shareholder may avoid such redemption by increasing his or her account to the $2,500 minimum.

         SYSTEMATIC WITHDRAWAL PLAN. Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in the Systematic Withdrawal Plan. A shareholder whose account contains shares of the Fund worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account contains shares of the Fund worth at least $10,000 may elect to receive monthly payments of $100 or more. Please contact the Fund for further information about and application materials for the Systematic Withdrawal Plan.

                              HOW SHARES ARE PRICED

         The net asset value of a share is determined for the Fund once on each day on which the New York Stock Exchange is open, except that the Fund may not determine its net asset value on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund. The Fund's net asset value is determined as of 4:15 p.m., New York City Time. The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but that exchange is less relevant in determining the market value of such securities than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, unless circumstances dictate otherwise. Circumstances may dictate otherwise, among other times, when the issuer's creditworthiness has become impaired.

         All other fixed income securities (which include bonds, loans and structured notes) and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. While the Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. However, the Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to suspect that a price supplied may not be reliable.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             Year ended February 28/29,
                                             ---------------------------------------------------------
                                                1999        1998        1997        1996        1995
                                             ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period         $   17.78   $   16.31   $   14.52   $   11.99   $   12.08
                                             ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income                           0.30        0.32        0.33        0.31        0.37
  Net realized  and unrealized gain (loss)        0.43        4.13        2.27        3.04        0.46
                                             ---------   ---------   ---------   ---------   ---------
  Total from investment operations                0.73        4.45        2.60        3.35        0.83
                                             ---------   ---------   ---------   ---------   ---------
Less distributions to shareholders:
  From net investment income                     (0.31)      (0.40)      (0.27)      (0.29)      (0.37)
  From net realized gains                        (2.47)      (2.58)      (0.54)      (0.53)      (0.55)
                                             ---------   ---------   ---------   ---------   ---------
  Total distributions                            (2.78)      (2.98)      (0.81)      (0.82)      (0.92)
                                             ---------   ---------   ---------   ---------   ---------
Net asset value, end of period               $   15.73   $   17.78   $   16.31   $   14.52   $   11.99
                                             =========   =========   =========   =========   =========
Total Return (a)                                  3.89%      28.97%      18.60%      28.56%       7.38%
Ratios/Supplemental Data:
Net assets, end of period (000's)            $ 223,937   $ 236,286   $ 207,369   $ 177,238   $ 117,920
Net expenses to average daily net assets          0.95%       0.95%       0.95%       1.05%       1.10%
Net investment income to average
  daily net assets                                1.68%       1.77%       2.10%       2.42%       2.51%
Portfolio turnover rate                             34%         28%         27%         32%         40%
Fees and expenses voluntarily waived or
borne by the Manager consisted of the
following per share amounts:                 $    0.01   $    0.01  $     0.01   $      --   $      --


(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

         The financial highlights table is designed to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information and available upon request.

                             ADDITIONAL INFORMATION

         Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's Statement of Additional Information dated June 30, 1999, as revised from time to time, are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7600. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

         Information about the Fund (including the Statement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                              SHAREHOLDER INQUIRIES

                      Shareholders may direct inquiries to:

                                  Pelican Fund
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                         (1-617-346-7600) (CALL COLLECT)

   For price, share position, or information on account activity, please call:
                                 1-800-447-3167



                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                  PELICAN FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1999














This Statement of Additional Information is not a prospectus. It relates to the Pelican Fund Prospectus dated June 30, 1999, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). Information from the Prospectus and from the Pelican Fund Annual Report dated February 28, 1999 is incorporated by reference into this Statement of Additional Information. Investors may obtain a free copy of the Prospectus and the Annual Report from the Trust, 40 Rowes Wharf, Boston, Massachusetts 02110 (call collect:
617-346-7600 - ask for Shareholder Services).

                                Table of Contents

Caption                                                                                                            Page
-------                                                                                                            ----
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS.......................................................................     3

INVESTMENT RESTRICTIONS..........................................................................................     7

TRUSTEES AND OFFICERS............................................................................................     9

MANAGEMENT ARRANGEMENTS..........................................................................................    11

PORTFOLIO TRANSACTIONS...........................................................................................    12

PRICING OF SHARES................................................................................................    13

TAX STATUS.......................................................................................................    14

REDEMPTION OF SHARES.............................................................................................    16

SYSTEMATIC WITHDRAWAL PLANS......................................................................................    16

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.................................................................    16

VOTING RIGHTS....................................................................................................    18

SHAREHOLDER AND TRUSTEE LIABILITY................................................................................    19

PERFORMANCE INFORMATION..........................................................................................    20

INVESTMENT GUIDELINES............................................................................................    22

FINANCIAL STATEMENTS.............................................................................................    24

SPECIMEN PRICE MAKE-UP...........................................................................................    24

         The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of a separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers thirty-six Series. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed by the Trustees without shareholder approval.


         The Fund invests primarily in common stocks of domestic corporations. It seeks to invest in companies that represent outstanding values relative to their market prices. Under normal conditions, the Fund generally, but not exclusively, looks for companies with low price/earnings ratios and rising earnings. The Fund focuses on established, financially secure firms and generally does not buy issues of companies with less than three years of operating history. The Fund seeks to maintain lower than average risk levels relative to the potential for return through a portfolio with an average volatility (beta) below 1.0. The average volatility (beta) of the Standard & Poor's 500 Stock Market Index, which serves as a standard for measuring volatility, is always 1.0. The Fund's beta may change with market conditions.

         The Fund's Manager analyzes key economic variables to identify general trends in the stock markets. World economic indicators, which are tracked regularly, include U.S. industry and trade indicators, interest rates, international stock market indices, and currency levels.

         The Manager also analyzes each company considered for investment. The analysis includes its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, the Manager analyzes the financial condition of each company. The Manager examines current and historical measures of relative value to find corporations that are selling at discounts relative to both underlying asset values and market pricing. The Manager then selects those undervalued companies with financial and business characteristics that it believes will produce above-average growth in earnings.

         The Manager generally selects equities that normally trade in sufficient volume to provide liquidity. Domestic equities are usually traded on the New York Stock Exchange or the American Stock Exchange or in the over-the-counter markets. Foreign securities in the portfolio are generally listed on principal over-seas exchanges.

         Sell decisions are triggered when the stock price and other fundamental considerations no longer signal further appreciation. The Manager monitors returns on domestic and international equity securities, returns on fixed income securities, and the performance of industry sectors.

         Portfolio Turnover. The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. In any given year, turnover may be greater than anticipated in response to market conditions. The rate of the Fund's turnover may also vary significantly from time to time in response to market volatility and economic conditions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

         Because the Fund is directed primarily to institutions and other tax-exempt investors, it is expected that the tax consequences of portfolio transactions may be of secondary consideration.

         Diversification. It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 75% of the value the Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

         Selection of Investments for the Fund. There is no single, specific formula or technique for the successful pursuit of long-term capital growth. The investment philosophy of the Fund is to select investments with excellent growth and, secondarily, income potential. Under normal conditions, investments are made in a variety of economic sectors, industry segments, and individual securities to reduce the effects of price volatility in any one area. Shares of the Fund are not intended to represent a complete investment program.
There can be no assurance that the Fund will attain its investment objective.

         Questions of whether to be fully invested in common stocks, or of whether to be in one type of common stock or another, cannot be answered categorically. It is anticipated, in view of the Fund's investment objectives, that at least 65 percent of the asset value of the Fund's portfolio will be invested principally in common stocks and securities convertible into common stocks. However, the Fund may invest part or all of its portfolio in debt securities, preferred stocks, or short-term notes, or it may convert part or all of its portfolio to cash, when economic or market conditions appear to make such action or actions desirable. For example, a more defensive or conservative position may seem temporarily justified by prevailing market conditions, or, securities other than common stocks offer a better opportunity for capital growth based upon relative values at a particular time. Debt securities purchased by the Fund may include obligations of the U.S. Government, its agencies and instrumentalities and other investment-grade obligations. Equity securities and debt securities, including debt securities issued or guaranteed by the U.S. Government, are subject to significant price variations from time to time. The Fund does not engage in aggressive market timing techniques.

         The Fund may invest up to 25 percent of its assets in foreign securities, generally equity securities traded in principal European and Pacific Basin markets. The Manager evaluates the economic strength of a country, which includes its resources, markets, and growth rate. In addition, it examines the political climate of a country as to its stability and business policies. The Manager then assesses the strength of the country's currency and considers foreign exchange issues in general. The Fund aims for diversification not only among countries but also among industries in order to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets.

         The Fund seeks to identify rapidly expanding foreign economies and then searches out growing industries and corporations. It focuses on companies with established records. Individual securities are selected based on value indicators, such as low price to earnings ratio. They are reviewed for fundamental financial strength. Selected companies will generally have at least a $100 million market capitalization and a solid history of operations.


         Additional Information Regarding Foreign Investments. Foreign investments involve certain special risks. Securities prices in different countries are subject to different economic, financial, political, and social factors. Changes in currency exchange rates will affect the value of portfolio securities to U.S. investors. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, imposition of exchange controls, social instability, and political developments which could affect investments in those countries. Assets of the Fund held by custodians in foreign countries may also be subject to these risks. There may be less publicly available information about foreign companies than U.S. companies. Foreign companies may not be subject to accounting, auditing, and financial reporting standards comparable to those of U.S. companies. The trading volume of foreign securities markets is growing, but they generally have substantially smaller trading volume than U.S. markets. Consequently, foreign securities may be less liquid and their prices more volatile than those of comparable U.S. companies. Brokerage commissions abroad are generally fixed, and other transaction costs on foreign securities exchanges are generally higher than in the U.S.


         In order to reduce risks of fluctuations in currency exchange rates, the Fund may purchase and sell foreign currencies for forward deliveries. Such transactions may be utilized in connection with the settlement of portfolio transactions or for the purpose of hedging specific portfolio positions. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities, and it precludes the opportunity to benefit if the value of the hedged currency should rise. The Fund will not engage in foreign currency transactions for speculative purposes.

         Writing Covered Call Options. The Fund may write call options which are traded on national securities exchanges with respect to not more than 25% of its assets. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. Options purchased or written by the Fund will be limited to options traded on national exchanges or in the over-the-counter market (such over-the-counter options shall not exceed 10 percent of the Fund's assets).

         The Fund may write call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also sell (write) call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the Manager to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's being able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price.

         The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Purchasing Put Options. The Fund may invest up to 5% of its total assets at market value in the purchase of put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

         The Fund may purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security.

The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

         The Fund may also purchase a put option on an underlying security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                             INVESTMENT RESTRICTIONS


         Except when specifically indicated to the contrary, the investment policies described in this Statement of Additional Information are not fundamental, and the Trustees of the Trust may change such policies without first obtaining shareholder approval. As used in this paragraph, "shareholder approval" means the vote of a majority of the outstanding voting securities of the Fund and "majority" means the lessor of (1) 67 percent or more of the outstanding shares of the Fund present at a meeting if more than 50 percent of the shares are represented at the meeting in person or by proxy, or (2) more than 50 percent of the outstanding shares of the Fund.


         Except as identified in the Prospectus and this Statement of Additional Information, there are no specific limitations on the extent to which the Fund may engage in the investment policies described in the Prospectus and this Statement of Additional Information.

         Investment Restrictions. The Fund is subject to the following investment restrictions (A-L below) which may not be changed without shareholder approval. The Fund may not:

         A. Borrow money except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

         B.       Purchase securities on margin.

         C.       Sell securities short.

         D. Lend any funds or other assets (the Fund may enter into repurchase agreements and purchase publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities which are of a type customarily purchased by institutional investors or publicly traded in the securities markets).

         E. Participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock.

         F. Invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         G. Hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         H. Purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         I. Purchase and sell real estate or commodities and commodity contracts.

         J. Purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         K. Make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment.

         L. Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitments and standby commitment agreements fall within the functional meaning of "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by maintaining "segregated accounts." Similarly, so long as such segregated accounts are maintained, the issue of compliance with Section 18 will not be raised with the SEC with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by restriction A above; any collateral arrangements with respect to initial and variational margin permitted by restriction B above; and the purchase or sale of options, forward contracts or options on future contracts.


         Under the Investment Company Act of 1940 (the "1940 Act"), the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. (The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.)

         It is, moreover, the expressed policy of the Fund not to engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this Statement of Additional Information), not to invest in companies for the purpose of exercising control of management, and not to purchase any security which it is restricted from selling to the public without registration under the Securities Act of 1933. The Fund may not invest in oil, gas or other mineral exploration or development programs and it may not invest more than 5% of the value of its total assets in the securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and securities of issuers which are not readily marketable. The policies set forth in this paragraph may be changed by vote of the Trustees of the Trust.


         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                              TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         HARVEY R. MARGOLIS (D.O.B. 12/12/42). Trustee of the Trust. Mathematics Professor, Boston College.

         JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

         EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         KINGSLEY DURANT (D.O.B. 1/19/32). Vice President and Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Secretary and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Assistant Treasurer of the Trust. General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 1995 - Present). Associate, Ropes & Gray, Boston, Massachusetts (September 1992 - January 1995).

         JUI LAI (D.O.B. 1/21/49). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         ANN SPRUILL (D.O.B. 8/30/54). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.




         ROBERT V. BROKAW, JR. (D.O.B. 10/7/43). Secretary of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         FORREST BERKLEY (D.O.B. 4/25/54). Vice President of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

         SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer and Member, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 -
         1997).


         BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August
         1996).


*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.


         As of June 1, 1999, the Trustees and officers of the Trust as a group owned 1.99% of the Pelican Fund.


         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


         The Trustees other than those who are interested persons of the Trust receive an annual fee of $70,000 from the Trust. Mr. Margolis and Mr. Light are currently the only Trustees who are not interested persons, and thus the only Trustees compensated directly by the Trust. No other Trustee receives any direct compensation from the Trust or any series thereof.


         Messrs. Grantham, Mayo, Van Otterloo, Durant, Lai, Brokaw, Eston and Berkley, and Mses. Harbert and Spruill, as Members of the Manager, will benefit from the management fee paid by the Fund.

                             MANAGEMENT ARRANGEMENTS

         As disclosed in the Prospectus under the heading "MANAGEMENT," under a Management Contract between the Trust on behalf of the Fund and Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"), subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Each of the following four Members of the Manager hold a greater than 5% interest in the
Manager: R. Jeremy Grantham, Richard A. Mayo, Eyk H.A. Van Otterloo and Kingsley Durant. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transaction - Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Fund or its other clients.

         The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.90% of average daily net assets of the Fund's portfolio, subject to the Manager's agreement to reimburse the Fund for certain expenses, as described in the Prospectus. The Management Contract was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager.

         In the last three fiscal years the Fund paid the following amount as a Management Fee to the Manager pursuant to the Management Contract:

                                       Gross       Reduction        Net
                                       -----       ---------        ---
Year Ended 2/28/99                   $2,078,258   $   127,155   $1,951,103
Year Ended 2/28/98                    1,967,796       108,905    1,858,891
Year Ended 2/28/97                    1,716,394       162,010    1,554,384

         In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.


         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account's being preferred over any other account.

         Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act") and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.


         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities may be acquired under the investment restrictions applicable to the Fund; and (4) the securities are listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation System (NASDAQ). For federal income tax purposes, an exchange of securities for Fund shares is treated as a sale of the exchanged securities and generally results in a capital gain or loss. Investors interested in purchases through exchange should telephone the Manager at (617) 346-7600 (ask for Shareholder Services).


         During the last three fiscal years, the Trust paid, on behalf of the Fund, the following amounts in brokerage commissions:


                   Year Ended 2/28/99               $254,824
                   Year Ended 2/28/98               $263,007
                   Year Ended 2/28/97               $185,762



                                PRICING OF SHARES

         The net asset value per share of the Fund is computed as of 4:15 p.m. New York City Time on each day on which the New York Stock Exchange is open. The Prospectus contains a description of the methods used to compute net asset value.

         The portfolio securities of the Fund may include equity securities which are listed on foreign exchanges. Certain foreign exchanges may be open on Saturdays and customary United States business holidays. As a consequence, the portfolio securities of the Fund may be traded, and the net asset value of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                                   TAX STATUS

         It is the Fund's policy to meet the requirements to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended from time to time (the "Code"), which requires, among other things, that at least 90% of the Fund's gross income be derived from dividends, interest and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The Code also requires the Fund to diversify its holdings so that at the end of each fiscal quarter (i) at least 50 percent of the market value of the Fund's assets is represented by cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5 percent of the value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. If the Fund meets all such requirements and distributes to its shareholders all of its ordinary income and capital gain net income, the Fund will not be required to pay federal income tax. Shareholders of the Fund that are not exempt from federal income taxes will be subject to income taxes on dividends and capital gains distributions received from the Fund.

         The Code also requires the Fund, in general, to distribute, prior to the calendar year end, virtually all of its ordinary income for the calendar year and virtually all of the capital gain net income realized by the Fund in the one-year period ending October 31 in order to avoid the imposition of a 4 percent excise tax on undistributed income. Dividends declared in October, November, or December to shareholders of record on a specified date in such a month and paid in the following January will be treated as distributed by the Fund and received by the Fund shareholders on December 31 of such calendar year.

         A portion of the dividends paid by the Fund may be eligible (subject to a holding period requirement imposed pursuant to the Code) for the dividends-received deduction for the Fund's corporate shareholders.


         Dividends and interest received by the Fund may be subject to income withholding or other taxes imposed by foreign countries and the U.S. which may reduce the yield of the Fund. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes. Foreign countries in which the Fund invests generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Distributions designated by the Fund as deriving from net gains on securities held for more than 12 months, whether received in cash or additional shares, are taxable to the Fund's shareholders that are not exempt from federal income taxes as such (generally at a 20% rate for noncorporate shareholders) for federal income tax purposes without regard to the length of time shares of the Fund have been held. If a shareholder receives a dividend that is taxed as long-term capital gain on shares held for six months or less and sells those shares at a loss, the loss will be treated as a long-term capital loss. The federal income tax status of all distributions will be reported to shareholders annually.

         Special rules (including mark-to-market, constructive sale, short sale, straddle and wash-sale rules) exist for determining the timing of the recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions, including transactions involving futures contracts, forward contracts and options. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         The Trust is required by federal law to withhold 31 percent of reportable payments (which may include Fund dividends, capital gain distributions and redemptions) paid to shareholders who have under-reported dividend or interest income or who have not certified on their applications, or on separate W-9 Forms, that their Social Security or Taxpayer Identification Numbers are correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. Payments reported to the Internal Revenue Service by the Trust that omit your social security number or tax identification number will subject the Trust to charges and penalties of $50 or more each year, all of which will be charged against your account if you fail to provide the certification by the time the report is filed. Such amounts charged against your account are not refundable.

         Payees specifically exempted from backup withholding on dividends and other distributions include: (i) a corporation; (ii) a financial institution;
(iii) an organization exempt from tax under Section 501(a) of the code or an individual retirement plan; (iv) the United States or any agency or instrumentality thereof; (v) a state, the District of Columbia, a possession of the United States, or political subdivision instrumentality thereof; (vi) a foreign government, a political subdivision of a foreign government or any agency or instrumentality thereof; (vii) an international organization or any agency or instrumentality thereof; (viii) a registered dealer in securities or commodities in the U.S. or a possession of the U.S.; (ix) a real estate investment trust; (x) a common trust fund operated by a bank under Section 584(a) of the code; (xi) an exempt charitable remainder trust or a non-exempt trust described in Section 4947(a)(1) of the Code; (xii) an entity registered at all times under the Investment Company Act of 1940; (xiii) a foreign central bank of issue; and (xiv) a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc. Nominee List.



         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2001 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

         If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                              REDEMPTION OF SHARES

         The right of redemption is generally described in the Prospectus. The Trust may suspend the right of redemption during any period when (a) the New York Stock Exchange is closed for other than weekends or holidays or trading thereon is restricted under conditions set forth by the Securities and Exchange Commission ("SEC"); (b) the SEC has by order permitted such suspension; or (c) an emergency as defined by the rules of the SEC exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                           SYSTEMATIC WITHDRAWAL PLANS


         Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in a Systematic Withdrawal Plan. A shareholder whose account in the Fund contains shares worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account in the Fund contains at least $10,000 worth of shares may elect to receive monthly payments of $100 or more.


         Amounts paid under the plan are derived from the proceeds of redemption of shares held in the shareholder's account. Under the plan, all dividends and capital gains distributions must be reinvested in shares of the Fund. All shares obtained through reinvestment and all shares held under the plan must remain on deposit with the Fund. If redemptions for these periodic payments exceed distributions reinvested in an account, such redemptions will reduce or possibly exhaust the number of shares in the account. The minimum withdrawal amounts have been established for administrative convenience and should not be considered as recommended for all investors. For tax purposes, shareholders may realize a capital gain or loss on each payment.

         The plan is administered by the Trust without separate charge to the participating shareholders and may be terminated at any time by a shareholder or the Trust.


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the

Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Fund commenced operations on May 31, 1989. The fiscal year for the Fund ends on the last day of February.



         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series, one for the Pelican Fund, and one for each of the following thirty-eight series, which are offered in separate prospectuses: GMO Intrinsic Value Fund, GMO Tax-Managed U.S. Small Cap Fund, GMO Asia Fund, GMO Emerging Country Debt Share Fund, GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, GMO Small Cap Value Fund, GMO Small Cap Growth Fund, GMO Fundamental Value Fund, GMO REIT Fund, GMO Tax-Managed U.S. Equities Fund, GMO International Core Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Japan Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Global Properties Fund, GMO Tax-Managed International Equities Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund, GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Global Hedged Equity Fund, GMO Inflation Indexed Bond Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund and GMO International Core Plus Allocation Fund. The Trustees have further authorized the issuance of up to eight classes of shares of the foregoing series, Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII and Class VIII Shares. Interests in each portfolio are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding series. The shares of such series do not have any preemptive rights. Upon liquidation of a series shareholders of the corresponding series are entitled to share pro rata in the net assets of the series available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of the Fund as of June 1, 1999:


------------------------------------------------------------------------------------------------------------
         Name                                     Address                                        % Ownership
------------------------------------------------------------------------------------------------------------
The Chase Manhattan Bank, as                      Attn: Karen Rice                               48.87
Directed Master Trustee, Corning                  3 Metrotech Center, Fifth Floor
Investment Plan Trust                             New York, NY 11201-3800
------------------------------------------------------------------------------------------------------------
Nabank & Co.                                      Attn:  Trust Securities
                                                  P.O. Box 2180
                                                  Tulsa, OK  74101-2180                          9.13
------------------------------------------------------------------------------------------------------------
Egleston Children's Hospital                      Attn: John Hatley                              7.52
                                                  375 Dekalb Industrial Way
                                                  Decatur, GA 30030-2205
------------------------------------------------------------------------------------------------------------
Hartwick College                                  Oyaron Hill
                                                  Oneonta,  NY 13820                             5.57
------------------------------------------------------------------------------------------------------------

         As depicted in the above chart, certain shareholder(s) may hold greater than 25% of the outstanding shares of the Pelican Fund. As a result, such shareholders could be deemed to "control" the Fund as such term is defined in the 1940 Act.

                                  VOTING RIGHTS



         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees have determined that the matter affects only the interests of one or more Fund, then only shareholders of such Fund shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             PERFORMANCE INFORMATION

         The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.


         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, three, five, and ten years (or for such shorter period as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. The Fund's total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future.


         The table below sets forth the average annual total return for the Pelican Fund for the one, three, five and ten year periods ending February 28, 1999, and for the period from the commencement of the Fund's operations until February 28, 1999:


------------------------------------------------------------------------------------------------------------------------
                      INCEPTION DATE      1 YEAR           3 YEAR           5 YEAR           10 YEAR        INCEPTION TO
FUND                                        (%)              (%)              (%)              (%)            DATE (%)
------------------------------------------------------------------------------------------------------------------------
Pelican Fund             5/31/89           3.89%           16.52%           17.03%             N/A             13.91%
------------------------------------------------------------------------------------------------------------------------


         The Fund may also from time to time advertise net return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Pelican Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.


         From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Morningstar, Inc. , Lipper Analytical Services, Inc., widely recognized independent services which monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.


         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

                              INVESTMENT GUIDELINES


PERMITTED INVESTMENTS



EQUITY SECURITIES:


  Common stocks
  Preferred stocks
  Convertible securities
  Warrants or rights



- At least 65% of total assets will be invested in common stocks and securities convertible into common stocks.



- Up to 25% of total assets may be invested in foreign securities (generally equity securities traded in principal European and Pacific Basin markets).


OTHER SECURITIES:

Depository Receipts: ADRs, GDRs, EDRs
Foreign issues traded in the U.S. and abroad
Illiquid Securities
144A Securities
Equity Futures and Related Options
Exchange-traded and OTC Options on
Securities and Indexes (including writing covered options)
Debt securities
Short-term notes

Private placements


CASH AND MONEY MARKET INSTRUMENTS

- Any short-term assets will be invested in cash or High Quality Money Market Instruments including securities issued by the U.S. government and agencies thereof, bankers' acceptances, commercial paper, bank certificates of deposit and repurchase agreements.



FOREIGN CURRENCY TRANSACTIONS

- For hedging purposes or in connection with the settlement of portfolio transactions, the Fund may purchase and sell foreign currencies and forward foreign currency contracts.


PROHIBITED INVESTMENTS AND PRACTICES

The Fund will not engage in the following practices except as indicated:

PURCHASING SECURITIES ON MARGIN

-        Except for short-term credits necessary for clearance of transactions

BORROWING MONEY

- Except that the Fund may borrow up to 10% of its total assets from banks temporarily for the payment of redemptions or settlement of securities transactions, but not as a leveraged investment strategy. The Fund may not purchase securities if borrowing exceeds 5% of total assets.

INVESTING IN OTHER OPEN-END INVESTMENT COMPANIES

-        Except as part of a plan of merger or consolidation

UNDERWRITING SECURITIES

- Except to the extent that the Fund is deemed an underwriter for securities law purposes in connection with disposition of portfolio investments.

Selling uncovered put and call options on securities or indexes
Selling securities short
Lending funds or other assets
Purchasing securities on margin
Engaging in foreign currency transactions for speculative purposes
Investing directly in Real Estate
Investing in Non-Financial Commodity Contracts
Participating in Directed Brokerage Arrangements
Making investments for the purpose of gaining control of a company's management Participating in Soft Dollar Arrangements


RESTRICTIONS AND LIMITATIONS


ILLIQUID SECURITIES

- No more than 15% of the Fund's net assets will be invested in illiquid securities. This includes restricted securities (except that some 144A securities may be considered liquid by GMO if there is sufficient market depth), repurchase agreements maturing in greater than 7 days, and other securities determined by GMO not to be readily marketable at their carried value.



PUT AND CALL OPTIONS

-        The Fund will not invest more than 5% of its assets in put options.

- The Fund will not write covered call options on more than 25% of total assets.

- Options purchased or written will be limited to options traded on national exchanges or in the OTC market (OTC options shall not exceed 10% of the Fund's assets).



LOWER-RATED SECURITIES

- The Fund will not invest more than 5% of its assets in lower-rated securities (junk bonds).



INVESTMENT IN INSURANCE COMPANIES

- The Fund will not purchase more than 10% of the total outstanding voting stock of any insurance company (including foreign insurance companies).



INVESTMENT IN SECURITIES ISSUED BY BROKERS, DEALERS, UNDERWRITERS AND INVESTMENT ADVISERS

- Equity: The Fund will not purchase more than 5% of any class of stock of a broker, dealer, underwriter or investment adviser.

- Debt: The Fund may not purchase more than 10% of any such company's total outstanding debt in the aggregate.

- Investment Limits: No more than 5% of the Fund's total assets will be invested in the securities of a single broker, dealer, underwriter or investment adviser.

- This policy does not apply to companies that derived less than 15% of revenues from "securities-related businesses" during the most recent fiscal year.


DIVERSIFICATION/CONCENTRATION


DIVERSIFICATION

- Except for U.S. Government securities, cash obligations of domestic banks, and money market instruments, the Fund will not invest more than 5% of its assets in the securities of a single issuer.

- The Fund will not hold more than 10% of the voting securities of any issuer.



CONCENTRATION

No more than 25% of the Fund's assets will be invested in securities of issuers in any one industry.

                              FINANCIAL STATEMENTS


         The report of PricewaterhouseCoopers LLP and the Fund's audited Financial Statements for the year ended February 28, 1999 are incorporated by reference to the Fund's Annual Report filed with the Securities and Exchange Commission on May 10, 1999 pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


                             SPECIMEN PRICE MAKE-UP

         Following is a computation of the total offering price per share for the Pelican Fund based upon its net asset value and shares of beneficial interest outstanding at the close of business on February 28, 1999:


         Net Assets at Value (Equivalent to $15.73
           per share based on 14,235,537 shares) .........................  $223,936,590
         Offering Price...................................................  $      15.73

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.  EXHIBITS

     (a). Amended and Restated Agreement and Declaration of Trust.(1)

     (b). Amended and Restated By-laws of the Trust.(1)

     (c). Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

     (d). 1. Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Fundamental Value Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Core Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Japan Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Properties Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed U.S. Small Cap Fund; GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, Pelican Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed International Equities Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO");(1)

          2. Form of Consulting Agreements between GMO, on behalf of each of its GMO Emerging Markets Fund, GMO Evolving Countries Fund and GMO Asia Fund, and Dancing Elephant, Ltd.;(1)

-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

     (e). None.

     (f). None.

     (g). 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), and GMO Short-Term Income Fund, GMO and Investors Bank & Trust Company ("IBT");(1)

          2. Custodian Agreement (the "BBH Custodian Agreement") among the Trust, on behalf of its GMO International Core Fund and GMO Japan Fund, GMO and Brown Brothers Harriman & Co. ("BBH");(1)

          3. Custodian Agreement (the "SSB Custodian Agreement") among the Trust, on behalf of its Pelican Fund, GMO and State Street Bank and Trust Company ("SSB");(1)

          4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO U.S. Bond/Global Alpha B Fund, GMO Tobacco-Free Core Fund, GMO Fundamental Value Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Bond Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Emerging Country Debt Fund, GMO Domestic Bond Fund, GMO REIT Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO International Core Plus Allocation Fund, GMO Emerging Country Debt Share Fund, GMO Small Cap Growth Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund and GMO Tax-Managed U.S. Small Cap Fund, GMO and IBT;(1)



-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

          5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of its GMO Emerging Markets Fund, GMO Currency Hedged International Core Fund, GMO Evolving Countries Fund, GMO Global Hedged Equity Fund, GMO International Small Companies Fund, GMO Foreign Fund, GMO Asia Fund, GMO Tax-Managed International Equities Fund and GMO Global Properties Fund, GMO and BBH;(1)

     (h). 1. Transfer Agency Agreement among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Value Fund (formerly "GMO Growth Allocation Fund"), GMO Short-Term Income Fund, GMO International Core Fund and GMO Japan Fund, GMO and IBT;(1)

          2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of each of its GMO Tobacco-Free Core Fund, GMO Fundamental Value Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO Currency Hedged International Core Fund, GMO Foreign Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Properties Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond/Global Alpha A Fund (formerly "GMO Global Fund"), GMO U.S. Bond/Global Alpha B Fund, GMO International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Inflation Indexed Bond Fund, GMO Emerging Country Debt Share Fund, Pelican Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Intrinsic Value Fund and GMO Tax-Managed U.S. Small Cap Fund, GMO and IBT.(1)

          3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by Grantham, Mayo, Van Otterloo & Co. LLC to the Trust.(1)

          4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and Grantham, Mayo, Van Otterloo & Co. LLC.(1)

-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

     (i). Opinion and Consent of Ropes & Gray.(1)

     (j). Consent of PricewaterhouseCoopers LLP -- Exhibit 1

     (k). Financial Statements: See "Financial Highlights" in each Prospectus and "Financial Statements" in each Statement of Additional Information. The Financial Statements required pursuant to Item 22 of Form N-1A are hereby incorporated by reference to the Annual Reports to shareholders previously filed with the Commission on May 10, 1999 by means of EDGAR pursuant to the requirements of Section 30(d) of the 1940 Act and the rules promulgated thereunder.

     (l). None.

     (m). None.

     (n). Financial Data Schedules -- Not Applicable.

     (o). Form of Rule 18f-3 Multiclass Plan.(1)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.



-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

          Not Applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29.  MANAGEMENT SERVICES

          Not Applicable.

Item 30.  UNDERTAKINGS

          None.

















-------------------

(1) = Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, has duly caused this Post-Effective Amendment No. 50 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 57 under the 1940 Act, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of June, 1999.


                                         GMO Trust

                                         By:  R. JEREMY GRANTHAM*
                                              ----------------------------------
                                              R. Jeremy Grantham
                                              President - Quantitative;
                                              Principal Executive Officer;
                                              Title:  Trustee



    Pursuant to the Securities Act of 1933, this Post-Effective Amendment No. 50 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                   TITLE                                 DATE
----------                   -----                                 ----

R. JEREMY GRANTHAM*          President - Quantitative; Principal   June 29, 1999
-------------------          Executive Officer; Trustee
R. Jeremy Grantham

SUSAN RANDALL HARBERT*       Treasurer; Principal Financial and    June 29, 1999
----------------------       Accounting Officer
Susan Randall Harbert

HARVEY R. MARGOLIS*          Trustee                               June 29, 1999
-------------------
Harvey R. Margolis

JAY O. LIGHT*                Trustee                               June 29, 1999
-------------
Jay O. Light



                           * By: /S/ WILLIAM R. ROYER
                                 -------------------------------
                                 William R. Royer
                                 Attorney-in-Fact

                                POWER OF ATTORNEY


    We, the undersigned officers and trustees of GMO Trust, a Massachusetts business trust, hereby severally constitute and appoint William R. Royer our true and lawful attorney, with full power to him to sign for us, and in our names and in the capacities indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming our signatures as they may be signed by our said attorneys on said Registration Statement.

    Witness our hands and common seal on the date set forth below.

                      (Seal)



SIGNATURE                    TITLE                                DATE
---------                    -----                                ----

                             President-Domestic;
                             Principal Executive
/S/ R. Jeremy Grantham       Officer; Trustee                     March 12, 1996
-------------------------
R. Jeremy Grantham


/S/ Eyk H.A. Van Otterloo    President-International              March 12, 1996
-------------------------
Eyk H.A. Van Otterloo


/S/ Harvey Margolis          Trustee                              March 12, 1996
-------------------------
Harvey Margolis


                             Treasurer; Principal
                             Financial and
/S/ Kingsley Durant          Accounting Officer                   March 12, 1996
-------------------------
Kingsley Durant

                                POWER OF ATTORNEY


    I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my names and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

    Witness my hand and common seal on the date set forth below.

                      (Seal)



SIGNATURE                    TITLE                                  DATE
---------                    -----                                  ----

/S/ JAY O. LIGHT             Trustee                                May 23, 1996
-------------------------
Jay O. Light

                                POWER OF ATTORNEY


    I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

    Witness my hand and common seal on the date set forth below.

                      (Seal)



SIGNATURE                    TITLE                                DATE
---------                    -----                                ----

/S/ SUSAN RANDALL HARBERT    Treasurer; Principal                 April 29, 1999
-------------------------    Financial and Accounting
Susan Randall Harbert        Officer

                                  EXHIBIT INDEX

                                    GMO TRUST



EXHIBIT NO.     TITLE OF EXHIBIT
-----------     ----------------

     1          Consent of PricewaterhouseCoopers LLP